Total Bond Market Index Portfolio
Schedule of Investments (unaudited)
As of March 31, 2021
The portfolio files its complete schedule of portfolio holdings with the Securities and Exchange Commission (SEC) for the first and third quarters of each fiscal year as an exhibit to its reports on Form N-PORT. The portfolio’s Form N-PORT reports are available on the SEC’s website at www.sec.gov.
		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
U.S. Government and Agency Obligations (63.0%)
U.S. Government Securities (40.6%)
	U.S. Treasury Note/Bond	8.000%	11/15/21	3,400	3,564
	U.S. Treasury Note/Bond	2.500%	2/15/22	3,616	3,692
	U.S. Treasury Note/Bond	1.750%	2/28/22	330	335
	U.S. Treasury Note/Bond	2.375%	3/15/22	8,316	8,498
	U.S. Treasury Note/Bond	0.375%	3/31/22	11,505	11,539
	U.S. Treasury Note/Bond	1.750%	3/31/22	3,529	3,588
	U.S. Treasury Note/Bond	2.250%	4/15/22	10,050	10,276
	U.S. Treasury Note/Bond	0.125%	4/30/22	2,938	2,939
	U.S. Treasury Note/Bond	1.750%	4/30/22	4,977	5,066
	U.S. Treasury Note/Bond	1.875%	4/30/22	4,927	5,022
	U.S. Treasury Note/Bond	2.125%	5/15/22	221	226
	U.S. Treasury Note/Bond	0.125%	5/31/22	560	560
	U.S. Treasury Note/Bond	1.750%	5/31/22	5,115	5,213
	U.S. Treasury Note/Bond	1.875%	5/31/22	6,650	6,787
	U.S. Treasury Note/Bond	1.750%	6/15/22	6,281	6,405
	U.S. Treasury Note/Bond	0.125%	6/30/22	9,814	9,816
	U.S. Treasury Note/Bond	1.750%	6/30/22	5,500	5,613
	U.S. Treasury Note/Bond	2.125%	6/30/22	5,235	5,367
	U.S. Treasury Note/Bond	1.750%	7/15/22	6,092	6,220
	U.S. Treasury Note/Bond	0.125%	7/31/22	7,974	7,975
	U.S. Treasury Note/Bond	1.875%	7/31/22	6,417	6,567
	U.S. Treasury Note/Bond	2.000%	7/31/22	6,025	6,177
	U.S. Treasury Note/Bond	1.500%	8/15/22	10,098	10,289
	U.S. Treasury Note/Bond	1.625%	8/15/22	2,169	2,214
	U.S. Treasury Note/Bond	7.250%	8/15/22	875	960
	U.S. Treasury Note/Bond	0.125%	8/31/22	16,730	16,730
	U.S. Treasury Note/Bond	1.625%	8/31/22	9,570	9,772
	U.S. Treasury Note/Bond	1.875%	8/31/22	5,445	5,579
	U.S. Treasury Note/Bond	1.500%	9/15/22	778	793
	U.S. Treasury Note/Bond	0.125%	9/30/22	1,631	1,631
	U.S. Treasury Note/Bond	1.750%	9/30/22	9,437	9,666
	U.S. Treasury Note/Bond	1.875%	9/30/22	9,975	10,235
	U.S. Treasury Note/Bond	1.375%	10/15/22	4,386	4,470
	U.S. Treasury Note/Bond	1.875%	10/31/22	6,520	6,698
	U.S. Treasury Note/Bond	2.000%	10/31/22	7,947	8,180
	U.S. Treasury Note/Bond	1.625%	11/15/22	21,235	21,743
	U.S. Treasury Note/Bond	7.625%	11/15/22	40	45
[1]	U.S. Treasury Note/Bond	0.125%	11/30/22	25,065	25,061
	U.S. Treasury Note/Bond	2.000%	11/30/22	20,733	21,375
	U.S. Treasury Note/Bond	1.625%	12/15/22	7,625	7,817
	U.S. Treasury Note/Bond	0.125%	12/31/22	460	460
	U.S. Treasury Note/Bond	2.125%	12/31/22	12,951	13,396

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	U.S. Treasury Note/Bond	1.500%	1/15/23	7,705	7,890
	U.S. Treasury Note/Bond	0.125%	1/31/23	12,426	12,418
	U.S. Treasury Note/Bond	1.750%	1/31/23	7,020	7,224
	U.S. Treasury Note/Bond	2.000%	2/15/23	8,298	8,582
	U.S. Treasury Note/Bond	7.125%	2/15/23	1,690	1,908
	U.S. Treasury Note/Bond	0.125%	2/28/23	667	667
	U.S. Treasury Note/Bond	1.500%	2/28/23	2,889	2,963
	U.S. Treasury Note/Bond	0.500%	3/15/23	12,726	12,807
	U.S. Treasury Note/Bond	0.125%	3/31/23	3,795	3,793
	U.S. Treasury Note/Bond	1.500%	3/31/23	7,005	7,191
	U.S. Treasury Note/Bond	2.500%	3/31/23	6,770	7,086
	U.S. Treasury Note/Bond	0.250%	4/15/23	8,425	8,438
	U.S. Treasury Note/Bond	1.625%	4/30/23	215	221
	U.S. Treasury Note/Bond	2.750%	4/30/23	3,500	3,686
	U.S. Treasury Note/Bond	0.125%	5/15/23	4,220	4,215
	U.S. Treasury Note/Bond	1.750%	5/15/23	7,400	7,643
	U.S. Treasury Note/Bond	1.625%	5/31/23	7,175	7,395
	U.S. Treasury Note/Bond	2.750%	5/31/23	5,850	6,173
	U.S. Treasury Note/Bond	0.250%	6/15/23	13,420	13,435
	U.S. Treasury Note/Bond	1.375%	6/30/23	5,050	5,183
	U.S. Treasury Note/Bond	2.625%	6/30/23	5,398	5,691
[1]	U.S. Treasury Note/Bond	0.125%	7/15/23	25,859	25,807
	U.S. Treasury Note/Bond	1.250%	7/31/23	2,630	2,693
	U.S. Treasury Note/Bond	2.750%	7/31/23	3,555	3,765
	U.S. Treasury Note/Bond	0.125%	8/15/23	5,695	5,682
	U.S. Treasury Note/Bond	6.250%	8/15/23	6,565	7,496
	U.S. Treasury Note/Bond	1.375%	8/31/23	10,235	10,520
	U.S. Treasury Note/Bond	2.750%	8/31/23	4,860	5,155
	U.S. Treasury Note/Bond	0.125%	9/15/23	10,870	10,839
	U.S. Treasury Note/Bond	1.375%	9/30/23	2,315	2,381
	U.S. Treasury Note/Bond	2.875%	9/30/23	4,309	4,592
	U.S. Treasury Note/Bond	0.125%	10/15/23	3,605	3,593
	U.S. Treasury Note/Bond	1.625%	10/31/23	3,750	3,882
	U.S. Treasury Note/Bond	2.875%	10/31/23	9,503	10,141
	U.S. Treasury Note/Bond	0.250%	11/15/23	1,040	1,039
	U.S. Treasury Note/Bond	2.750%	11/15/23	4,261	4,538
	U.S. Treasury Note/Bond	2.125%	11/30/23	6,150	6,454
	U.S. Treasury Note/Bond	2.875%	11/30/23	344	368
[1]	U.S. Treasury Note/Bond	0.125%	12/15/23	25,734	25,621
	U.S. Treasury Note/Bond	2.250%	12/31/23	2,267	2,388
	U.S. Treasury Note/Bond	2.625%	12/31/23	7,337	7,805
	U.S. Treasury Note/Bond	0.125%	1/15/24	5,920	5,889
	U.S. Treasury Note/Bond	2.250%	1/31/24	3,215	3,391
	U.S. Treasury Note/Bond	2.500%	1/31/24	9,419	9,999
	U.S. Treasury Note/Bond	0.125%	2/15/24	7,010	6,972
	U.S. Treasury Note/Bond	2.750%	2/15/24	10,710	11,453
	U.S. Treasury Note/Bond	2.125%	2/29/24	8,725	9,178
	U.S. Treasury Note/Bond	2.375%	2/29/24	6,712	7,108
	U.S. Treasury Note/Bond	0.250%	3/15/24	8,235	8,213
	U.S. Treasury Note/Bond	2.125%	3/31/24	18,446	19,417
	U.S. Treasury Note/Bond	2.000%	4/30/24	1,260	1,323
	U.S. Treasury Note/Bond	2.250%	4/30/24	10,559	11,163
	U.S. Treasury Note/Bond	2.000%	5/31/24	11,547	12,125
	U.S. Treasury Note/Bond	1.750%	6/30/24	8,060	8,403
	U.S. Treasury Note/Bond	2.000%	6/30/24	10,955	11,510
	U.S. Treasury Note/Bond	1.750%	7/31/24	9,127	9,521
	U.S. Treasury Note/Bond	2.125%	7/31/24	9,736	10,276
	U.S. Treasury Note/Bond	2.375%	8/15/24	11,564	12,305

	Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
U.S. Treasury Note/Bond	1.250%	8/31/24	10,125	10,388
U.S. Treasury Note/Bond	1.875%	8/31/24	4,655	4,875
U.S. Treasury Note/Bond	1.500%	9/30/24	785	813
U.S. Treasury Note/Bond	2.125%	9/30/24	3,394	3,585
U.S. Treasury Note/Bond	1.500%	10/31/24	9,070	9,379
U.S. Treasury Note/Bond	2.250%	10/31/24	5,980	6,344
U.S. Treasury Note/Bond	2.250%	11/15/24	12,681	13,458
U.S. Treasury Note/Bond	7.500%	11/15/24	25	31
U.S. Treasury Note/Bond	1.500%	11/30/24	7,847	8,113
U.S. Treasury Note/Bond	2.125%	11/30/24	10,054	10,626
U.S. Treasury Note/Bond	1.750%	12/31/24	14,765	15,402
U.S. Treasury Note/Bond	2.250%	12/31/24	1,645	1,748
U.S. Treasury Note/Bond	1.375%	1/31/25	4,905	5,047
U.S. Treasury Note/Bond	2.500%	1/31/25	6,340	6,799
U.S. Treasury Note/Bond	2.000%	2/15/25	8,625	9,083
U.S. Treasury Note/Bond	1.125%	2/28/25	330	336
U.S. Treasury Note/Bond	2.750%	2/28/25	2,513	2,720
U.S. Treasury Note/Bond	0.500%	3/31/25	23,074	22,922
U.S. Treasury Note/Bond	2.625%	3/31/25	1,961	2,114
U.S. Treasury Note/Bond	0.375%	4/30/25	2,194	2,167
U.S. Treasury Note/Bond	2.875%	4/30/25	4,060	4,420
U.S. Treasury Note/Bond	2.125%	5/15/25	12,735	13,479
U.S. Treasury Note/Bond	0.250%	5/31/25	9,593	9,409
U.S. Treasury Note/Bond	2.875%	5/31/25	6,350	6,917
U.S. Treasury Note/Bond	0.250%	6/30/25	9,264	9,076
U.S. Treasury Note/Bond	2.750%	6/30/25	4,880	5,294
U.S. Treasury Note/Bond	0.250%	7/31/25	8,797	8,603
U.S. Treasury Note/Bond	2.875%	7/31/25	5,105	5,568
U.S. Treasury Note/Bond	2.000%	8/15/25	14,580	15,362
U.S. Treasury Note/Bond	6.875%	8/15/25	2,085	2,631
U.S. Treasury Note/Bond	0.250%	8/31/25	6,080	5,937
U.S. Treasury Note/Bond	2.750%	8/31/25	6,385	6,934
U.S. Treasury Note/Bond	0.250%	9/30/25	5,675	5,535
U.S. Treasury Note/Bond	0.250%	10/31/25	7,765	7,561
U.S. Treasury Note/Bond	3.000%	10/31/25	4,015	4,410
U.S. Treasury Note/Bond	2.250%	11/15/25	10,421	11,095
U.S. Treasury Note/Bond	0.375%	11/30/25	12,230	11,962
U.S. Treasury Note/Bond	2.875%	11/30/25	6,285	6,870
U.S. Treasury Note/Bond	0.375%	12/31/25	4,993	4,876
U.S. Treasury Note/Bond	2.625%	12/31/25	9,165	9,915
U.S. Treasury Note/Bond	0.375%	1/31/26	12,245	11,941
U.S. Treasury Note/Bond	2.625%	1/31/26	4,700	5,087
U.S. Treasury Note/Bond	1.625%	2/15/26	11,936	12,343
U.S. Treasury Note/Bond	0.500%	2/28/26	4,701	4,608
U.S. Treasury Note/Bond	0.750%	3/31/26	10,590	10,497
U.S. Treasury Note/Bond	2.250%	3/31/26	6,250	6,653
U.S. Treasury Note/Bond	2.375%	4/30/26	4,780	5,118
U.S. Treasury Note/Bond	1.625%	5/15/26	10,789	11,143
U.S. Treasury Note/Bond	2.125%	5/31/26	6,595	6,977
U.S. Treasury Note/Bond	1.875%	6/30/26	9,335	9,755
U.S. Treasury Note/Bond	1.875%	7/31/26	8,066	8,424
U.S. Treasury Note/Bond	1.500%	8/15/26	10,068	10,311
U.S. Treasury Note/Bond	6.750%	8/15/26	630	819
U.S. Treasury Note/Bond	1.625%	9/30/26	5,215	5,371
U.S. Treasury Note/Bond	1.625%	10/31/26	7,825	8,051
U.S. Treasury Note/Bond	2.000%	11/15/26	19,605	20,573
U.S. Treasury Note/Bond	6.500%	11/15/26	765	991
U.S. Treasury Note/Bond	1.625%	11/30/26	7,070	7,271

	Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
U.S. Treasury Note/Bond	1.750%	12/31/26	9,983	10,329
U.S. Treasury Note/Bond	1.500%	1/31/27	1,335	1,361
U.S. Treasury Note/Bond	2.250%	2/15/27	6,372	6,767
U.S. Treasury Note/Bond	6.625%	2/15/27	65	85
U.S. Treasury Note/Bond	1.125%	2/28/27	16,798	16,750
U.S. Treasury Note/Bond	0.625%	3/31/27	15,968	15,440
U.S. Treasury Note/Bond	0.500%	4/30/27	910	872
U.S. Treasury Note/Bond	2.375%	5/15/27	8,831	9,437
U.S. Treasury Note/Bond	0.500%	5/31/27	10,505	10,042
U.S. Treasury Note/Bond	0.500%	6/30/27	12,990	12,397
U.S. Treasury Note/Bond	0.375%	7/31/27	12,560	11,865
U.S. Treasury Note/Bond	2.250%	8/15/27	8,422	8,926
U.S. Treasury Note/Bond	6.375%	8/15/27	185	243
U.S. Treasury Note/Bond	0.500%	8/31/27	10,825	10,291
U.S. Treasury Note/Bond	0.375%	9/30/27	7,875	7,411
U.S. Treasury Note/Bond	0.500%	10/31/27	12,115	11,475
U.S. Treasury Note/Bond	2.250%	11/15/27	11,502	12,174
U.S. Treasury Note/Bond	6.125%	11/15/27	1,839	2,403
U.S. Treasury Note/Bond	0.625%	11/30/27	17,153	16,357
U.S. Treasury Note/Bond	0.625%	12/31/27	16,975	16,163
U.S. Treasury Note/Bond	0.750%	1/31/28	12,285	11,780
U.S. Treasury Note/Bond	2.750%	2/15/28	7,480	8,159
U.S. Treasury Note/Bond	1.125%	2/29/28	8,260	8,115
U.S. Treasury Note/Bond	1.250%	3/31/28	10,855	10,743
U.S. Treasury Note/Bond	2.875%	5/15/28	12,080	13,278
U.S. Treasury Note/Bond	2.875%	8/15/28	13,082	14,388
U.S. Treasury Note/Bond	5.500%	8/15/28	2,745	3,526
U.S. Treasury Note/Bond	3.125%	11/15/28	11,328	12,666
U.S. Treasury Note/Bond	5.250%	11/15/28	1,655	2,107
U.S. Treasury Note/Bond	2.375%	5/15/29	11,877	12,624
U.S. Treasury Note/Bond	1.625%	8/15/29	11,565	11,608
U.S. Treasury Note/Bond	1.750%	11/15/29	8,091	8,188
U.S. Treasury Note/Bond	1.500%	2/15/30	2,454	2,424
U.S. Treasury Note/Bond	0.625%	5/15/30	14,212	12,938
U.S. Treasury Note/Bond	6.250%	5/15/30	2,350	3,278
U.S. Treasury Note/Bond	0.625%	8/15/30	17,052	15,453
U.S. Treasury Note/Bond	0.875%	11/15/30	23,561	21,794
U.S. Treasury Note/Bond	1.125%	2/15/31	20,749	19,605
U.S. Treasury Note/Bond	5.375%	2/15/31	5,075	6,784
U.S. Treasury Note/Bond	4.500%	2/15/36	2,548	3,370
U.S. Treasury Note/Bond	4.750%	2/15/37	2,000	2,735
U.S. Treasury Note/Bond	5.000%	5/15/37	1,250	1,754
U.S. Treasury Note/Bond	4.375%	2/15/38	1,450	1,916
U.S. Treasury Note/Bond	4.500%	5/15/38	1,559	2,091
U.S. Treasury Note/Bond	3.500%	2/15/39	1,920	2,300
U.S. Treasury Note/Bond	4.250%	5/15/39	2,247	2,951
U.S. Treasury Note/Bond	4.500%	8/15/39	2,516	3,406
U.S. Treasury Note/Bond	4.375%	11/15/39	2,742	3,664
U.S. Treasury Note/Bond	4.625%	2/15/40	3,750	5,169
U.S. Treasury Note/Bond	1.125%	5/15/40	11,395	9,308
U.S. Treasury Note/Bond	4.375%	5/15/40	2,735	3,667
U.S. Treasury Note/Bond	1.125%	8/15/40	13,705	11,152
U.S. Treasury Note/Bond	3.875%	8/15/40	3,015	3,802
U.S. Treasury Note/Bond	1.375%	11/15/40	11,678	9,941
U.S. Treasury Note/Bond	4.250%	11/15/40	3,295	4,359
U.S. Treasury Note/Bond	1.875%	2/15/41	10,302	9,594
U.S. Treasury Note/Bond	4.750%	2/15/41	3,956	5,571
U.S. Treasury Note/Bond	4.375%	5/15/41	925	1,246

	Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
U.S. Treasury Note/Bond	3.750%	8/15/41	2,825	3,515
U.S. Treasury Note/Bond	3.125%	11/15/41	2,701	3,077
U.S. Treasury Note/Bond	3.125%	2/15/42	3,631	4,139
U.S. Treasury Note/Bond	3.000%	5/15/42	2,720	3,039
U.S. Treasury Note/Bond	2.750%	8/15/42	5,595	6,005
U.S. Treasury Note/Bond	2.750%	11/15/42	5,746	6,162
U.S. Treasury Note/Bond	3.125%	2/15/43	6,850	7,797
U.S. Treasury Note/Bond	3.625%	8/15/43	7,405	9,092
U.S. Treasury Note/Bond	3.750%	11/15/43	700	876
U.S. Treasury Note/Bond	3.625%	2/15/44	9,051	11,133
U.S. Treasury Note/Bond	3.375%	5/15/44	9,099	10,779
U.S. Treasury Note/Bond	3.125%	8/15/44	8,831	10,054
U.S. Treasury Note/Bond	3.000%	11/15/44	8,262	9,218
U.S. Treasury Note/Bond	2.500%	2/15/45	8,820	9,012
U.S. Treasury Note/Bond	3.000%	5/15/45	6,477	7,226
U.S. Treasury Note/Bond	2.875%	8/15/45	4,991	5,453
U.S. Treasury Note/Bond	3.000%	11/15/45	3,084	3,445
U.S. Treasury Note/Bond	2.500%	2/15/46	2,655	2,708
U.S. Treasury Note/Bond	2.500%	5/15/46	8,981	9,159
U.S. Treasury Note/Bond	2.250%	8/15/46	7,656	7,438
U.S. Treasury Note/Bond	2.875%	11/15/46	10,175	11,129
U.S. Treasury Note/Bond	3.000%	2/15/47	9,000	10,081
U.S. Treasury Note/Bond	3.000%	5/15/47	7,293	8,171
U.S. Treasury Note/Bond	2.750%	8/15/47	6,988	7,476
U.S. Treasury Note/Bond	2.750%	11/15/47	908	972
U.S. Treasury Note/Bond	3.000%	2/15/48	8,479	9,515
U.S. Treasury Note/Bond	3.125%	5/15/48	8,984	10,317
U.S. Treasury Note/Bond	3.000%	8/15/48	9,510	10,685
U.S. Treasury Note/Bond	3.375%	11/15/48	4,300	5,170
U.S. Treasury Note/Bond	3.000%	2/15/49	11,044	12,423
U.S. Treasury Note/Bond	2.250%	8/15/49	5,029	4,870
U.S. Treasury Note/Bond	2.375%	11/15/49	1,676	1,667
U.S. Treasury Note/Bond	2.000%	2/15/50	9,144	8,374
U.S. Treasury Note/Bond	1.250%	5/15/50	17,911	13,537
U.S. Treasury Note/Bond	1.375%	8/15/50	18,866	14,733
U.S. Treasury Note/Bond	1.625%	11/15/50	17,877	14,911
U.S. Treasury Note/Bond	1.875%	2/15/51	13,790	12,239
				1,927,749
Agency Bonds and Notes (1.5%)
Federal Farm Credit Banks Funding Corp.	1.600%	12/28/21	225	228
Federal Farm Credit Banks Funding Corp.	0.375%	4/8/22	700	702
Federal Farm Credit Banks Funding Corp.	0.125%	11/23/22	750	750
Federal Farm Credit Banks Funding Corp.	0.125%	2/3/23	750	749
Federal Farm Credit Banks Funding Corp.	1.770%	6/26/23	150	155
Federal Farm Credit Banks Funding Corp.	3.500%	12/20/23	75	81
Federal Farm Credit Banks Funding Corp.	0.250%	2/26/24	600	598
Federal Home Loan Banks	1.625%	12/20/21	1,300	1,315
Federal Home Loan Banks	0.250%	6/3/22	2,000	2,003
Federal Home Loan Banks	2.125%	6/10/22	175	179
Federal Home Loan Banks	0.125%	8/12/22	1,000	1,000
Federal Home Loan Banks	2.000%	9/9/22	250	257

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	Federal Home Loan Banks	0.125%	10/21/22	500	500
	Federal Home Loan Banks	1.375%	2/17/23	800	818
	Federal Home Loan Banks	2.125%	3/10/23	970	1,007
	Federal Home Loan Banks	0.125%	3/17/23	1,000	999
	Federal Home Loan Banks	2.500%	2/13/24	535	568
	Federal Home Loan Banks	1.500%	8/15/24	330	341
	Federal Home Loan Banks	0.500%	4/14/25	1,000	993
	Federal Home Loan Banks	0.375%	9/4/25	500	491
	Federal Home Loan Banks	3.250%	11/16/28	315	354
	Federal Home Loan Banks	5.500%	7/15/36	1,400	2,016
[2]	Federal Home Loan Mortgage Corp.	2.375%	1/13/22	800	814
[2]	Federal Home Loan Mortgage Corp.	0.250%	6/8/22	600	601
[2]	Federal Home Loan Mortgage Corp.	0.125%	7/25/22	800	800
[2]	Federal Home Loan Mortgage Corp.	0.375%	4/20/23	1,200	1,205
[2]	Federal Home Loan Mortgage Corp.	0.375%	5/5/23	600	602
[2]	Federal Home Loan Mortgage Corp.	2.750%	6/19/23	500	528
[2]	Federal Home Loan Mortgage Corp.	0.250%	6/26/23	2,000	2,002
[2]	Federal Home Loan Mortgage Corp.	0.250%	8/24/23	1,650	1,650
[2]	Federal Home Loan Mortgage Corp.	0.250%	9/8/23	1,800	1,799
[2]	Federal Home Loan Mortgage Corp.	0.250%	11/6/23	1,000	999
[2]	Federal Home Loan Mortgage Corp.	0.250%	12/4/23	1,500	1,498
[2]	Federal Home Loan Mortgage Corp.	1.500%	2/12/25	1,200	1,239
[2]	Federal Home Loan Mortgage Corp.	0.375%	7/21/25	1,500	1,474
[2]	Federal Home Loan Mortgage Corp.	0.375%	9/23/25	2,000	1,964
[2]	Federal Home Loan Mortgage Corp.	6.750%	9/15/29	127	180
[2]	Federal Home Loan Mortgage Corp.	6.750%	3/15/31	1,525	2,208
[2]	Federal Home Loan Mortgage Corp.	6.250%	7/15/32	502	724
[2]	Federal National Mortgage Association	2.000%	1/5/22	500	507
[2]	Federal National Mortgage Association	2.625%	1/11/22	216	220
[2]	Federal National Mortgage Association	2.250%	4/12/22	476	486
[2]	Federal National Mortgage Association	1.375%	9/6/22	350	356
[2]	Federal National Mortgage Association	2.000%	10/5/22	850	874
[2]	Federal National Mortgage Association	2.375%	1/19/23	2,394	2,489
[2]	Federal National Mortgage Association	0.250%	5/22/23	1,200	1,201
[2]	Federal National Mortgage Association	0.250%	7/10/23	2,000	2,000
[2]	Federal National Mortgage Association	2.875%	9/12/23	400	425
[2]	Federal National Mortgage Association	0.250%	11/27/23	1,000	999
[2]	Federal National Mortgage Association	2.500%	2/5/24	975	1,035
[2]	Federal National Mortgage Association	1.750%	7/2/24	1,028	1,071
[2]	Federal National Mortgage Association	2.625%	9/6/24	160	172
[2]	Federal National Mortgage Association	1.625%	10/15/24	970	1,007
[2]	Federal National Mortgage Association	1.625%	1/7/25	1,300	1,352
[2]	Federal National Mortgage Association	0.625%	4/22/25	1,000	998
[2]	Federal National Mortgage Association	0.500%	6/17/25	1,000	990
[2]	Federal National Mortgage Association	0.375%	8/25/25	2,000	1,966
[2]	Federal National Mortgage Association	0.500%	11/7/25	2,000	1,968
[2]	Federal National Mortgage Association	2.125%	4/24/26	575	608
[2]	Federal National Mortgage Association	1.875%	9/24/26	500	522
[2]	Federal National Mortgage Association	0.750%	10/8/27	1,000	963
[2]	Federal National Mortgage Association	6.250%	5/15/29	175	237
[2]	Federal National Mortgage Association	7.125%	1/15/30	925	1,333
[2]	Federal National Mortgage Association	7.250%	5/15/30	300	439
[2]	Federal National Mortgage Association	0.875%	8/5/30	1,000	924
[2]	Federal National Mortgage Association	6.625%	11/15/30	300	428
[2]	Federal National Mortgage Association	5.625%	7/15/37	275	406
[2]	Freddie Mac	0.125%	10/16/23	1,000	996
	Private Export Funding Corp.	4.300%	12/15/21	100	103
	Private Export Funding Corp.	2.800%	5/15/22	125	128

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	Private Export Funding Corp.	2.050%	11/15/22	1,075	1,105
	Private Export Funding Corp.	3.550%	1/15/24	100	108
	Private Export Funding Corp.	2.450%	7/15/24	100	106
	Private Export Funding Corp.	3.250%	6/15/25	50	55
	Tennessee Valley Authority	1.875%	8/15/22	175	179
	Tennessee Valley Authority	2.875%	9/15/24	191	206
	Tennessee Valley Authority	0.750%	5/15/25	200	199
	Tennessee Valley Authority	6.750%	11/1/25	134	170
	Tennessee Valley Authority	7.125%	5/1/30	1,000	1,438
	Tennessee Valley Authority	4.650%	6/15/35	175	227
	Tennessee Valley Authority	5.880%	4/1/36	250	360
	Tennessee Valley Authority	5.500%	6/15/38	100	140
	Tennessee Valley Authority	5.250%	9/15/39	412	566
	Tennessee Valley Authority	4.875%	1/15/48	100	136
	Tennessee Valley Authority	5.375%	4/1/56	50	76
	Tennessee Valley Authority	4.625%	9/15/60	180	247
	Tennessee Valley Authority	4.250%	9/15/65	200	259
					69,171
Conventional Mortgage-Backed Securities (20.9%)
[2,3]	Fannie Mae Pool	6.500%	9/1/32	15	17
[2,3]	Freddie Mac Gold Pool	2.000%	8/1/28–12/1/31	471	484
[2,3]	Freddie Mac Gold Pool	2.500%	4/1/27–2/1/43	9,040	9,426
[2,3]	Freddie Mac Gold Pool	3.000%	10/1/26–8/1/47	30,390	32,061
[2,3]	Freddie Mac Gold Pool	3.500%	9/1/25–11/1/48	35,619	38,183
[2,3]	Freddie Mac Gold Pool	4.000%	6/1/24–11/1/48	20,029	21,839
[2,3]	Freddie Mac Gold Pool	4.500%	9/1/21–10/1/48	10,147	11,228
[2,3]	Freddie Mac Gold Pool	5.000%	1/1/22–11/1/48	2,688	3,043
[2,3]	Freddie Mac Gold Pool	5.500%	7/1/22–6/1/41	1,961	2,251
[2,3]	Freddie Mac Gold Pool	6.000%	9/1/21–3/1/39	1,459	1,687
[2,3]	Freddie Mac Gold Pool	6.500%	8/1/23–4/1/39	455	518
[2,3]	Freddie Mac Gold Pool	7.000%	4/1/23–2/1/37	112	125
[2,3]	Freddie Mac Gold Pool	7.500%	1/1/23–4/1/28	6	9
[2,3]	Freddie Mac Gold Pool	8.000%	1/1/22–7/1/30	10	11
[2,3]	Freddie Mac Gold Pool	8.500%	7/1/24–11/1/30	9	10
[2,3]	Freddie Mac Gold Pool	9.000%	5/1/27–5/1/30	3	4
[3,4]	Ginnie Mae	2.000%	4/21/51	11,299	11,408
[3,4]	Ginnie Mae	2.500%	4/21/51	2,476	2,555
[3]	Ginnie Mae I Pool	3.000%	1/15/26–12/15/45	2,007	2,089
[3]	Ginnie Mae I Pool	3.500%	11/15/25–9/15/49	1,860	1,983
[3]	Ginnie Mae I Pool	4.000%	10/15/24–11/15/47	2,158	2,350
[3]	Ginnie Mae I Pool	4.500%	10/15/24–3/15/41	2,122	2,392
[3]	Ginnie Mae I Pool	5.000%	5/15/33–4/15/41	1,645	1,868
[3]	Ginnie Mae I Pool	5.500%	1/15/32–12/15/40	1,009	1,161
[3]	Ginnie Mae I Pool	6.000%	1/15/24–3/15/40	722	824
[3]	Ginnie Mae I Pool	6.500%	11/15/23–12/15/38	187	203
[3]	Ginnie Mae I Pool	7.000%	5/15/23–10/15/31	44	47
[3]	Ginnie Mae I Pool	7.500%	4/15/22–1/15/31	16	21
[3]	Ginnie Mae I Pool	8.000%	3/15/22–10/15/30	13	16
[3]	Ginnie Mae I Pool	8.500%	6/15/24–9/15/26	1	1
[3,4]	Ginnie Mae II Pool	2.000%	7/20/50–3/20/51	14,088	14,239
[3,4]	Ginnie Mae II Pool	2.500%	6/20/27–3/20/51	28,593	29,542
[3]	Ginnie Mae II Pool	3.000%	2/20/27–9/20/50	54,318	57,097
[3]	Ginnie Mae II Pool	3.500%	9/20/25–10/20/50	51,645	55,372
[3]	Ginnie Mae II Pool	4.000%	9/20/25–5/20/50	26,938	29,236
[3]	Ginnie Mae II Pool	4.500%	2/20/39–9/20/49	13,947	15,346
[3]	Ginnie Mae II Pool	5.000%	12/20/32–3/20/49	4,816	5,336
[3]	Ginnie Mae II Pool	5.500%	6/20/34–9/20/41	785	909
[3]	Ginnie Mae II Pool	6.000%	3/20/33–7/20/39	379	439

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
[3]	Ginnie Mae II Pool	6.500%	12/20/35–11/20/39	139	164
[3]	Ginnie Mae II Pool	7.000%	8/20/36–4/20/38	18	21
[2,3,4]	UMBS Pool	1.500%	11/1/35–4/14/51	42,598	41,707
[2,3,4]	UMBS Pool	2.000%	11/1/23–4/14/51	162,420	163,056
[2,3,4]	UMBS Pool	2.500%	1/1/27–4/14/51	111,811	115,277
[2,3,4]	UMBS Pool	3.000%	11/1/25–4/14/51	112,893	118,670
[2,3,4]	UMBS Pool	3.500%	9/1/25–4/14/51	79,142	84,569
[2,3]	UMBS Pool	4.000%	2/1/24–7/1/50	59,558	64,777
[2,3]	UMBS Pool	4.500%	11/1/22–7/1/50	27,702	30,638
[2,3]	UMBS Pool	5.000%	6/1/21–3/1/50	10,138	11,428
[2,3]	UMBS Pool	5.500%	6/1/21–6/1/49	3,985	4,616
[2,3]	UMBS Pool	6.000%	5/1/21–5/1/41	2,498	2,897
[2,3]	UMBS Pool	6.500%	12/1/23–10/1/39	673	780
[2,3]	UMBS Pool	7.000%	6/1/23–11/1/37	180	206
[2,3]	UMBS Pool	7.500%	11/1/22–2/1/32	22	24
[2,3]	UMBS Pool	8.000%	6/1/22–11/1/30	10	12
[2,3]	UMBS Pool	8.500%	7/1/22–4/1/31	3	4
					994,176
Nonconventional Mortgage-Backed Securities (0.0%)
[2,3,5]	Fannie Mae Pool, 12M USD LIBOR + 1.290%	2.209%	12/1/41	16	17
[2,3,5]	Fannie Mae Pool, 12M USD LIBOR + 1.310%	1.893%	9/1/37	38	39
[2,3,5]	Fannie Mae Pool, 12M USD LIBOR + 1.392%	2.002%	10/1/37	16	16
[2,3,5]	Fannie Mae Pool, 12M USD LIBOR + 1.432%	2.065%	7/1/36	4	4
[2,3,5]	Fannie Mae Pool, 12M USD LIBOR + 1.474%	1.969%	3/1/43	46	46
[2,3,5]	Fannie Mae Pool, 12M USD LIBOR + 1.553%	2.187%	9/1/43	4	4
[2,3,5]	Fannie Mae Pool, 12M USD LIBOR + 1.560%	2.302%	7/1/43	86	89
[2,3,5]	Fannie Mae Pool, 12M USD LIBOR + 1.601%	2.371%	6/1/43	21	21
[2,3,5]	Fannie Mae Pool, 12M USD LIBOR + 1.613%	2.349%	8/1/39	18	18
[2,3,5]	Fannie Mae Pool, 12M USD LIBOR + 1.623%	1.998%	2/1/36	4	4
[2,3,5]	Fannie Mae Pool, 12M USD LIBOR + 1.625%	2.326%	8/1/35	36	39
[2,3,5]	Fannie Mae Pool, 12M USD LIBOR + 1.625%	2.424%	10/1/37	9	9
[2,3,5]	Fannie Mae Pool, 12M USD LIBOR + 1.627%	2.002%	3/1/38	4	5
[2,3,5]	Fannie Mae Pool, 12M USD LIBOR + 1.635%	2.135%	11/1/36	4	4
[2,3,5]	Fannie Mae Pool, 12M USD LIBOR + 1.643%	2.018%	1/1/37	6	6
[2,3,5]	Fannie Mae Pool, 12M USD LIBOR + 1.657%	2.444%	10/1/42	15	15
[2,3,5]	Fannie Mae Pool, 12M USD LIBOR + 1.660%	2.207%	9/1/40	4	5
[2,3,5]	Fannie Mae Pool, 12M USD LIBOR + 1.665%	2.540%	6/1/36	1	1
[2,3,5]	Fannie Mae Pool, 12M USD LIBOR + 1.684%	2.105%	12/1/33	4	5
[2,3,5]	Fannie Mae Pool, 12M USD LIBOR + 1.690%	2.212%	10/1/39	9	9

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
[2,3,5]	Fannie Mae Pool, 12M USD LIBOR + 1.690%	2.326%	9/1/42	33	35
[2,3,5]	Fannie Mae Pool, 12M USD LIBOR + 1.690%	3.011%	5/1/40	9	10
[2,3,5]	Fannie Mae Pool, 12M USD LIBOR + 1.693%	2.236%	11/1/39	7	8
[2,3,5]	Fannie Mae Pool, 12M USD LIBOR + 1.695%	2.445%	7/1/39	4	4
[2,3,5]	Fannie Mae Pool, 12M USD LIBOR + 1.698%	2.453%	8/1/40	10	11
[2,3,5]	Fannie Mae Pool, 12M USD LIBOR + 1.700%	2.075%	12/1/40	10	11
[2,3,5]	Fannie Mae Pool, 12M USD LIBOR + 1.700%	2.150%	1/1/42	17	18
[2,3,5]	Fannie Mae Pool, 12M USD LIBOR + 1.700%	2.678%	7/1/37	8	8
[2,3,5]	Fannie Mae Pool, 12M USD LIBOR + 1.701%	2.248%	10/1/42	15	16
[2,3,5]	Fannie Mae Pool, 12M USD LIBOR + 1.705%	2.109%	11/1/39	4	4
[2,3,5]	Fannie Mae Pool, 12M USD LIBOR + 1.722%	3.087%	5/1/42	21	22
[2,3,5]	Fannie Mae Pool, 12M USD LIBOR + 1.729%	2.229%	9/1/34	4	4
[2,3,5]	Fannie Mae Pool, 12M USD LIBOR + 1.736%	2.408%	9/1/43	31	32
[2,3,5]	Fannie Mae Pool, 12M USD LIBOR + 1.739%	2.613%	6/1/41	3	3
[2,3,5]	Fannie Mae Pool, 12M USD LIBOR + 1.747%	2.604%	7/1/41	26	27
[2,3,5]	Fannie Mae Pool, 12M USD LIBOR + 1.750%	2.447%	10/1/40	6	6
[2,3,5]	Fannie Mae Pool, 12M USD LIBOR + 1.771%	2.547%	5/1/42	6	6
[2,3,5]	Fannie Mae Pool, 12M USD LIBOR + 1.780%	2.155%	2/1/41	6	7
[2,3,5]	Fannie Mae Pool, 12M USD LIBOR + 1.781%	2.729%	7/1/42	11	12
[2,3,5]	Fannie Mae Pool, 12M USD LIBOR + 1.792%	3.360%	8/1/42	35	35
[2,3,5]	Fannie Mae Pool, 12M USD LIBOR + 1.795%	2.615%	3/1/42	15	16
[2,3,5]	Fannie Mae Pool, 12M USD LIBOR + 1.795%	3.145%	3/1/42	18	19
[2,3,5]	Fannie Mae Pool, 12M USD LIBOR + 1.805%	2.274%	11/1/41	20	21
[2,3,5]	Fannie Mae Pool, 12M USD LIBOR + 1.810%	2.185%	11/1/39–12/1/40	10	10
[2,3,5]	Fannie Mae Pool, 12M USD LIBOR + 1.810%	2.310%	11/1/33–10/1/40	18	20
[2,3,5]	Fannie Mae Pool, 12M USD LIBOR + 1.813%	2.201%	1/1/42	10	11
[2,3,5]	Fannie Mae Pool, 12M USD LIBOR + 1.813%	2.213%	11/1/41	11	12
[2,3,5]	Fannie Mae Pool, 12M USD LIBOR + 1.813%	2.573%	9/1/40	20	22
[2,3,5]	Fannie Mae Pool, 12M USD LIBOR + 1.815%	2.190%	2/1/41	10	11
[2,3,5]	Fannie Mae Pool, 12M USD LIBOR + 1.815%	2.224%	12/1/41	12	13

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
[2,3,5]	Fannie Mae Pool, 12M USD LIBOR + 1.815%	2.289%	12/1/40	8	9
[2,3,5]	Fannie Mae Pool, 12M USD LIBOR + 1.815%	2.315%	11/1/40	4	5
[2,3,5]	Fannie Mae Pool, 12M USD LIBOR + 1.815%	3.095%	5/1/41	10	10
[2,3,5]	Fannie Mae Pool, 12M USD LIBOR + 1.819%	2.195%	3/1/41	16	17
[2,3,5]	Fannie Mae Pool, 12M USD LIBOR + 1.820%	2.195%	12/1/40	5	6
[2,3,5]	Fannie Mae Pool, 12M USD LIBOR + 1.823%	2.292%	12/1/39	10	10
[2,3,5]	Fannie Mae Pool, 12M USD LIBOR + 1.824%	2.200%	2/1/41	9	10
[2,3,5]	Fannie Mae Pool, 12M USD LIBOR + 1.825%	3.825%	3/1/41	9	10
[2,3,5]	Fannie Mae Pool, 12M USD LIBOR + 1.830%	2.205%	4/1/41	14	14
[2,3,5]	Fannie Mae Pool, 12M USD LIBOR + 1.830%	2.830%	6/1/41	14	14
[2,3,5]	Fannie Mae Pool, 12M USD LIBOR + 1.835%	2.210%	1/1/40	10	10
[2,3,5]	Fannie Mae Pool, 12M USD LIBOR + 1.840%	2.566%	8/1/39	10	10
[2,3,5]	Fannie Mae Pool, 12M USD LIBOR + 1.874%	3.614%	5/1/40	3	3
[2,3,5]	Fannie Mae Pool, 12M USD LIBOR + 1.880%	2.550%	11/1/34	6	7
[2,3,5]	Fannie Mae Pool, 12M USD LIBOR + 1.909%	3.659%	4/1/37	9	10
[2,3,5]	Fannie Mae Pool, 12M USD LIBOR + 1.912%	2.787%	5/1/36	3	3
[2,3,5]	Fannie Mae Pool, 1YR CMT + 2.155%	2.280%	12/1/37	15	16
[2,3,5]	Fannie Mae Pool, 1YR CMT + 2.268%	2.393%	12/1/35	9	10
[2,3,5]	Fannie Mae Pool, 1YR CMT + 2.313%	2.438%	1/1/35	10	11
[2,3,5]	Fannie Mae Pool, 6M USD LIBOR + 1.146%	1.396%	4/1/37	10	11
[2,3,5]	Fannie Mae Pool, 6M USD LIBOR + 1.840%	2.090%	8/1/37	10	11
[2,3,5]	Freddie Mac Non Gold Pool, 12M USD LIBOR + 1.487%	1.987%	3/1/37	1	1
[2,3,5]	Freddie Mac Non Gold Pool, 12M USD LIBOR + 1.588%	2.389%	9/1/37	3	3
[2,3,5]	Freddie Mac Non Gold Pool, 12M USD LIBOR + 1.625%	2.000%	1/1/38	2	2
[2,3,5]	Freddie Mac Non Gold Pool, 12M USD LIBOR + 1.640%	2.015%	12/1/36	8	9
[2,3,5]	Freddie Mac Non Gold Pool, 12M USD LIBOR + 1.640%	2.659%	5/1/42	3	3
[2,3,5]	Freddie Mac Non Gold Pool, 12M USD LIBOR + 1.660%	2.160%	10/1/37	7	7
[2,3,5]	Freddie Mac Non Gold Pool, 12M USD LIBOR + 1.695%	2.070%	2/1/37	6	6
[2,3,5]	Freddie Mac Non Gold Pool, 12M USD LIBOR + 1.727%	2.102%	1/1/35	1	1
[2,3,5]	Freddie Mac Non Gold Pool, 12M USD LIBOR + 1.743%	2.118%	12/1/36	14	15
[2,3,5]	Freddie Mac Non Gold Pool, 12M USD LIBOR + 1.745%	2.120%	12/1/40	14	15
[2,3,5]	Freddie Mac Non Gold Pool, 12M USD LIBOR + 1.750%	3.500%	5/1/38	1	1

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
[2,3,5]	Freddie Mac Non Gold Pool, 12M USD LIBOR + 1.765%	2.219%	12/1/36	4	4
[2,3,5]	Freddie Mac Non Gold Pool, 12M USD LIBOR + 1.798%	2.040%	12/1/34	3	3
[2,3,5]	Freddie Mac Non Gold Pool, 12M USD LIBOR + 1.830%	2.247%	12/1/35	8	9
[2,3,5]	Freddie Mac Non Gold Pool, 12M USD LIBOR + 1.861%	2.243%	2/1/42	6	7
[2,3,5]	Freddie Mac Non Gold Pool, 12M USD LIBOR + 1.880%	2.255%	12/1/40–3/1/41	18	18
[2,3,5]	Freddie Mac Non Gold Pool, 12M USD LIBOR + 1.880%	2.768%	6/1/40	6	6
[2,3,5]	Freddie Mac Non Gold Pool, 12M USD LIBOR + 1.880%	2.814%	6/1/41	5	5
[2,3,5]	Freddie Mac Non Gold Pool, 12M USD LIBOR + 1.880%	2.880%	6/1/40	9	9
[2,3,5]	Freddie Mac Non Gold Pool, 12M USD LIBOR + 1.880%	3.044%	5/1/40	3	4
[2,3,5]	Freddie Mac Non Gold Pool, 12M USD LIBOR + 1.880%	3.630%	5/1/40	2	2
[2,3,5]	Freddie Mac Non Gold Pool, 12M USD LIBOR + 1.889%	2.281%	2/1/42	8	8
[2,3,5]	Freddie Mac Non Gold Pool, 12M USD LIBOR + 1.894%	2.519%	9/1/40	17	18
[2,3,5]	Freddie Mac Non Gold Pool, 12M USD LIBOR + 1.900%	2.353%	11/1/40	10	11
[2,3,5]	Freddie Mac Non Gold Pool, 12M USD LIBOR + 1.900%	2.797%	6/1/40	8	8
[2,3,5]	Freddie Mac Non Gold Pool, 12M USD LIBOR + 1.910%	2.285%	1/1/41–2/1/41	12	13
[2,3,5]	Freddie Mac Non Gold Pool, 12M USD LIBOR + 2.006%	3.309%	5/1/37	14	15
[2,3,5]	Freddie Mac Non Gold Pool, 12M USD LIBOR + 2.085%	2.460%	3/1/38	2	3
[2,3,5]	Freddie Mac Non Gold Pool, 1YR CMT + 2.250%	2.375%	2/1/36	5	5
[2,3,5]	Freddie Mac Non Gold Pool, 1YR CMT + 2.250%	2.378%	11/1/34	18	18
[2,3,5]	Freddie Mac Non Gold Pool, 1YR CMT + 2.250%	2.953%	5/1/36	3	3
[2,3,5]	Freddie Mac Non Gold Pool, 1YR CMT + 2.410%	2.537%	10/1/36	9	10
[2,3,5]	Freddie Mac Non Gold Pool, 6M USD LIBOR + 1.355%	1.855%	6/1/37	7	7
[3,5]	Ginnie Mae II Pool, 1YR CMT + 1.500%	1.625%	7/20/38–12/20/40	15	15
[3,5]	Ginnie Mae II Pool, 1YR CMT + 1.500%	2.125%	10/20/38–12/20/42	92	94
[3,5]	Ginnie Mae II Pool, 1YR CMT + 1.500%	2.250%	7/20/41–8/20/41	28	29
[3,5]	Ginnie Mae II Pool, 1YR CMT + 1.500%	2.875%	4/20/41–6/20/43	70	73
[3,5]	Ginnie Mae II Pool, 1YR CMT + 1.500%	3.000%	1/20/41–3/20/43	73	75
[3,5]	Ginnie Mae II Pool, 1YR CMT + 2.000%	2.125%	11/20/40	1	1
[3,5]	Ginnie Mae II Pool, 1YR CMT + 2.000%	2.375%	5/20/41	3	3
[3,5]	Ginnie Mae II Pool, 1YR CMT + 2.000%	3.375%	5/20/41	3	3
					1,539
Total U.S. Government and Agency Obligations (Cost $2,937,222)					2,992,635
Asset-Backed/Commercial Mortgage-Backed Securities (2.8%)
[3]	Ally Auto Receivables Trust Class A3 Series 2018-1	2.350%	6/15/22	2	2
[3]	Ally Auto Receivables Trust Class A3 Series 2018-3	3.000%	1/17/23	6	6

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
[3]	Ally Auto Receivables Trust Class A3 Series 2019-2	2.230%	1/16/24	243	246
[3]	Ally Auto Receivables Trust Class A3 Series 2019-4	1.840%	6/17/24	230	233
[3]	Ally Auto Receivables Trust Class A4 Series 2018-1	2.530%	2/15/23	25	25
[3]	Ally Auto Receivables Trust Class A4 Series 2018-3	3.120%	7/17/23	50	51
[3]	Ally Auto Receivables Trust Class A4 Series 2019-2	2.260%	8/15/24	50	52
[3]	Ally Auto Receivables Trust Class A4 Series 2019-4	1.920%	1/15/25	25	26
[3]	Ally Master Owner Trust Class A Series 2018-2	3.290%	5/15/23	100	100
[3]	American Express Credit Account Master Trust Class A Series 2017-7	2.350%	5/15/25	225	232
[3]	American Express Credit Account Master Trust Class A Series 2018-2	3.010%	10/15/25	250	263
[3]	American Express Credit Account Master Trust Class A Series 2018-4	2.990%	12/15/23	325	326
[3]	American Express Credit Account Master Trust Class A Series 2018-8	3.180%	4/15/24	100	101
[3]	American Express Credit Account Master Trust Class A Series 2019-3	2.000%	4/15/25	250	256
[3]	AmeriCredit Automobile Receivables Trust Class A3 Series 2018-1	3.070%	12/19/22	6	6
[3]	AmeriCredit Automobile Receivables Trust Class A3 Series 2019-1	2.970%	11/20/23	50	50
[3]	AmeriCredit Automobile Receivables Trust Class A3 Series 2020-1	1.110%	8/19/24	500	504
[3]	AmeriCredit Automobile Receivables Trust Class A3 Series 2020-2	0.660%	12/18/24	25	25
[3]	AmeriCredit Automobile Receivables Trust Class A3 Series 2020-3	0.530%	6/18/25	25	25
[3]	AmeriCredit Automobile Receivables Trust Class A3 Series 2021-1	0.370%	8/18/25	50	50
[3]	AmeriCredit Automobile Receivables Trust Class B Series 2018-1	3.260%	1/18/24	56	57
[3]	AmeriCredit Automobile Receivables Trust Class B Series 2020-3	0.760%	12/18/25	25	25
[3]	AmeriCredit Automobile Receivables Trust Class B Series 2021-1	0.680%	10/19/26	25	25
[3]	AmeriCredit Automobile Receivables Trust Class C Series 2018-1	3.500%	1/18/24	50	52
[3]	AmeriCredit Automobile Receivables Trust Class C Series 2021-1	0.890%	10/19/26	25	25
[3]	BA Credit Card Trust Class A1 Series 2019-A1	1.740%	1/15/25	150	153
[3]	BA Credit Card Trust Class A2 Series 2018-A2	3.000%	9/15/23	400	400
[3]	BAMLL Commercial Mortgage Securities Trust Class A4 Series 2017-BNK3	3.574%	2/15/50	72	79
[3]	Banc of America Commercial Mortgage Trust Class A4 Series 2015-UBS7	3.705%	9/15/48	75	82
[3]	Banc of America Commercial Mortgage Trust Class AS Series 2017-BNK3	3.748%	2/15/50	28	30
[3]	Banc of America Commercial Mortgage Trust Class ASB Series 2015-UBS7	3.429%	9/15/48	46	48
[3]	BANK Class A2 Series 2018-BN14	4.128%	9/15/60	50	53
[3]	BANK Class A3 Series 2017-BNK9	3.279%	11/15/54	150	161

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
[3,5]	BANK Class A3 Series 2018-BN11	4.046%	3/15/61	100	112
[3]	BANK Class A3 Series 2019-BN19	3.183%	8/15/61	275	293
[3]	BANK Class A3 Series 2019-BN20	3.011%	9/15/62	170	179
[3]	BANK Class A3 Series 2019-BN23	2.920%	12/15/52	180	188
[3]	BANK Class A3 Series 2019-BN24	2.960%	11/15/62	150	157
[3]	BANK Class A4 Series 2017-BNK6	3.254%	7/15/60	50	54
[3]	BANK Class A4 Series 2017-BNK7	3.175%	9/15/60	100	107
[3]	BANK Class A4 Series 2017-BNK8	3.488%	11/15/50	150	164
[3]	BANK Class A4 Series 2017-BNK9	3.538%	11/15/54	150	164
[3,5]	BANK Class A4 Series 2018-BN12	4.255%	5/15/61	125	142
[3]	BANK Class A4 Series 2018-BN13	3.953%	8/15/61	50	56
[3,5]	BANK Class A4 Series 2018-BN14	4.231%	9/15/60	100	113
[3,5]	BANK Class A4 Series 2018-BN15	4.407%	11/15/61	110	126
[3]	BANK Class A4 Series 2019-BN16	4.005%	2/15/52	125	140
[3]	BANK Class A4 Series 2019-BN17	3.714%	4/15/52	100	110
[3]	BANK Class A4 Series 2019-BN18	3.584%	5/15/62	375	410
[3]	BANK Class A4 Series 2019-BN22	2.978%	11/15/62	290	304
[3]	BANK Class A4 Series 2020-BN26	2.403%	3/15/63	175	176
[3]	BANK Class A4 Series 2020-BN28	1.844%	3/15/63	50	48
[3]	BANK Class A4 Series 2020-BN29	1.997%	11/15/53	50	48
[3]	BANK Class A4 Series 2020-BN30	1.925%	12/15/53	75	72
[3,6]	BANK Class A4 Series 2021-BN31	2.036%	2/15/54	50	49
[3]	BANK Class A5 Series 2017-BNK5	3.390%	6/15/60	150	163
[3]	BANK Class A5 Series 2017-BNK6	3.518%	7/15/60	404	443
[3]	BANK Class A5 Series 2017-BNK7	3.435%	9/15/60	75	82
[3]	BANK Class A5 Series 2018-BN10	3.688%	2/15/61	250	276
[3,5]	BANK Class A5 Series 2018-BN13	4.217%	8/15/61	25	28
[3]	BANK Class A5 Series 2019-BN21	2.851%	10/17/52	375	390
[3]	BANK Class A5 Series 2020-BN25	2.649%	1/15/63	200	205
[3]	BANK Class A5 Series 2020-BN27	2.144%	4/15/63	150	148
[3]	BANK Class A5 Series 2021-BNK32	2.643%	4/15/54	75	77
[3]	BANK Class AS Series 2017-BNK5	3.624%	6/15/60	100	108
[3]	BANK Class AS Series 2017-BNK6	3.741%	7/15/60	404	438
[3]	BANK Class AS Series 2017-BNK7	3.748%	9/15/60	75	81
[3]	BANK Class AS Series 2017-BNK8	3.731%	11/15/50	25	27
[3,5]	BANK Class AS Series 2018-BN10	3.898%	2/15/61	50	55
[3,5]	BANK Class AS Series 2018-BN12	4.357%	5/15/61	50	56
[3,5]	BANK Class AS Series 2018-BN14	4.481%	9/15/60	25	28
[3]	BANK Class AS Series 2019-BN17	3.976%	4/15/52	25	28
[3,5]	BANK Class AS Series 2019-BN18	3.826%	5/15/62	50	55
[3]	BANK Class AS Series 2019-BN21	3.093%	10/17/52	75	78
[3]	BANK Class AS Series 2019-BN23	3.203%	12/15/52	75	79
[3,5]	BANK Class AS Series 2019-BN24	3.283%	11/15/62	75	80
[3]	BANK Class AS Series 2020-BN25	2.841%	1/15/63	65	67
[3]	BANK Class AS Series 2020-BN26	2.687%	3/15/63	55	55
[3]	BANK Class AS Series 2020-BN27	2.551%	4/15/63	50	50
[3,5,6]	BANK Class AS Series 2021-BN31	2.211%	2/15/54	25	24
[3]	BANK Class ASB Series 2018-BN10	3.641%	2/15/61	50	55
[3,5]	BANK Class C Series 2017-BNK8	4.071%	11/15/50	50	52
[3,5]	BANK Class C Series 2019-BN19	4.034%	8/15/61	35	37
[3]	Barclays Commercial Mortgage Trust Class A4 Series 2019-C3	3.583%	5/15/52	700	766
[3]	Barclays Commercial Mortgage Trust Class A4 Series 2019-C5	3.063%	11/15/52	150	158
[3]	Barclays Commercial Mortgage Trust Class A5 Series 2019-C4	2.919%	8/15/52	275	287
[3]	Barclays Commercial Mortgage Trust Class AS Series 2019-C4	3.171%	8/15/52	25	26

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
[3,5]	Barclays Commercial Mortgage Trust Class AS Series 2019-C5	3.366%	11/15/52	100	106
[3]	BBCMS Mortgage Trust Class A4 Series 2017-C1	3.674%	2/15/50	325	359
[3]	BBCMS Mortgage Trust Class A4 Series 2020-C6	2.639%	2/15/53	100	102
[3]	BBCMS Mortgage Trust Class A5 Series 2018-C2	4.314%	12/15/51	125	143
[3]	BBCMS Mortgage Trust Class A5 Series 2020-C7	2.037%	4/15/53	50	49
[3]	BBCMS Mortgage Trust Class A5 Series 2020-C8	2.040%	10/15/53	125	121
[3]	BBCMS Mortgage Trust Class A5 Series 2021-C9	2.299%	2/15/54	150	149
[3]	BBCMS Mortgage Trust Class AS Series 2017-C1	3.898%	2/15/50	100	109
[3]	BBCMS Mortgage Trust Class AS Series 2020-C6	2.840%	2/15/53	35	36
[3,5]	Bear Stearns Commercial Mortgage Securities Trust Class AM Series 2007-T26	5.432%	1/12/45	27	27
[3]	Benchmark Mortgage Trust Class A2 Series 2018-B2	3.662%	2/15/51	125	131
[3]	Benchmark Mortgage Trust Class A2 Series 2018-B3	3.848%	4/10/51	100	105
[3]	Benchmark Mortgage Trust Class A2 Series 2018-B6	4.203%	10/10/51	50	53
[3]	Benchmark Mortgage Trust Class A2 Series 2020-B17	2.211%	3/15/53	50	52
[3]	Benchmark Mortgage Trust Class A3 Series 2020-IG1	2.687%	9/15/43	125	128
[3]	Benchmark Mortgage Trust Class A4 Series 2018-B5	4.208%	7/15/51	75	85
[3]	Benchmark Mortgage Trust Class A4 Series 2018-B6	4.261%	10/10/51	50	57
[3,5]	Benchmark Mortgage Trust Class A4 Series 2018-B7	4.510%	5/15/53	175	202
[3]	Benchmark Mortgage Trust Class A4 Series 2019-B10	3.717%	3/15/62	80	88
[3]	Benchmark Mortgage Trust Class A4 Series 2019-B13	2.952%	8/15/57	280	293
[3,5]	Benchmark Mortgage Trust Class A5 Series 2018-B1	3.666%	1/15/51	100	110
[3,5]	Benchmark Mortgage Trust Class A5 Series 2018-B2	3.882%	2/15/51	325	362
[3]	Benchmark Mortgage Trust Class A5 Series 2018-B3	4.025%	4/10/51	225	253
[3,5]	Benchmark Mortgage Trust Class A5 Series 2018-B4	4.121%	7/15/51	350	396
[3]	Benchmark Mortgage Trust Class A5 Series 2018-B8	4.232%	1/15/52	125	142
[3]	Benchmark Mortgage Trust Class A5 Series 2019-B11	3.542%	5/15/52	275	300
[3]	Benchmark Mortgage Trust Class A5 Series 2019-B14	3.049%	12/15/62	225	238
[3]	Benchmark Mortgage Trust Class A5 Series 2019-B15	2.928%	12/15/72	230	241
[3]	Benchmark Mortgage Trust Class A5 Series 2019-B9	4.016%	3/15/52	105	118
[3]	Benchmark Mortgage Trust Class A5 Series 2020-B16	2.732%	2/15/53	100	103

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
[3]	Benchmark Mortgage Trust Class A5 Series 2020-B17	2.289%	3/15/53	100	100
[3]	Benchmark Mortgage Trust Class A5 Series 2020-B19	1.850%	9/15/53	63	61
[3]	Benchmark Mortgage Trust Class A5 Series 2020-B20	2.034%	10/15/53	100	97
[3]	Benchmark Mortgage Trust Class A5 Series 2020-B21	1.978%	12/17/53	125	121
[3]	Benchmark Mortgage Trust Class A5 Series 2020-B22	1.973%	1/15/54	100	96
[3,6]	Benchmark Mortgage Trust Class A5 Series 2021-B23	2.070%	2/15/54	225	219
[3]	Benchmark Mortgage Trust Class A5 Series 2021-B24	2.584%	3/15/54	125	127
[3,5]	Benchmark Mortgage Trust Class AM Series 2018-B1	3.878%	1/15/51	50	55
[3,5]	Benchmark Mortgage Trust Class AM Series 2018-B4	4.311%	7/15/51	75	84
[3]	Benchmark Mortgage Trust Class AM Series 2019-B10	3.979%	3/15/62	50	55
[3,5]	Benchmark Mortgage Trust Class AM Series 2020-B16	2.944%	2/15/53	25	26
[3,5]	Benchmark Mortgage Trust Class AS Series 2018-B2	4.084%	2/15/51	150	167
[3]	Benchmark Mortgage Trust Class AS Series 2018-B6	4.441%	10/10/51	25	28
[3,5]	Benchmark Mortgage Trust Class AS Series 2018-B8	4.532%	1/15/52	50	57
[3]	Benchmark Mortgage Trust Class AS Series 2019-B11	3.784%	5/15/52	75	82
[3]	Benchmark Mortgage Trust Class AS Series 2020-B17	2.583%	3/15/53	30	30
[3]	Benchmark Mortgage Trust Class AS Series 2020-B19	2.148%	9/15/53	25	24
[3]	Benchmark Mortgage Trust Class AS Series 2020-B20	2.375%	10/15/53	10	10
[3,5]	Benchmark Mortgage Trust Class AS Series 2020-IG1	2.909%	9/15/43	50	51
[3,6]	Benchmark Mortgage Trust Class AS Series 2021-B23	2.274%	2/15/54	75	72
[3]	Benchmark Mortgage Trust Class AS Series 2021-B24	2.780%	3/15/54	25	25
[3]	BMW Vehicle Lease Trust Class A3 Series 2021-1	0.290%	1/25/24	75	75
[3]	BMW Vehicle Lease Trust Class A4 Series 2021-1	0.370%	7/25/24	25	25
[3]	BMW Vehicle Owner Trust Class A3 Series 2020-A	0.480%	10/25/24	25	25
[3]	BMW Vehicle Owner Trust Class A4 Series 2018-A	2.510%	6/25/24	47	48
[3]	Cantor Commercial Real Estate Lending Class A4 Series 2019-CF3	3.006%	1/15/53	135	142
[3]	Cantor Commercial Real Estate Lending Class A5 Series 2019-CF1	3.786%	5/15/52	125	138
[3]	Cantor Commercial Real Estate Lending Class A5 Series 2019-CF2	2.874%	11/15/52	140	146
[3]	Cantor Commercial Real Estate Lending Class AS Series 2019-CF3	3.298%	1/15/53	60	63
[3]	Capital One Multi-Asset Execution Trust Class A1 Series 2018-A1	3.010%	2/15/24	125	125

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
[3]	Capital One Multi-Asset Execution Trust Class A1 Series 2019-A1	2.840%	12/15/24	75	77
[3]	Capital One Multi-Asset Execution Trust Class A6 Series 2017-A6	2.290%	7/15/25	355	366
[3]	Capital One Prime Auto Receivables Trust Class A3 Series 2019-1	2.510%	11/15/23	84	86
[3]	Capital One Prime Auto Receivables Trust Class A3 Series 2020-1	1.600%	11/15/24	50	51
[3]	Capital One Prime Auto Receivables Trust Class A4 Series 2019-1	2.560%	10/15/24	35	36
[3]	Capital One Prime Auto Receivables Trust Class A4 Series 2020-1	1.630%	8/15/25	15	15
[3]	CarMax Auto Owner Trust Class A3 Series 2017-4	2.110%	10/17/22	7	7
[3]	CarMax Auto Owner Trust Class A3 Series 2018-1	2.480%	11/15/22	17	17
[3]	CarMax Auto Owner Trust Class A3 Series 2018-2	2.980%	1/17/23	26	26
[3]	Carmax Auto Owner Trust Class A3 Series 2019-4	2.020%	11/15/24	180	184
[3]	Carmax Auto Owner Trust Class A3 Series 2020-1	1.890%	12/16/24	90	92
[3]	CarMax Auto Owner Trust Class A3 Series 2020-2	1.700%	11/15/24	25	25
[3]	CarMax Auto Owner Trust Class A3 Series 2020-3	0.620%	3/17/25	75	75
[3]	CarMax Auto Owner Trust Class A3 Series 2020-4	0.500%	8/15/25	475	476
[3]	CarMax Auto Owner Trust Class A3 Series 2020-4	0.630%	6/15/26	25	25
[3]	CarMax Auto Owner Trust Class A3 Series 2021-1	0.340%	12/15/25	60	60
[3]	CarMax Auto Owner Trust Class A4 Series 2017-4	2.330%	5/15/23	50	51
[3]	CarMax Auto Owner Trust Class A4 Series 2018-1	2.640%	6/15/23	50	51
[3]	CarMax Auto Owner Trust Class A4 Series 2018-2	3.160%	7/17/23	50	51
[3]	CarMax Auto Owner Trust Class A4 Series 2019-4	2.130%	7/15/25	25	26
[3]	Carmax Auto Owner Trust Class A4 Series 2020-1	2.030%	6/16/25	15	16
[3]	CarMax Auto Owner Trust Class A4 Series 2020-3	0.770%	3/16/26	25	25
[3]	CD Commercial Mortgage Trust Class AAB Series 2017-CD3	3.453%	2/10/50	25	27
[3]	CD Commercial Mortgage Trust Class ASB Series 2017-CD6	3.332%	11/13/50	50	54
[3]	CD Mortgage Trust Class A3 Series 2019-CD8	2.657%	8/15/57	40	41
[3]	CD Mortgage Trust Class A4 Series 2016-CD1	2.724%	8/10/49	150	158
[3,5]	CD Mortgage Trust Class A4 Series 2016-CD2	3.526%	11/10/49	100	109
[3]	CD Mortgage Trust Class A4 Series 2017-CD3	3.631%	2/10/50	144	158
[3]	CD Mortgage Trust Class A4 Series 2018-CD7	4.279%	8/15/51	75	85
[3]	CD Mortgage Trust Class A4 Series 2019-CD8	2.912%	8/15/57	450	468

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
[3]	CD Mortgage Trust Class A5 Series 2017-CD6	3.456%	11/13/50	125	136
[3,5]	CD Mortgage Trust Class AM Series 2017-CD6	3.709%	11/13/50	75	81
[3]	CD Mortgage Trust Class AS Series 2017-CD3	3.833%	2/10/50	31	33
[3]	CD Mortgage Trust Class ASB Series 2018-CD7	4.213%	8/15/51	10	11
[3]	CenterPoint Energy Transition Bond Co. IV LLC Class A3 Series 2012-1	3.028%	10/15/25	315	330
[3]	CFCRE Commercial Mortgage Trust Class A3 Series 2016-C3	3.865%	1/10/48	125	138
[3,5]	CFCRE Commercial Mortgage Trust Class A3 Series 2016-C6	3.217%	11/10/49	250	267
[3]	CFCRE Commercial Mortgage Trust Class A4 Series 2016-C4	3.283%	5/10/58	150	161
[3]	CFCRE Commercial Mortgage Trust Class A4 Series 2017-C8	3.572%	6/15/50	50	54
[3]	CFCRE Commercial Mortgage Trust Class AM Series 2016-C4	3.691%	5/10/58	100	108
[3]	CGMS Commercial Mortgage Trust Class A4 Series 2017-B1	3.458%	8/15/50	250	272
[3,5]	CGMS Commercial Mortgage Trust Class AS Series 2017-B1	3.711%	8/15/50	50	54
[3]	Chase Issuance Trust Class A1 Series 2020-A1	1.530%	1/15/25	450	460
[3]	Chase Issuance Trust Class A7 Series 2012-A7	2.160%	9/15/24	313	322
[3]	Citibank Credit Card Issuance Trust Class A2 Series 2016-A2	2.190%	11/20/23	200	203
[3]	Citibank Credit Card Issuance Trust Class A3 Series 2018-A3	3.290%	5/23/25	450	478
[3]	Citibank Credit Card Issuance Trust Class A5 Series 2014-A5	2.680%	6/7/23	200	201
[3]	Citibank Credit Card Issuance Trust Class A6 Series 2018-A6	3.210%	12/7/24	100	105
[3]	Citigroup Commercial Mortgage Trust Class A2 Series 2018-B2	3.788%	3/10/51	50	52
[3]	Citigroup Commercial Mortgage Trust Class A3 Series 2016-P4	2.646%	7/10/49	150	157
[3]	Citigroup Commercial Mortgage Trust Class A4 Series 2012-GC8	3.024%	9/10/45	69	71
[3]	Citigroup Commercial Mortgage Trust Class A4 Series 2013-GC11	3.093%	4/10/46	100	104
[3,5]	Citigroup Commercial Mortgage Trust Class A4 Series 2013-GC15	4.371%	9/10/46	50	54
[3]	Citigroup Commercial Mortgage Trust Class A4 Series 2014-GC19	4.023%	3/10/47	25	27
[3]	Citigroup Commercial Mortgage Trust Class A4 Series 2014-GC23	3.622%	7/10/47	100	108
[3]	Citigroup Commercial Mortgage Trust Class A4 Series 2014-GC25	3.635%	10/10/47	175	189
[3]	Citigroup Commercial Mortgage Trust Class A4 Series 2015-GC29	3.192%	4/10/48	175	188
[3]	Citigroup Commercial Mortgage Trust Class A4 Series 2015-GC31	3.762%	6/10/48	100	110
[3]	Citigroup Commercial Mortgage Trust Class A4 Series 2015-GC33	3.778%	9/10/58	100	110
[3]	Citigroup Commercial Mortgage Trust Class A4 Series 2016-C1	3.209%	5/10/49	125	135

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
[3]	Citigroup Commercial Mortgage Trust Class A4 Series 2016-GC37	3.314%	4/10/49	50	54
[3]	Citigroup Commercial Mortgage Trust Class A4 Series 2016-P4	2.902%	7/10/49	75	80
[3]	Citigroup Commercial Mortgage Trust Class A4 Series 2017-C4	3.471%	10/12/50	250	272
[3]	Citigroup Commercial Mortgage Trust Class A4 Series 2018-B2	4.009%	3/10/51	275	307
[3]	Citigroup Commercial Mortgage Trust Class A4 Series 2019-GC43	3.038%	11/10/52	275	290
[3]	Citigroup Commercial Mortgage Trust Class A5 Series 2014-GC21	3.855%	5/10/47	50	54
[3]	Citigroup Commercial Mortgage Trust Class A5 Series 2015-GC27	3.137%	2/10/48	225	240
[3]	Citigroup Commercial Mortgage Trust Class A5 Series 2016-GC36	3.616%	2/10/49	475	520
[3]	Citigroup Commercial Mortgage Trust Class A5 Series 2019-GC41	2.869%	8/10/56	225	235
[3]	Citigroup Commercial Mortgage Trust Class A5 Series 2020-GC46	2.717%	2/15/53	110	113
[3]	Citigroup Commercial Mortgage Trust Class AAB Series 2014-GC19	3.552%	3/10/47	15	16
[3]	Citigroup Commercial Mortgage Trust Class AAB Series 2016-C1	3.003%	5/10/49	55	58
[3,5]	Citigroup Commercial Mortgage Trust Class AS Series 2013-GC15	4.649%	9/10/46	75	80
[3]	Citigroup Commercial Mortgage Trust Class AS Series 2014-GC19	4.345%	3/10/47	25	27
[3]	Citigroup Commercial Mortgage Trust Class AS Series 2015-GC27	3.571%	2/10/48	100	106
[3]	Citigroup Commercial Mortgage Trust Class AS Series 2017-C4	3.764%	10/12/50	50	54
[3,5]	Citigroup Commercial Mortgage Trust Class AS Series 2020-GC46	2.918%	2/15/53	45	46
[3,5]	Citigroup Commercial Mortgage Trust Class B Series 2014-GC21	4.328%	5/10/47	50	53
[3,5]	Citigroup Commercial Mortgage Trust Class B Series 2015-GC29	3.758%	4/10/48	84	88
[3]	COMM Mortgage Trust Class A2 Series 2014-CR15	2.928%	2/10/47	26	26
[3]	COMM Mortgage Trust Class A2 Series 2014-UBS6	2.935%	12/10/47	20	21
[3]	COMM Mortgage Trust Class A2 Series 2015-CR22	2.856%	3/10/48	14	14
[3]	COMM Mortgage Trust Class A3 Series 2012-CR4	2.853%	10/15/45	124	128
[3]	COMM Mortgage Trust Class A3 Series 2013-CR11	3.983%	8/10/50	40	43
[3]	COMM Mortgage Trust Class A3 Series 2013-CR12	3.765%	10/10/46	48	50
[3]	COMM Mortgage Trust Class A3 Series 2014-CR21	3.528%	12/10/47	160	171
[3]	COMM Mortgage Trust Class A3 Series 2017-COR2	3.510%	9/10/50	35	38
[3]	COMM Mortgage Trust Class A3 Series 2018-COR3	4.228%	5/10/51	125	142
[3]	COMM Mortgage Trust Class A4 Series 2012-CR2	3.147%	8/15/45	58	60
[3,5]	COMM Mortgage Trust Class A4 Series 2013-CR10	4.210%	8/10/46	20	22

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
[3]	COMM Mortgage Trust Class A4 Series 2013-CR11	4.258%	8/10/50	150	162
[3]	COMM Mortgage Trust Class A4 Series 2013-CR12	4.046%	10/10/46	50	54
[3]	COMM Mortgage Trust Class A4 Series 2013-CR6	3.101%	3/10/46	515	530
[3]	COMM Mortgage Trust Class A4 Series 2013-CR7	3.213%	3/10/46	31	32
[3,5]	COMM Mortgage Trust Class A4 Series 2013-CR9	4.219%	7/10/45	90	96
[3]	COMM Mortgage Trust Class A4 Series 2013-LC6	2.941%	1/10/46	83	86
[3,5]	COMM Mortgage Trust Class A4 Series 2014-CR15	4.074%	2/10/47	56	61
[3]	COMM Mortgage Trust Class A4 Series 2014-CR20	3.590%	11/10/47	50	54
[3]	COMM Mortgage Trust Class A4 Series 2014-LC15	4.006%	4/10/47	150	163
[3]	COMM Mortgage Trust Class A4 Series 2014-UBS3	3.819%	6/10/47	100	108
[3]	COMM Mortgage Trust Class A4 Series 2014-UBS5	3.838%	9/10/47	125	136
[3]	COMM Mortgage Trust Class A4 Series 2015-CCRE24	3.432%	8/10/48	237	256
[3]	COMM Mortgage Trust Class A4 Series 2015-CR23	3.497%	5/10/48	100	109
[3]	COMM Mortgage Trust Class A4 Series 2015-CR25	3.759%	8/10/48	125	138
[3]	COMM Mortgage Trust Class A4 Series 2015-CR26	3.630%	10/10/48	225	246
[3]	COMM Mortgage Trust Class A4 Series 2015-CR27	3.612%	10/10/48	125	137
[3]	COMM Mortgage Trust Class A4 Series 2015-LC19	3.183%	2/10/48	125	134
[3]	COMM Mortgage Trust Class A4 Series 2016-CR28	3.762%	2/10/49	150	165
[3,5]	COMM Mortgage Trust Class A5 Series 2013-CR8	3.612%	6/10/46	71	75
[3]	COMM Mortgage Trust Class A5 Series 2013-LC13	4.205%	8/10/46	40	43
[3]	COMM Mortgage Trust Class A5 Series 2014-CR17	3.977%	5/10/47	50	54
[3]	COMM Mortgage Trust Class A5 Series 2014-CR19	3.796%	8/10/47	175	190
[3]	COMM Mortgage Trust Class A5 Series 2014-LC17	3.917%	10/10/47	50	54
[3]	COMM Mortgage Trust Class A5 Series 2014-UBS2	3.961%	3/10/47	54	58
[3]	COMM Mortgage Trust Class A5 Series 2014-UBS4	3.694%	8/10/47	125	135
[3]	COMM Mortgage Trust Class A5 Series 2014-UBS6	3.644%	12/10/47	225	245
[3]	COMM Mortgage Trust Class A5 Series 2015-CR22	3.309%	3/10/48	150	162
[3]	COMM Mortgage Trust Class A5 Series 2015-DC1	3.350%	2/10/48	75	81
[3]	COMM Mortgage Trust Class A5 Series 2019-GC44	2.950%	8/15/57	115	121
[3]	COMM Mortgage Trust Class AM Series 2012-CR2	3.791%	8/15/45	65	66

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
[3,7]	COMM Mortgage Trust Class AM Series 2012-CR3	3.416%	10/15/45	78	79
[3,5]	COMM Mortgage Trust Class AM Series 2013-CR11	4.715%	8/10/50	30	32
[3]	COMM Mortgage Trust Class AM Series 2013-CR12	4.300%	10/10/46	25	26
[3]	COMM Mortgage Trust Class AM Series 2013-LC6	3.282%	1/10/46	58	60
[3]	COMM Mortgage Trust Class AM Series 2014-CCRE19	4.080%	8/10/47	50	54
[3]	COMM Mortgage Trust Class AM Series 2014-CR16	4.278%	4/10/47	75	80
[3]	COMM Mortgage Trust Class AM Series 2014-UBS2	4.199%	3/10/47	15	16
[3]	COMM Mortgage Trust Class AM Series 2014-UBS4	3.968%	8/10/47	44	47
[3]	COMM Mortgage Trust Class AM Series 2014-UBS6	4.048%	12/10/47	50	54
[3,5]	COMM Mortgage Trust Class AM Series 2015-CR22	3.603%	3/10/48	100	108
[3]	COMM Mortgage Trust Class AM Series 2015-CR23	3.801%	5/10/48	50	54
[3]	COMM Mortgage Trust Class AM Series 2015-LC19	3.527%	2/10/48	50	54
[3]	COMM Mortgage Trust Class AM Series 2019-GC44	3.263%	8/15/57	50	53
[3]	COMM Mortgage Trust Class ASB Series 2013-CCRE11	3.660%	8/10/50	17	17
[3]	COMM Mortgage Trust Class ASB Series 2013-CR12	3.623%	10/10/46	28	29
[3]	COMM Mortgage Trust Class ASB Series 2014-CCRE15	3.595%	2/10/47	18	19
[3]	COMM Mortgage Trust Class ASB Series 2014-CCRE16	3.653%	4/10/47	28	30
[3]	COMM Mortgage Trust Class ASB Series 2014-CCRE17	3.598%	5/10/47	16	16
[3]	COMM Mortgage Trust Class ASB Series 2014-CCRE18	3.452%	7/15/47	29	30
[3]	COMM Mortgage Trust Class ASB Series 2014-UBS2	3.472%	3/10/47	13	14
[3]	COMM Mortgage Trust Class ASB Series 2014-UBS6	3.387%	12/10/47	94	98
[3]	COMM Mortgage Trust Class ASB Series 2015-CCRE23	3.257%	5/10/48	61	64
[3]	COMM Mortgage Trust Class ASB Series 2015-CCRE27	3.404%	10/10/48	115	122
[3]	COMM Mortgage Trust Class ASB Series 2015-LC19	3.040%	2/10/48	20	21
[3]	COMM Mortgage Trust Class ASB Series 2016-DC2	3.550%	2/10/49	121	129
[3,5]	COMM Mortgage Trust Class B Series 2013-CR12	4.762%	10/10/46	25	26
[3,5]	COMM Mortgage Trust Class B Series 2014-CCRE15	4.691%	2/10/47	28	30
[3]	COMM Mortgage Trust Class B Series 2014-CR17	4.377%	5/10/47	25	26
[3]	COMM Mortgage Trust Class B Series 2014-UBS2	4.701%	3/10/47	10	11
[3,5]	COMM Mortgage Trust Class C Series 2013-LC6	4.242%	1/10/46	25	26

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
[3,5]	COMM Mortgage Trust Class C Series 2014-CCRE15	4.741%	2/10/47	50	54
[3]	CSAIL Commercial Mortgage Trust Class A3 Series 2019-C16	3.329%	6/15/52	275	294
[3]	CSAIL Commercial Mortgage Trust Class A3 Series 2021-C20	2.805%	3/15/54	250	255
[3]	CSAIL Commercial Mortgage Trust Class A4 Series 2015-C1	3.505%	4/15/50	100	108
[3]	CSAIL Commercial Mortgage Trust Class A4 Series 2015-C2	3.504%	6/15/57	150	162
[3]	CSAIL Commercial Mortgage Trust Class A4 Series 2015-C3	3.718%	8/15/48	100	109
[3]	CSAIL Commercial Mortgage Trust Class A4 Series 2015-C4	3.808%	11/15/48	200	220
[3]	CSAIL Commercial Mortgage Trust Class A4 Series 2017-C8	3.392%	6/15/50	150	162
[3,5]	CSAIL Commercial Mortgage Trust Class A4 Series 2018-CX12	4.224%	8/15/51	25	28
[3]	CSAIL Commercial Mortgage Trust Class A4 Series 2019-C15	4.053%	3/15/52	225	251
[3]	CSAIL Commercial Mortgage Trust Class A5 Series 2016-C7	3.502%	11/15/49	200	217
[3,5]	CSAIL Commercial Mortgage Trust Class A5 Series 2017-CX10	3.458%	11/15/50	150	162
[3]	CSAIL Commercial Mortgage Trust Class A5 Series 2017-CX9	3.446%	9/15/50	50	54
[3,5]	CSAIL Commercial Mortgage Trust Class A5 Series 2018-CX11	4.033%	4/15/51	275	306
[3,5]	CSAIL Commercial Mortgage Trust Class AS Series 2015-C1	3.791%	4/15/50	75	81
[3,5]	CSAIL Commercial Mortgage Trust Class AS Series 2015-C2	3.849%	6/15/57	75	78
[3]	CSAIL Commercial Mortgage Trust Class AS Series 2021-C20	3.076%	3/15/54	50	51
[3]	CSAIL Commercial Mortgage Trust Class ASB Series 2015-C3	3.448%	8/15/48	73	77
[3]	CSAIL Commercial Mortgage Trust Class ASB Series 2015-C4	3.617%	11/15/48	45	48
[3,5]	CSAIL Commercial Mortgage Trust Class B Series 2015-C1	4.044%	4/15/50	50	52
[3,5]	CSAIL Commercial Mortgage Trust Class B Series 2015-C3	4.126%	8/15/48	50	51
[3]	DBGS Mortgage Trust Class A4 Series 2018-C1	4.466%	10/15/51	100	115
[3]	DBJPM Mortgage Trust Class A4 Series 2016-C1	3.276%	5/10/49	75	81
[3]	DBJPM Mortgage Trust Class A5 Series 2016-C3	2.890%	8/10/49	100	106
[3]	DBJPM Mortgage Trust Class A5 Series 2017-C6	3.328%	6/10/50	100	108
[3]	DBJPM Mortgage Trust Class A5 Series 2020-C9	1.926%	9/15/53	50	48
[3,5]	DBJPM Mortgage Trust Class AM Series 2017-C6	3.561%	6/10/50	50	54
[3]	Discover Card Execution Note Trust Class A Series 2015-A3	1.890%	10/15/24	275	282
[3]	Discover Card Execution Note Trust Class A1 Series 2015-A1	3.030%	8/15/25	225	236
[3]	Discover Card Execution Note Trust Class A2 Series 2017-A2	2.390%	7/15/24	150	153

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
[3]	Drive Auto Receivables Trust Class B Series 2020-1	2.080%	7/15/24	75	76
[3]	Drive Auto Receivables Trust Class C Series 2020-1	2.360%	3/16/26	50	51
[3]	Drive Auto Receivables Trust Class D Series 2018-5	4.300%	4/15/26	35	37
[3]	Drive Auto Receivables Trust Class D Series 2019-1	4.090%	6/15/26	110	115
[3]	Exeter Automobile Receivables Trust Class B Series 2021-1A	0.500%	2/18/25	35	35
[3]	Exeter Automobile Receivables Trust Class C Series 2020-3	1.320%	7/15/25	75	76
[3]	Exeter Automobile Receivables Trust Class C Series 2021-1A	0.740%	1/15/26	85	85
[2,3,5]	Fannie Mae Multifamily Remic Trust Class A2 Series 2015-M12	2.797%	5/25/25	204	218
[2,3,5]	Fannie Mae-Aces Class 1A Series 2014-M7	3.234%	6/25/24	231	245
[2,3]	Fannie Mae-Aces Class A Series 2015-M2	2.620%	12/25/24	164	173
[2,3]	Fannie Mae-Aces Class A1 Series 2015-M8	2.344%	1/25/25	35	36
[2,3]	Fannie Mae-Aces Class A2 Series 2011-M4	3.726%	6/25/21	35	35
[2,3,5]	Fannie Mae-Aces Class A2 Series 2013-M14	3.329%	10/25/23	241	256
[2,3]	Fannie Mae-Aces Class A2 Series 2013-M7	2.280%	12/27/22	48	49
[2,3,5]	Fannie Mae-Aces Class A2 Series 2014-M1	3.130%	7/25/23	246	258
[2,3,5]	Fannie Mae-Aces Class A2 Series 2014-M13	3.021%	8/25/24	180	192
[2,3,5]	Fannie Mae-Aces Class A2 Series 2014-M2	3.513%	12/25/23	242	261
[2,3,5]	Fannie Mae-Aces Class A2 Series 2014-M3	3.501%	1/25/24	105	112
[2,3,5]	Fannie Mae-Aces Class A2 Series 2014-M4	3.346%	3/25/24	155	166
[2,3,5]	Fannie Mae-Aces Class A2 Series 2014-M6	2.679%	5/25/21	27	27
[2,3,5]	Fannie Mae-Aces Class A2 Series 2014-M8	3.056%	6/25/24	142	152
[2,3,5]	Fannie Mae-Aces Class A2 Series 2014-M9	3.103%	7/25/24	180	193
[2,3]	Fannie Mae-Aces Class A2 Series 2015-M1	2.532%	9/25/24	279	295
[2,3,5]	Fannie Mae-Aces Class A2 Series 2015-M10	3.092%	4/25/27	100	108
[2,3,5]	Fannie Mae-Aces Class A2 Series 2015-M15	2.923%	10/25/25	275	296
[2,3]	Fannie Mae-Aces Class A2 Series 2015-M3	2.723%	10/25/24	91	97
[2,3]	Fannie Mae-Aces Class A2 Series 2015-M7	2.590%	12/25/24	167	176
[2,3,5]	Fannie Mae-Aces Class A2 Series 2015-M8	2.900%	1/25/25	100	107
[2,3,5]	Fannie Mae-Aces Class A2 Series 2016-M11	2.369%	7/25/26	250	263
[2,3,5]	Fannie Mae-Aces Class A2 Series 2016-M12	2.442%	9/25/26	250	263

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
[2,3,5]	Fannie Mae-Aces Class A2 Series 2016-M13	2.483%	9/25/26	75	80
[2,3]	Fannie Mae-Aces Class A2 Series 2016-M3	2.702%	2/25/26	98	105
[2,3]	Fannie Mae-Aces Class A2 Series 2016-M4	2.576%	3/25/26	100	106
[2,3]	Fannie Mae-Aces Class A2 Series 2016-M42	1.270%	7/25/30	10	9
[2,3]	Fannie Mae-Aces Class A2 Series 2016-M5	2.469%	4/25/26	200	212
[2,3]	Fannie Mae-Aces Class A2 Series 2016-M7	2.499%	9/25/26	75	78
[2,3]	Fannie Mae-Aces Class A2 Series 2016-M9	2.292%	6/25/26	300	315
[2,3,5]	Fannie Mae-Aces Class A2 Series 2017-M1	2.418%	10/25/26	186	196
[2,3,5]	Fannie Mae-Aces Class A2 Series 2017-M12	3.085%	6/25/27	293	319
[2,3,5]	Fannie Mae-Aces Class A2 Series 2017-M14	2.868%	11/25/27	75	81
[2,3,5]	Fannie Mae-Aces Class A2 Series 2017-M2	2.805%	2/25/27	198	213
[2,3,5]	Fannie Mae-Aces Class A2 Series 2017-M4	2.589%	12/25/26	198	211
[2,3,5]	Fannie Mae-Aces Class A2 Series 2017-M5	3.161%	4/25/29	75	83
[2,3,5]	Fannie Mae-Aces Class A2 Series 2017-M7	2.961%	2/25/27	250	271
[2,3,5]	Fannie Mae-Aces Class A2 Series 2017-M8	3.061%	5/25/27	514	560
[2,3,5]	Fannie Mae-Aces Class A2 Series 2018-M10	3.370%	7/25/28	125	139
[2,3]	Fannie Mae-Aces Class A2 Series 2018-M10	3.610%	2/25/31	300	340
[2,3,5]	Fannie Mae-Aces Class A2 Series 2018-M12	3.639%	8/25/30	50	57
[2,3,5]	Fannie Mae-Aces Class A2 Series 2018-M13	3.697%	9/25/30	200	229
[2,3,5]	Fannie Mae-Aces Class A2 Series 2018-M14	3.578%	8/25/28	100	113
[2,3,5]	Fannie Mae-Aces Class A2 Series 2018-M4	3.045%	3/25/28	165	181
[2,3,5]	Fannie Mae-Aces Class A2 Series 2018-M7	3.052%	3/25/28	100	109
[2,3,5]	Fannie Mae-Aces Class A2 Series 2019-M1	3.555%	9/25/28	200	225
[2,3,5]	Fannie Mae-Aces Class A2 Series 2019-M12	2.885%	6/25/29	400	431
[2,3]	Fannie Mae-Aces Class A2 Series 2019-M18	2.469%	8/25/29	250	262
[2,3,5]	Fannie Mae-Aces Class A2 Series 2019-M2	3.631%	11/25/28	200	227
[2,3]	Fannie Mae-Aces Class A2 Series 2019-M5	3.273%	2/25/29	200	221
[2,3]	Fannie Mae-Aces Class A2 Series 2019-M7	3.143%	4/25/29	230	252
[2,3]	Fannie Mae-Aces Class A2 Series 2019-M9	2.937%	4/25/29	325	352
[2,3]	Fannie Mae-Aces Class A2 Series 2020-M1	2.444%	10/25/29	950	996

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
[2,3]	Fannie Mae-Aces Class A2 Series 2020-M14	1.784%	5/25/30	150	150
[2,3]	Fannie Mae-Aces Class A2 Series 2020-M22	2.522%	8/25/29	375	395
[2,3,5]	Fannie Mae-Aces Class A2 Series 2020-M29	1.492%	5/25/30	100	97
[2,3]	Fannie Mae-Aces Class A2 Series 2020-M46	1.323%	5/25/30	250	239
[2,3]	Fannie Mae-Aces Class A2 Series 2020-M5	2.210%	1/25/30	125	128
[2,3,5]	Fannie Mae-Aces Class A2 Series 2020-M52	1.320%	10/25/30	175	166
[2,3,5]	Fannie Mae-Aces Class A2 Series 2021-M1	1.390%	11/25/30	60	58
[2,3,5]	Fannie Mae-Aces Class A3 Series 2018-M3	3.094%	2/25/30	75	82
[2,3,5]	Fannie Mae-Aces Class APT Series 2013-M12	2.417%	3/25/23	161	166
[2,3,5]	Fannie Mae-Aces Class APT Series 2013-M14	2.548%	4/25/23	39	39
[2,3,5]	Fannie Mae-Aces Class ASV2 Series 2014-M12	2.614%	10/25/21	105	105
[2,3,5]	Fannie Mae-Aces Class ATS2 Series 2018-M2	2.902%	1/25/28	425	458
[2,3,5]	Fannie Mae-Aces Class AV2 Series 2015-M4	2.509%	7/25/22	99	101
[2,3]	Fannie Mae-Aces Class AV2 Series 2016-M2	2.152%	1/25/23	104	106
[2,3]	Fannie Mae-Aces Class AV2 Series 2016-M7	2.157%	10/25/23	46	47
[2,3,5]	Fannie Mae-Aces Class AV2 Series 2017-M10	2.555%	7/25/24	109	115
[2,3,5]	Fannie Mae-Aces Class AV2 Series 2017-M15	3.136%	11/25/27	275	298
[3]	Fifth Third Auto Trust Class A3 Series 2019-1	2.640%	12/15/23	101	103
[3]	Fifth Third Auto Trust Class A4 Series 2019-1	2.690%	11/16/26	50	52
[3]	Ford Credit Auto Lease Trust Class A3 Series 2019-A	2.900%	5/15/22	13	13
[3]	Ford Credit Auto Lease Trust Class A3 Series 2020-B	0.620%	8/15/23	150	150
[3]	Ford Credit Auto Lease Trust Class A4 Series 2019-A	2.980%	6/15/22	25	25
[3]	Ford Credit Auto Owner Trust Class A3 Series 2019-A	2.780%	9/15/23	121	123
[3]	Ford Credit Auto Owner Trust Class A3 Series 2020-A	1.040%	8/15/24	25	25
[3]	Ford Credit Auto Owner Trust Class A3 Series 2020-B	0.560%	10/15/24	150	151
[3]	Ford Credit Auto Owner Trust Class A3 Series 2020-C	0.410%	7/15/25	75	75
[3]	Ford Credit Auto Owner Trust Class A3 Series 2021-A	0.260%	2/15/24	100	100
[3]	Ford Credit Auto Owner Trust Class A3 Series 2021-A	0.300%	8/15/25	150	150
[3]	Ford Credit Auto Owner Trust Class A4 Series 2019-A	2.850%	8/15/24	50	52
[3]	Ford Credit Auto Owner Trust Class A4 Series 2020-B	0.790%	11/15/25	35	35

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
[3]	Ford Credit Auto Owner Trust Class A4 Series 2020-C	0.510%	8/15/26	25	25
[3]	Ford Credit Auto Owner Trust Class A4 Series 2021-A	0.300%	4/15/24	25	25
[3]	Ford Credit Auto Owner Trust Class A4 Series 2021-A	0.490%	9/15/26	50	50
[3]	Ford Credit Floorplan Master Owner Trust Class A Series 2017-3	2.480%	9/15/24	170	175
[3]	Ford Credit Floorplan Master Owner Trust Class A Series 2018-2	3.170%	3/15/25	200	211
[3]	Ford Credit Floorplan Master Owner Trust Class A Series 2019-4	2.440%	9/15/26	185	195
[3]	Ford Credit Floorplan Master Owner Trust Class A Series 2020-2	1.060%	9/15/27	50	50
[3]	Ford Credit Floorplan Master Owner Trust Class A1 Series 2018-1	2.950%	5/15/23	225	226
[3]	Ford Credit Floorplan Master Owner Trust Class A1 Series 2020-1	0.700%	9/15/25	275	276
[2,3]	Freddie Mac Multifamily Structured Pass Through Certificates Class A1 Series K030	2.779%	9/25/22	64	65
[2,3]	Freddie Mac Multifamily Structured Pass Through Certificates Class A1 Series K032	3.016%	2/25/23	91	93
[2,3]	Freddie Mac Multifamily Structured Pass Through Certificates Class A1 Series K033	2.871%	2/25/23	120	123
[2,3]	Freddie Mac Multifamily Structured Pass Through Certificates Class A1 Series K038	2.604%	10/25/23	30	31
[2,3]	Freddie Mac Multifamily Structured Pass Through Certificates Class A1 Series K039	2.683%	12/25/23	26	26
[2,3]	Freddie Mac Multifamily Structured Pass Through Certificates Class A1 Series K040	2.768%	4/25/24	56	58
[2,3]	Freddie Mac Multifamily Structured Pass Through Certificates Class A1 Series K042	2.267%	6/25/24	26	27
[2,3]	Freddie Mac Multifamily Structured Pass Through Certificates Class A1 Series K043	2.532%	10/25/23	25	26
[2,3]	Freddie Mac Multifamily Structured Pass Through Certificates Class A1 Series K045	2.493%	11/25/24	75	77
[2,3]	Freddie Mac Multifamily Structured Pass Through Certificates Class A1 Series K047	2.827%	12/25/24	60	62
[2,3]	Freddie Mac Multifamily Structured Pass Through Certificates Class A1 Series K080	3.736%	4/25/28	94	105
[2,3]	Freddie Mac Multifamily Structured Pass Through Certificates Class A1 Series K087	3.591%	10/25/27	93	103
[2,3]	Freddie Mac Multifamily Structured Pass Through Certificates Class A1 Series K121	0.995%	8/25/30	25	24
[2,3]	Freddie Mac Multifamily Structured Pass Through Certificates Class A1 Series K122	0.863%	5/25/30	15	14

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
[2,3]	Freddie Mac Multifamily Structured Pass Through Certificates Class A1 Series K730	3.452%	9/25/24	20	20
[2,3]	Freddie Mac Multifamily Structured Pass Through Certificates Class A2 Series K014	3.871%	4/25/21	7	7
[2,3]	Freddie Mac Multifamily Structured Pass Through Certificates Class A2 Series K017	2.873%	12/25/21	309	312
[2,3]	Freddie Mac Multifamily Structured Pass Through Certificates Class A2 Series K019	2.272%	3/25/22	142	144
[2,3]	Freddie Mac Multifamily Structured Pass Through Certificates Class A2 Series K020	2.373%	5/25/22	350	356
[2,3]	Freddie Mac Multifamily Structured Pass Through Certificates Class A2 Series K021	2.396%	6/25/22	225	230
[2,3]	Freddie Mac Multifamily Structured Pass Through Certificates Class A2 Series K026	2.510%	11/25/22	325	335
[2,3]	Freddie Mac Multifamily Structured Pass Through Certificates Class A2 Series K027	2.637%	1/25/23	325	337
[2,3]	Freddie Mac Multifamily Structured Pass Through Certificates Class A2 Series K028	3.111%	2/25/23	475	496
[2,3,5]	Freddie Mac Multifamily Structured Pass Through Certificates Class A2 Series K029	3.320%	2/25/23	325	341
[2,3,5]	Freddie Mac Multifamily Structured Pass Through Certificates Class A2 Series K030	3.250%	4/25/23	325	341
[2,3,5]	Freddie Mac Multifamily Structured Pass Through Certificates Class A2 Series K031	3.300%	4/25/23	1,215	1,282
[2,3,5]	Freddie Mac Multifamily Structured Pass Through Certificates Class A2 Series K032	3.310%	5/25/23	340	360
[2,3,5]	Freddie Mac Multifamily Structured Pass Through Certificates Class A2 Series K033	3.060%	7/25/23	325	343
[2,3,5]	Freddie Mac Multifamily Structured Pass Through Certificates Class A2 Series K034	3.531%	7/25/23	288	307
[2,3,5]	Freddie Mac Multifamily Structured Pass Through Certificates Class A2 Series K035	3.458%	8/25/23	400	426
[2,3,5]	Freddie Mac Multifamily Structured Pass Through Certificates Class A2 Series K036	3.527%	10/25/23	325	348
[2,3]	Freddie Mac Multifamily Structured Pass Through Certificates Class A2 Series K038	3.389%	3/25/24	400	431
[2,3]	Freddie Mac Multifamily Structured Pass Through Certificates Class A2 Series K039	3.303%	7/25/24	225	243
[2,3]	Freddie Mac Multifamily Structured Pass Through Certificates Class A2 Series K040	3.241%	9/25/24	275	297
[2,3]	Freddie Mac Multifamily Structured Pass Through Certificates Class A2 Series K041	3.171%	10/25/24	275	297

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
[2,3]	Freddie Mac Multifamily Structured Pass Through Certificates Class A2 Series K042	2.670%	12/25/24	25	27
[2,3]	Freddie Mac Multifamily Structured Pass Through Certificates Class A2 Series K043	3.062%	12/25/24	150	162
[2,3]	Freddie Mac Multifamily Structured Pass Through Certificates Class A2 Series K045	3.023%	1/25/25	175	189
[2,3]	Freddie Mac Multifamily Structured Pass Through Certificates Class A2 Series K046	3.205%	3/25/25	175	190
[2,3,5]	Freddie Mac Multifamily Structured Pass Through Certificates Class A2 Series K047	3.329%	5/25/25	175	191
[2,3,5]	Freddie Mac Multifamily Structured Pass Through Certificates Class A2 Series K048	3.284%	6/25/25	325	355
[2,3]	Freddie Mac Multifamily Structured Pass Through Certificates Class A2 Series K049	3.010%	7/25/25	125	135
[2,3,5]	Freddie Mac Multifamily Structured Pass Through Certificates Class A2 Series K050	3.334%	8/25/25	200	219
[2,3]	Freddie Mac Multifamily Structured Pass Through Certificates Class A2 Series K052	3.151%	11/25/25	125	136
[2,3]	Freddie Mac Multifamily Structured Pass Through Certificates Class A2 Series K053	2.995%	12/25/25	75	81
[2,3]	Freddie Mac Multifamily Structured Pass Through Certificates Class A2 Series K054	2.745%	1/25/26	200	215
[2,3]	Freddie Mac Multifamily Structured Pass Through Certificates Class A2 Series K056	2.525%	5/25/26	150	160
[2,3]	Freddie Mac Multifamily Structured Pass Through Certificates Class A2 Series K058	2.653%	8/25/26	100	107
[2,3,5]	Freddie Mac Multifamily Structured Pass Through Certificates Class A2 Series K063	3.430%	1/25/27	475	528
[2,3]	Freddie Mac Multifamily Structured Pass Through Certificates Class A2 Series K064	3.224%	3/25/27	300	331
[2,3]	Freddie Mac Multifamily Structured Pass Through Certificates Class A2 Series K065	3.243%	4/25/27	433	478
[2,3]	Freddie Mac Multifamily Structured Pass Through Certificates Class A2 Series K066	3.117%	6/25/27	150	165
[2,3]	Freddie Mac Multifamily Structured Pass Through Certificates Class A2 Series K067	3.194%	7/25/27	500	551
[2,3]	Freddie Mac Multifamily Structured Pass Through Certificates Class A2 Series K068	3.244%	8/25/27	125	138
[2,3,5]	Freddie Mac Multifamily Structured Pass Through Certificates Class A2 Series K069	3.187%	9/25/27	200	221
[2,3,5]	Freddie Mac Multifamily Structured Pass Through Certificates Class A2 Series K070	3.303%	11/25/27	75	83

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
[2,3]	Freddie Mac Multifamily Structured Pass Through Certificates Class A2 Series K071	3.286%	11/25/27	225	250
[2,3]	Freddie Mac Multifamily Structured Pass Through Certificates Class A2 Series K072	3.444%	12/25/27	100	112
[2,3]	Freddie Mac Multifamily Structured Pass Through Certificates Class A2 Series K073	3.350%	1/25/28	125	139
[2,3]	Freddie Mac Multifamily Structured Pass Through Certificates Class A2 Series K074	3.600%	1/25/28	225	254
[2,3,5]	Freddie Mac Multifamily Structured Pass Through Certificates Class A2 Series K075	3.650%	2/25/28	150	170
[2,3]	Freddie Mac Multifamily Structured Pass Through Certificates Class A2 Series K076	3.900%	4/25/28	350	402
[2,3]	Freddie Mac Multifamily Structured Pass Through Certificates Class A2 Series K078	3.854%	6/25/28	100	114
[2,3]	Freddie Mac Multifamily Structured Pass Through Certificates Class A2 Series K079	3.926%	6/25/28	25	29
[2,3,5]	Freddie Mac Multifamily Structured Pass Through Certificates Class A2 Series K080	3.926%	7/25/28	175	201
[2,3,5]	Freddie Mac Multifamily Structured Pass Through Certificates Class A2 Series K081	3.900%	8/25/28	350	403
[2,3,5]	Freddie Mac Multifamily Structured Pass Through Certificates Class A2 Series K082	3.920%	9/25/28	75	86
[2,3,5]	Freddie Mac Multifamily Structured Pass Through Certificates Class A2 Series K083	4.050%	9/25/28	1,700	1,974
[2,3,5]	Freddie Mac Multifamily Structured Pass Through Certificates Class A2 Series K084	3.780%	10/25/28	275	312
[2,3,5]	Freddie Mac Multifamily Structured Pass Through Certificates Class A2 Series K085	4.060%	10/25/28	225	260
[2,3]	Freddie Mac Multifamily Structured Pass Through Certificates Class A2 Series K087	3.771%	12/25/28	400	458
[2,3]	Freddie Mac Multifamily Structured Pass Through Certificates Class A2 Series K088	3.690%	1/25/29	275	313
[2,3]	Freddie Mac Multifamily Structured Pass Through Certificates Class A2 Series K089	3.563%	1/25/29	25	28
[2,3]	Freddie Mac Multifamily Structured Pass Through Certificates Class A2 Series K090	3.422%	2/25/29	200	223
[2,3]	Freddie Mac Multifamily Structured Pass Through Certificates Class A2 Series K091	3.505%	3/25/29	450	506
[2,3]	Freddie Mac Multifamily Structured Pass Through Certificates Class A2 Series K092	3.298%	4/25/29	225	250
[2,3]	Freddie Mac Multifamily Structured Pass Through Certificates Class A2 Series K093	2.982%	5/25/29	400	435

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
[2,3]	Freddie Mac Multifamily Structured Pass Through Certificates Class A2 Series K094	2.903%	6/25/29	275	297
[2,3]	Freddie Mac Multifamily Structured Pass Through Certificates Class A2 Series K095	2.785%	6/25/29	275	295
[2,3]	Freddie Mac Multifamily Structured Pass Through Certificates Class A2 Series K096	2.519%	7/25/29	225	237
[2,3]	Freddie Mac Multifamily Structured Pass Through Certificates Class A2 Series K098	2.425%	8/25/29	450	470
[2,3]	Freddie Mac Multifamily Structured Pass Through Certificates Class A2 Series K099	2.595%	9/25/29	210	222
[2,3]	Freddie Mac Multifamily Structured Pass Through Certificates Class A2 Series K101	2.524%	10/25/29	370	389
[2,3]	Freddie Mac Multifamily Structured Pass Through Certificates Class A2 Series K102	2.537%	10/25/29	350	369
[2,3]	Freddie Mac Multifamily Structured Pass Through Certificates Class A2 Series K103	2.651%	11/25/29	300	318
[2,3]	Freddie Mac Multifamily Structured Pass Through Certificates Class A2 Series K104	2.253%	1/25/30	445	459
[2,3]	Freddie Mac Multifamily Structured Pass Through Certificates Class A2 Series K105	1.872%	1/25/30	95	95
[2,3]	Freddie Mac Multifamily Structured Pass Through Certificates Class A2 Series K106	2.069%	1/25/30	1,300	1,325
[2,3]	Freddie Mac Multifamily Structured Pass Through Certificates Class A2 Series K107	1.639%	1/25/30	100	99
[2,3]	Freddie Mac Multifamily Structured Pass Through Certificates Class A2 Series K108	1.517%	3/25/30	150	146
[2,3]	Freddie Mac Multifamily Structured Pass Through Certificates Class A2 Series K109	1.558%	4/25/30	425	415
[2,3]	Freddie Mac Multifamily Structured Pass Through Certificates Class A2 Series K110	1.477%	4/25/30	25	24
[2,3]	Freddie Mac Multifamily Structured Pass Through Certificates Class A2 Series K111	1.350%	5/25/30	25	24
[2,3]	Freddie Mac Multifamily Structured Pass Through Certificates Class A2 Series K114	1.366%	6/25/30	125	120
[2,3]	Freddie Mac Multifamily Structured Pass Through Certificates Class A2 Series K116	1.378%	7/25/30	320	307
[2,3]	Freddie Mac Multifamily Structured Pass Through Certificates Class A2 Series K117	1.406%	8/25/30	25	24
[2,3]	Freddie Mac Multifamily Structured Pass Through Certificates Class A2 Series K118	1.493%	9/25/30	400	387
[2,3]	Freddie Mac Multifamily Structured Pass Through Certificates Class A2 Series K120	1.500%	10/25/30	300	290

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
[2,3]	Freddie Mac Multifamily Structured Pass Through Certificates Class A2 Series K121	1.547%	10/25/30	175	170
[2,3]	Freddie Mac Multifamily Structured Pass Through Certificates Class A2 Series K122	1.521%	11/25/30	175	169
[2,3]	Freddie Mac Multifamily Structured Pass Through Certificates Class A2 Series K124	1.658%	2/25/54	150	147
[2,3]	Freddie Mac Multifamily Structured Pass Through Certificates Class A2 Series K125	1.846%	1/25/31	700	697
[2,3]	Freddie Mac Multifamily Structured Pass Through Certificates Class A2 Series K126	2.074%	1/25/31	250	254
[2,3]	Freddie Mac Multifamily Structured Pass Through Certificates Class A2 Series K127	2.108%	1/25/31	425	432
[2,3]	Freddie Mac Multifamily Structured Pass Through Certificates Class A2 Series K-1510	3.718%	1/25/31	75	86
[2,3]	Freddie Mac Multifamily Structured Pass Through Certificates Class A2 Series K-1511	3.470%	3/25/31	100	114
[2,3]	Freddie Mac Multifamily Structured Pass Through Certificates Class A2 Series K-1514	2.859%	10/25/34	225	238
[2,3]	Freddie Mac Multifamily Structured Pass Through Certificates Class A2 Series K-1515	1.940%	2/25/35	150	144
[2,3]	Freddie Mac Multifamily Structured Pass Through Certificates Class A2 Series K-1516	1.721%	5/25/35	225	209
[2,3]	Freddie Mac Multifamily Structured Pass Through Certificates Class A2 Series K-1517	1.716%	7/25/35	25	23
[2,3]	Freddie Mac Multifamily Structured Pass Through Certificates Class A2 Series K-1518	1.860%	10/25/35	100	94
[2,3,6]	Freddie Mac Multifamily Structured Pass Through Certificates Class A2 Series K-1519	2.013%	12/25/35	100	96
[2,3]	Freddie Mac Multifamily Structured Pass Through Certificates Class A2 Series K152	3.080%	1/25/31	100	109
[2,3]	Freddie Mac Multifamily Structured Pass Through Certificates Class A2 Series K155	3.750%	11/25/32	100	114
[2,3,5]	Freddie Mac Multifamily Structured Pass Through Certificates Class A2 Series K157	3.990%	5/25/33	75	88
[2,3]	Freddie Mac Multifamily Structured Pass Through Certificates Class A2 Series K716	3.130%	6/25/21	215	216
[2,3]	Freddie Mac Multifamily Structured Pass Through Certificates Class A2 Series K717	2.991%	9/25/21	213	214
[2,3]	Freddie Mac Multifamily Structured Pass Through Certificates Class A2 Series K718	2.791%	1/25/22	223	226
[2,3]	Freddie Mac Multifamily Structured Pass Through Certificates Class A2 Series K720	2.716%	6/25/22	150	153

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
[2,3]	Freddie Mac Multifamily Structured Pass Through Certificates Class A2 Series K723	2.454%	8/25/23	125	130
[2,3,5]	Freddie Mac Multifamily Structured Pass Through Certificates Class A2 Series K724	3.062%	11/25/23	100	106
[2,3]	Freddie Mac Multifamily Structured Pass Through Certificates Class A2 Series K726	2.905%	4/25/24	180	191
[2,3]	Freddie Mac Multifamily Structured Pass Through Certificates Class A2 Series K727	2.946%	7/25/24	200	213
[2,3,5]	Freddie Mac Multifamily Structured Pass Through Certificates Class A2 Series K728	3.064%	8/25/24	1,550	1,659
[2,3]	Freddie Mac Multifamily Structured Pass Through Certificates Class A2 Series K729	3.136%	10/25/24	900	968
[2,3,5]	Freddie Mac Multifamily Structured Pass Through Certificates Class A2 Series K730	3.590%	1/25/25	275	301
[2,3,5]	Freddie Mac Multifamily Structured Pass Through Certificates Class A2 Series K731	3.600%	2/25/25	225	245
[2,3]	Freddie Mac Multifamily Structured Pass Through Certificates Class A2 Series K734	3.208%	2/25/26	375	408
[2,3]	Freddie Mac Multifamily Structured Pass Through Certificates Class A2 Series K735	2.862%	5/25/26	500	538
[2,3]	Freddie Mac Multifamily Structured Pass Through Certificates Class A2 Series K737	2.525%	10/25/26	400	425
[2,3]	Freddie Mac Multifamily Structured Pass Through Certificates Class A2 Series K738	1.545%	1/25/27	100	101
[2,3]	Freddie Mac Multifamily Structured Pass Through Certificates Class A2 Series K739	1.336%	9/25/27	25	25
[2,3]	Freddie Mac Multifamily Structured Pass Through Certificates Class A2 Series KC02	3.370%	7/25/25	175	187
[2,3]	Freddie Mac Multifamily Structured Pass Through Certificates Class A2 Series KW01	2.853%	1/25/26	200	215
[2,3]	Freddie Mac Multifamily Structured Pass Through Certificates Class A3 Series K-1510	3.794%	1/25/34	395	453
[2,3]	Freddie Mac Multifamily Structured Pass Through Certificates Class A3 Series K-1511	3.542%	3/25/34	225	254
[2,3]	Freddie Mac Multifamily Structured Pass Through Certificates Class A3 Series K-1513	2.797%	8/25/34	335	352
[2,3]	Freddie Mac Multifamily Structured Pass Through Certificates Class A3 Series K154	3.459%	11/25/32	50	56
[2,3]	Freddie Mac Multifamily Structured Pass Through Certificates Class A3 Series K155	3.750%	4/25/33	200	229
[2,3,5]	Freddie Mac Multifamily Structured Pass Through Certificates Class A3 Series K157	3.990%	8/25/33	75	87

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
[3]	GM Financial Automobile Leasing Trust Class A3 Series 2019-2	2.670%	3/21/22	25	25
[3]	GM Financial Automobile Leasing Trust Class A3 Series 2020-1	1.670%	12/20/22	25	25
[3]	GM Financial Automobile Leasing Trust Class A3 Series 2020-2	0.800%	7/20/23	25	25
[3]	GM Financial Automobile Leasing Trust Class A3 Series 2020-3	0.450%	8/21/23	475	476
[3]	GM Financial Automobile Leasing Trust Class A4 Series 2019-2	2.720%	3/20/23	50	51
[3]	GM Financial Automobile Leasing Trust Class A4 Series 2020-1	1.700%	12/20/23	10	10
[3]	GM Financial Automobile Leasing Trust Class A4 Series 2020-3	0.510%	10/21/24	25	25
[3]	GM Financial Consumer Automobile Receivables Trust Class A3 Series 2018-2	2.810%	12/16/22	33	33
[3]	GM Financial Consumer Automobile Receivables Trust Class A3 Series 2020-1	1.840%	9/16/24	90	91
[3]	GM Financial Consumer Automobile Receivables Trust Class A3 Series 2020-3	0.450%	4/16/25	175	175
[3]	GM Financial Consumer Automobile Receivables Trust Class A3 Series 2020-4	0.380%	8/18/25	115	115
[3]	GM Financial Consumer Automobile Receivables Trust Class A4 Series 2018-2	3.020%	12/18/23	75	77
[3]	GM Financial Consumer Automobile Receivables Trust Class A4 Series 2020-1	1.900%	3/17/25	30	31
[3]	GM Financial Consumer Automobile Receivables Trust Class A4 Series 2020-3	0.580%	1/16/26	25	25
[3]	GM Financial Leasing Trust Class A3 Series 2021-1	0.260%	2/20/24	75	75
[3]	GM Financial Securitized Term Class A3 Series 2021-1	0.350%	10/16/25	65	65
[3]	GM Financial Securitized Term Class A4 Series 2021-1	0.540%	5/17/27	250	248
[3]	GS Mortgage Securities Corp II Class A5 Series 2013-GC10	2.943%	2/10/46	92	95
[3]	GS Mortgage Securities Corp II Class AS Series 2013-GC10	3.279%	2/10/46	35	36
[3]	GS Mortgage Securities Trust Class A3 Series 2012-GC6	3.482%	1/10/45	293	296
[3]	GS Mortgage Securities Trust Class A3 Series 2012-GCJ9	2.773%	11/10/45	121	125
[3]	GS Mortgage Securities Trust Class A3 Series 2017-GS6	3.433%	5/10/50	150	163
[3]	GS Mortgage Securities Trust Class A4 Series 2011-GC5	3.707%	8/10/44	34	34
[3]	GS Mortgage Securities Trust Class A4 Series 2012-GCJ7	3.377%	5/10/45	104	105
[3]	GS Mortgage Securities Trust Class A4 Series 2013-GC12	3.135%	6/10/46	90	94
[3]	GS Mortgage Securities Trust Class A4 Series 2014-GC18	4.074%	1/10/47	200	215
[3]	GS Mortgage Securities Trust Class A4 Series 2015-GC30	3.382%	5/10/50	150	162

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
[3]	GS Mortgage Securities Trust Class A4 Series 2015-GC32	3.764%	7/10/48	50	55
[3]	GS Mortgage Securities Trust Class A4 Series 2015-GC34	3.506%	10/10/48	100	109
[3]	GS Mortgage Securities Trust Class A4 Series 2016-GS2	3.050%	5/10/49	75	80
[3]	GS Mortgage Securities Trust Class A4 Series 2016-GS3	2.850%	10/10/49	200	211
[3,5]	GS Mortgage Securities Trust Class A4 Series 2016-GS4	3.442%	11/10/49	75	82
[3]	GS Mortgage Securities Trust Class A4 Series 2017-GS5	3.674%	3/10/50	150	165
[3]	GS Mortgage Securities Trust Class A4 Series 2017-GS7	3.430%	8/10/50	261	283
[3]	GS Mortgage Securities Trust Class A4 Series 2019-GC39	3.567%	5/10/52	100	109
[3]	GS Mortgage Securities Trust Class A4 Series 2019-GC40	3.160%	7/10/52	150	160
[3]	GS Mortgage Securities Trust Class A4 Series 2019-GC42	3.001%	9/1/52	275	290
[3]	GS Mortgage Securities Trust Class A4 Series 2019-GSA1	3.048%	11/10/52	125	132
[3,5]	GS Mortgage Securities Trust Class A5 Series 2013-GC13	4.051%	7/10/46	20	22
[3]	GS Mortgage Securities Trust Class A5 Series 2013-GC14	4.243%	8/10/46	200	215
[3]	GS Mortgage Securities Trust Class A5 Series 2014-GC22	3.862%	6/10/47	50	54
[3]	GS Mortgage Securities Trust Class A5 Series 2014-GC24	3.931%	9/10/47	125	135
[3]	GS Mortgage Securities Trust Class A5 Series 2014-GC26	3.629%	11/10/47	225	243
[3]	GS Mortgage Securities Trust Class A5 Series 2015-GC28	3.396%	2/10/48	150	161
[3]	GS Mortgage Securities Trust Class A5 Series 2020-GC45	2.911%	2/13/53	125	131
[3]	GS Mortgage Securities Trust Class A5 Series 2020-GC47	2.377%	5/12/53	75	75
[3]	GS Mortgage Securities Trust Class A5 Series 2020-GSA2	2.012%	12/12/53	125	122
[3]	GS Mortgage Securities Trust Class AAB Series 2013-GC14	3.817%	8/10/46	14	14
[3]	GS Mortgage Securities Trust Class AAB Series 2014-GC22	3.467%	6/10/47	29	30
[3]	GS Mortgage Securities Trust Class AAB Series 2014-GC26	3.365%	11/10/47	55	58
[3]	GS Mortgage Securities Trust Class AAB Series 2015-GC32	3.513%	7/10/48	109	115
[3]	GS Mortgage Securities Trust Class AB Series 2015-GC34	3.278%	10/10/48	115	121
[3]	GS Mortgage Securities Trust Class AS Series 2013-GCJ2	3.375%	6/10/46	39	41
[3]	GS Mortgage Securities Trust Class AS Series 2014-GC26	3.964%	11/10/47	50	54
[3,5]	GS Mortgage Securities Trust Class AS Series 2016-GS4	3.645%	11/10/49	50	54
[3,5]	GS Mortgage Securities Trust Class AS Series 2017-GS5	3.826%	3/10/50	50	54
[3]	GS Mortgage Securities Trust Class AS Series 2017-GS7	3.663%	8/10/50	70	75

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
[3]	GS Mortgage Securities Trust Class AS Series 2019-GC42	3.212%	9/1/52	50	53
[3,5]	GS Mortgage Securities Trust Class AS Series 2020-GC45	3.173%	2/13/53	35	37
[3]	GS Mortgage Securities Trust Class AS Series 2020-GSA2	2.224%	12/12/53	25	24
[3,5]	GS Mortgage Securities Trust Class B Series 2014-GC24	4.511%	9/10/47	25	26
[3,5]	GS Mortgage Securities Trust Class B Series 2014-GC26	4.215%	11/10/47	50	52
[3,5]	GS Mortgage Securities Trust Class C Series 2017-GS6	4.322%	5/10/50	10	11
[3]	Honda Auto Receivables Owner Trust Class A3 Series 2018-1I	2.600%	2/15/22	19	19
[3]	Honda Auto Receivables Owner Trust Class A3 Series 2018-2	3.010%	5/18/22	16	16
[3]	Honda Auto Receivables Owner Trust Class A3 Series 2019-2	2.520%	6/21/23	135	138
[3]	Honda Auto Receivables Owner Trust Class A3 Series 2020-1	1.610%	4/22/24	110	112
[3]	Honda Auto Receivables Owner Trust Class A3 Series 2020-2	0.820%	7/15/24	60	60
[3]	Honda Auto Receivables Owner Trust Class A3 Series 2020-3	0.370%	10/18/24	360	360
[3]	Honda Auto Receivables Owner Trust Class A3 Series 2021-1	0.270%	4/21/25	100	100
[3]	Honda Auto Receivables Owner Trust Class A4 Series 2018-1I	2.780%	5/15/24	75	76
[3]	Honda Auto Receivables Owner Trust Class A4 Series 2018-2	3.160%	8/19/24	50	51
[3]	Honda Auto Receivables Owner Trust Class A4 Series 2019-2	2.540%	3/21/25	30	31
[3]	Honda Auto Receivables Owner Trust Class A4 Series 2020-1	1.630%	10/21/26	20	21
[3]	Honda Auto Receivables Owner Trust Class A4 Series 2020-3	0.460%	4/19/27	25	25
[3]	Honda Auto Receivables Owner Trust Class A4 Series 2021-1	0.420%	1/21/28	50	50
[3]	Hyundai Auto Receivables Trust Class A3 Series 2018-A	2.790%	7/15/22	9	9
[3]	Hyundai Auto Receivables Trust Class A3 Series 2020-A	1.410%	11/15/24	10	10
[3]	Hyundai Auto Receivables Trust Class A3 Series 2020-B	0.480%	12/16/24	11	11
[3]	Hyundai Auto Receivables Trust Class A3 Series 2020-C	0.380%	5/15/25	50	50
[3]	Hyundai Auto Receivables Trust Class A4 Series 2018-A	2.940%	6/17/24	75	76
[3]	Hyundai Auto Receivables Trust Class A4 Series 2020-B	0.620%	12/15/25	25	25
[3]	JP Morgan Chase Commercial Mortgage Securities Trust Class A3 Series 2012-C6	3.507%	5/15/45	149	152
[3]	JP Morgan Chase Commercial Mortgage Securities Trust Class A3 Series 2012-C8	2.829%	10/15/45	109	112
[3]	JP Morgan Chase Commercial Mortgage Securities Trust Class A4 Series 2012-CBX	3.483%	6/15/45	155	157
[3]	JP Morgan Chase Commercial Mortgage Securities Trust Class A4 Series 2013-C16	4.166%	12/15/46	100	108

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
[3,5]	JP Morgan Chase Commercial Mortgage Securities Trust Class A4 Series 2016-JP4	3.648%	12/15/49	100	110
[3]	JP Morgan Chase Commercial Mortgage Securities Trust Class A5 Series 2013-C10	3.143%	12/15/47	51	53
[3]	JP Morgan Chase Commercial Mortgage Securities Trust Class A5 Series 2013-LC11	2.960%	4/15/46	208	217
[3]	JP Morgan Chase Commercial Mortgage Securities Trust Class A5 Series 2014-C20	3.805%	7/15/47	75	81
[3]	JP Morgan Chase Commercial Mortgage Securities Trust Class A5 Series 2015-JP1	3.914%	1/15/49	75	83
[3]	JP Morgan Chase Commercial Mortgage Securities Trust Class A5 Series 2016-JP3	2.870%	8/15/49	250	264
[3]	JP Morgan Chase Commercial Mortgage Securities Trust Class AS Series 2013-C10	3.372%	12/15/47	39	40
[3,5]	JP Morgan Chase Commercial Mortgage Securities Trust Class AS Series 2016-JP4	3.870%	12/15/49	75	82
[3]	JP Morgan Chase Commercial Mortgage Securities Trust Class B Series 2013-LC11	3.499%	4/15/46	50	49
[3]	JPMBB Commercial Mortgage Securities Trust Class A2 Series 2014-C24	2.940%	11/15/47	11	11
[3]	JPMBB Commercial Mortgage Securities Trust Class A3 Series 2014-C19	3.669%	4/15/47	50	50
[3]	JPMBB Commercial Mortgage Securities Trust Class A3 Series 2015-C31	3.801%	8/15/48	107	117
[3,5]	JPMBB Commercial Mortgage Securities Trust Class A4 Series 2013-C14	4.133%	8/15/46	100	105
[3]	JPMBB Commercial Mortgage Securities Trust Class A4 Series 2014-C19	3.997%	4/15/47	95	103
[3]	JPMBB Commercial Mortgage Securities Trust Class A4 Series 2014-C22	3.801%	9/15/47	175	190
[3]	JPMBB Commercial Mortgage Securities Trust Class A4 Series 2014-C26	3.494%	1/15/48	175	189
[3]	JPMBB Commercial Mortgage Securities Trust Class A4 Series 2015-C27	3.179%	2/15/48	59	63
[3]	JPMBB Commercial Mortgage Securities Trust Class A4 Series 2015-C28	3.227%	10/15/48	125	134
[3]	JPMBB Commercial Mortgage Securities Trust Class A4 Series 2015-C29	3.611%	5/15/48	100	109
[3]	JPMBB Commercial Mortgage Securities Trust Class A4 Series 2015-C33	3.770%	12/15/48	82	90
[3]	JPMBB Commercial Mortgage Securities Trust Class A5 Series 2013-C12	3.664%	7/15/45	39	41

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
[3]	JPMBB Commercial Mortgage Securities Trust Class A5 Series 2013-C15	4.131%	11/15/45	65	70
[3]	JPMBB Commercial Mortgage Securities Trust Class A5 Series 2014-C18	4.079%	2/15/47	127	137
[3]	JPMBB Commercial Mortgage Securities Trust Class A5 Series 2014-C21	3.775%	8/15/47	25	27
[3]	JPMBB Commercial Mortgage Securities Trust Class A5 Series 2014-C23	3.934%	9/15/47	85	93
[3]	JPMBB Commercial Mortgage Securities Trust Class A5 Series 2014-C24	3.639%	11/15/47	50	54
[3]	JPMBB Commercial Mortgage Securities Trust Class A5 Series 2014-C25	3.672%	11/15/47	200	217
[3]	JPMBB Commercial Mortgage Securities Trust Class A5 Series 2015-C30	3.822%	7/15/48	100	110
[3]	JPMBB Commercial Mortgage Securities Trust Class A5 Series 2015-C32	3.598%	11/15/48	125	136
[3,5]	JPMBB Commercial Mortgage Securities Trust Class AS Series 2013-C12	4.044%	7/15/45	26	27
[3,5]	JPMBB Commercial Mortgage Securities Trust Class AS Series 2013-C14	4.409%	8/15/46	30	32
[3]	JPMBB Commercial Mortgage Securities Trust Class AS Series 2013-C15	4.420%	11/15/45	35	38
[3,5]	JPMBB Commercial Mortgage Securities Trust Class AS Series 2014-C18	4.439%	2/15/47	25	27
[3,5]	JPMBB Commercial Mortgage Securities Trust Class AS Series 2014-C19	4.243%	4/15/47	50	54
[3]	JPMBB Commercial Mortgage Securities Trust Class AS Series 2014-C22	4.110%	9/15/47	50	54
[3,5]	JPMBB Commercial Mortgage Securities Trust Class AS Series 2014-C23	4.202%	9/15/47	50	54
[3,5]	JPMBB Commercial Mortgage Securities Trust Class AS Series 2014-C24	3.914%	11/15/47	75	81
[3]	JPMBB Commercial Mortgage Securities Trust Class AS Series 2014-C25	4.065%	11/15/47	50	54
[3]	JPMBB Commercial Mortgage Securities Trust Class AS Series 2014-C26	3.800%	1/15/48	50	54
[3]	JPMBB Commercial Mortgage Securities Trust Class AS Series 2015-C28	3.532%	10/15/48	50	53
[3,5]	JPMBB Commercial Mortgage Securities Trust Class AS Series 2015-C30	4.226%	7/15/48	50	55
[3,5]	JPMBB Commercial Mortgage Securities Trust Class ASB Series 2013-C14	3.761%	8/15/46	20	21

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
[3]	JPMBB Commercial Mortgage Securities Trust Class ASB Series 2013-C15	3.659%	11/15/45	5	6
[3]	JPMBB Commercial Mortgage Securities Trust Class ASB Series 2014-C21	3.428%	8/15/47	20	21
[3]	JPMBB Commercial Mortgage Securities Trust Class ASB Series 2015-C27	3.017%	2/15/48	88	93
[3]	JPMBB Commercial Mortgage Securities Trust Class ASB Series 2015-C29	3.304%	5/15/48	49	51
[3]	JPMBB Commercial Mortgage Securities Trust Class ASB Series 2015-C30	3.559%	7/15/48	107	112
[3]	JPMBB Commercial Mortgage Securities Trust Class ASB Series 2015-C31	3.540%	8/15/48	47	50
[3]	JPMBB Commercial Mortgage Securities Trust Class ASB Series 2015-C32	3.358%	11/15/48	107	113
[3]	JPMBB Commercial Mortgage Securities Trust Class ASB Series 2016-C1	3.316%	3/15/49	69	73
[3,5]	JPMBB Commercial Mortgage Securities Trust Class B Series 2014-C18	4.806%	2/15/47	30	32
[3]	JPMBB Commercial Mortgage Securities Trust Class B Series 2014-C26	3.951%	1/15/48	50	53
[3]	JPMCC Commercial Mortgage Securities Trust Class A2 Series 2017-JP6	3.050%	7/15/50	31	31
[3]	JPMCC Commercial Mortgage Securities Trust Class A4 Series 2019-COR5	3.386%	6/13/52	200	215
[3]	JPMCC Commercial Mortgage Securities Trust Class A5 Series 2017-JP5	3.723%	3/15/50	400	440
[3]	JPMCC Commercial Mortgage Securities Trust Class A5 Series 2017-JP6	3.490%	7/15/50	100	109
[3]	JPMCC Commercial Mortgage Securities Trust Class A5 Series 2019-COR4	4.029%	3/10/52	300	337
[3]	JPMCC Commercial Mortgage Securities Trust Class AS Series 2017-JP6	3.744%	7/15/50	100	108
[3]	JPMCC Commercial Mortgage Securities Trust Class AS Series 2019-COR5	3.669%	6/13/52	25	27
[3]	JPMDB Commercial Mortgage Securities Trust Class A4 Series 2016-C2	3.144%	6/15/49	75	80
[3]	JPMDB Commercial Mortgage Securities Trust Class A4 Series 2018-C8	4.211%	6/15/51	225	254
[3]	JPMDB Commercial Mortgage Securities Trust Class A4 Series 2019-COR6	3.057%	11/13/52	175	185
[3]	JPMDB Commercial Mortgage Securities Trust Class A5 Series 2017-C7	3.409%	10/15/50	75	82

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
[3]	JPMDB Commercial Mortgage Securities Trust Class A5 Series 2020-COR7	2.180%	5/13/53	50	49
[3]	JPMDB Commercial Mortgage Securities Trust Class AS Series 2016-C2	3.484%	6/15/49	50	53
[3,5]	JPMDB Commercial Mortgage Securities Trust Class AS Series 2017-C7	3.713%	10/15/50	50	55
[3]	JPMDB Commercial Mortgage Securities Trust Class AS Series 2018-C8	4.421%	6/15/51	25	28
[3]	Mercedes-Benz Auto Lease Trust Class A3 Series 2020-A	1.840%	12/15/22	50	51
[3]	Mercedes-Benz Auto Lease Trust Class A3 Series 2021-A	0.250%	1/16/24	75	75
[3]	Mercedes-Benz Auto Lease Trust Class A4 Series 2020-A	1.880%	9/15/25	25	25
[3]	Mercedes-Benz Auto Lease Trust Class A4 Series 2020-B	0.500%	6/15/26	10	10
[3]	Mercedes-Benz Auto Lease Trust Class A4 Series 2021-A	0.320%	10/15/26	25	25
[3]	Mercedes-Benz Auto Receivables Trust Class A3 Series 2020-1	0.550%	2/18/25	50	50
[3]	Mercedes-Benz Auto Receivables Trust Class A4 Series 2020-1	0.770%	10/15/26	10	10
[3]	Morgan Stanley Bank of America Merrill Lynch Trust Class A3 Series 2017-C34	3.276%	11/15/52	125	134
[3]	Morgan Stanley Bank of America Merrill Lynch Trust Class A4 Series 2012-C5	3.176%	8/15/45	100	102
[3,5]	Morgan Stanley Bank of America Merrill Lynch Trust Class A4 Series 2013-C11	4.153%	8/15/46	40	43
[3,5]	Morgan Stanley Bank of America Merrill Lynch Trust Class A4 Series 2013-C12	4.259%	10/15/46	100	108
[3]	Morgan Stanley Bank of America Merrill Lynch Trust Class A4 Series 2013-C7	2.918%	2/15/46	68	70
[3]	Morgan Stanley Bank of America Merrill Lynch Trust Class A4 Series 2013-C8	3.134%	12/15/48	100	104
[3]	Morgan Stanley Bank of America Merrill Lynch Trust Class A4 Series 2013-C9	3.102%	5/15/46	50	52
[3]	Morgan Stanley Bank of America Merrill Lynch Trust Class A4 Series 2014-C19	3.526%	12/15/47	75	81
[3]	Morgan Stanley Bank of America Merrill Lynch Trust Class A4 Series 2015-C20	3.249%	2/15/48	200	215
[3]	Morgan Stanley Bank of America Merrill Lynch Trust Class A4 Series 2015-C22	3.306%	4/15/48	75	80
[3]	Morgan Stanley Bank of America Merrill Lynch Trust Class A4 Series 2015-C23	3.719%	7/15/50	125	137
[3]	Morgan Stanley Bank of America Merrill Lynch Trust Class A4 Series 2015-C24	3.732%	5/15/48	75	82
[3]	Morgan Stanley Bank of America Merrill Lynch Trust Class A4 Series 2015-C27	3.753%	12/15/47	75	82
[3]	Morgan Stanley Bank of America Merrill Lynch Trust Class A4 Series 2016-C28	3.544%	1/15/49	225	245
[3]	Morgan Stanley Bank of America Merrill Lynch Trust Class A4 Series 2017-C34	3.536%	11/15/52	150	164
[3]	Morgan Stanley Bank of America Merrill Lynch Trust Class A5 Series 2014-C14	4.064%	2/15/47	100	108
[3]	Morgan Stanley Bank of America Merrill Lynch Trust Class A5 Series 2014-C16	3.892%	6/15/47	100	108
[3]	Morgan Stanley Bank of America Merrill Lynch Trust Class A5 Series 2015-C25	3.635%	10/15/48	75	82

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
[3]	Morgan Stanley Bank of America Merrill Lynch Trust Class A5 Series 2015-C26	3.531%	10/15/48	75	82
[3]	Morgan Stanley Bank of America Merrill Lynch Trust Class A5 Series 2016-C30	2.860%	9/15/49	200	212
[3]	Morgan Stanley Bank of America Merrill Lynch Trust Class A5 Series 2016-C31	3.102%	11/15/49	250	267
[3]	Morgan Stanley Bank of America Merrill Lynch Trust Class A5 Series 2017-C33	3.599%	5/15/50	150	164
[3,5]	Morgan Stanley Bank of America Merrill Lynch Trust Class AS Series 2013-C11	4.353%	8/15/46	20	20
[3]	Morgan Stanley Bank of America Merrill Lynch Trust Class AS Series 2013-C7	3.214%	2/15/46	14	14
[3]	Morgan Stanley Bank of America Merrill Lynch Trust Class AS Series 2013-C8	3.376%	12/15/48	50	52
[3]	Morgan Stanley Bank of America Merrill Lynch Trust Class AS Series 2013-C9	3.456%	5/15/46	50	52
[3]	Morgan Stanley Bank of America Merrill Lynch Trust Class AS Series 2017-C33	3.852%	5/15/50	100	109
[3]	Morgan Stanley Bank of America Merrill Lynch Trust Class ASB Series 2014-C16	3.477%	6/15/47	16	16
[3]	Morgan Stanley Bank of America Merrill Lynch Trust Class ASB Series 2014-C19	3.326%	12/15/47	39	41
[3]	Morgan Stanley Bank of America Merrill Lynch Trust Class ASB Series 2015-C20	3.069%	2/15/48	41	43
[3]	Morgan Stanley Bank of America Merrill Lynch Trust Class ASB Series 2015-C22	3.040%	4/15/48	86	90
[3]	Morgan Stanley Bank of America Merrill Lynch Trust Class ASB Series 2015-C23	3.398%	7/15/50	44	46
[3]	Morgan Stanley Bank of America Merrill Lynch Trust Class ASB Series 2015-C25	3.383%	10/15/48	114	121
[3]	Morgan Stanley Bank of America Merrill Lynch Trust Class ASB Series 2015-C26	3.323%	10/15/48	68	72
[3]	Morgan Stanley Bank of America Merrill Lynch Trust Class ASB Series 2015-C27	3.557%	12/15/47	46	49
[3]	Morgan Stanley Bank of America Merrill Lynch Trust Class ASB Series 2016-C28	3.288%	1/15/49	98	103
[3,5]	Morgan Stanley Bank of America Merrill Lynch Trust Class B Series 2014-C14	4.861%	2/15/47	100	108
[3,5]	Morgan Stanley Bank of America Merrill Lynch Trust Class B Series 2014-C16	4.343%	6/15/47	50	51
[3,5]	Morgan Stanley Bank of America Merrill Lynch Trust Class B Series 2014-C18	4.474%	10/15/47	50	54
[3,5]	Morgan Stanley Bank of America Merrill Lynch Trust Class B Series 2015-C22	3.883%	4/15/48	50	52
[3]	Morgan Stanley Capital I Class A4 Series 2017-HR2	3.587%	12/15/50	50	55
[3]	Morgan Stanley Capital I Trust Class A3 Series 2019-L2	3.806%	3/15/52	50	55
[3]	Morgan Stanley Capital I Trust Class A3 Series 2020-L4	2.698%	2/15/53	175	180
[3]	Morgan Stanley Capital I Trust Class A4 Series 2012-C4	3.244%	3/15/45	349	353
[3]	Morgan Stanley Capital I Trust Class A4 Series 2015-UBS8	3.809%	12/15/48	75	83
[3]	Morgan Stanley Capital I Trust Class A4 Series 2016-BNK2	3.049%	11/15/49	100	107
[3]	Morgan Stanley Capital I Trust Class A4 Series 2016-UB11	2.782%	8/15/49	200	212
[3]	Morgan Stanley Capital I Trust Class A4 Series 2016-UBS12	3.596%	12/15/49	200	218

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
[3]	Morgan Stanley Capital I Trust Class A4 Series 2019-H6	3.417%	6/15/52	250	270
[3]	Morgan Stanley Capital I Trust Class A4 Series 2019-L2	4.071%	3/15/52	150	168
[3]	Morgan Stanley Capital I Trust Class A4 Series 2019-L3	3.127%	11/15/52	200	211
[3]	Morgan Stanley Capital I Trust Class A5 Series 2017-H1	3.530%	6/15/50	150	164
[3]	Morgan Stanley Capital I Trust Class AS Series 2012-C4	3.773%	3/15/45	75	76
[3]	Morgan Stanley Capital I Trust Class AS Series 2016-BNK2	3.282%	11/15/49	83	88
[3]	Morgan Stanley Capital I Trust Class AS Series 2019-H6	3.700%	6/15/52	25	27
[3]	Morgan Stanley Capital I Trust Class AS Series 2020-L4	2.880%	2/15/53	25	25
[3]	Nissan Auto Lease Trust Class A3 Series 2020-A	1.840%	1/17/23	50	51
[3]	Nissan Auto Lease Trust Class A4 Series 2020-A	1.880%	4/15/25	25	25
[3]	Nissan Auto Receivables Owner Trust Class A3 Series 2018-A	2.650%	5/16/22	10	10
[3]	Nissan Auto Receivables Owner Trust Class A3 Series 2019-B	2.500%	11/15/23	116	117
[3]	Nissan Auto Receivables Owner Trust Class A3 Series 2019-C	1.930%	7/15/24	150	153
[3]	Nissan Auto Receivables Owner Trust Class A3 Series 2020-A	0.550%	7/15/24	50	50
[3]	Nissan Auto Receivables Owner Trust Class A3 Series 2020-A	1.380%	12/16/24	50	51
[3]	Nissan Auto Receivables Owner Trust Class A4 Series 2017-B	1.950%	10/16/23	64	64
[3]	Nissan Auto Receivables Owner Trust Class A4 Series 2018-A	2.890%	6/17/24	100	102
[3]	Nissan Auto Receivables Owner Trust Class A4 Series 2019-B	2.540%	12/15/25	30	31
[3]	Nissan Auto Receivables Owner Trust Class A4 Series 2019-C	1.950%	5/15/26	35	36
[3]	Santander Drive Auto Receivables Trust Class B Series 2020-2	0.960%	11/15/24	25	25
[3]	Santander Drive Auto Receivables Trust Class B Series 2020-3	0.690%	3/17/25	25	25
[3]	Santander Drive Auto Receivables Trust Class B Series 2020-4	0.730%	3/17/25	25	25
[3]	Santander Drive Auto Receivables Trust Class B Series 2021-1	0.500%	4/15/25	100	100
[3]	Santander Drive Auto Receivables Trust Class C Series 2018-2	3.350%	7/17/23	16	16
[3]	Santander Drive Auto Receivables Trust Class C Series 2018-3	3.510%	8/15/23	16	17
[3]	Santander Drive Auto Receivables Trust Class C Series 2020-2	1.460%	9/15/25	25	25
[3]	Santander Drive Auto Receivables Trust Class C Series 2020-3	1.120%	1/15/26	25	25
[3]	Santander Drive Auto Receivables Trust Class C Series 2020-4	1.010%	1/15/26	25	25
[3]	Santander Drive Auto Receivables Trust Class C Series 2021-1	4.110%	12/15/25	45	48
[3]	Santander Drive Auto Receivables Trust Class C Series 2021-1	0.750%	2/17/26	50	50

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
[3]	Synchrony Card Funding LLC Class A Series 2019-A2	2.340%	6/15/25	60	61
[3]	Synchrony Card Issuance Trust Class A Series 2018-A1	3.380%	9/15/24	275	279
[3]	Synchrony Credit Card Master Note Trust Class A Series 2016-2	2.210%	5/15/24	373	374
[3]	Synchrony Credit Card Master Note Trust Class A Series 2017-2	2.620%	10/15/25	150	155
[3]	Synchrony Credit Card Master Note Trust Class A Series 2018-2	3.470%	5/15/26	275	292
[3]	Toyota Auto Receivables Owner Trust Class A3 Series 2018-A	2.350%	5/16/22	14	14
[3]	Toyota Auto Receivables Owner Trust Class A3 Series 2018-B	2.960%	9/15/22	39	39
[3]	Toyota Auto Receivables Owner Trust Class A3 Series 2020-A	1.660%	5/15/24	135	137
[3]	Toyota Auto Receivables Owner Trust Class A3 Series 2020-A	0.260%	5/15/25	50	50
[3]	Toyota Auto Receivables Owner Trust Class A3 Series 2020-B	1.360%	8/15/24	10	10
[3]	Toyota Auto Receivables Owner Trust Class A3 Series 2020-C	0.440%	10/15/24	40	40
[3]	Toyota Auto Receivables Owner Trust Class A3 Series 2020-D	0.350%	1/15/25	75	75
[3]	Toyota Auto Receivables Owner Trust Class A4 Series 2018-A	2.520%	5/15/23	50	51
[3]	Toyota Auto Receivables Owner Trust Class A4 Series 2018-B	3.110%	11/15/23	25	26
[3]	Toyota Auto Receivables Owner Trust Class A4 Series 2020-A	1.680%	5/15/25	50	51
[3]	Toyota Auto Receivables Owner Trust Class A4 Series 2020-A	0.390%	6/15/26	25	25
[3]	Toyota Auto Receivables Owner Trust Class A4 Series 2020-D	0.470%	1/15/26	25	25
[3]	UBS Commercial Mortgage Trust Class A2 Series 2018-C13	4.208%	10/15/51	17	18
[3]	UBS Commercial Mortgage Trust Class A3 Series 2017-C4	3.301%	10/15/50	100	106
[3]	UBS Commercial Mortgage Trust Class A3 Series 2018-C8	3.720%	2/15/51	150	165
[3]	UBS Commercial Mortgage Trust Class A4 Series 2017-C1	3.460%	6/15/50	100	109
[3]	UBS Commercial Mortgage Trust Class A4 Series 2017-C2	3.487%	8/15/50	150	163
[3]	UBS Commercial Mortgage Trust Class A4 Series 2017-C3	3.426%	8/15/50	175	190
[3]	UBS Commercial Mortgage Trust Class A4 Series 2017-C4	3.563%	10/15/50	150	164
[3]	UBS Commercial Mortgage Trust Class A4 Series 2017-C7	3.679%	12/15/50	150	166
[3]	UBS Commercial Mortgage Trust Class A4 Series 2018-C13	4.334%	10/15/51	75	85
[3]	UBS Commercial Mortgage Trust Class A4 Series 2018-C14	4.448%	12/15/51	225	257
[3]	UBS Commercial Mortgage Trust Class A4 Series 2018-C15	4.341%	12/15/51	125	142
[3]	UBS Commercial Mortgage Trust Class A4 Series 2018-C8	3.983%	2/15/51	275	306
[3]	UBS Commercial Mortgage Trust Class A4 Series 2019-C16	3.605%	4/15/52	100	109

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
[3]	UBS Commercial Mortgage Trust Class A4 Series 2019-C17	2.921%	10/15/52	125	130
[3]	UBS Commercial Mortgage Trust Class A4 Series 2019-C18	3.035%	12/15/52	75	78
[3]	UBS Commercial Mortgage Trust Class A5 Series 2017-C5	3.474%	11/15/50	100	108
[3,5]	UBS Commercial Mortgage Trust Class A5 Series 2018-C11	4.241%	6/15/51	125	140
[3]	UBS Commercial Mortgage Trust Class A5 Series 2018-C12	4.296%	8/15/51	100	113
[3]	UBS Commercial Mortgage Trust Class AS Series 2017-C1	3.724%	6/15/50	50	54
[3,5]	UBS Commercial Mortgage Trust Class AS Series 2017-C2	3.740%	8/15/50	50	53
[3,5]	UBS Commercial Mortgage Trust Class AS Series 2017-C3	3.739%	8/15/50	75	81
[3,5]	UBS Commercial Mortgage Trust Class AS Series 2017-C4	3.836%	10/15/50	62	68
[3,5]	UBS Commercial Mortgage Trust Class AS Series 2017-C7	4.061%	12/15/50	100	111
[3,5]	UBS Commercial Mortgage Trust Class AS Series 2018-C8	4.215%	2/15/51	75	84
[3]	UBS-Barclays Commercial Mortgage Trust Class A4 Series 2013-C5	3.185%	3/10/46	104	108
[3]	UBS-Barclays Commercial Mortgage Trust Class A4 Series 2013-C6	3.244%	4/10/46	165	172
[3]	UBS-Barclays Commercial Mortgage Trust Class A4 Series 2018-C10	4.313%	5/15/51	175	199
[3,5]	UBS-Barclays Commercial Mortgage Trust Class A4 Series 2018-C9	4.117%	3/15/51	275	308
[3]	UBS-Barclays Commercial Mortgage Trust Class AS Series 2013-C6	3.469%	4/10/46	25	26
[3]	UBS-Barclays Commercial Mortgage Trust Class AS Series 2019-C16	3.887%	4/15/52	25	27
[3]	Wells Fargo Commercial Mortgage Trust Class A2 Series 2015-NXS1	2.632%	5/15/48	7	7
[3]	Wells Fargo Commercial Mortgage Trust Class A3 Series 2012-LC5	2.918%	10/15/45	62	63
[3]	Wells Fargo Commercial Mortgage Trust Class A3 Series 2014-LC18	3.271%	12/15/47	30	30
[3]	Wells Fargo Commercial Mortgage Trust Class A3 Series 2016-BNK1	2.652%	8/15/49	150	158
[3]	Wells Fargo Commercial Mortgage Trust Class A3 Series 2016-C36	2.807%	11/15/59	50	52
[3]	Wells Fargo Commercial Mortgage Trust Class A3 Series 2017-C40	3.317%	10/15/50	100	106
[3]	Wells Fargo Commercial Mortgage Trust Class A4 Series 2015-C26	3.166%	2/15/48	75	80
[3]	Wells Fargo Commercial Mortgage Trust Class A4 Series 2015-C27	3.190%	2/15/48	234	246
[3]	Wells Fargo Commercial Mortgage Trust Class A4 Series 2015-C28	3.540%	5/15/48	175	190
[3]	Wells Fargo Commercial Mortgage Trust Class A4 Series 2015-C29	3.637%	6/15/48	175	191
[3]	Wells Fargo Commercial Mortgage Trust Class A4 Series 2015-C30	3.664%	9/15/58	50	55
[3]	Wells Fargo Commercial Mortgage Trust Class A4 Series 2015-LC22	3.839%	9/15/58	75	83
[3]	Wells Fargo Commercial Mortgage Trust Class A4 Series 2015-P2	3.809%	12/15/48	50	55

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
[3]	Wells Fargo Commercial Mortgage Trust Class A4 Series 2015-SG1	3.789%	9/15/48	209	226
[3]	Wells Fargo Commercial Mortgage Trust Class A4 Series 2016-C32	3.560%	1/15/59	125	137
[3]	Wells Fargo Commercial Mortgage Trust Class A4 Series 2016-C33	3.426%	3/15/59	325	354
[3]	Wells Fargo Commercial Mortgage Trust Class A4 Series 2016-C34	3.096%	6/15/49	75	79
[3]	Wells Fargo Commercial Mortgage Trust Class A4 Series 2016-LC24	2.942%	10/15/49	162	173
[3]	Wells Fargo Commercial Mortgage Trust Class A4 Series 2017-C40	3.581%	10/15/50	150	164
[3]	Wells Fargo Commercial Mortgage Trust Class A4 Series 2017-C41	3.472%	11/15/50	250	272
[3,5]	Wells Fargo Commercial Mortgage Trust Class A4 Series 2018-C43	4.012%	3/15/51	275	308
[3]	Wells Fargo Commercial Mortgage Trust Class A4 Series 2018-C45	4.184%	6/15/51	200	226
[3]	Wells Fargo Commercial Mortgage Trust Class A4 Series 2018-C46	4.152%	8/15/51	75	84
[3]	Wells Fargo Commercial Mortgage Trust Class A4 Series 2018-C47	4.442%	9/15/61	150	172
[3]	Wells Fargo Commercial Mortgage Trust Class A4 Series 2019-C51	3.311%	6/15/52	200	214
[3]	Wells Fargo Commercial Mortgage Trust Class A4 Series 2019-C53	3.040%	10/15/52	200	211
[3]	Wells Fargo Commercial Mortgage Trust Class A4 Series 2019-C54	3.146%	12/15/52	100	106
[3]	Wells Fargo Commercial Mortgage Trust Class A4 Series 2020-C58	2.092%	7/15/53	50	49
[3]	Wells Fargo Commercial Mortgage Trust Class A5 Series 2014-LC16	3.817%	8/15/50	75	81
[3]	Wells Fargo Commercial Mortgage Trust Class A5 Series 2014-LC18	3.405%	12/15/47	125	135
[3]	Wells Fargo Commercial Mortgage Trust Class A5 Series 2015-LC20	3.184%	4/15/50	276	296
[3]	Wells Fargo Commercial Mortgage Trust Class A5 Series 2015-NXS1	3.148%	5/15/48	50	54
[3]	Wells Fargo Commercial Mortgage Trust Class A5 Series 2016-C37	3.794%	12/15/49	100	111
[3]	Wells Fargo Commercial Mortgage Trust Class A5 Series 2017-C38	3.453%	7/15/50	192	209
[3]	Wells Fargo Commercial Mortgage Trust Class A5 Series 2017-C39	3.418%	9/15/50	175	191
[3]	Wells Fargo Commercial Mortgage Trust Class A5 Series 2018-C44	4.212%	5/15/51	175	198
[3]	Wells Fargo Commercial Mortgage Trust Class A5 Series 2019-C49	4.023%	3/15/52	225	252
[3]	Wells Fargo Commercial Mortgage Trust Class A5 Series 2019-C50	3.729%	5/15/52	125	137
[3]	Wells Fargo Commercial Mortgage Trust Class A5 Series 2019-C52	2.892%	8/15/52	270	282
[3]	Wells Fargo Commercial Mortgage Trust Class A5 Series 2020-C55	2.725%	2/15/53	165	170
[3]	Wells Fargo Commercial Mortgage Trust Class A5 Series 2020-C56	2.448%	6/15/53	50	50
[3]	Wells Fargo Commercial Mortgage Trust Class AS Series 2014-LC18	3.808%	12/15/47	75	81
[3]	Wells Fargo Commercial Mortgage Trust Class AS Series 2015-C26	3.580%	2/15/48	50	53

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
[3,5]	Wells Fargo Commercial Mortgage Trust Class AS Series 2015-C28	3.872%	5/15/48	31	33
[3,5]	Wells Fargo Commercial Mortgage Trust Class AS Series 2015-LC22	4.207%	9/15/58	75	82
[3,5]	Wells Fargo Commercial Mortgage Trust Class AS Series 2017-C38	3.665%	7/15/50	54	58
[3]	Wells Fargo Commercial Mortgage Trust Class AS Series 2017-C39	3.702%	9/15/50	100	108
[3,5]	Wells Fargo Commercial Mortgage Trust Class AS Series 2017-C40	3.854%	10/15/50	25	27
[3,5]	Wells Fargo Commercial Mortgage Trust Class AS Series 2018-C43	4.152%	3/15/51	50	56
[3]	Wells Fargo Commercial Mortgage Trust Class AS Series 2019-C52	3.143%	8/15/52	100	104
[3]	Wells Fargo Commercial Mortgage Trust Class ASB Series 2015-C26	2.991%	2/15/48	103	108
[3]	Wells Fargo Commercial Mortgage Trust Class ASB Series 2015-C29	3.400%	6/15/48	107	112
[3]	Wells Fargo Commercial Mortgage Trust Class ASB Series 2015-LC20	2.978%	4/15/50	24	26
[3]	Wells Fargo Commercial Mortgage Trust Class ASB Series 2015-LC22	3.571%	9/15/58	45	48
[3]	Wells Fargo Commercial Mortgage Trust Class ASB Series 2015-NXS1	2.934%	5/15/48	40	41
[3]	Wells Fargo Commercial Mortgage Trust Class ASB Series 2015-P2	3.656%	12/15/48	97	103
[3]	Wells Fargo Commercial Mortgage Trust Class ASB Series 2016-C32	3.324%	1/15/59	56	59
[3]	Wells Fargo Commercial Mortgage Trust Class ASB Series 2016-LC24	2.825%	10/15/49	100	105
[3]	Wells Fargo Commercial Mortgage Trust Class B Series 2015-LC20	3.719%	4/15/50	50	53
[3]	WFRBS Commercial Mortgage Trust Class A2 Series 2012-C7	3.431%	6/15/45	125	128
[3]	WFRBS Commercial Mortgage Trust Class A3 Series 2012-C8	3.001%	8/15/45	75	77
[3]	WFRBS Commercial Mortgage Trust Class A3 Series 2012-C9	2.870%	11/15/45	122	125
[3]	WFRBS Commercial Mortgage Trust Class A3 Series 2014-C19	3.660%	3/15/47	18	18
[3]	WFRBS Commercial Mortgage Trust Class A3 Series 2014-C24	3.428%	11/15/47	27	29
[3]	WFRBS Commercial Mortgage Trust Class A4 Series 2012-C6	3.440%	4/15/45	164	165
[3]	WFRBS Commercial Mortgage Trust Class A4 Series 2013-C12	3.198%	3/15/48	39	41
[3]	WFRBS Commercial Mortgage Trust Class A4 Series 2013-C13	3.001%	5/15/45	76	79
[3,5]	WFRBS Commercial Mortgage Trust Class A4 Series 2013-C15	4.153%	8/15/46	100	107
[3]	WFRBS Commercial Mortgage Trust Class A4 Series 2013-C17	4.023%	12/15/46	25	27
[3]	WFRBS Commercial Mortgage Trust Class A5 Series 2013-C11	3.071%	3/15/45	94	98
[3]	WFRBS Commercial Mortgage Trust Class A5 Series 2013-C14	3.337%	6/15/46	150	158
[3]	WFRBS Commercial Mortgage Trust Class A5 Series 2013-C16	4.415%	9/15/46	30	32
[3]	WFRBS Commercial Mortgage Trust Class A5 Series 2014-C19	4.101%	3/15/47	50	54

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
[3]	WFRBS Commercial Mortgage Trust Class A5 Series 2014-C20	3.995%	5/15/47	25	27
[3]	WFRBS Commercial Mortgage Trust Class A5 Series 2014-C21	3.678%	8/15/47	75	81
[3]	WFRBS Commercial Mortgage Trust Class A5 Series 2014-C22	3.752%	9/15/57	150	163
[3]	WFRBS Commercial Mortgage Trust Class A5 Series 2014-C23	3.917%	10/15/57	50	55
[3]	WFRBS Commercial Mortgage Trust Class A5 Series 2014-C24	3.607%	11/15/47	65	70
[3]	WFRBS Commercial Mortgage Trust Class A5 Series 2014-LC14	4.045%	3/15/47	140	151
[3,5]	WFRBS Commercial Mortgage Trust Class AS Series 2012-C7	4.090%	6/15/45	100	100
[3]	WFRBS Commercial Mortgage Trust Class AS Series 2013-C12	3.560%	3/15/48	18	19
[3]	WFRBS Commercial Mortgage Trust Class AS Series 2013-C13	3.345%	5/15/45	15	16
[3]	WFRBS Commercial Mortgage Trust Class AS Series 2013-C14	3.488%	6/15/46	75	78
[3,5]	WFRBS Commercial Mortgage Trust Class AS Series 2013-C15	4.358%	8/15/46	20	21
[3,5]	WFRBS Commercial Mortgage Trust Class AS Series 2013-C16	4.668%	9/15/46	50	54
[3]	WFRBS Commercial Mortgage Trust Class AS Series 2013-C17	4.255%	12/15/46	25	27
[3]	WFRBS Commercial Mortgage Trust Class AS Series 2014-C20	4.176%	5/15/47	25	27
[3,5]	WFRBS Commercial Mortgage Trust Class AS Series 2014-LC14	4.351%	3/15/47	60	64
[3]	WFRBS Commercial Mortgage Trust Class ASB Series 2013-C15	3.720%	8/15/46	9	9
[3]	WFRBS Commercial Mortgage Trust Class ASB Series 2013-C16	3.963%	9/15/46	17	18
[3]	WFRBS Commercial Mortgage Trust Class ASB Series 2013-C17	3.558%	12/15/46	15	15
[3]	WFRBS Commercial Mortgage Trust Class ASB Series 2014-C19	3.618%	3/15/47	16	16
[3]	WFRBS Commercial Mortgage Trust Class ASB Series 2014-C20	3.638%	5/15/47	16	17
[3]	WFRBS Commercial Mortgage Trust Class ASB Series 2014-C23	3.636%	10/15/57	58	61
[3]	WFRBS Commercial Mortgage Trust Class ASB Series 2014-LC14	3.522%	3/15/47	36	37
[3,5]	WFRBS Commercial Mortgage Trust Class B Series 2013-C17	4.788%	12/15/46	25	26
[3,5]	WFRBS Commercial Mortgage Trust Class B Series 2014-C19	4.723%	3/15/47	25	27
[3,5]	WFRBS Commercial Mortgage Trust Class B Series 2014-C22	4.371%	9/15/57	25	27
[3]	World Omni Auto Receivables Trust Class A3 Series 2019-C	1.960%	12/16/24	125	127
[3]	World Omni Auto Receivables Trust Class A3 Series 2020-A	1.700%	1/17/23	50	51
[3]	World Omni Auto Receivables Trust Class A3 Series 2020-A	1.100%	4/15/25	90	91
[3]	World Omni Auto Receivables Trust Class A3 Series 2020-B	0.630%	5/15/25	50	50
[3]	World Omni Auto Receivables Trust Class A3 Series 2020-C	0.480%	11/17/25	50	50

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
[3]	World Omni Auto Receivables Trust Class A3 Series 2021-A	0.300%	1/15/26	50	50
[3]	World Omni Auto Receivables Trust Class A4 Series 2020-A	1.790%	6/16/25	25	26
[3]	World Omni Auto Receivables Trust Class A4 Series 2020-B	0.820%	1/15/26	10	10
[3]	World Omni Auto Receivables Trust Class A4 Series 2020-C	0.610%	10/15/26	25	25
[3]	World Omni Automobile Lease Securitization Trust Class A3 Series 2020-B	0.450%	2/15/24	100	100
[3]	World Omni Automobile Lease Securitization Trust Class A4 Series 2020-B	0.520%	2/17/26	25	25
[3]	World Omni Select Auto Trust Class A3 Series 2020-A	0.550%	7/15/25	25	25
Total Asset-Backed/Commercial Mortgage-Backed Securities (Cost $126,013)					130,599
Corporate Bonds (29.1%)
Communications (2.7%)
	Activision Blizzard Inc.	3.400%	9/15/26	160	175
	Activision Blizzard Inc.	1.350%	9/15/30	150	136
	Activision Blizzard Inc.	4.500%	6/15/47	200	236
	Activision Blizzard Inc.	2.500%	9/15/50	300	252
	Alphabet Inc.	0.450%	8/15/25	500	492
	Alphabet Inc.	0.800%	8/15/27	500	479
	Alphabet Inc.	1.100%	8/15/30	500	459
	Alphabet Inc.	1.900%	8/15/40	200	173
	Alphabet Inc.	2.050%	8/15/50	500	411
	Alphabet Inc.	2.250%	8/15/60	500	406
	America Movil SAB de CV	3.125%	7/16/22	300	309
	America Movil SAB de CV	3.625%	4/22/29	200	214
	America Movil SAB de CV	2.875%	5/7/30	200	204
	America Movil SAB de CV	6.375%	3/1/35	300	414
	America Movil SAB de CV	6.125%	11/15/37	150	199
	America Movil SAB de CV	6.125%	3/30/40	200	271
	America Movil SAB de CV	4.375%	7/16/42	250	283
	America Movil SAB de CV	4.375%	4/22/49	400	456
	AT&T Inc.	3.000%	6/30/22	767	788
	AT&T Inc.	4.050%	12/15/23	100	109
	AT&T Inc.	0.900%	3/25/24	500	501
	AT&T Inc.	4.450%	4/1/24	250	274
	AT&T Inc.	3.950%	1/15/25	268	294
	AT&T Inc.	3.400%	5/15/25	940	1,019
	AT&T Inc.	3.600%	7/15/25	275	300
	AT&T Inc.	4.125%	2/17/26	515	576
	AT&T Inc.	1.700%	3/25/26	500	500
	AT&T Inc.	3.800%	2/15/27	700	773
	AT&T Inc.	2.300%	6/1/27	450	459
	AT&T Inc.	1.650%	2/1/28	500	483
	AT&T Inc.	4.100%	2/15/28	402	449
	AT&T Inc.	4.350%	3/1/29	650	733
	AT&T Inc.	4.300%	2/15/30	660	742
	AT&T Inc.	2.750%	6/1/31	450	447
	AT&T Inc.	2.250%	2/1/32	600	568
[7]	AT&T Inc.	2.550%	12/1/33	472	446
	AT&T Inc.	4.500%	5/15/35	200	225
	AT&T Inc.	5.250%	3/1/37	500	603
	AT&T Inc.	4.900%	8/15/37	300	352

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	AT&T Inc.	4.850%	3/1/39	480	557
	AT&T Inc.	3.500%	6/1/41	500	493
	AT&T Inc.	5.550%	8/15/41	225	279
	AT&T Inc.	5.150%	3/15/42	375	450
	AT&T Inc.	4.900%	6/15/42	525	608
	AT&T Inc.	4.300%	12/15/42	271	295
	AT&T Inc.	3.100%	2/1/43	500	467
	AT&T Inc.	4.350%	6/15/45	312	344
	AT&T Inc.	4.750%	5/15/46	350	403
	AT&T Inc.	5.150%	11/15/46	736	892
	AT&T Inc.	5.450%	3/1/47	500	626
	AT&T Inc.	4.500%	3/9/48	400	441
	AT&T Inc.	4.550%	3/9/49	362	397
	AT&T Inc.	5.150%	2/15/50	332	397
	AT&T Inc.	3.650%	6/1/51	600	579
[7]	AT&T Inc.	3.500%	9/15/53	1,558	1,434
[7]	AT&T Inc.	3.550%	9/15/55	1,550	1,420
[7]	AT&T Inc.	3.800%	12/1/57	1,287	1,225
[7]	AT&T Inc.	3.650%	9/15/59	629	575
	AT&T Inc.	3.850%	6/1/60	300	287
	AT&T Inc.	3.500%	2/1/61	400	363
	Baidu Inc.	3.500%	11/28/22	275	286
	Baidu Inc.	3.875%	9/29/23	200	214
	Baidu Inc.	4.375%	5/14/24	200	219
	Baidu Inc.	3.075%	4/7/25	200	211
	Baidu Inc.	3.625%	7/6/27	200	218
	Baidu Inc.	4.375%	3/29/28	100	111
	Baidu Inc.	3.425%	4/7/30	200	209
	Bell Canada	4.300%	7/29/49	100	113
	Booking Holdings Inc.	2.750%	3/15/23	100	104
	Booking Holdings Inc.	3.650%	3/15/25	100	109
	Booking Holdings Inc.	4.100%	4/13/25	200	223
	Booking Holdings Inc.	3.600%	6/1/26	225	246
	Booking Holdings Inc.	3.550%	3/15/28	100	109
	Booking Holdings Inc.	4.625%	4/13/30	300	348
	British Telecommunications plc	4.500%	12/4/23	200	219
	British Telecommunications plc	5.125%	12/4/28	100	117
	British Telecommunications plc	9.625%	12/15/30	516	794
	Charter Communications Operating LLC / Charter Communications Operating Capital	4.464%	7/23/22	676	705
	Charter Communications Operating LLC / Charter Communications Operating Capital	4.500%	2/1/24	175	191
	Charter Communications Operating LLC / Charter Communications Operating Capital	4.908%	7/23/25	850	963
	Charter Communications Operating LLC / Charter Communications Operating Capital	3.750%	2/15/28	730	792
	Charter Communications Operating LLC / Charter Communications Operating Capital	5.050%	3/30/29	225	258
	Charter Communications Operating LLC / Charter Communications Operating Capital	2.800%	4/1/31	330	324
	Charter Communications Operating LLC / Charter Communications Operating Capital	6.384%	10/23/35	575	744

	Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
Charter Communications Operating LLC / Charter Communications Operating Capital	5.375%	4/1/38	350	409
Charter Communications Operating LLC / Charter Communications Operating Capital	3.500%	6/1/41	500	473
Charter Communications Operating LLC / Charter Communications Operating Capital	6.484%	10/23/45	650	849
Charter Communications Operating LLC / Charter Communications Operating Capital	5.375%	5/1/47	450	522
Charter Communications Operating LLC / Charter Communications Operating Capital	5.750%	4/1/48	400	488
Charter Communications Operating LLC / Charter Communications Operating Capital	5.125%	7/1/49	375	418
Charter Communications Operating LLC / Charter Communications Operating Capital	4.800%	3/1/50	550	583
Charter Communications Operating LLC / Charter Communications Operating Capital	3.700%	4/1/51	400	375
Charter Communications Operating LLC / Charter Communications Operating Capital	6.834%	10/23/55	75	101
Charter Communications Operating, LLC / Charter Communications Operating Capital Corp.	3.850%	4/1/61	500	459
Comcast Cable Communications Holdings Inc.	9.455%	11/15/22	139	159
Comcast Corp.	3.000%	2/1/24	710	758
Comcast Corp.	3.375%	2/15/25	264	286
Comcast Corp.	3.100%	4/1/25	395	425
Comcast Corp.	3.375%	8/15/25	951	1,033
Comcast Corp.	3.950%	10/15/25	625	698
Comcast Corp.	3.150%	3/1/26	400	432
Comcast Corp.	2.350%	1/15/27	495	515
Comcast Corp.	3.300%	4/1/27	150	163
Comcast Corp.	3.150%	2/15/28	325	349
Comcast Corp.	4.150%	10/15/28	950	1,082
Comcast Corp.	2.650%	2/1/30	300	307
Comcast Corp.	3.400%	4/1/30	350	377
Comcast Corp.	4.250%	10/15/30	350	401
Comcast Corp.	1.950%	1/15/31	500	480
Comcast Corp.	1.500%	2/15/31	500	463
Comcast Corp.	4.250%	1/15/33	275	319
Comcast Corp.	4.200%	8/15/34	175	199
Comcast Corp.	5.650%	6/15/35	1,065	1,390
Comcast Corp.	4.400%	8/15/35	150	174
Comcast Corp.	3.200%	7/15/36	225	232
Comcast Corp.	6.450%	3/15/37	175	246
Comcast Corp.	6.950%	8/15/37	250	368
Comcast Corp.	3.900%	3/1/38	175	193
Comcast Corp.	6.400%	5/15/38	100	142
Comcast Corp.	4.600%	10/15/38	550	662
Comcast Corp.	3.250%	11/1/39	250	256
Comcast Corp.	6.400%	3/1/40	150	213
Comcast Corp.	3.750%	4/1/40	300	327

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	Comcast Corp.	4.650%	7/15/42	370	446
	Comcast Corp.	4.500%	1/15/43	100	117
	Comcast Corp.	4.600%	8/15/45	250	303
	Comcast Corp.	3.400%	7/15/46	500	517
	Comcast Corp.	3.969%	11/1/47	1,086	1,211
	Comcast Corp.	4.700%	10/15/48	475	588
	Comcast Corp.	3.999%	11/1/49	268	295
	Comcast Corp.	3.450%	2/1/50	400	413
	Comcast Corp.	2.800%	1/15/51	500	459
	Comcast Corp.	2.450%	8/15/52	500	420
	Comcast Corp.	4.950%	10/15/58	475	620
	Comcast Corp.	2.650%	8/15/62	500	422
	Deutsche Telekom International Finance BV	8.750%	6/15/30	775	1,143
	Discovery Communications LLC	2.950%	3/20/23	100	104
	Discovery Communications LLC	3.800%	3/13/24	100	108
	Discovery Communications LLC	3.900%	11/15/24	150	164
	Discovery Communications LLC	3.450%	3/15/25	380	407
	Discovery Communications LLC	3.950%	6/15/25	303	331
	Discovery Communications LLC	3.950%	3/20/28	400	436
	Discovery Communications LLC	3.625%	5/15/30	230	246
	Discovery Communications LLC	5.000%	9/20/37	325	380
	Discovery Communications LLC	6.350%	6/1/40	150	201
	Discovery Communications LLC	4.875%	4/1/43	300	342
	Discovery Communications LLC	5.200%	9/20/47	225	264
	Discovery Communications LLC	5.300%	5/15/49	75	89
	Discovery Communications LLC	4.650%	5/15/50	200	221
[7]	Discovery Communications LLC	4.000%	9/15/55	269	264
	Electronic Arts Inc.	4.800%	3/1/26	100	115
[7]	Expedia Group Inc.	3.600%	12/15/23	100	106
	Expedia Group Inc.	4.500%	8/15/24	100	109
	Expedia Group Inc.	5.000%	2/15/26	150	169
[7]	Expedia Group Inc.	4.625%	8/1/27	150	167
	Expedia Group Inc.	3.250%	2/15/30	250	252
[7]	Expedia Group Inc.	2.950%	3/15/31	300	296
	Fox Corp.	4.030%	1/25/24	250	271
	Fox Corp.	3.050%	4/7/25	100	106
	Fox Corp.	4.709%	1/25/29	375	429
	Fox Corp.	3.500%	4/8/30	150	159
	Fox Corp.	5.476%	1/25/39	250	309
	Fox Corp.	5.576%	1/25/49	425	540
	Grupo Televisa SAB	6.625%	3/18/25	100	119
	Grupo Televisa SAB	4.625%	1/30/26	100	112
	Grupo Televisa SAB	6.625%	1/15/40	125	162
	Grupo Televisa SAB	5.000%	5/13/45	425	470
	Grupo Televisa SAB	5.250%	5/24/49	200	231
	Interpublic Group of Cos. Inc.	4.200%	4/15/24	210	230
	Interpublic Group of Cos. Inc.	4.650%	10/1/28	100	114
	Interpublic Group of Cos. Inc.	4.750%	3/30/30	100	116
	Interpublic Group of Cos. Inc.	5.400%	10/1/48	175	216
	Koninklijke KPN NV	8.375%	10/1/30	125	174
	NBCUniversal Media LLC	6.400%	4/30/40	150	214
	NBCUniversal Media LLC	5.950%	4/1/41	225	314
	NBCUniversal Media LLC	4.450%	1/15/43	225	266
	Omnicom Group Inc.	3.625%	5/1/22	250	259
	Omnicom Group Inc.	3.650%	11/1/24	150	163
	Omnicom Group Inc.	3.600%	4/15/26	250	274
	Omnicom Group Inc.	2.450%	4/30/30	150	148

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	Omnicom Group Inc.	4.200%	6/1/30	100	112
	Orange SA	9.000%	3/1/31	550	848
	Orange SA	5.375%	1/13/42	325	422
	Orange SA	5.500%	2/6/44	200	266
	Rogers Communications Inc.	3.000%	3/15/23	205	213
	Rogers Communications Inc.	4.100%	10/1/23	175	188
	Rogers Communications Inc.	3.625%	12/15/25	125	136
	Rogers Communications Inc.	2.900%	11/15/26	100	106
	Rogers Communications Inc.	4.500%	3/15/43	265	295
	Rogers Communications Inc.	5.000%	3/15/44	190	226
	Rogers Communications Inc.	4.350%	5/1/49	450	489
	Rogers Communications Inc.	3.700%	11/15/49	150	148
	Telefonica Emisiones SA	4.103%	3/8/27	250	279
	Telefonica Emisiones SA	7.045%	6/20/36	475	658
	Telefonica Emisiones SA	4.665%	3/6/38	200	225
	Telefonica Emisiones SA	5.213%	3/8/47	550	642
	Telefonica Emisiones SA	4.895%	3/6/48	250	283
	Telefonica Emisiones SA	5.520%	3/1/49	335	409
	Telefonica Europe BV	8.250%	9/15/30	250	354
	TELUS Corp.	2.800%	2/16/27	100	105
	TELUS Corp.	4.300%	6/15/49	200	223
	Tencent Music Entertainment Group	2.000%	9/3/30	200	186
	Time Warner Cable LLC	6.550%	5/1/37	200	259
	Time Warner Cable LLC	7.300%	7/1/38	50	69
	Time Warner Cable LLC	6.750%	6/15/39	400	536
	Time Warner Cable LLC	5.875%	11/15/40	425	525
	Time Warner Cable LLC	5.500%	9/1/41	250	295
	Time Warner Cable LLC	4.500%	9/15/42	250	267
	Time Warner Entertainment Co. LP	8.375%	3/15/23	200	229
	Time Warner Entertainment Co. LP	8.375%	7/15/33	200	287
[7]	T-Mobile USA Inc.	3.500%	4/15/25	600	647
[7]	T-Mobile USA Inc.	1.500%	2/15/26	200	198
[7]	T-Mobile USA Inc.	3.750%	4/15/27	800	874
[7]	T-Mobile USA Inc.	2.050%	2/15/28	250	245
[7]	T-Mobile USA Inc.	3.875%	4/15/30	1,520	1,649
[7]	T-Mobile USA Inc.	2.550%	2/15/31	900	879
[7]	T-Mobile USA Inc.	2.250%	11/15/31	500	473
[7]	T-Mobile USA Inc.	4.375%	4/15/40	400	443
[7]	T-Mobile USA Inc.	4.500%	4/15/50	600	673
[7]	T-Mobile USA Inc.	3.300%	2/15/51	1,000	931
	TWDC Enterprises 18 Corp.	3.150%	9/17/25	150	162
	TWDC Enterprises 18 Corp.	3.000%	2/13/26	300	323
	TWDC Enterprises 18 Corp.	1.850%	7/30/26	1,070	1,095
	TWDC Enterprises 18 Corp.	4.375%	8/16/41	75	86
	TWDC Enterprises 18 Corp.	4.125%	12/1/41	205	234
	TWDC Enterprises 18 Corp.	3.700%	12/1/42	125	132
	TWDC Enterprises 18 Corp.	3.000%	7/30/46	300	290
	Verizon Communications Inc.	5.150%	9/15/23	830	920
	Verizon Communications Inc.	3.500%	11/1/24	400	434
	Verizon Communications Inc.	3.376%	2/15/25	534	579
	Verizon Communications Inc.	0.850%	11/20/25	500	488
	Verizon Communications Inc.	1.450%	3/20/26	500	499
	Verizon Communications Inc.	2.625%	8/15/26	475	501
	Verizon Communications Inc.	4.125%	3/16/27	700	791
	Verizon Communications Inc.	3.000%	3/22/27	150	160
	Verizon Communications Inc.	2.100%	3/22/28	600	603
	Verizon Communications Inc.	4.329%	9/21/28	1,229	1,405
	Verizon Communications Inc.	4.016%	12/3/29	927	1,035

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	Verizon Communications Inc.	3.150%	3/22/30	310	326
[7]	Verizon Communications Inc.	1.680%	10/30/30	527	489
	Verizon Communications Inc.	1.750%	1/20/31	500	466
	Verizon Communications Inc.	2.550%	3/21/31	800	799
	Verizon Communications Inc.	4.500%	8/10/33	575	668
	Verizon Communications Inc.	4.400%	11/1/34	725	826
	Verizon Communications Inc.	4.272%	1/15/36	513	577
	Verizon Communications Inc.	5.250%	3/16/37	300	376
	Verizon Communications Inc.	4.812%	3/15/39	350	418
	Verizon Communications Inc.	2.650%	11/20/40	500	456
	Verizon Communications Inc.	3.400%	3/22/41	500	508
	Verizon Communications Inc.	4.750%	11/1/41	175	208
	Verizon Communications Inc.	3.850%	11/1/42	425	457
	Verizon Communications Inc.	4.125%	8/15/46	250	274
	Verizon Communications Inc.	4.862%	8/21/46	1,279	1,536
	Verizon Communications Inc.	4.522%	9/15/48	747	865
	Verizon Communications Inc.	5.012%	4/15/49	385	472
	Verizon Communications Inc.	4.000%	3/22/50	250	268
	Verizon Communications Inc.	2.875%	11/20/50	500	444
	Verizon Communications Inc.	3.550%	3/22/51	900	894
	Verizon Communications Inc.	4.672%	3/15/55	600	715
[7]	Verizon Communications Inc.	2.987%	10/30/56	900	787
	Verizon Communications Inc.	3.000%	11/20/60	500	435
	Verizon Communications Inc.	3.700%	3/22/61	700	688
	ViacomCBS Inc.	3.875%	4/1/24	124	133
	ViacomCBS Inc.	3.700%	8/15/24	175	189
	ViacomCBS Inc.	3.500%	1/15/25	150	161
	ViacomCBS Inc.	4.750%	5/15/25	300	339
	ViacomCBS Inc.	4.000%	1/15/26	400	439
	ViacomCBS Inc.	2.900%	1/15/27	279	293
	ViacomCBS Inc.	3.375%	2/15/28	100	106
	ViacomCBS Inc.	3.700%	6/1/28	100	108
	ViacomCBS Inc.	4.950%	1/15/31	250	295
	ViacomCBS Inc.	4.200%	5/19/32	200	223
	ViacomCBS Inc.	5.500%	5/15/33	75	90
	ViacomCBS Inc.	6.875%	4/30/36	240	329
	ViacomCBS Inc.	5.900%	10/15/40	225	280
	ViacomCBS Inc.	4.850%	7/1/42	225	255
	ViacomCBS Inc.	4.375%	3/15/43	406	439
	ViacomCBS Inc.	5.850%	9/1/43	225	288
	ViacomCBS Inc.	4.900%	8/15/44	100	116
	ViacomCBS Inc.	4.950%	5/19/50	250	293
	Vodafone Group plc	3.750%	1/16/24	325	352
	Vodafone Group plc	4.125%	5/30/25	500	557
	Vodafone Group plc	4.375%	5/30/28	650	747
	Vodafone Group plc	7.875%	2/15/30	150	210
	Vodafone Group plc	6.250%	11/30/32	100	132
	Vodafone Group plc	6.150%	2/27/37	200	265
	Vodafone Group plc	5.000%	5/30/38	325	390
	Vodafone Group plc	4.375%	2/19/43	275	308
	Vodafone Group plc	5.250%	5/30/48	700	875
	Vodafone Group plc	4.875%	6/19/49	350	418
	Vodafone Group plc	4.250%	9/17/50	450	494
	Vodafone Group plc	5.125%	6/19/59	100	121
	Walt Disney Co.	1.650%	9/1/22	100	102
	Walt Disney Co.	3.000%	9/15/22	275	285
	Walt Disney Co.	1.750%	8/30/24	100	103
	Walt Disney Co.	3.700%	9/15/24	200	218

	Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
Walt Disney Co.	3.350%	3/24/25	345	374
Walt Disney Co.	3.700%	10/15/25	125	138
Walt Disney Co.	1.750%	1/13/26	500	511
Walt Disney Co.	2.200%	1/13/28	200	204
Walt Disney Co.	2.000%	9/1/29	400	392
Walt Disney Co.	3.800%	3/22/30	240	267
Walt Disney Co.	2.650%	1/13/31	700	711
Walt Disney Co.	6.200%	12/15/34	400	547
Walt Disney Co.	6.400%	12/15/35	365	513
Walt Disney Co.	6.650%	11/15/37	200	289
Walt Disney Co.	4.625%	3/23/40	75	91
Walt Disney Co.	3.500%	5/13/40	400	422
Walt Disney Co.	5.400%	10/1/43	100	131
Walt Disney Co.	4.750%	9/15/44	175	213
Walt Disney Co.	2.750%	9/1/49	400	362
Walt Disney Co.	4.700%	3/23/50	395	495
Walt Disney Co.	3.600%	1/13/51	600	639
Walt Disney Co.	3.800%	5/13/60	300	324
Weibo Corp.	3.500%	7/5/24	200	210
Weibo Corp.	3.375%	7/8/30	200	198
WPP Finance 2010	3.625%	9/7/22	200	209
WPP Finance 2010	3.750%	9/19/24	100	109
				128,299
Consumer Discretionary (1.7%)
Advance Auto Parts Inc.	3.900%	4/15/30	250	271
Alibaba Group Holding Ltd.	2.800%	6/6/23	200	208
Alibaba Group Holding Ltd.	3.600%	11/28/24	400	434
Alibaba Group Holding Ltd.	3.400%	12/6/27	400	429
Alibaba Group Holding Ltd.	2.125%	2/9/31	300	285
Alibaba Group Holding Ltd.	4.500%	11/28/34	280	317
Alibaba Group Holding Ltd.	4.000%	12/6/37	200	215
Alibaba Group Holding Ltd.	4.200%	12/6/47	425	467
Alibaba Group Holding Ltd.	3.150%	2/9/51	200	187
Alibaba Group Holding Ltd.	4.400%	12/6/57	100	113
Alibaba Group Holding Ltd.	3.250%	2/9/61	500	464
Amazon.com Inc.	2.500%	11/29/22	150	155
Amazon.com Inc.	2.400%	2/22/23	450	467
Amazon.com Inc.	0.400%	6/3/23	200	200
Amazon.com Inc.	2.800%	8/22/24	250	268
Amazon.com Inc.	3.800%	12/5/24	120	133
Amazon.com Inc.	0.800%	6/3/25	285	284
Amazon.com Inc.	5.200%	12/3/25	225	264
Amazon.com Inc.	1.200%	6/3/27	285	278
Amazon.com Inc.	3.150%	8/22/27	725	792
Amazon.com Inc.	1.500%	6/3/30	505	481
Amazon.com Inc.	4.800%	12/5/34	225	283
Amazon.com Inc.	3.875%	8/22/37	600	684
Amazon.com Inc.	4.950%	12/5/44	350	452
Amazon.com Inc.	4.050%	8/22/47	600	701
Amazon.com Inc.	2.500%	6/3/50	590	528
Amazon.com Inc.	4.250%	8/22/57	500	598
Amazon.com Inc.	2.700%	6/3/60	400	351
American Honda Finance Corp.	0.400%	10/21/22	500	500
American Honda Finance Corp.	1.950%	5/10/23	200	206
American Honda Finance Corp.	0.875%	7/7/23	200	201
American Honda Finance Corp.	3.450%	7/14/23	125	133
American Honda Finance Corp.	3.625%	10/10/23	100	107
American Honda Finance Corp.	2.900%	2/16/24	150	159

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	American Honda Finance Corp.	0.550%	7/12/24	500	494
	American Honda Finance Corp.	2.150%	9/10/24	125	130
	American Honda Finance Corp.	1.200%	7/8/25	200	199
	American Honda Finance Corp.	2.350%	1/8/27	100	103
	American Honda Finance Corp.	2.000%	3/24/28	100	100
	American Honda Finance Corp.	1.800%	1/13/31	300	282
[3]	American University	3.672%	4/1/49	110	119
	Aptiv Corp.	4.150%	3/15/24	125	136
	Aptiv plc	4.250%	1/15/26	150	169
	Aptiv plc	4.350%	3/15/29	50	56
	Aptiv plc	4.400%	10/1/46	50	54
	Aptiv plc	5.400%	3/15/49	50	61
	AutoNation Inc.	3.500%	11/15/24	205	221
	AutoNation Inc.	4.500%	10/1/25	150	167
	AutoNation Inc.	3.800%	11/15/27	75	81
	AutoZone Inc.	3.700%	4/15/22	100	103
	AutoZone Inc.	3.125%	7/15/23	125	132
	AutoZone Inc.	3.125%	4/18/24	130	139
	AutoZone Inc.	3.250%	4/15/25	132	141
	AutoZone Inc.	3.625%	4/15/25	153	167
	AutoZone Inc.	3.125%	4/21/26	100	107
	AutoZone Inc.	3.750%	6/1/27	100	110
	AutoZone Inc.	3.750%	4/18/29	100	108
	AutoZone Inc.	4.000%	4/15/30	250	276
	AutoZone Inc.	1.650%	1/15/31	500	458
	Best Buy Co. Inc.	4.450%	10/1/28	200	228
	BorgWarner Inc.	3.375%	3/15/25	75	81
	BorgWarner Inc.	2.650%	7/1/27	200	208
	BorgWarner Inc.	4.375%	3/15/45	100	107
[3]	Boston University	4.061%	10/1/48	50	59
	California Endowment	2.498%	4/1/51	50	45
	California Institute of Technology	4.321%	8/1/45	70	86
	California Institute of Technology	4.700%	11/1/11	50	62
	California Institute of Technology	3.650%	9/1/19	100	101
	Cleveland Clinic Foundation	4.858%	1/1/14	100	129
	Daimler Finance North America LLC	8.500%	1/18/31	250	368
	Darden Restaurants Inc.	3.850%	5/1/27	200	217
	Darden Restaurants Inc.	4.550%	2/15/48	50	53
	DR Horton Inc.	4.375%	9/15/22	100	105
	DR Horton Inc.	4.750%	2/15/23	225	240
	DR Horton Inc.	5.750%	8/15/23	75	83
	DR Horton Inc.	2.500%	10/15/24	100	105
[3]	Duke University	2.682%	10/1/44	100	98
[3]	Duke University	2.832%	10/1/55	300	295
	eBay Inc.	2.750%	1/30/23	175	182
	eBay Inc.	3.450%	8/1/24	125	135
	eBay Inc.	1.900%	3/11/25	180	185
	eBay Inc.	3.600%	6/5/27	300	326
	eBay Inc.	2.700%	3/11/30	200	201
	eBay Inc.	4.000%	7/15/42	200	211
	Emory University	2.143%	9/1/30	150	149
	Emory University	2.969%	9/1/50	50	50
	Ford Foundation	2.415%	6/1/50	60	54
	Ford Foundation	2.815%	6/1/70	150	134
	Fortune Brands Home & Security Inc.	4.000%	9/21/23	100	108
	Fortune Brands Home & Security Inc.	4.000%	6/15/25	233	257
	Fortune Brands Home & Security Inc.	3.250%	9/15/29	50	52
	General Motors Co.	4.875%	10/2/23	625	684

	Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
General Motors Co.	5.400%	10/2/23	250	276
General Motors Co.	6.125%	10/1/25	600	705
General Motors Co.	6.800%	10/1/27	100	124
General Motors Co.	5.000%	4/1/35	165	190
General Motors Co.	6.600%	4/1/36	250	325
General Motors Co.	5.150%	4/1/38	225	258
General Motors Co.	6.250%	10/2/43	210	268
General Motors Co.	5.200%	4/1/45	230	264
General Motors Co.	6.750%	4/1/46	130	176
General Motors Co.	5.400%	4/1/48	200	236
General Motors Co.	5.950%	4/1/49	175	222
General Motors Financial Co. Inc.	3.450%	4/10/22	355	363
General Motors Financial Co. Inc.	3.150%	6/30/22	100	103
General Motors Financial Co. Inc.	3.550%	7/8/22	200	207
General Motors Financial Co. Inc.	3.250%	1/5/23	275	286
General Motors Financial Co. Inc.	5.200%	3/20/23	300	325
General Motors Financial Co. Inc.	3.700%	5/9/23	200	211
General Motors Financial Co. Inc.	4.250%	5/15/23	150	160
General Motors Financial Co. Inc.	4.150%	6/19/23	200	214
General Motors Financial Co. Inc.	1.700%	8/18/23	500	509
General Motors Financial Co. Inc.	5.100%	1/17/24	100	111
General Motors Financial Co. Inc.	3.950%	4/13/24	400	430
General Motors Financial Co. Inc.	3.500%	11/7/24	200	215
General Motors Financial Co. Inc.	4.000%	1/15/25	175	190
General Motors Financial Co. Inc.	2.900%	2/26/25	958	1,003
General Motors Financial Co. Inc.	4.350%	4/9/25	325	356
General Motors Financial Co. Inc.	2.750%	6/20/25	150	156
General Motors Financial Co. Inc.	5.250%	3/1/26	150	171
General Motors Financial Co. Inc.	4.350%	1/17/27	325	360
General Motors Financial Co. Inc.	2.700%	8/20/27	500	511
General Motors Financial Co. Inc.	3.600%	6/21/30	800	844
General Motors Financial Co. Inc.	2.350%	1/8/31	500	478
George Washington University	4.126%	9/15/48	300	350
Georgetown University	4.315%	4/1/49	68	80
Georgetown University	2.943%	4/1/50	100	93
Georgetown University	5.215%	10/1/18	59	75
Harley-Davidson Inc.	3.500%	7/28/25	100	106
Harley-Davidson Inc.	4.625%	7/28/45	125	130
Hasbro Inc.	3.900%	11/19/29	350	375
Hasbro Inc.	6.350%	3/15/40	125	159
Hasbro Inc.	5.100%	5/15/44	50	55
Home Depot Inc.	2.625%	6/1/22	265	272
Home Depot Inc.	3.750%	2/15/24	200	217
Home Depot Inc.	3.000%	4/1/26	275	298
Home Depot Inc.	2.500%	4/15/27	395	416
Home Depot Inc.	2.800%	9/14/27	200	214
Home Depot Inc.	2.950%	6/15/29	600	634
Home Depot Inc.	2.700%	4/15/30	445	461
Home Depot Inc.	1.375%	3/15/31	500	462
Home Depot Inc.	5.875%	12/16/36	825	1,142
Home Depot Inc.	3.300%	4/15/40	295	310
Home Depot Inc.	5.950%	4/1/41	175	243
Home Depot Inc.	4.200%	4/1/43	200	230
Home Depot Inc.	4.875%	2/15/44	300	377
Home Depot Inc.	4.400%	3/15/45	100	120
Home Depot Inc.	4.250%	4/1/46	330	385
Home Depot Inc.	3.900%	6/15/47	250	280
Home Depot Inc.	4.500%	12/6/48	225	274

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	Home Depot Inc.	3.125%	12/15/49	525	515
	Home Depot Inc.	3.350%	4/15/50	375	388
	Home Depot Inc.	2.375%	3/15/51	400	342
	Hyatt Hotels Corp.	3.375%	7/15/23	100	104
	Hyatt Hotels Corp.	4.850%	3/15/26	200	221
	Hyatt Hotels Corp.	4.375%	9/15/28	75	80
	Hyatt Hotels Corp.	5.750%	4/23/30	200	233
	JD.com Inc.	3.125%	4/29/21	200	200
	JD.com Inc.	3.375%	1/14/30	200	205
[3]	Johns Hopkins University	4.083%	7/1/53	75	90
	Kohl's Corp.	4.250%	7/17/25	300	329
	Kohl's Corp.	5.550%	7/17/45	100	114
	Las Vegas Sands Corp.	3.200%	8/8/24	365	379
	Las Vegas Sands Corp.	2.900%	6/25/25	200	205
	Las Vegas Sands Corp.	3.500%	8/18/26	145	151
	Las Vegas Sands Corp.	3.900%	8/8/29	65	67
	Lear Corp.	3.800%	9/15/27	100	109
	Lear Corp.	4.250%	5/15/29	150	165
	Lear Corp.	3.500%	5/30/30	100	104
	Lear Corp.	5.250%	5/15/49	125	146
	Leggett & Platt Inc.	3.800%	11/15/24	100	108
	Leggett & Platt Inc.	3.500%	11/15/27	125	132
	Leggett & Platt Inc.	4.400%	3/15/29	75	84
	Leland Stanford Junior University	3.647%	5/1/48	200	227
	Lennar Corp.	4.750%	11/15/22	200	210
	Lennar Corp.	4.500%	4/30/24	300	326
	Lennar Corp.	5.250%	6/1/26	200	229
	Lennar Corp.	4.750%	11/29/27	200	230
	Lowe's Cos. Inc.	3.120%	4/15/22	150	153
	Lowe's Cos. Inc.	3.875%	9/15/23	275	296
	Lowe's Cos. Inc.	3.125%	9/15/24	100	107
	Lowe's Cos. Inc.	3.375%	9/15/25	200	218
	Lowe's Cos. Inc.	2.500%	4/15/26	250	262
	Lowe's Cos. Inc.	3.100%	5/3/27	350	376
	Lowe's Cos. Inc.	1.300%	4/15/28	260	246
	Lowe's Cos. Inc.	6.500%	3/15/29	67	85
	Lowe's Cos. Inc.	3.650%	4/5/29	300	328
	Lowe's Cos. Inc.	4.500%	4/15/30	250	288
	Lowe's Cos. Inc.	1.700%	10/15/30	300	279
	Lowe's Cos. Inc.	2.625%	4/1/31	500	501
	Lowe's Cos. Inc.	4.250%	9/15/44	28	30
	Lowe's Cos. Inc.	3.700%	4/15/46	250	259
	Lowe's Cos. Inc.	4.050%	5/3/47	300	328
	Lowe's Cos. Inc.	4.550%	4/5/49	375	439
	Lowe's Cos. Inc.	3.000%	10/15/50	500	464
	Magna International Inc.	3.625%	6/15/24	170	183
	Magna International Inc.	4.150%	10/1/25	100	112
	Magna International Inc.	2.450%	6/15/30	100	100
	Marriott International Inc.	2.125%	10/3/22	200	203
	Marriott International Inc.	3.750%	3/15/25	175	186
	Marriott International Inc.	3.750%	10/1/25	65	69
	Marriott International Inc.	3.125%	6/15/26	1,083	1,135
	Marriott International Inc.	4.000%	4/15/28	50	53
	Marriott International Inc.	4.625%	6/15/30	200	223
	Masco Corp.	3.500%	11/15/27	100	110
	Masco Corp.	1.500%	2/15/28	200	192
	Masco Corp.	7.750%	8/1/29	24	32
	Masco Corp.	2.000%	10/1/30	500	473

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	Masco Corp.	4.500%	5/15/47	100	114
[3]	Massachusetts Institute of Technology	3.959%	7/1/38	125	148
	Massachusetts Institute of Technology	2.989%	7/1/50	85	87
	Massachusetts Institute of Technology	5.600%	7/1/11	130	199
	Massachusetts Institute of Technology	4.678%	7/1/14	275	355
	Massachusetts Institute of Technology	3.885%	7/1/16	100	108
	McDonald's Corp.	3.350%	4/1/23	200	211
	McDonald's Corp.	3.300%	7/1/25	497	538
	McDonald's Corp.	3.700%	1/30/26	300	331
	McDonald's Corp.	3.500%	3/1/27	200	219
	McDonald's Corp.	3.500%	7/1/27	315	346
	McDonald's Corp.	3.800%	4/1/28	350	388
	McDonald's Corp.	2.625%	9/1/29	200	204
	McDonald's Corp.	2.125%	3/1/30	200	195
	McDonald's Corp.	3.600%	7/1/30	200	218
	McDonald's Corp.	4.700%	12/9/35	200	237
	McDonald's Corp.	6.300%	10/15/37	150	207
	McDonald's Corp.	6.300%	3/1/38	100	139
	McDonald's Corp.	5.700%	2/1/39	100	131
	McDonald's Corp.	3.700%	2/15/42	25	26
	McDonald's Corp.	3.625%	5/1/43	100	104
	McDonald's Corp.	4.600%	5/26/45	210	245
	McDonald's Corp.	4.875%	12/9/45	300	364
	McDonald's Corp.	4.450%	3/1/47	250	290
	McDonald's Corp.	4.450%	9/1/48	150	175
	McDonald's Corp.	3.625%	9/1/49	350	365
	McDonald's Corp.	4.200%	4/1/50	200	227
	Mohawk Industries Inc.	3.850%	2/1/23	100	105
	Mohawk Industries Inc.	3.625%	5/15/30	125	134
	NIKE Inc.	2.400%	3/27/25	225	237
	NIKE Inc.	2.375%	11/1/26	200	210
	NIKE Inc.	2.750%	3/27/27	200	213
	NIKE Inc.	2.850%	3/27/30	200	210
	NIKE Inc.	3.250%	3/27/40	200	209
	NIKE Inc.	3.625%	5/1/43	125	135
	NIKE Inc.	3.875%	11/1/45	225	256
	NIKE Inc.	3.375%	11/1/46	100	103
	NIKE Inc.	3.375%	3/27/50	300	315
[7]	Nordstrom Inc.	4.250%	8/1/31	200	200
	Nordstrom Inc.	5.000%	1/15/44	200	197
[3]	Northwestern University	4.643%	12/1/44	75	94
[3]	Northwestern University	2.640%	12/1/50	50	47
[3]	Northwestern University	3.662%	12/1/57	75	87
	NVR Inc.	3.950%	9/15/22	100	104
	NVR Inc.	3.000%	5/15/30	200	205
	O'Reilly Automotive Inc.	3.800%	9/1/22	100	104
	O'Reilly Automotive Inc.	3.850%	6/15/23	75	80
	O'Reilly Automotive Inc.	3.600%	9/1/27	325	355
	O'Reilly Automotive Inc.	1.750%	3/15/31	500	460
	President and Fellows of Harvard College	4.875%	10/15/40	225	293
	President and Fellows of Harvard College	3.150%	7/15/46	100	107
	PulteGroup Inc.	5.500%	3/1/26	200	233
	Pultegroup, Inc.	6.375%	5/15/33	300	381
	Ralph Lauren Corp.	1.700%	6/15/22	100	102
	Ralph Lauren Corp.	3.750%	9/15/25	50	55
	Ralph Lauren Corp.	2.950%	6/15/30	200	206

	Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
Rockefeller Foundation	2.492%	10/1/50	250	229
Ross Stores Inc.	4.600%	4/15/25	200	225
Ross Stores Inc.	1.875%	4/15/31	200	186
Sands China Ltd.	4.600%	8/8/23	400	428
Sands China Ltd.	5.125%	8/8/25	400	448
Sands China Ltd.	3.800%	1/8/26	200	212
Sands China Ltd.	5.400%	8/8/28	300	343
Sands China Ltd.	4.375%	6/18/30	200	212
Starbucks Corp.	1.300%	5/7/22	100	101
Starbucks Corp.	2.700%	6/15/22	75	77
Starbucks Corp.	3.100%	3/1/23	375	393
Starbucks Corp.	3.850%	10/1/23	100	108
Starbucks Corp.	2.450%	6/15/26	200	209
Starbucks Corp.	3.500%	3/1/28	100	108
Starbucks Corp.	4.000%	11/15/28	200	224
Starbucks Corp.	3.550%	8/15/29	200	217
Starbucks Corp.	2.250%	3/12/30	450	441
Starbucks Corp.	2.550%	11/15/30	300	301
Starbucks Corp.	4.300%	6/15/45	50	55
Starbucks Corp.	3.750%	12/1/47	125	129
Starbucks Corp.	4.500%	11/15/48	200	234
Starbucks Corp.	3.350%	3/12/50	100	98
Starbucks Corp.	3.500%	11/15/50	300	300
Steelcase Inc.	5.125%	1/18/29	125	146
Stellantis NV	5.250%	4/15/23	300	325
Tapestry Inc.	3.000%	7/15/22	125	128
Tapestry Inc.	4.250%	4/1/25	97	105
Tapestry Inc.	4.125%	7/15/27	100	108
TJX Cos. Inc.	2.500%	5/15/23	100	104
TJX Cos. Inc.	3.500%	4/15/25	150	163
TJX Cos. Inc.	2.250%	9/15/26	350	364
TJX Cos. Inc.	3.750%	4/15/27	450	500
TJX Cos. Inc.	1.600%	5/15/31	500	466
Toyota Motor Corp.	3.419%	7/20/23	150	160
Toyota Motor Corp.	2.358%	7/2/24	100	105
Toyota Motor Corp.	2.760%	7/2/29	100	104
Toyota Motor Credit Corp.	2.650%	4/12/22	500	512
Toyota Motor Credit Corp.	1.150%	5/26/22	1,100	1,112
Toyota Motor Credit Corp.	2.150%	9/8/22	200	205
Toyota Motor Credit Corp.	2.625%	1/10/23	100	104
Toyota Motor Credit Corp.	0.500%	8/14/23	500	501
Toyota Motor Credit Corp.	1.350%	8/25/23	200	204
Toyota Motor Credit Corp.	2.250%	10/18/23	300	313
Toyota Motor Credit Corp.	2.900%	4/17/24	125	133
Toyota Motor Credit Corp.	1.800%	2/13/25	250	256
Toyota Motor Credit Corp.	3.400%	4/14/25	125	136
Toyota Motor Credit Corp.	0.800%	1/9/26	500	490
Toyota Motor Credit Corp.	3.200%	1/11/27	200	217
Toyota Motor Credit Corp.	1.150%	8/13/27	500	484
Toyota Motor Credit Corp.	3.050%	1/11/28	100	107
Toyota Motor Credit Corp.	3.650%	1/8/29	100	111
Toyota Motor Credit Corp.	2.150%	2/13/30	150	149
Toyota Motor Credit Corp.	3.375%	4/1/30	400	433
Tractor Supply Co.	1.750%	11/1/30	200	185
Trustees of Boston College	3.129%	7/1/52	100	100
Trustees of Princeton University	5.700%	3/1/39	150	211
Trustees of Princeton University	2.516%	7/1/50	150	140

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	Trustees of the University of Pennsylvania	2.396%	10/1/50	200	183
[3]	University of Chicago	2.547%	4/1/50	500	454
	University of Chicago	3.000%	10/1/52	50	49
[3]	University of Chicago	4.003%	10/1/53	100	115
[3]	University of Notre Dame du Lac	3.438%	2/15/45	100	111
	University of Notre Dame du Lac	3.394%	2/15/48	125	137
	University of Pennsylvania	4.674%	9/1/12	50	63
[3]	University of Southern California	3.028%	10/1/39	100	106
[3]	University of Southern California	3.841%	10/1/47	200	228
	University of Southern California	5.250%	10/1/11	100	139
	VF Corp.	2.050%	4/23/22	200	203
	VF Corp.	2.400%	4/23/25	200	208
	VF Corp.	2.950%	4/23/30	200	207
	Whirlpool Corp.	4.700%	6/1/22	100	105
	Whirlpool Corp.	4.000%	3/1/24	50	55
	Whirlpool Corp.	3.700%	5/1/25	75	82
	Whirlpool Corp.	4.750%	2/26/29	150	173
	Whirlpool Corp.	4.500%	6/1/46	100	111
	Whirlpool Corp.	4.600%	5/15/50	75	86
[3]	William Marsh Rice University	3.574%	5/15/45	150	169
	Yale University	0.873%	4/15/25	100	100
	Yale University	1.482%	4/15/30	100	96
	Yale University	2.402%	4/15/50	100	92
					81,593
Consumer Staples (2.0%)
	Ahold Finance USA LLC	6.875%	5/1/29	100	133
	Altria Group Inc.	2.850%	8/9/22	375	387
	Altria Group Inc.	4.000%	1/31/24	250	271
	Altria Group Inc.	2.350%	5/6/25	150	155
	Altria Group Inc.	4.400%	2/14/26	997	1,121
	Altria Group Inc.	2.625%	9/16/26	75	78
	Altria Group Inc.	4.800%	2/14/29	575	660
	Altria Group Inc.	5.800%	2/14/39	120	146
	Altria Group Inc.	3.400%	2/4/41	500	463
	Altria Group Inc.	4.250%	8/9/42	275	279
	Altria Group Inc.	4.500%	5/2/43	125	131
	Altria Group Inc.	5.375%	1/31/44	350	409
	Altria Group Inc.	3.875%	9/16/46	425	413
	Altria Group Inc.	5.950%	2/14/49	500	622
	Altria Group Inc.	4.450%	5/6/50	200	206
	Altria Group Inc.	3.700%	2/4/51	500	459
	Altria Group Inc.	6.200%	2/14/59	70	86
	Anheuser-Busch Cos LLC / Anheuser-Busch InBev Worldwide Inc.	3.650%	2/1/26	1,045	1,145
	Anheuser-Busch Cos. LLC / Anheuser-Busch InBev Worldwide Inc.	4.700%	2/1/36	1,195	1,399
	Anheuser-Busch Cos. LLC / Anheuser-Busch InBev Worldwide Inc.	4.900%	2/1/46	2,310	2,745
	Anheuser-Busch InBev Finance Inc.	4.700%	2/1/36	100	117
	Anheuser-Busch InBev Finance Inc.	4.000%	1/17/43	300	313
	Anheuser-Busch InBev Finance Inc.	4.625%	2/1/44	200	226
	Anheuser-Busch InBev Finance Inc.	4.900%	2/1/46	475	558
	Anheuser-Busch InBev Worldwide Inc.	4.150%	1/23/25	882	980
	Anheuser-Busch InBev Worldwide Inc.	4.000%	4/13/28	500	556
	Anheuser-Busch InBev Worldwide Inc.	4.750%	1/23/29	1,265	1,478
	Anheuser-Busch InBev Worldwide Inc.	4.375%	4/15/38	275	308
	Anheuser-Busch InBev Worldwide Inc.	8.200%	1/15/39	150	237

	Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
Anheuser-Busch InBev Worldwide Inc.	5.450%	1/23/39	125	156
Anheuser-Busch InBev Worldwide Inc.	4.950%	1/15/42	325	391
Anheuser-Busch InBev Worldwide Inc.	3.750%	7/15/42	325	335
Anheuser-Busch InBev Worldwide Inc.	4.600%	4/15/48	700	801
Anheuser-Busch InBev Worldwide Inc.	4.439%	10/6/48	601	674
Anheuser-Busch InBev Worldwide Inc.	5.550%	1/23/49	600	774
Anheuser-Busch InBev Worldwide Inc.	4.500%	6/1/50	500	569
Anheuser-Busch InBev Worldwide Inc.	4.750%	4/15/58	350	404
Anheuser-Busch InBev Worldwide Inc.	5.800%	1/23/59	155	210
Anheuser-Busch InBev Worldwide Inc.	4.600%	6/1/60	375	424
Archer-Daniels-Midland Co.	2.750%	3/27/25	100	106
Archer-Daniels-Midland Co.	2.500%	8/11/26	200	211
Archer-Daniels-Midland Co.	3.250%	3/27/30	200	214
Archer-Daniels-Midland Co.	5.935%	10/1/32	80	107
Archer-Daniels-Midland Co.	5.375%	9/15/35	95	125
Archer-Daniels-Midland Co.	3.750%	9/15/47	50	55
Archer-Daniels-Midland Co.	4.500%	3/15/49	125	159
BAT Capital Corp.	2.764%	8/15/22	325	334
BAT Capital Corp.	3.222%	8/15/24	650	690
BAT Capital Corp.	3.215%	9/6/26	200	211
BAT Capital Corp.	3.557%	8/15/27	675	718
BAT Capital Corp.	2.259%	3/25/28	500	492
BAT Capital Corp.	2.726%	3/25/31	500	484
BAT Capital Corp.	4.390%	8/15/37	525	552
BAT Capital Corp.	4.540%	8/15/47	575	577
BAT Capital Corp.	4.758%	9/6/49	250	253
BAT Capital Corp.	3.984%	9/25/50	500	469
BAT International Finance plc	1.668%	3/25/26	500	492
Beam Suntory Inc.	3.250%	5/15/22	50	51
Brown-Forman Corp.	3.500%	4/15/25	81	88
Brown-Forman Corp.	4.500%	7/15/45	100	121
Bunge Ltd. Finance Corp.	3.000%	9/25/22	250	258
Bunge Ltd. Finance Corp.	4.350%	3/15/24	125	137
Bunge Ltd. Finance Corp.	3.750%	9/25/27	200	219
Campbell Soup Co.	3.650%	3/15/23	65	69
Campbell Soup Co.	3.950%	3/15/25	200	220
Campbell Soup Co.	3.300%	3/19/25	125	134
Campbell Soup Co.	4.150%	3/15/28	175	196
Campbell Soup Co.	2.375%	4/24/30	150	146
Campbell Soup Co.	4.800%	3/15/48	135	157
Campbell Soup Co.	3.125%	4/24/50	100	93
Church & Dwight Co. Inc.	2.450%	8/1/22	25	26
Church & Dwight Co. Inc.	3.150%	8/1/27	100	108
Church & Dwight Co. Inc.	3.950%	8/1/47	75	82
Clorox Co.	3.050%	9/15/22	100	103
Clorox Co.	3.500%	12/15/24	175	191
Clorox Co.	3.100%	10/1/27	50	54
Clorox Co.	3.900%	5/15/28	50	56
Clorox Co.	1.800%	5/15/30	50	48
Coca-Cola Co.	3.200%	11/1/23	225	241
Coca-Cola Co.	1.750%	9/6/24	100	104
Coca-Cola Co.	2.950%	3/25/25	220	237
Coca-Cola Co.	2.875%	10/27/25	300	324
Coca-Cola Co.	2.550%	6/1/26	100	106
Coca-Cola Co.	2.250%	9/1/26	410	431
Coca-Cola Co.	3.375%	3/25/27	200	221
Coca-Cola Co.	2.900%	5/25/27	50	54
Coca-Cola Co.	1.000%	3/15/28	500	474

	Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
Coca-Cola Co.	2.125%	9/6/29	125	125
Coca-Cola Co.	3.450%	3/25/30	250	275
Coca-Cola Co.	1.375%	3/15/31	500	463
Coca-Cola Co.	4.125%	3/25/40	100	115
Coca-Cola Co.	2.500%	6/1/40	200	187
Coca-Cola Co.	4.200%	3/25/50	175	205
Coca-Cola Co.	2.600%	6/1/50	300	269
Coca-Cola Co.	2.750%	6/1/60	325	293
Coca-Cola Consolidated Inc.	3.800%	11/25/25	125	137
Coca-Cola Femsa SAB de CV	2.750%	1/22/30	200	201
Coca-Cola Femsa SAB de CV	5.250%	11/26/43	150	188
Colgate-Palmolive Co.	2.250%	11/15/22	75	77
Colgate-Palmolive Co.	2.100%	5/1/23	280	290
Colgate-Palmolive Co.	3.250%	3/15/24	100	108
Colgate-Palmolive Co.	4.000%	8/15/45	150	177
Colgate-Palmolive Co.	3.700%	8/1/47	100	113
Conagra Brands Inc.	3.250%	9/15/22	75	78
Conagra Brands Inc.	3.200%	1/25/23	79	82
Conagra Brands Inc.	4.300%	5/1/24	200	220
Conagra Brands Inc.	4.600%	11/1/25	150	170
Conagra Brands Inc.	1.375%	11/1/27	200	193
Conagra Brands Inc.	7.000%	10/1/28	75	96
Conagra Brands Inc.	4.850%	11/1/28	250	291
Conagra Brands Inc.	8.250%	9/15/30	50	71
Conagra Brands Inc.	5.300%	11/1/38	200	247
Conagra Brands Inc.	5.400%	11/1/48	200	254
Constellation Brands Inc.	2.650%	11/7/22	250	258
Constellation Brands Inc.	3.200%	2/15/23	250	262
Constellation Brands Inc.	4.250%	5/1/23	200	214
Constellation Brands Inc.	4.750%	11/15/24	175	198
Constellation Brands Inc.	4.400%	11/15/25	100	113
Constellation Brands Inc.	3.700%	12/6/26	100	110
Constellation Brands Inc.	3.500%	5/9/27	150	163
Constellation Brands Inc.	3.600%	2/15/28	175	190
Constellation Brands Inc.	4.650%	11/15/28	75	86
Constellation Brands Inc.	3.150%	8/1/29	225	236
Constellation Brands Inc.	2.875%	5/1/30	356	362
Constellation Brands Inc.	4.100%	2/15/48	100	108
Constellation Brands Inc.	5.250%	11/15/48	225	284
Constellation Brands Inc.	3.750%	5/1/50	125	129
Costco Wholesale Corp.	2.300%	5/18/22	150	153
Costco Wholesale Corp.	2.750%	5/18/24	275	294
Costco Wholesale Corp.	3.000%	5/18/27	100	109
Costco Wholesale Corp.	1.375%	6/20/27	250	248
Costco Wholesale Corp.	1.600%	4/20/30	400	383
Costco Wholesale Corp.	1.750%	4/20/32	200	190
Delhaize America LLC	9.000%	4/15/31	100	152
Diageo Capital plc	2.625%	4/29/23	500	521
Diageo Capital plc	2.125%	10/24/24	200	209
Diageo Capital plc	1.375%	9/29/25	200	201
Diageo Capital plc	2.375%	10/24/29	200	201
Diageo Capital plc	2.000%	4/29/30	200	195
Diageo Capital plc	2.125%	4/29/32	200	193
Diageo Capital plc	5.875%	9/30/36	50	68
Diageo Capital plc	3.875%	4/29/43	100	113
Diageo Investment Corp.	2.875%	5/11/22	300	309
Diageo Investment Corp.	4.250%	5/11/42	150	175
Dollar General Corp.	3.250%	4/15/23	150	157

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	Dollar General Corp.	4.150%	11/1/25	105	117
	Dollar General Corp.	3.875%	4/15/27	150	166
	Dollar General Corp.	4.125%	5/1/28	150	168
	Dollar General Corp.	3.500%	4/3/30	100	107
	Dollar General Corp.	4.125%	4/3/50	200	219
	Dollar Tree Inc.	3.700%	5/15/23	100	106
	Dollar Tree Inc.	4.000%	5/15/25	200	221
	Dollar Tree Inc.	4.200%	5/15/28	300	336
	Estee Lauder Cos. Inc.	3.150%	3/15/27	150	162
	Estee Lauder Cos. Inc.	2.375%	12/1/29	125	126
	Estee Lauder Cos. Inc.	6.000%	5/15/37	75	102
	Estee Lauder Cos. Inc.	4.375%	6/15/45	100	118
	Estee Lauder Cos. Inc.	4.150%	3/15/47	100	116
	Estee Lauder Cos. Inc.	3.125%	12/1/49	125	126
	Flowers Foods Inc.	4.375%	4/1/22	50	51
	Flowers Foods Inc.	3.500%	10/1/26	75	81
	Fomento Economico Mexicano SAB de CV	4.375%	5/10/43	100	113
	Fomento Economico Mexicano SAB de CV	3.500%	1/16/50	600	592
	General Mills Inc.	2.600%	10/12/22	250	258
	General Mills Inc.	3.700%	10/17/23	575	617
	General Mills Inc.	3.650%	2/15/24	100	108
	General Mills Inc.	4.200%	4/17/28	225	254
	General Mills Inc.	2.875%	4/15/30	150	155
[7]	General Mills Inc.	3.000%	2/1/51	500	468
	Hershey Co.	2.625%	5/1/23	100	104
	Hershey Co.	3.375%	5/15/23	150	159
	Hershey Co.	2.050%	11/15/24	55	58
	Hershey Co.	3.200%	8/21/25	65	70
	Hershey Co.	2.300%	8/15/26	100	105
	Hershey Co.	2.450%	11/15/29	130	134
	Hershey Co.	1.700%	6/1/30	30	29
	Hershey Co.	3.125%	11/15/49	150	148
	Hershey Co.	2.650%	6/1/50	100	90
	Hormel Foods Corp.	1.800%	6/11/30	200	192
	Ingredion Inc.	3.200%	10/1/26	100	108
	Ingredion Inc.	2.900%	6/1/30	175	179
	Ingredion Inc.	3.900%	6/1/50	100	106
	JM Smucker Co.	3.500%	3/15/25	175	190
	JM Smucker Co.	3.375%	12/15/27	150	163
	JM Smucker Co.	2.375%	3/15/30	100	99
	JM Smucker Co.	4.250%	3/15/35	100	112
	JM Smucker Co.	4.375%	3/15/45	125	140
	JM Smucker Co.	3.550%	3/15/50	50	51
	Kellogg Co.	2.650%	12/1/23	126	132
	Kellogg Co.	3.250%	4/1/26	125	135
	Kellogg Co.	3.400%	11/15/27	125	136
	Kellogg Co.	4.300%	5/15/28	100	113
	Kellogg Co.	2.100%	6/1/30	100	97
	Kellogg Co.	7.450%	4/1/31	125	176
	Kellogg Co.	4.500%	4/1/46	210	242
	Keurig Dr Pepper Inc.	4.057%	5/25/23	187	200
	Keurig Dr Pepper Inc.	3.130%	12/15/23	100	106
	Keurig Dr Pepper Inc.	4.417%	5/25/25	275	308
	Keurig Dr Pepper Inc.	3.400%	11/15/25	100	109
	Keurig Dr Pepper Inc.	2.550%	9/15/26	75	79
	Keurig Dr Pepper Inc.	3.430%	6/15/27	100	109

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	Keurig Dr Pepper Inc.	4.597%	5/25/28	395	455
	Keurig Dr Pepper Inc.	3.200%	5/1/30	150	159
	Keurig Dr Pepper Inc.	2.250%	3/15/31	250	245
	Keurig Dr Pepper Inc.	7.450%	5/1/38	16	23
	Keurig Dr Pepper Inc.	4.985%	5/25/38	100	123
	Keurig Dr Pepper Inc.	4.500%	11/15/45	200	229
	Keurig Dr Pepper Inc.	4.420%	12/15/46	125	143
	Keurig Dr Pepper Inc.	3.800%	5/1/50	150	159
	Kimberly-Clark Corp.	3.050%	8/15/25	50	54
	Kimberly-Clark Corp.	2.750%	2/15/26	100	107
	Kimberly-Clark Corp.	1.050%	9/15/27	500	484
	Kimberly-Clark Corp.	3.950%	11/1/28	50	56
	Kimberly-Clark Corp.	3.200%	4/25/29	150	161
	Kimberly-Clark Corp.	3.100%	3/26/30	155	167
	Kimberly-Clark Corp.	6.625%	8/1/37	250	372
	Kimberly-Clark Corp.	5.300%	3/1/41	25	32
	Kimberly-Clark Corp.	3.200%	7/30/46	175	181
	Koninklijke Ahold Delhaize NV	5.700%	10/1/40	37	48
	Kroger Co.	3.400%	4/15/22	75	77
	Kroger Co.	2.800%	8/1/22	100	103
	Kroger Co.	4.000%	2/1/24	100	109
	Kroger Co.	3.500%	2/1/26	160	175
	Kroger Co.	2.650%	10/15/26	140	148
	Kroger Co.	3.700%	8/1/27	100	111
	Kroger Co.	7.700%	6/1/29	50	68
	Kroger Co.	8.000%	9/15/29	125	171
	Kroger Co.	2.200%	5/1/30	100	98
	Kroger Co.	1.700%	1/15/31	250	233
	Kroger Co.	7.500%	4/1/31	100	137
	Kroger Co.	5.400%	7/15/40	50	62
	Kroger Co.	5.000%	4/15/42	125	150
	Kroger Co.	5.150%	8/1/43	100	123
	Kroger Co.	3.875%	10/15/46	100	104
	Kroger Co.	4.450%	2/1/47	225	254
	Kroger Co.	4.650%	1/15/48	75	87
	Kroger Co.	5.400%	1/15/49	25	32
	Kroger Co.	3.950%	1/15/50	175	189
	McCormick & Co. Inc.	3.900%	7/15/21	50	50
	McCormick & Co. Inc.	3.150%	8/15/24	150	160
	McCormick & Co. Inc.	3.400%	8/15/27	150	162
	McCormick & Co. Inc.	2.500%	4/15/30	250	250
	McCormick & Co. Inc.	1.850%	2/15/31	250	235
	Mead Johnson Nutrition Co.	4.125%	11/15/25	355	398
	Mead Johnson Nutrition Co.	5.900%	11/1/39	100	134
	Mead Johnson Nutrition Co.	4.600%	6/1/44	150	179
	Molson Coors Beverage Co.	3.500%	5/1/22	25	26
	Molson Coors Beverage Co.	3.000%	7/15/26	375	399
	Molson Coors Beverage Co.	5.000%	5/1/42	200	229
	Molson Coors Beverage Co.	4.200%	7/15/46	375	388
[7]	Mondelez International Holdings Netherlands BV	2.125%	9/19/22	200	205
	Mondelez International Inc.	0.625%	7/1/22	200	201
	Mondelez International Inc.	1.500%	5/4/25	100	101
	Mondelez International Inc.	2.750%	4/13/30	250	255
	Mondelez International Inc.	1.875%	10/15/32	500	463
	Mondelez International Inc.	2.625%	9/4/50	250	215
	PepsiCo Inc.	2.250%	5/2/22	150	153
	PepsiCo Inc.	0.750%	5/1/23	125	126

	Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
PepsiCo Inc.	3.600%	3/1/24	700	760
PepsiCo Inc.	2.250%	3/19/25	265	278
PepsiCo Inc.	2.750%	4/30/25	200	213
PepsiCo Inc.	3.500%	7/17/25	452	495
PepsiCo Inc.	2.375%	10/6/26	225	238
PepsiCo Inc.	2.625%	3/19/27	100	106
PepsiCo Inc.	3.000%	10/15/27	325	352
PepsiCo Inc.	2.625%	7/29/29	200	209
PepsiCo Inc.	2.750%	3/19/30	345	357
PepsiCo Inc.	1.625%	5/1/30	200	190
PepsiCo Inc.	1.400%	2/25/31	500	465
PepsiCo Inc.	3.500%	3/19/40	175	188
PepsiCo Inc.	4.000%	3/5/42	175	198
PepsiCo Inc.	3.600%	8/13/42	100	107
PepsiCo Inc.	4.250%	10/22/44	225	260
PepsiCo Inc.	4.600%	7/17/45	75	92
PepsiCo Inc.	4.450%	4/14/46	500	601
PepsiCo Inc.	3.450%	10/6/46	300	317
PepsiCo Inc.	4.000%	5/2/47	100	112
PepsiCo Inc.	3.375%	7/29/49	490	503
PepsiCo Inc.	2.875%	10/15/49	325	315
PepsiCo Inc.	3.875%	3/19/60	150	169
Philip Morris International Inc.	2.500%	11/2/22	300	310
Philip Morris International Inc.	2.625%	3/6/23	100	104
Philip Morris International Inc.	1.125%	5/1/23	125	127
Philip Morris International Inc.	2.125%	5/10/23	95	98
Philip Morris International Inc.	3.600%	11/15/23	500	539
Philip Morris International Inc.	2.875%	5/1/24	220	233
Philip Morris International Inc.	3.250%	11/10/24	250	271
Philip Morris International Inc.	3.375%	8/11/25	150	163
Philip Morris International Inc.	2.750%	2/25/26	305	323
Philip Morris International Inc.	3.125%	3/2/28	100	106
Philip Morris International Inc.	3.375%	8/15/29	250	269
Philip Morris International Inc.	2.100%	5/1/30	150	145
Philip Morris International Inc.	1.750%	11/1/30	500	467
Philip Morris International Inc.	6.375%	5/16/38	200	274
Philip Morris International Inc.	4.375%	11/15/41	500	567
Philip Morris International Inc.	4.500%	3/20/42	125	142
Philip Morris International Inc.	3.875%	8/21/42	25	26
Philip Morris International Inc.	4.875%	11/15/43	155	185
Philip Morris International Inc.	4.250%	11/10/44	200	222
Procter & Gamble Co.	0.550%	10/29/25	300	295
Procter & Gamble Co.	2.800%	3/25/27	500	537
Procter & Gamble Co.	3.000%	3/25/30	500	536
Procter & Gamble Co.	1.200%	10/29/30	300	277
Procter & Gamble Co.	5.550%	3/5/37	150	206
Procter & Gamble Co.	3.550%	3/25/40	188	208
Procter & Gamble Co.	3.500%	10/25/47	169	187
Procter & Gamble Co.	3.600%	3/25/50	173	197
Reynolds American Inc.	4.450%	6/12/25	525	582
Reynolds American Inc.	5.700%	8/15/35	175	208
Reynolds American Inc.	7.250%	6/15/37	100	129
Reynolds American Inc.	6.150%	9/15/43	75	90
Reynolds American Inc.	5.850%	8/15/45	450	531
Sysco Corp.	2.600%	6/12/22	125	128
Sysco Corp.	3.750%	10/1/25	75	82
Sysco Corp.	3.300%	7/15/26	250	269
Sysco Corp.	3.250%	7/15/27	175	188

	Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
Sysco Corp.	2.400%	2/15/30	100	99
Sysco Corp.	5.950%	4/1/30	250	312
Sysco Corp.	6.600%	4/1/40	175	244
Sysco Corp.	4.850%	10/1/45	50	58
Sysco Corp.	4.500%	4/1/46	200	225
Sysco Corp.	4.450%	3/15/48	100	110
Sysco Corp.	3.300%	2/15/50	105	98
Sysco Corp.	6.600%	4/1/50	250	361
Target Corp.	3.500%	7/1/24	325	355
Target Corp.	2.250%	4/15/25	200	210
Target Corp.	2.500%	4/15/26	175	186
Target Corp.	3.375%	4/15/29	200	218
Target Corp.	2.650%	9/15/30	250	259
Target Corp.	6.500%	10/15/37	103	151
Target Corp.	7.000%	1/15/38	125	192
Target Corp.	3.900%	11/15/47	300	344
Tyson Foods Inc.	4.500%	6/15/22	275	286
Tyson Foods Inc.	3.950%	8/15/24	600	655
Tyson Foods Inc.	4.000%	3/1/26	100	111
Tyson Foods Inc.	3.550%	6/2/27	275	299
Tyson Foods Inc.	4.350%	3/1/29	280	319
Tyson Foods Inc.	4.875%	8/15/34	100	119
Tyson Foods Inc.	5.150%	8/15/44	200	247
Tyson Foods Inc.	4.550%	6/2/47	150	174
Tyson Foods Inc.	5.100%	9/28/48	275	345
Unilever Capital Corp.	3.250%	3/7/24	250	269
Unilever Capital Corp.	2.600%	5/5/24	450	476
Unilever Capital Corp.	3.375%	3/22/25	100	108
Unilever Capital Corp.	3.100%	7/30/25	225	244
Unilever Capital Corp.	2.000%	7/28/26	125	129
Unilever Capital Corp.	1.375%	9/14/30	300	281
Unilever Capital Corp.	5.900%	11/15/32	200	269
Walgreen Co.	3.100%	9/15/22	250	259
Walgreen Co.	4.400%	9/15/42	195	205
Walgreens Boots Alliance Inc.	3.800%	11/18/24	375	408
Walgreens Boots Alliance Inc.	3.450%	6/1/26	325	351
Walgreens Boots Alliance Inc.	3.200%	4/15/30	150	155
Walgreens Boots Alliance Inc.	4.500%	11/18/34	125	139
Walgreens Boots Alliance Inc.	4.800%	11/18/44	275	305
Walgreens Boots Alliance Inc.	4.650%	6/1/46	115	123
Walgreens Boots Alliance Inc.	4.100%	4/15/50	150	152
Walmart Inc.	2.350%	12/15/22	800	827
Walmart Inc.	2.550%	4/11/23	150	156
Walmart Inc.	3.400%	6/26/23	250	266
Walmart Inc.	3.300%	4/22/24	250	269
Walmart Inc.	2.850%	7/8/24	275	295
Walmart Inc.	2.650%	12/15/24	200	214
Walmart Inc.	3.550%	6/26/25	309	341
Walmart Inc.	3.050%	7/8/26	250	272
Walmart Inc.	5.875%	4/5/27	405	501
Walmart Inc.	3.700%	6/26/28	450	506
Walmart Inc.	3.250%	7/8/29	300	328
Walmart Inc.	2.375%	9/24/29	175	179
Walmart Inc.	7.550%	2/15/30	105	150
Walmart Inc.	5.250%	9/1/35	385	504
Walmart Inc.	6.200%	4/15/38	315	452
Walmart Inc.	3.950%	6/28/38	275	317
Walmart Inc.	5.000%	10/25/40	100	129

	Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
Walmart Inc.	4.000%	4/11/43	274	316
Walmart Inc.	4.300%	4/22/44	361	432
Walmart Inc.	3.625%	12/15/47	265	287
Walmart Inc.	4.050%	6/29/48	500	591
Walmart Inc.	2.950%	9/24/49	400	390
				95,668
Energy (2.4%)
Baker Hughes a GE Co. LLC / Baker Hughes Co-Obligor Inc.	2.773%	12/15/22	425	441
Baker Hughes a GE Co. LLC / Baker Hughes Co-Obligor Inc.	3.337%	12/15/27	200	214
Baker Hughes a GE Co. LLC / Baker Hughes Co-Obligor Inc.	3.138%	11/7/29	250	261
Baker Hughes a GE Co. LLC / Baker Hughes Co-Obligor Inc.	4.486%	5/1/30	200	228
Baker Hughes a GE Co. LLC / Baker Hughes Co-Obligor Inc.	5.125%	9/15/40	175	213
Baker Hughes a GE Co. LLC / Baker Hughes Co-Obligor Inc.	4.080%	12/15/47	275	292
Boardwalk Pipelines LP	3.375%	2/1/23	100	103
Boardwalk Pipelines LP	4.950%	12/15/24	150	168
Boardwalk Pipelines LP	5.950%	6/1/26	200	231
Boardwalk Pipelines LP	4.450%	7/15/27	100	110
BP Capital Markets America Inc.	3.245%	5/6/22	250	258
BP Capital Markets America Inc.	2.520%	9/19/22	50	51
BP Capital Markets America Inc.	2.937%	4/6/23	100	105
BP Capital Markets America Inc.	2.750%	5/10/23	300	314
BP Capital Markets America Inc.	3.216%	11/28/23	1,082	1,153
BP Capital Markets America Inc.	3.194%	4/6/25	230	247
BP Capital Markets America Inc.	3.410%	2/11/26	100	108
BP Capital Markets America Inc.	3.119%	5/4/26	550	592
BP Capital Markets America Inc.	3.017%	1/16/27	400	427
BP Capital Markets America Inc.	3.937%	9/21/28	175	194
BP Capital Markets America Inc.	4.234%	11/6/28	225	255
BP Capital Markets America Inc.	3.633%	4/6/30	350	381
BP Capital Markets America Inc.	3.000%	2/24/50	450	411
BP Capital Markets America Inc.	2.772%	11/10/50	500	436
BP Capital Markets America Inc.	2.939%	6/4/51	500	444
BP Capital Markets America Inc.	3.379%	2/8/61	200	186
BP Capital Markets plc	2.500%	11/6/22	450	465
BP Capital Markets plc	3.994%	9/26/23	200	217
BP Capital Markets plc	3.814%	2/10/24	400	435
BP Capital Markets plc	3.535%	11/4/24	68	74
BP Capital Markets plc	3.506%	3/17/25	200	218
BP Capital Markets plc	3.279%	9/19/27	200	216
BP Capital Markets plc	3.723%	11/28/28	175	193
Burlington Resources LLC	7.400%	12/1/31	175	247
Burlington Resources LLC	5.950%	10/15/36	200	265
Canadian Natural Resources Ltd.	2.950%	1/15/23	200	208
Canadian Natural Resources Ltd.	3.850%	6/1/27	500	541
Canadian Natural Resources Ltd.	2.950%	7/15/30	100	100
Canadian Natural Resources Ltd.	7.200%	1/15/32	150	199
Canadian Natural Resources Ltd.	6.450%	6/30/33	125	157
Canadian Natural Resources Ltd.	5.850%	2/1/35	100	121
Canadian Natural Resources Ltd.	6.500%	2/15/37	150	189
Canadian Natural Resources Ltd.	6.250%	3/15/38	300	382
Canadian Natural Resources Ltd.	4.950%	6/1/47	140	163
Cenovus Energy Inc.	3.800%	9/15/23	100	106

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	Cenovus Energy Inc.	5.375%	7/15/25	500	562
	Cenovus Energy Inc.	4.250%	4/15/27	200	217
	Cenovus Energy Inc.	5.250%	6/15/37	200	216
	Cenovus Energy Inc.	6.750%	11/15/39	300	376
	Cenovus Energy Inc.	5.400%	6/15/47	200	223
	Cheniere Corpus Christi Holdings LLC	7.000%	6/30/24	200	230
	Cheniere Corpus Christi Holdings LLC	5.875%	3/31/25	225	256
	Cheniere Corpus Christi Holdings LLC	5.125%	6/30/27	525	602
	Cheniere Corpus Christi Holdings LLC	3.700%	11/15/29	300	314
	Chevron Corp.	2.355%	12/5/22	1,130	1,163
	Chevron Corp.	1.141%	5/11/23	300	305
	Chevron Corp.	3.191%	6/24/23	225	237
	Chevron Corp.	1.554%	5/11/25	600	611
	Chevron Corp.	2.236%	5/11/30	500	496
	Chevron Corp.	2.978%	5/11/40	100	99
	Chevron USA Inc.	0.333%	8/12/22	500	500
	Chevron USA Inc.	1.018%	8/12/27	500	480
	Chevron USA Inc.	3.850%	1/15/28	100	111
	Chevron USA Inc.	3.250%	10/15/29	200	215
	Chevron USA Inc.	6.000%	3/1/41	100	139
	Chevron USA Inc.	5.250%	11/15/43	175	226
	Chevron USA Inc.	5.050%	11/15/44	250	316
	Chevron USA Inc.	4.950%	8/15/47	100	125
	Chevron USA Inc.	4.200%	10/15/49	155	176
	Chevron USA Inc.	2.343%	8/12/50	400	334
	Cimarex Energy Co.	4.375%	6/1/24	200	218
	Cimarex Energy Co.	3.900%	5/15/27	200	217
	Columbia Pipeline Group Inc.	4.500%	6/1/25	300	336
	Columbia Pipeline Group Inc.	5.800%	6/1/45	100	123
[7]	ConocoPhillips	3.750%	10/1/27	400	442
[7]	ConocoPhillips	4.300%	8/15/28	100	113
[7]	ConocoPhillips	2.400%	2/15/31	500	491
	ConocoPhillips	5.900%	10/15/32	450	586
	ConocoPhillips	5.900%	5/15/38	450	601
	ConocoPhillips	6.500%	2/1/39	200	284
[7]	ConocoPhillips	4.875%	10/1/47	200	242
	ConocoPhillips Co.	6.950%	4/15/29	350	465
	ConocoPhillips Co.	4.300%	11/15/44	275	314
	Devon Energy Corp.	5.850%	12/15/25	100	117
	Devon Energy Corp.	7.875%	9/30/31	160	217
	Devon Energy Corp.	7.950%	4/15/32	163	219
	Devon Energy Corp.	5.600%	7/15/41	375	433
	Devon Energy Corp.	5.000%	6/15/45	150	164
	Diamondback Energy Inc.	0.900%	3/24/23	200	200
	Diamondback Energy Inc.	3.250%	12/1/26	500	526
	Diamondback Energy Inc.	3.500%	12/1/29	500	518
	Diamondback Energy Inc.	3.125%	3/24/31	200	199
	Diamondback Energy Inc.	4.400%	3/24/51	200	204
	Ecopetrol SA	5.875%	9/18/23	225	248
	Ecopetrol SA	4.125%	1/16/25	200	214
	Ecopetrol SA	5.375%	6/26/26	750	837
	Ecopetrol SA	6.875%	4/29/30	400	484
	Ecopetrol SA	7.375%	9/18/43	100	122
	Ecopetrol SA	5.875%	5/28/45	400	422
	Enable Midstream Partners LP	3.900%	5/15/24	150	160
	Enable Midstream Partners LP	4.400%	3/15/27	150	162
	Enable Midstream Partners LP	4.950%	5/15/28	200	221
	Enable Midstream Partners LP	4.150%	9/15/29	200	207

	Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
Enable Midstream Partners LP	5.000%	5/15/44	100	96
Enbridge Energy Partners LP	5.875%	10/15/25	150	177
Enbridge Energy Partners LP	7.500%	4/15/38	150	204
Enbridge Energy Partners LP	5.500%	9/15/40	125	147
Enbridge Energy Partners LP	7.375%	10/15/45	125	178
Enbridge Inc.	2.900%	7/15/22	75	77
Enbridge Inc.	2.500%	1/15/25	100	104
Enbridge Inc.	3.700%	7/15/27	150	163
Enbridge Inc.	3.125%	11/15/29	200	208
Enbridge Inc.	4.500%	6/10/44	100	108
Enbridge Inc.	4.000%	11/15/49	100	101
Energy Transfer Operating LP	3.600%	2/1/23	450	467
Energy Transfer Operating LP	4.250%	3/15/23	400	422
Energy Transfer Operating LP	4.050%	3/15/25	1,000	1,077
Energy Transfer Operating LP	4.750%	1/15/26	500	554
Energy Transfer Operating LP	5.500%	6/1/27	300	346
Energy Transfer Operating LP	4.950%	6/15/28	350	390
Energy Transfer Operating LP	5.250%	4/15/29	425	483
Energy Transfer Operating LP	3.750%	5/15/30	450	463
Energy Transfer Operating LP	6.625%	10/15/36	150	183
Energy Transfer Operating LP	5.800%	6/15/38	150	170
Energy Transfer Operating LP	6.050%	6/1/41	100	112
Energy Transfer Operating LP	6.500%	2/1/42	275	328
Energy Transfer Operating LP	5.150%	3/15/45	150	155
Energy Transfer Operating LP	6.125%	12/15/45	200	229
Energy Transfer Operating LP	5.300%	4/15/47	200	208
Energy Transfer Operating LP	6.000%	6/15/48	300	344
Energy Transfer Operating LP	6.250%	4/15/49	320	377
Energy Transfer Operating LP	5.000%	5/15/50	500	518
Energy Transfer Partners LP / Regency Energy Finance Corp.	5.000%	10/1/22	200	210
Energy Transfer Partners LP / Regency Energy Finance Corp.	4.500%	11/1/23	100	108
Enterprise Products Operating LLC	3.350%	3/15/23	425	446
Enterprise Products Operating LLC	3.900%	2/15/24	175	189
Enterprise Products Operating LLC	3.750%	2/15/25	150	164
Enterprise Products Operating LLC	3.700%	2/15/26	150	165
Enterprise Products Operating LLC	3.950%	2/15/27	100	111
Enterprise Products Operating LLC	3.125%	7/31/29	550	577
Enterprise Products Operating LLC	2.800%	1/31/30	300	309
Enterprise Products Operating LLC	6.875%	3/1/33	175	233
Enterprise Products Operating LLC	7.550%	4/15/38	150	219
Enterprise Products Operating LLC	6.125%	10/15/39	300	393
Enterprise Products Operating LLC	5.950%	2/1/41	175	225
Enterprise Products Operating LLC	4.450%	2/15/43	300	329
Enterprise Products Operating LLC	4.850%	3/15/44	520	596
Enterprise Products Operating LLC	4.900%	5/15/46	425	491
Enterprise Products Operating LLC	4.250%	2/15/48	300	318
Enterprise Products Operating LLC	4.200%	1/31/50	350	372
Enterprise Products Operating LLC	3.700%	1/31/51	300	294
Enterprise Products Operating LLC	3.200%	2/15/52	500	456
Enterprise Products Operating LLC	3.950%	1/31/60	200	199
Enterprise Products Operating LLC	4.875%	8/16/77	100	94
Enterprise Products Operating LLC	5.250%	8/16/77	100	100
Enterprise Products Operating LLC	5.375%	2/15/78	200	199
EOG Resources Inc.	2.625%	3/15/23	450	467
EOG Resources Inc.	4.150%	1/15/26	150	168
EOG Resources Inc.	4.375%	4/15/30	255	293

	Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
EOG Resources Inc.	4.950%	4/15/50	200	245
Equinor ASA	2.450%	1/17/23	450	467
Equinor ASA	2.650%	1/15/24	375	396
Equinor ASA	3.700%	3/1/24	150	163
Equinor ASA	3.250%	11/10/24	150	163
Equinor ASA	1.750%	1/22/26	479	489
Equinor ASA	7.250%	9/23/27	250	329
Equinor ASA	3.625%	9/10/28	175	192
Equinor ASA	2.375%	5/22/30	200	199
Equinor ASA	5.100%	8/17/40	125	157
Equinor ASA	4.250%	11/23/41	175	197
Equinor ASA	3.950%	5/15/43	125	135
Equinor ASA	4.800%	11/8/43	175	212
Equinor ASA	3.250%	11/18/49	225	219
Equinor ASA	3.700%	4/6/50	405	430
Exxon Mobil Corp.	1.902%	8/16/22	300	306
Exxon Mobil Corp.	1.571%	4/15/23	950	972
Exxon Mobil Corp.	2.992%	3/19/25	950	1,017
Exxon Mobil Corp.	3.043%	3/1/26	300	323
Exxon Mobil Corp.	2.275%	8/16/26	200	208
Exxon Mobil Corp.	2.440%	8/16/29	250	254
Exxon Mobil Corp.	3.482%	3/19/30	375	406
Exxon Mobil Corp.	2.610%	10/15/30	650	661
Exxon Mobil Corp.	2.995%	8/16/39	300	291
Exxon Mobil Corp.	4.227%	3/19/40	400	448
Exxon Mobil Corp.	3.567%	3/6/45	235	239
Exxon Mobil Corp.	4.114%	3/1/46	400	439
Exxon Mobil Corp.	4.327%	3/19/50	825	941
Exxon Mobil Corp.	3.452%	4/15/51	600	603
Halliburton Co.	3.500%	8/1/23	112	119
Halliburton Co.	3.800%	11/15/25	22	24
Halliburton Co.	2.920%	3/1/30	300	299
Halliburton Co.	4.850%	11/15/35	200	225
Halliburton Co.	6.700%	9/15/38	345	449
Halliburton Co.	4.500%	11/15/41	100	104
Halliburton Co.	4.750%	8/1/43	150	159
Halliburton Co.	5.000%	11/15/45	500	557
Helmerich & Payne Inc.	4.650%	3/15/25	50	55
Hess Corp.	3.500%	7/15/24	100	105
Hess Corp.	4.300%	4/1/27	250	272
Hess Corp.	7.125%	3/15/33	100	128
Hess Corp.	5.600%	2/15/41	550	634
HollyFrontier Corp.	5.875%	4/1/26	200	226
Husky Energy Inc.	4.400%	4/15/29	250	268
Husky Energy Inc.	6.800%	9/15/37	50	60
Kinder Morgan Energy Partners LP	3.450%	2/15/23	25	26
Kinder Morgan Energy Partners LP	3.500%	9/1/23	250	265
Kinder Morgan Energy Partners LP	4.300%	5/1/24	625	683
Kinder Morgan Energy Partners LP	7.300%	8/15/33	275	369
Kinder Morgan Energy Partners LP	5.800%	3/15/35	50	61
Kinder Morgan Energy Partners LP	6.500%	2/1/37	250	316
Kinder Morgan Energy Partners LP	6.950%	1/15/38	50	67
Kinder Morgan Energy Partners LP	6.500%	9/1/39	200	256
Kinder Morgan Energy Partners LP	6.550%	9/15/40	250	325
Kinder Morgan Energy Partners LP	5.625%	9/1/41	50	58
Kinder Morgan Energy Partners LP	5.000%	8/15/42	25	28
Kinder Morgan Energy Partners LP	4.700%	11/1/42	475	509
Kinder Morgan Energy Partners LP	5.000%	3/1/43	75	84

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	Kinder Morgan Inc.	3.150%	1/15/23	200	209
	Kinder Morgan Inc.	4.300%	6/1/25	300	334
	Kinder Morgan Inc.	4.300%	3/1/28	500	558
	Kinder Morgan Inc.	7.800%	8/1/31	290	400
	Kinder Morgan Inc.	7.750%	1/15/32	265	371
	Kinder Morgan Inc.	5.300%	12/1/34	175	206
	Kinder Morgan Inc.	5.550%	6/1/45	200	239
	Kinder Morgan Inc.	5.050%	2/15/46	350	393
	Kinder Morgan Inc.	3.250%	8/1/50	400	353
	Kinder Morgan Inc.	3.600%	2/15/51	200	187
	Magellan Midstream Partners LP	3.250%	6/1/30	200	209
	Magellan Midstream Partners LP	5.150%	10/15/43	125	143
	Magellan Midstream Partners LP	4.250%	9/15/46	200	203
	Magellan Midstream Partners LP	4.200%	10/3/47	150	151
	Magellan Midstream Partners LP	4.850%	2/1/49	100	111
	Magellan Midstream Partners LP	3.950%	3/1/50	50	49
	Marathon Oil Corp.	2.800%	11/1/22	60	62
	Marathon Oil Corp.	3.850%	6/1/25	100	107
	Marathon Oil Corp.	4.400%	7/15/27	200	219
	Marathon Oil Corp.	6.800%	3/15/32	400	495
	Marathon Oil Corp.	5.200%	6/1/45	100	110
	Marathon Petroleum Corp.	4.750%	12/15/23	500	549
	Marathon Petroleum Corp.	4.700%	5/1/25	300	337
	Marathon Petroleum Corp.	5.125%	12/15/26	200	233
	Marathon Petroleum Corp.	6.500%	3/1/41	300	398
	Marathon Petroleum Corp.	4.500%	4/1/48	360	378
	MPLX LP	3.375%	3/15/23	100	105
	MPLX LP	4.500%	7/15/23	200	215
	MPLX LP	4.875%	12/1/24	513	573
	MPLX LP	4.875%	6/1/25	283	318
	MPLX LP	4.125%	3/1/27	300	333
	MPLX LP	4.250%	12/1/27	400	448
	MPLX LP	4.000%	3/15/28	400	440
	MPLX LP	2.650%	8/15/30	500	491
	MPLX LP	4.500%	4/15/38	400	436
	MPLX LP	5.200%	3/1/47	250	287
	MPLX LP	4.700%	4/15/48	275	297
	MPLX LP	5.500%	2/15/49	455	538
	NOV Inc.	3.600%	12/1/29	200	202
	NOV Inc.	3.950%	12/1/42	125	114
	ONEOK Inc.	7.500%	9/1/23	100	114
	ONEOK Inc.	2.750%	9/1/24	100	105
	ONEOK Inc.	2.200%	9/15/25	425	432
	ONEOK Inc.	4.550%	7/15/28	100	109
	ONEOK Inc.	4.350%	3/15/29	100	108
	ONEOK Inc.	3.400%	9/1/29	245	251
	ONEOK Inc.	3.100%	3/15/30	200	201
	ONEOK Inc.	4.950%	7/13/47	200	209
	ONEOK Inc.	4.450%	9/1/49	150	149
	ONEOK Inc.	4.500%	3/15/50	300	304
	ONEOK Partners LP	3.375%	10/1/22	400	413
	ONEOK Partners LP	6.650%	10/1/36	300	372
	ONEOK Partners LP	6.850%	10/15/37	300	378
	ONEOK Partners LP	6.125%	2/1/41	150	175
[3]	Petroleos Mexicanos	2.378%	4/15/25	23	23
	Phillips 66	4.300%	4/1/22	275	285
	Phillips 66	3.700%	4/6/23	100	106
	Phillips 66	3.850%	4/9/25	300	328

	Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
Phillips 66	3.900%	3/15/28	300	329
Phillips 66	2.150%	12/15/30	100	95
Phillips 66	4.650%	11/15/34	500	571
Phillips 66	4.875%	11/15/44	500	589
Phillips 66 Partners LP	2.450%	12/15/24	50	52
Phillips 66 Partners LP	3.605%	2/15/25	250	268
Phillips 66 Partners LP	3.750%	3/1/28	50	53
Phillips 66 Partners LP	3.150%	12/15/29	100	101
Phillips 66 Partners LP	4.680%	2/15/45	245	259
Pioneer Natural Resources Co.	4.450%	1/15/26	225	253
Pioneer Natural Resources Co.	1.900%	8/15/30	300	278
Pioneer Natural Resources Co.	2.150%	1/15/31	200	189
Plains All American Pipeline LP / PAA Finance Corp.	3.650%	6/1/22	100	102
Plains All American Pipeline LP / PAA Finance Corp.	2.850%	1/31/23	289	297
Plains All American Pipeline LP / PAA Finance Corp.	3.600%	11/1/24	600	638
Plains All American Pipeline LP / PAA Finance Corp.	4.500%	12/15/26	100	110
Plains All American Pipeline LP / PAA Finance Corp.	3.550%	12/15/29	275	275
Plains All American Pipeline LP / PAA Finance Corp.	3.800%	9/15/30	200	203
Plains All American Pipeline LP / PAA Finance Corp.	6.650%	1/15/37	100	116
Plains All American Pipeline LP / PAA Finance Corp.	4.300%	1/31/43	225	205
Plains All American Pipeline LP / PAA Finance Corp.	4.700%	6/15/44	200	190
Sabine Pass Liquefaction LLC	5.625%	4/15/23	350	380
Sabine Pass Liquefaction LLC	5.750%	5/15/24	400	452
Sabine Pass Liquefaction LLC	5.625%	3/1/25	400	457
Sabine Pass Liquefaction LLC	5.875%	6/30/26	450	528
Sabine Pass Liquefaction LLC	5.000%	3/15/27	250	285
Sabine Pass Liquefaction LLC	4.200%	3/15/28	300	329
Sabine Pass Liquefaction LLC	4.500%	5/15/30	300	336
Schlumberger Investment SA	3.650%	12/1/23	325	349
Schlumberger Investment SA	2.650%	6/26/30	300	301
Shell International Finance BV	3.400%	8/12/23	75	80
Shell International Finance BV	0.375%	9/15/23	500	498
Shell International Finance BV	2.000%	11/7/24	200	208
Shell International Finance BV	2.375%	4/6/25	500	525
Shell International Finance BV	3.250%	5/11/25	200	216
Shell International Finance BV	2.875%	5/10/26	500	534
Shell International Finance BV	2.500%	9/12/26	900	944
Shell International Finance BV	3.875%	11/13/28	100	111
Shell International Finance BV	2.375%	11/7/29	550	554
Shell International Finance BV	2.750%	4/6/30	500	516
Shell International Finance BV	4.125%	5/11/35	300	340
Shell International Finance BV	6.375%	12/15/38	475	678
Shell International Finance BV	5.500%	3/25/40	175	235
Shell International Finance BV	4.550%	8/12/43	300	353
Shell International Finance BV	4.375%	5/11/45	630	737
Shell International Finance BV	4.000%	5/10/46	700	773
Shell International Finance BV	3.125%	11/7/49	650	624
Spectra Energy Partners LP	4.750%	3/15/24	600	659
Spectra Energy Partners LP	3.500%	3/15/25	138	148
Spectra Energy Partners LP	3.375%	10/15/26	205	220

	Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
Spectra Energy Partners LP	5.950%	9/25/43	40	50
Spectra Energy Partners LP	4.500%	3/15/45	325	345
Suncor Energy Inc.	2.800%	5/15/23	300	313
Suncor Energy Inc.	3.600%	12/1/24	100	109
Suncor Energy Inc.	3.100%	5/15/25	100	107
Suncor Energy Inc.	5.950%	12/1/34	125	156
Suncor Energy Inc.	6.800%	5/15/38	225	307
Suncor Energy Inc.	6.500%	6/15/38	525	716
Suncor Energy Inc.	4.000%	11/15/47	200	202
Suncor Energy Inc.	3.750%	3/4/51	200	194
Sunoco Logistics Partners Operations LP	4.250%	4/1/24	225	243
Sunoco Logistics Partners Operations LP	4.000%	10/1/27	150	161
Sunoco Logistics Partners Operations LP	4.950%	1/15/43	175	178
Sunoco Logistics Partners Operations LP	5.300%	4/1/44	325	334
Sunoco Logistics Partners Operations LP	5.400%	10/1/47	275	295
TC PipeLines LP	3.900%	5/25/27	50	54
Total Capital Canada Ltd.	2.750%	7/15/23	125	132
Total Capital International SA	3.700%	1/15/24	525	570
Total Capital International SA	2.434%	1/10/25	175	183
Total Capital International SA	3.455%	2/19/29	325	353
Total Capital International SA	2.829%	1/10/30	300	311
Total Capital International SA	2.986%	6/29/41	200	192
Total Capital International SA	3.461%	7/12/49	200	198
Total Capital International SA	3.127%	5/29/50	500	468
Total Capital International SA	3.386%	6/29/60	200	190
Total Capital SA	3.883%	10/11/28	100	112
TransCanada PipeLines Ltd.	2.500%	8/1/22	400	411
TransCanada PipeLines Ltd.	4.250%	5/15/28	250	281
TransCanada PipeLines Ltd.	4.100%	4/15/30	400	445
TransCanada PipeLines Ltd.	4.625%	3/1/34	536	603
TransCanada PipeLines Ltd.	5.600%	3/31/34	150	183
TransCanada PipeLines Ltd.	5.850%	3/15/36	300	375
TransCanada PipeLines Ltd.	6.200%	10/15/37	425	549
TransCanada PipeLines Ltd.	4.750%	5/15/38	350	398
TransCanada PipeLines Ltd.	6.100%	6/1/40	200	260
TransCanada PipeLines Ltd.	4.875%	5/15/48	300	351
Transcontinental Gas Pipe Line Co. LLC	4.000%	3/15/28	100	111
Transcontinental Gas Pipe Line Co. LLC	3.250%	5/15/30	200	210
Transcontinental Gas Pipe Line Co. LLC	4.600%	3/15/48	100	114
Transcontinental Gas Pipe Line Co. LLC	3.950%	5/15/50	200	205
Valero Energy Corp.	1.200%	3/15/24	500	501
Valero Energy Corp.	3.650%	3/15/25	251	269
Valero Energy Corp.	4.350%	6/1/28	350	385
Valero Energy Corp.	7.500%	4/15/32	500	669
Valero Energy Corp.	6.625%	6/15/37	300	387
Valero Energy Corp.	4.900%	3/15/45	150	168
Valero Energy Partners LP	4.375%	12/15/26	100	112
Valero Energy Partners LP	4.500%	3/15/28	75	83
Williams Companies Inc.	2.600%	3/15/31	200	195
Williams Cos. Inc.	3.350%	8/15/22	125	129
Williams Cos. Inc.	3.700%	1/15/23	200	209
Williams Cos. Inc.	4.550%	6/24/24	400	441
Williams Cos. Inc.	3.900%	1/15/25	681	736
Williams Cos. Inc.	3.750%	6/15/27	300	327

	Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
Williams Cos. Inc.	3.500%	11/15/30	400	424
Williams Cos. Inc.	6.300%	4/15/40	100	129
Williams Cos. Inc.	5.800%	11/15/43	100	122
Williams Cos. Inc.	5.400%	3/4/44	400	472
Williams Cos. Inc.	5.750%	6/24/44	100	123
Williams Cos. Inc.	5.100%	9/15/45	350	402
Williams Cos. Inc.	4.850%	3/1/48	150	167
WPX Energy Inc.	5.250%	9/15/24	200	222
WPX Energy Inc.	5.875%	6/15/28	130	143
WPX Energy Inc.	4.500%	1/15/30	130	140
				116,430
Financials (7.6%)
ACE Capital Trust II	9.700%	4/1/30	50	75
Aegon NV	5.500%	4/11/48	200	225
AerCap Ireland Capital DAC / AerCap Global Aviation Trust	4.450%	12/16/21	70	72
AerCap Ireland Capital DAC / AerCap Global Aviation Trust	3.950%	2/1/22	125	128
AerCap Ireland Capital DAC / AerCap Global Aviation Trust	3.500%	5/26/22	100	103
AerCap Ireland Capital DAC / AerCap Global Aviation Trust	4.625%	7/1/22	175	182
AerCap Ireland Capital DAC / AerCap Global Aviation Trust	3.300%	1/23/23	125	130
AerCap Ireland Capital DAC / AerCap Global Aviation Trust	4.500%	9/15/23	150	161
AerCap Ireland Capital DAC / AerCap Global Aviation Trust	3.500%	1/15/25	186	195
AerCap Ireland Capital DAC / AerCap Global Aviation Trust	6.500%	7/15/25	250	291
AerCap Ireland Capital DAC / AerCap Global Aviation Trust	4.450%	10/1/25	125	136
AerCap Ireland Capital DAC / AerCap Global Aviation Trust	3.650%	7/21/27	300	314
AerCap Ireland Capital DAC / AerCap Global Aviation Trust	4.625%	10/15/27	500	547
AerCap Ireland Capital DAC / AerCap Global Aviation Trust	3.875%	1/23/28	300	311
Affiliated Managers Group Inc.	4.250%	2/15/24	100	110
Affiliated Managers Group Inc.	3.500%	8/1/25	125	135
Affiliated Managers Group Inc.	3.300%	6/15/30	500	519
Aflac Inc.	3.625%	6/15/23	125	134
Aflac Inc.	3.625%	11/15/24	125	138
Aflac Inc.	3.250%	3/17/25	125	134
Aflac Inc.	2.875%	10/15/26	75	80
Aflac Inc.	3.600%	4/1/30	225	245
Aflac Inc.	4.000%	10/15/46	50	55
Aflac Inc.	4.750%	1/15/49	235	289
Air Lease Corp.	2.625%	7/1/22	100	102
Air Lease Corp.	2.250%	1/15/23	100	103
Air Lease Corp.	2.750%	1/15/23	100	103
Air Lease Corp.	3.875%	7/3/23	100	106
Air Lease Corp.	4.250%	2/1/24	200	216
Air Lease Corp.	4.250%	9/15/24	75	82
Air Lease Corp.	2.300%	2/1/25	200	203
Air Lease Corp.	3.250%	3/1/25	150	157
Air Lease Corp.	3.375%	7/1/25	250	264
Air Lease Corp.	3.625%	4/1/27	75	79
Air Lease Corp.	3.625%	12/1/27	200	209

	Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
Air Lease Corp.	4.625%	10/1/28	100	109
Air Lease Corp.	3.250%	10/1/29	100	99
Air Lease Corp.	3.000%	2/1/30	225	219
Air Lease Corp.	3.125%	12/1/30	750	746
Aircastle Ltd.	4.400%	9/25/23	125	133
Aircastle Ltd.	4.125%	5/1/24	400	422
Aircastle Ltd.	4.250%	6/15/26	100	105
Alleghany Corp.	3.625%	5/15/30	100	107
Alleghany Corp.	4.900%	9/15/44	100	120
Allied World Assurance Co. Holdings Ltd.	4.350%	10/29/25	75	80
Allstate Corp.	3.150%	6/15/23	100	106
Allstate Corp.	1.450%	12/15/30	500	457
Allstate Corp.	5.550%	5/9/35	75	98
Allstate Corp.	4.500%	6/15/43	125	147
Allstate Corp.	4.200%	12/15/46	200	229
Allstate Corp.	3.850%	8/10/49	100	110
Allstate Corp.	5.750%	8/15/53	75	80
Allstate Corp.	6.500%	5/15/67	100	128
Ally Financial Inc.	1.450%	10/2/23	1,000	1,014
Ally Financial Inc.	3.875%	5/21/24	150	162
Ally Financial Inc.	5.125%	9/30/24	135	152
Ally Financial Inc.	8.000%	11/1/31	400	556
American Express Co.	2.750%	5/20/22	300	307
American Express Co.	2.500%	8/1/22	500	513
American Express Co.	2.650%	12/2/22	225	233
American Express Co.	3.400%	2/27/23	300	316
American Express Co.	3.700%	8/3/23	325	348
American Express Co.	3.400%	2/22/24	225	242
American Express Co.	2.500%	7/30/24	215	227
American Express Co.	3.000%	10/30/24	569	609
American Express Co.	3.625%	12/5/24	241	262
American Express Co.	4.200%	11/6/25	150	169
American Express Co.	3.125%	5/20/26	250	269
American Express Co.	4.050%	12/3/42	67	75
American Express Credit Corp.	3.300%	5/3/27	350	383
American Financial Group Inc.	3.500%	8/15/26	50	54
American Financial Group Inc.	5.250%	4/2/30	150	179
American Financial Group Inc.	4.500%	6/15/47	110	123
American International Group Inc.	4.125%	2/15/24	70	76
American International Group Inc.	3.750%	7/10/25	85	93
American International Group Inc.	3.900%	4/1/26	406	447
American International Group Inc.	4.200%	4/1/28	200	223
American International Group Inc.	4.250%	3/15/29	50	56
American International Group Inc.	3.400%	6/30/30	240	255
American International Group Inc.	3.875%	1/15/35	200	218
American International Group Inc.	4.700%	7/10/35	75	88
American International Group Inc.	6.250%	5/1/36	475	638
American International Group Inc.	4.500%	7/16/44	500	569
American International Group Inc.	4.750%	4/1/48	200	239
American International Group Inc.	5.750%	4/1/48	125	139
American International Group Inc.	4.375%	1/15/55	355	393
American International Group Inc.	8.175%	5/15/68	95	130
Ameriprise Financial Inc.	4.000%	10/15/23	250	272
Ameriprise Financial Inc.	3.700%	10/15/24	187	205
Ameriprise Financial Inc.	3.000%	4/2/25	20	21
Ameriprise Financial Inc.	2.875%	9/15/26	100	107
Aon Corp.	8.205%	1/1/27	25	33

	Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
Aon Corp.	4.500%	12/15/28	100	114
Aon Corp.	3.750%	5/2/29	90	99
Aon Corp.	2.800%	5/15/30	405	414
Aon Corp.	6.250%	9/30/40	100	136
Aon plc	3.500%	6/14/24	250	269
Aon plc	3.875%	12/15/25	125	138
Aon plc	4.600%	6/14/44	175	207
Aon plc	4.750%	5/15/45	100	121
Arch Capital Finance LLC	4.011%	12/15/26	100	113
Arch Capital Finance LLC	5.031%	12/15/46	100	122
Arch Capital Group Ltd.	7.350%	5/1/34	50	71
Arch Capital Group Ltd.	3.635%	6/30/50	200	199
Arch Capital Group US Inc.	5.144%	11/1/43	50	61
Ares Capital Corp.	3.500%	2/10/23	250	261
Ares Capital Corp.	4.200%	6/10/24	200	216
Ares Capital Corp.	4.250%	3/1/25	105	113
Ares Capital Corp.	3.250%	7/15/25	115	119
Ares Capital Corp.	2.150%	7/15/26	500	486
Aspen Insurance Holdings Ltd.	4.650%	11/15/23	175	191
Associated Bank NA	3.500%	8/13/21	50	50
Assurant Inc.	4.000%	3/15/23	50	53
Assurant Inc.	4.200%	9/27/23	100	108
Assurant Inc.	4.900%	3/27/28	100	114
Assurant Inc.	6.750%	2/15/34	9	11
Assured Guaranty US Holdings Inc.	5.000%	7/1/24	75	84
Athene Holding Ltd.	4.125%	1/12/28	200	217
Athene Holding Ltd.	6.150%	4/3/30	210	256
Athene Holding Ltd.	3.500%	1/15/31	500	513
Australia & New Zealand Banking Group Ltd.	2.625%	5/19/22	200	205
Australia & New Zealand Banking Group Ltd.	2.625%	11/9/22	200	207
Australia & New Zealand Banking Group Ltd.	3.700%	11/16/25	250	277
AXA SA	8.600%	12/15/30	225	344
AXIS Specialty Finance LLC	3.900%	7/15/29	50	54
AXIS Specialty Finance LLC	4.900%	1/15/40	50	51
AXIS Specialty Finance plc	4.000%	12/6/27	550	613
Banco Santander SA	3.848%	4/12/23	200	212
Banco Santander SA	5.179%	11/19/25	250	283
Banco Santander SA	1.849%	3/25/26	1,000	995
Banco Santander SA	4.250%	4/11/27	600	668
Banco Santander SA	3.800%	2/23/28	200	216
Banco Santander SA	4.379%	4/12/28	200	222
Banco Santander SA	2.958%	3/25/31	600	594
Bancolombia SA	3.000%	1/29/25	200	204
Bank of America Corp.	2.503%	10/21/22	1,100	1,112
Bank of America Corp.	3.300%	1/11/23	600	630
Bank of America Corp.	2.881%	4/24/23	1,000	1,024
Bank of America Corp.	2.816%	7/21/23	1,300	1,339
Bank of America Corp.	4.100%	7/24/23	300	323
Bank of America Corp.	3.004%	12/20/23	2,846	2,959
Bank of America Corp.	3.550%	3/5/24	690	728
Bank of America Corp.	3.864%	7/23/24	125	133
Bank of America Corp.	4.200%	8/26/24	650	715
Bank of America Corp.	0.810%	10/24/24	500	500
Bank of America Corp.	4.000%	1/22/25	755	827
Bank of America Corp.	3.950%	4/21/25	500	548

	Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
Bank of America Corp.	3.093%	10/1/25	350	373
Bank of America Corp.	2.456%	10/22/25	300	315
Bank of America Corp.	3.366%	1/23/26	300	322
Bank of America Corp.	2.015%	2/13/26	1,000	1,022
Bank of America Corp.	4.450%	3/3/26	475	532
Bank of America Corp.	3.500%	4/19/26	320	351
Bank of America Corp.	1.319%	6/19/26	500	498
Bank of America Corp.	4.250%	10/22/26	725	811
Bank of America Corp.	1.197%	10/24/26	500	492
Bank of America Corp.	3.559%	4/23/27	750	814
Bank of America Corp.	3.248%	10/21/27	750	805
Bank of America Corp.	4.183%	11/25/27	560	622
Bank of America Corp.	3.824%	1/20/28	425	466
Bank of America Corp.	3.705%	4/24/28	350	383
Bank of America Corp.	3.593%	7/21/28	800	869
Bank of America Corp.	3.419%	12/20/28	1,334	1,429
Bank of America Corp.	3.970%	3/5/29	225	247
Bank of America Corp.	4.271%	7/23/29	575	648
Bank of America Corp.	3.974%	2/7/30	150	165
Bank of America Corp.	3.194%	7/23/30	1,125	1,180
Bank of America Corp.	2.884%	10/22/30	300	309
Bank of America Corp.	2.496%	2/13/31	750	741
Bank of America Corp.	2.592%	4/29/31	2,000	1,994
Bank of America Corp.	6.110%	1/29/37	335	439
Bank of America Corp.	4.244%	4/24/38	300	342
Bank of America Corp.	7.750%	5/14/38	340	516
Bank of America Corp.	4.078%	4/23/40	550	607
Bank of America Corp.	2.676%	6/19/41	1,000	935
Bank of America Corp.	5.875%	2/7/42	300	407
Bank of America Corp.	5.000%	1/21/44	750	919
Bank of America Corp.	4.875%	4/1/44	300	364
Bank of America Corp.	4.750%	4/21/45	100	119
Bank of America Corp.	4.443%	1/20/48	100	117
Bank of America Corp.	4.330%	3/15/50	250	288
Bank of America Corp.	4.083%	3/20/51	1,500	1,668
Bank of America Corp.	2.831%	10/24/51	500	461
Bank of America Corp.	3.483%	3/13/52	500	508
Bank of America NA	6.000%	10/15/36	250	343
Bank of Montreal	2.350%	9/11/22	46	47
Bank of Montreal	2.550%	11/6/22	104	107
Bank of Montreal	0.450%	12/8/23	500	497
Bank of Montreal	3.300%	2/5/24	300	322
Bank of Montreal	2.500%	6/28/24	200	211
Bank of Montreal	1.850%	5/1/25	457	468
Bank of Montreal	4.338%	10/5/28	100	108
Bank of Montreal	3.803%	12/15/32	500	549
Bank of New York Mellon Corp.	1.950%	8/23/22	250	256
Bank of New York Mellon Corp.	2.950%	1/29/23	195	204
Bank of New York Mellon Corp.	3.500%	4/28/23	225	239
Bank of New York Mellon Corp.	2.661%	5/16/23	225	230
Bank of New York Mellon Corp.	3.450%	8/11/23	125	134
Bank of New York Mellon Corp.	2.200%	8/16/23	225	234
Bank of New York Mellon Corp.	3.250%	9/11/24	150	163
Bank of New York Mellon Corp.	2.100%	10/24/24	225	237
Bank of New York Mellon Corp.	3.000%	2/24/25	547	585
Bank of New York Mellon Corp.	2.800%	5/4/26	200	214
Bank of New York Mellon Corp.	2.450%	8/17/26	125	131
Bank of New York Mellon Corp.	3.250%	5/16/27	150	163

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	Bank of New York Mellon Corp.	3.442%	2/7/28	150	164
	Bank of New York Mellon Corp.	3.000%	10/30/28	200	212
	Bank of New York Mellon Corp.	3.300%	8/23/29	100	107
	Bank of Nova Scotia	1.875%	4/26/21	175	175
	Bank of Nova Scotia	2.375%	1/18/23	50	52
	Bank of Nova Scotia	1.950%	2/1/23	875	899
	Bank of Nova Scotia	3.400%	2/11/24	200	215
	Bank of Nova Scotia	2.200%	2/3/25	1,875	1,949
	Bank of Nova Scotia	4.500%	12/16/25	300	339
	Bank of Nova Scotia	2.700%	8/3/26	100	106
	Barclays plc	3.200%	8/10/21	150	151
	Barclays plc	3.684%	1/10/23	100	102
	Barclays plc	4.338%	5/16/24	1,000	1,071
	Barclays plc	3.650%	3/16/25	350	376
	Barclays plc	3.932%	5/7/25	200	215
	Barclays plc	4.375%	1/12/26	300	333
	Barclays plc	2.852%	5/7/26	300	312
	Barclays plc	5.200%	5/12/26	610	689
	Barclays plc	4.337%	1/10/28	200	221
	Barclays plc	4.836%	5/9/28	400	446
	Barclays plc	4.972%	5/16/29	500	574
	Barclays plc	5.088%	6/20/30	345	390
	Barclays plc	2.645%	6/24/31	400	394
	Barclays plc	5.250%	8/17/45	250	311
	Barclays plc	4.950%	1/10/47	200	241
	BBVA USA	2.875%	6/29/22	250	257
	Berkshire Hathaway Finance Corp.	3.000%	5/15/22	150	155
	Berkshire Hathaway Finance Corp.	5.750%	1/15/40	140	190
	Berkshire Hathaway Finance Corp.	4.400%	5/15/42	195	232
	Berkshire Hathaway Finance Corp.	4.200%	8/15/48	1,000	1,152
	Berkshire Hathaway Finance Corp.	4.250%	1/15/49	230	266
	Berkshire Hathaway Finance Corp.	2.850%	10/15/50	675	619
	Berkshire Hathaway Inc.	3.000%	2/11/23	75	78
	Berkshire Hathaway Inc.	2.750%	3/15/23	300	313
	Berkshire Hathaway Inc.	3.125%	3/15/26	725	787
	BGC Partners Inc.	3.750%	10/1/24	105	110
	BlackRock Inc.	3.375%	6/1/22	175	181
	BlackRock Inc.	3.500%	3/18/24	175	191
	BlackRock Inc.	3.200%	3/15/27	100	109
	BlackRock Inc.	3.250%	4/30/29	90	97
	BlackRock Inc.	2.400%	4/30/30	630	636
	BlackRock Inc.	1.900%	1/28/31	145	140
[7]	BNP Paribas SA	3.052%	1/13/31	50	51
[7]	BPCE SA	3.000%	5/22/22	250	257
	BPCE SA	4.000%	4/15/24	325	356
	BPCE SA	3.375%	12/2/26	250	272
	Brighthouse Financial Inc.	3.700%	6/22/27	141	149
	Brighthouse Financial Inc.	4.700%	6/22/47	223	227
	Brookfield Asset Management Inc.	4.000%	1/15/25	157	172
	Brookfield Finance Inc.	4.000%	4/1/24	175	190
	Brookfield Finance Inc.	4.250%	6/2/26	50	56
	Brookfield Finance Inc.	3.900%	1/25/28	125	137
	Brookfield Finance Inc.	4.850%	3/29/29	150	173
	Brookfield Finance Inc.	4.350%	4/15/30	205	230
	Brookfield Finance Inc.	4.700%	9/20/47	185	211
	Brookfield Finance LLC	3.450%	4/15/50	125	119
	Brown & Brown Inc.	4.200%	9/15/24	75	83
	Brown & Brown Inc.	4.500%	3/15/29	75	84

	Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
Brown & Brown Inc.	2.375%	3/15/31	500	480
Canadian Imperial Bank of Commerce	2.550%	6/16/22	350	359
Canadian Imperial Bank of Commerce	3.500%	9/13/23	200	215
Canadian Imperial Bank of Commerce	0.500%	12/14/23	500	496
Canadian Imperial Bank of Commerce	3.100%	4/2/24	200	213
Canadian Imperial Bank of Commerce	2.250%	1/28/25	120	124
Capital One Bank USA NA	3.375%	2/15/23	235	247
Capital One Financial Corp.	3.200%	1/30/23	350	367
Capital One Financial Corp.	3.500%	6/15/23	27	29
Capital One Financial Corp.	3.900%	1/29/24	250	270
Capital One Financial Corp.	3.750%	4/24/24	450	486
Capital One Financial Corp.	3.300%	10/30/24	1,013	1,089
Capital One Financial Corp.	4.200%	10/29/25	175	194
Capital One Financial Corp.	3.750%	7/28/26	500	542
Capital One Financial Corp.	3.750%	3/9/27	100	109
Capital One Financial Corp.	3.650%	5/11/27	800	874
Capital One Financial Corp.	3.800%	1/31/28	300	329
Cboe Global Markets Inc.	3.650%	1/12/27	110	121
Charles Schwab Corp.	3.225%	9/1/22	300	312
Charles Schwab Corp.	2.650%	1/25/23	100	104
Charles Schwab Corp.	3.550%	2/1/24	400	431
Charles Schwab Corp.	3.850%	5/21/25	25	28
Charles Schwab Corp.	0.900%	3/11/26	300	296
Charles Schwab Corp.	3.200%	3/2/27	250	271
Charles Schwab Corp.	3.200%	1/25/28	100	108
Charles Schwab Corp.	4.000%	2/1/29	125	141
Charles Schwab Corp.	3.250%	5/22/29	100	107
Charles Schwab Corp.	4.625%	3/22/30	50	59
Chubb Corp.	6.000%	5/11/37	125	173
Chubb Corp.	6.500%	5/15/38	95	138
Chubb INA Holdings Inc.	2.875%	11/3/22	475	491
Chubb INA Holdings Inc.	2.700%	3/13/23	125	130
Chubb INA Holdings Inc.	3.350%	5/15/24	100	108
Chubb INA Holdings Inc.	3.150%	3/15/25	250	269
Chubb INA Holdings Inc.	6.700%	5/15/36	200	287
Chubb INA Holdings Inc.	4.150%	3/13/43	100	114
Chubb INA Holdings Inc.	4.350%	11/3/45	350	413
Cincinnati Financial Corp.	6.920%	5/15/28	100	127
Cincinnati Financial Corp.	6.125%	11/1/34	75	100
Citigroup Inc.	2.750%	4/25/22	425	435
Citigroup Inc.	2.700%	10/27/22	375	387
Citigroup Inc.	3.375%	3/1/23	150	158
Citigroup Inc.	3.500%	5/15/23	675	715
Citigroup Inc.	2.876%	7/24/23	450	464
Citigroup Inc.	3.875%	10/25/23	738	800
Citigroup Inc.	4.000%	8/5/24	125	136
Citigroup Inc.	0.776%	10/30/24	500	499
Citigroup Inc.	3.875%	3/26/25	350	379
Citigroup Inc.	3.352%	4/24/25	1,500	1,605
Citigroup Inc.	3.300%	4/27/25	125	134
Citigroup Inc.	4.400%	6/10/25	1,796	1,992
Citigroup Inc.	5.500%	9/13/25	75	87
Citigroup Inc.	3.700%	1/12/26	275	301
Citigroup Inc.	4.600%	3/9/26	275	309
Citigroup Inc.	3.200%	10/21/26	1,025	1,100
Citigroup Inc.	4.300%	11/20/26	75	83
Citigroup Inc.	4.450%	9/29/27	1,150	1,293
Citigroup Inc.	3.887%	1/10/28	475	522

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	Citigroup Inc.	3.668%	7/24/28	900	985
	Citigroup Inc.	4.125%	7/25/28	100	111
	Citigroup Inc.	3.520%	10/27/28	580	627
	Citigroup Inc.	3.980%	3/20/30	475	524
	Citigroup Inc.	2.976%	11/5/30	300	310
	Citigroup Inc.	2.666%	1/29/31	500	502
	Citigroup Inc.	4.412%	3/31/31	750	849
	Citigroup Inc.	2.572%	6/3/31	500	498
	Citigroup Inc.	6.625%	6/15/32	100	131
	Citigroup Inc.	6.125%	8/25/36	75	98
	Citigroup Inc.	3.878%	1/24/39	225	244
	Citigroup Inc.	8.125%	7/15/39	562	926
	Citigroup Inc.	5.316%	3/26/41	1,000	1,288
	Citigroup Inc.	5.875%	1/30/42	100	136
	Citigroup Inc.	5.300%	5/6/44	375	472
	Citigroup Inc.	4.650%	7/30/45	200	240
	Citigroup Inc.	4.750%	5/18/46	375	443
	Citigroup Inc.	4.650%	7/23/48	450	552
	Citizens Bank NA	2.650%	5/26/22	125	128
	Citizens Financial Group Inc.	2.850%	7/27/26	175	185
	Citizens Financial Group Inc.	2.500%	2/6/30	200	199
[7]	Citizens Financial Group Inc.	4.300%	2/11/31	357	386
[7]	Citizens Financial Group Inc.	2.638%	9/30/32	125	120
	CME Group Inc.	3.000%	9/15/22	125	130
	CME Group Inc.	3.000%	3/15/25	214	228
	CME Group Inc.	5.300%	9/15/43	200	273
	CNA Financial Corp.	3.950%	5/15/24	150	163
	CNA Financial Corp.	4.500%	3/1/26	125	141
	CNA Financial Corp.	3.450%	8/15/27	100	109
	CNA Financial Corp.	3.900%	5/1/29	100	110
	CNO Financial Group Inc.	5.250%	5/30/25	250	284
	Comerica Bank	4.000%	7/27/25	50	55
	Comerica Inc.	3.700%	7/31/23	200	214
[7]	Commonwealth Bank of Australia	2.750%	3/10/22	500	512
	Cooperatieve Rabobank UA	3.950%	11/9/22	125	132
	Cooperatieve Rabobank UA	4.625%	12/1/23	175	192
	Cooperatieve Rabobank UA	0.375%	1/12/24	250	249
	Cooperatieve Rabobank UA	3.375%	5/21/25	666	725
	Cooperatieve Rabobank UA	4.375%	8/4/25	600	664
	Cooperatieve Rabobank UA	3.750%	7/21/26	475	517
	Cooperatieve Rabobank UA	5.250%	5/24/41	100	129
	Cooperatieve Rabobank UA	5.750%	12/1/43	250	335
	Cooperatieve Rabobank UA	5.250%	8/4/45	350	450
	Credit Suisse AG	3.625%	9/9/24	575	622
[7]	Credit Suisse Group AG	3.574%	1/9/23	250	256
	Credit Suisse Group AG	3.800%	6/9/23	825	874
	Credit Suisse Group AG	3.750%	3/26/25	250	269
	Credit Suisse Group AG	4.875%	5/15/45	875	1,034
	Credit Suisse Group Funding Guernsey Ltd.	3.800%	9/15/22	750	782
	Deutsche Bank AG	4.250%	10/14/21	600	611
	Deutsche Bank AG	3.300%	11/16/22	500	520
	Deutsche Bank AG	3.950%	2/27/23	300	316
	Deutsche Bank AG	3.700%	5/30/24	548	586
	Deutsche Bank AG	4.100%	1/13/26	100	109
	Deutsche Bank AG	1.686%	3/19/26	500	499
	Discover Bank	3.350%	2/6/23	150	157
	Discover Bank	4.200%	8/8/23	300	324

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	Discover Bank	2.450%	9/12/24	150	157
	Discover Bank	3.450%	7/27/26	100	108
	Discover Bank	4.650%	9/13/28	250	286
	Discover Bank	2.700%	2/6/30	100	101
	Discover Financial Services	3.850%	11/21/22	200	210
	Discover Financial Services	3.950%	11/6/24	450	490
	Discover Financial Services	3.750%	3/4/25	183	198
	Discover Financial Services	4.500%	1/30/26	428	483
	Discover Financial Services	4.100%	2/9/27	250	277
	E*TRADE Financial Corp.	3.800%	8/24/27	75	83
	E*TRADE Financial Corp.	4.500%	6/20/28	65	74
	Eaton Vance Corp.	3.625%	6/15/23	50	53
	Eaton Vance Corp.	3.500%	4/6/27	100	109
	Enstar Group Ltd.	4.950%	6/1/29	395	438
	Equitable Holdings Inc.	3.900%	4/20/23	64	68
	Equitable Holdings Inc.	7.000%	4/1/28	75	95
	Equitable Holdings Inc.	4.350%	4/20/28	680	758
	Equitable Holdings Inc.	5.000%	4/20/48	350	424
	Everest Reinsurance Holdings Inc.	4.868%	6/1/44	100	120
	Fairfax Financial Holdings Ltd.	4.850%	4/17/28	50	55
	Fairfax Financial Holdings Ltd.	4.625%	4/29/30	100	109
	Fidelity National Financial Inc.	3.400%	6/15/30	100	104
	Fidelity National Financial Inc.	2.450%	3/15/31	500	483
	Fifth Third Bancorp	4.300%	1/16/24	275	300
	Fifth Third Bancorp	3.650%	1/25/24	150	162
	Fifth Third Bancorp	2.375%	1/28/25	349	363
	Fifth Third Bancorp	2.550%	5/5/27	100	104
	Fifth Third Bancorp	3.950%	3/14/28	75	85
	Fifth Third Bancorp	8.250%	3/1/38	200	323
	Fifth Third Bank NA	3.950%	7/28/25	200	223
	Fifth Third Bank NA	3.850%	3/15/26	200	220
	Fifth Third Bank NA	2.250%	2/1/27	250	258
	First American Financial Corp.	4.600%	11/15/24	100	111
	First Republic Bank	2.500%	6/6/22	100	102
	First Republic Bank	1.912%	2/12/24	250	256
	First Republic Bank	4.375%	8/1/46	75	86
	FirstMerit Bank NA	4.270%	11/25/26	150	168
	Franklin Resources Inc.	2.800%	9/15/22	225	233
	FS KKR Capital Corp.	4.750%	5/15/22	25	26
	FS KKR Capital Corp.	4.625%	7/15/24	25	27
	FS KKR Capital Corp.	4.125%	2/1/25	100	103
	FS KKR Capital Corp.	3.400%	1/15/26	500	496
	GATX Corp.	3.250%	3/30/25	125	134
	GATX Corp.	3.250%	9/15/26	50	54
	GATX Corp.	3.850%	3/30/27	175	193
	GATX Corp.	3.500%	3/15/28	100	108
	GATX Corp.	4.550%	11/7/28	150	172
	GATX Corp.	4.700%	4/1/29	75	86
	GATX Corp.	4.500%	3/30/45	50	55
[7]	GE Capital Funding LLC	3.450%	5/15/25	445	481
[7]	GE Capital Funding LLC	4.050%	5/15/27	400	446
[7]	GE Capital Funding LLC	4.400%	5/15/30	710	804
[7]	GE Capital Funding LLC	4.550%	5/15/32	200	230
	GE Capital International Funding Co. Unlimited Co.	3.373%	11/15/25	358	388
	GE Capital International Funding Co. Unlimited Co.	4.418%	11/15/35	2,168	2,482
	Globe Life Inc.	3.800%	9/15/22	50	52

	Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
Globe Life Inc.	4.550%	9/15/28	80	92
Goldman Sachs Capital I	6.345%	2/15/34	225	299
Goldman Sachs Group Inc.	3.000%	4/26/22	545	546
Goldman Sachs Group Inc.	2.876%	10/31/22	555	562
Goldman Sachs Group Inc.	3.625%	1/22/23	400	422
Goldman Sachs Group Inc.	0.481%	1/27/23	650	648
Goldman Sachs Group Inc.	3.200%	2/23/23	450	471
Goldman Sachs Group Inc.	2.908%	6/5/23	350	359
Goldman Sachs Group Inc.	2.905%	7/24/23	500	515
Goldman Sachs Group Inc.	3.625%	2/20/24	300	323
Goldman Sachs Group Inc.	4.000%	3/3/24	475	518
Goldman Sachs Group Inc.	3.850%	7/8/24	586	635
Goldman Sachs Group Inc.	3.500%	1/23/25	1,332	1,437
Goldman Sachs Group Inc.	3.500%	4/1/25	50	54
Goldman Sachs Group Inc.	3.750%	5/22/25	825	899
Goldman Sachs Group Inc.	3.272%	9/29/25	550	589
Goldman Sachs Group Inc.	4.250%	10/21/25	200	223
Goldman Sachs Group Inc.	3.750%	2/25/26	200	219
Goldman Sachs Group Inc.	3.500%	11/16/26	1,250	1,355
Goldman Sachs Group Inc.	1.093%	12/9/26	500	489
Goldman Sachs Group Inc.	5.950%	1/15/27	400	483
Goldman Sachs Group Inc.	3.850%	1/26/27	350	384
Goldman Sachs Group Inc.	3.691%	6/5/28	625	682
Goldman Sachs Group Inc.	3.814%	4/23/29	450	492
Goldman Sachs Group Inc.	4.223%	5/1/29	475	530
Goldman Sachs Group Inc.	3.800%	3/15/30	1,250	1,378
Goldman Sachs Group Inc.	1.992%	1/27/32	1,550	1,467
Goldman Sachs Group Inc.	6.450%	5/1/36	50	68
Goldman Sachs Group Inc.	6.750%	10/1/37	975	1,375
Goldman Sachs Group Inc.	4.017%	10/31/38	405	451
Goldman Sachs Group Inc.	4.411%	4/23/39	500	582
Goldman Sachs Group Inc.	6.250%	2/1/41	675	957
Goldman Sachs Group Inc.	4.800%	7/8/44	360	441
Goldman Sachs Group Inc.	5.150%	5/22/45	475	594
Goldman Sachs Group Inc.	4.750%	10/21/45	150	184
Hanover Insurance Group Inc.	4.500%	4/15/26	100	113
Hartford Financial Services Group Inc.	2.800%	8/19/29	350	361
Hartford Financial Services Group Inc.	5.950%	10/15/36	50	66
Hartford Financial Services Group Inc.	6.100%	10/1/41	100	137
Hartford Financial Services Group Inc.	4.300%	4/15/43	175	198
Hartford Financial Services Group Inc.	3.600%	8/19/49	125	129
HSBC Bank USA NA	7.000%	1/15/39	250	370
HSBC Holdings plc	3.600%	5/25/23	200	213
HSBC Holdings plc	3.033%	11/22/23	200	208
HSBC Holdings plc	4.250%	3/14/24	250	272
HSBC Holdings plc	3.950%	5/18/24	1,300	1,385
HSBC Holdings plc	3.803%	3/11/25	1,075	1,158
HSBC Holdings plc	4.250%	8/18/25	150	165
HSBC Holdings plc	2.633%	11/7/25	200	209
HSBC Holdings plc	4.300%	3/8/26	1,100	1,230
HSBC Holdings plc	1.645%	4/18/26	2,000	1,993
HSBC Holdings plc	3.900%	5/25/26	450	496
HSBC Holdings plc	2.099%	6/4/26	1,700	1,730
HSBC Holdings plc	4.292%	9/12/26	500	553
HSBC Holdings plc	4.375%	11/23/26	350	391
HSBC Holdings plc	1.589%	5/24/27	500	490
HSBC Holdings plc	4.041%	3/13/28	400	437
HSBC Holdings plc	4.583%	6/19/29	400	449

	Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
HSBC Holdings plc	4.950%	3/31/30	550	639
HSBC Holdings plc	3.973%	5/22/30	570	616
HSBC Holdings plc	7.625%	5/17/32	100	138
HSBC Holdings plc	7.350%	11/27/32	100	135
HSBC Holdings plc	6.500%	5/2/36	600	787
HSBC Holdings plc	6.500%	9/15/37	50	67
HSBC Holdings plc	6.800%	6/1/38	200	275
HSBC Holdings plc	5.250%	3/14/44	750	914
HSBC USA Inc.	3.500%	6/23/24	150	162
Huntington Bancshares Inc.	2.550%	2/4/30	250	250
Huntington National Bank	2.500%	8/7/22	200	205
Huntington National Bank	1.800%	2/3/23	275	281
Huntington National Bank	3.550%	10/6/23	250	269
Industrial & Commercial Bank of China Ltd.	2.957%	11/8/22	250	258
Industrial & Commercial Bank of China Ltd.	3.538%	11/8/27	250	276
ING Groep NV	4.100%	10/2/23	300	325
ING Groep NV	3.550%	4/9/24	200	215
ING Groep NV	3.950%	3/29/27	300	334
ING Groep NV	4.550%	10/2/28	200	229
ING Groep NV	4.050%	4/9/29	200	222
Intercontinental Exchange Inc.	2.350%	9/15/22	100	102
Intercontinental Exchange Inc.	4.000%	10/15/23	150	162
Intercontinental Exchange Inc.	3.750%	12/1/25	300	329
Intercontinental Exchange Inc.	3.100%	9/15/27	150	163
Intercontinental Exchange Inc.	3.750%	9/21/28	75	82
Intercontinental Exchange Inc.	2.100%	6/15/30	750	720
Intercontinental Exchange Inc.	2.650%	9/15/40	500	462
Intercontinental Exchange Inc.	4.250%	9/21/48	175	194
Intercontinental Exchange Inc.	3.000%	6/15/50	285	266
Intercontinental Exchange Inc.	3.000%	9/15/60	300	266
International Finance Corp.	5.875%	8/15/22	160	171
Invesco Finance plc	3.125%	11/30/22	175	183
Invesco Finance plc	4.000%	1/30/24	450	491
Invesco Finance plc	3.750%	1/15/26	170	186
Invesco Finance plc	5.375%	11/30/43	75	93
Janus Capital Group Inc.	4.875%	8/1/25	75	85
Jefferies Financial Group Inc.	5.500%	10/18/23	150	163
Jefferies Group LLC	5.125%	1/20/23	100	108
Jefferies Group LLC	6.450%	6/8/27	50	62
Jefferies Group LLC	6.250%	1/15/36	75	97
Jefferies Group LLC	6.500%	1/20/43	75	96
Jefferies Group LLC / Jefferies Group Capital Finance Inc.	4.850%	1/15/27	200	230
Jefferies Group LLC / Jefferies Group Capital Finance Inc.	4.150%	1/23/30	300	330
JPMorgan Chase & Co.	3.250%	9/23/22	750	781
JPMorgan Chase & Co.	2.972%	1/15/23	370	377
JPMorgan Chase & Co.	3.200%	1/25/23	750	787
JPMorgan Chase & Co.	3.207%	4/1/23	500	513
JPMorgan Chase & Co.	2.776%	4/25/23	350	358
JPMorgan Chase & Co.	3.375%	5/1/23	300	318
JPMorgan Chase & Co.	2.700%	5/18/23	250	261
JPMorgan Chase & Co.	3.875%	2/1/24	445	485
JPMorgan Chase & Co.	3.559%	4/23/24	485	512
JPMorgan Chase & Co.	3.625%	5/13/24	526	573
JPMorgan Chase & Co.	1.514%	6/1/24	1,640	1,673

	Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
JPMorgan Chase & Co.	3.797%	7/23/24	175	187
JPMorgan Chase & Co.	3.875%	9/10/24	575	630
JPMorgan Chase & Co.	0.653%	9/16/24	1,100	1,101
JPMorgan Chase & Co.	4.023%	12/5/24	300	324
JPMorgan Chase & Co.	3.125%	1/23/25	400	428
JPMorgan Chase & Co.	0.563%	2/16/25	500	495
JPMorgan Chase & Co.	3.220%	3/1/25	600	641
JPMorgan Chase & Co.	3.900%	7/15/25	362	399
JPMorgan Chase & Co.	2.301%	10/15/25	700	726
JPMorgan Chase & Co.	3.300%	4/1/26	685	743
JPMorgan Chase & Co.	2.083%	4/22/26	500	512
JPMorgan Chase & Co.	3.200%	6/15/26	300	323
JPMorgan Chase & Co.	2.950%	10/1/26	875	931
JPMorgan Chase & Co.	4.125%	12/15/26	450	504
JPMorgan Chase & Co.	3.960%	1/29/27	500	552
JPMorgan Chase & Co.	3.625%	12/1/27	1,000	1,086
JPMorgan Chase & Co.	3.782%	2/1/28	625	689
JPMorgan Chase & Co.	3.540%	5/1/28	350	382
JPMorgan Chase & Co.	3.509%	1/23/29	575	619
JPMorgan Chase & Co.	4.005%	4/23/29	300	334
JPMorgan Chase & Co.	4.203%	7/23/29	250	283
JPMorgan Chase & Co.	4.452%	12/5/29	300	343
JPMorgan Chase & Co.	3.702%	5/6/30	300	326
JPMorgan Chase & Co.	2.739%	10/15/30	1,500	1,522
JPMorgan Chase & Co.	4.493%	3/24/31	1,050	1,208
JPMorgan Chase & Co.	2.522%	4/22/31	2,000	1,989
JPMorgan Chase & Co.	2.956%	5/13/31	500	508
JPMorgan Chase & Co.	1.764%	11/19/31	500	467
JPMorgan Chase & Co.	6.400%	5/15/38	450	635
JPMorgan Chase & Co.	3.882%	7/24/38	500	553
JPMorgan Chase & Co.	5.500%	10/15/40	650	853
JPMorgan Chase & Co.	3.109%	4/22/41	500	498
JPMorgan Chase & Co.	5.600%	7/15/41	275	366
JPMorgan Chase & Co.	5.400%	1/6/42	150	198
JPMorgan Chase & Co.	5.625%	8/16/43	300	398
JPMorgan Chase & Co.	4.950%	6/1/45	100	126
JPMorgan Chase & Co.	4.260%	2/22/48	375	436
JPMorgan Chase & Co.	4.032%	7/24/48	500	562
JPMorgan Chase & Co.	3.964%	11/15/48	1,000	1,102
JPMorgan Chase & Co.	3.897%	1/23/49	400	440
JPMorgan Chase & Co.	3.109%	4/22/51	500	490
Kemper Corp.	4.350%	2/15/25	40	44
KeyBank NA	2.300%	9/14/22	200	205
KeyBank NA	3.375%	3/7/23	250	264
KeyBank NA	0.423%	1/3/24	500	499
KeyBank NA	3.300%	6/1/25	403	438
KeyCorp	4.150%	10/29/25	150	168
KeyCorp	4.100%	4/30/28	600	677
KeyCorp	2.550%	10/1/29	150	151
Lazard Group LLC	3.750%	2/13/25	50	54
Lazard Group LLC	3.625%	3/1/27	100	108
Lazard Group LLC	4.500%	9/19/28	100	113
Legg Mason Inc.	4.750%	3/15/26	100	115
Legg Mason Inc.	5.625%	1/15/44	120	159
Lincoln National Corp.	4.000%	9/1/23	50	54
Lincoln National Corp.	3.350%	3/9/25	13	14
Lincoln National Corp.	3.625%	12/12/26	75	83
Lincoln National Corp.	3.800%	3/1/28	100	110

	Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
Lincoln National Corp.	3.050%	1/15/30	350	363
Lincoln National Corp.	6.300%	10/9/37	75	100
Lincoln National Corp.	7.000%	6/15/40	160	231
Lloyds Banking Group plc	4.050%	8/16/23	900	971
Lloyds Banking Group plc	2.907%	11/7/23	400	414
Lloyds Banking Group plc	3.900%	3/12/24	200	217
Lloyds Banking Group plc	4.450%	5/8/25	200	223
Lloyds Banking Group plc	4.582%	12/10/25	700	781
Lloyds Banking Group plc	4.650%	3/24/26	575	642
Lloyds Banking Group plc	3.750%	1/11/27	200	219
Lloyds Banking Group plc	4.375%	3/22/28	250	281
Lloyds Banking Group plc	4.550%	8/16/28	200	228
Lloyds Banking Group plc	3.574%	11/7/28	200	215
Lloyds Banking Group plc	5.300%	12/1/45	450	554
Lloyds Banking Group plc	4.344%	1/9/48	275	300
Loews Corp.	2.625%	5/15/23	75	78
Loews Corp.	6.000%	2/1/35	50	66
Loews Corp.	4.125%	5/15/43	350	377
M&T Bank Corp.	3.550%	7/26/23	200	214
Manufacturers & Traders Trust Co.	2.900%	2/6/25	160	171
Manulife Financial Corp.	4.150%	3/4/26	175	196
Manulife Financial Corp.	4.061%	2/24/32	190	209
Manulife Financial Corp.	5.375%	3/4/46	200	264
Markel Corp.	4.900%	7/1/22	125	132
Markel Corp.	3.500%	11/1/27	50	55
Markel Corp.	3.350%	9/17/29	75	79
Markel Corp.	4.300%	11/1/47	50	56
Markel Corp.	5.000%	5/20/49	150	183
Markel Corp.	4.150%	9/17/50	200	219
Marsh & McLennan Cos. Inc.	3.300%	3/14/23	75	79
Marsh & McLennan Cos. Inc.	3.500%	6/3/24	100	108
Marsh & McLennan Cos. Inc.	3.500%	3/10/25	100	108
Marsh & McLennan Cos. Inc.	3.750%	3/14/26	100	110
Marsh & McLennan Cos. Inc.	4.375%	3/15/29	325	372
Marsh & McLennan Cos. Inc.	2.250%	11/15/30	710	695
Marsh & McLennan Cos. Inc.	4.750%	3/15/39	250	307
Marsh & McLennan Cos. Inc.	4.350%	1/30/47	100	116
Marsh & McLennan Cos. Inc.	4.200%	3/1/48	200	229
Marsh & McLennan Cos. Inc.	4.900%	3/15/49	450	571
Mercury General Corp.	4.400%	3/15/27	75	85
MetLife Inc.	3.048%	12/15/22	225	235
MetLife Inc.	3.600%	4/10/24	175	190
MetLife Inc.	3.000%	3/1/25	250	267
MetLife Inc.	3.600%	11/13/25	400	439
MetLife Inc.	4.550%	3/23/30	500	582
MetLife Inc.	6.500%	12/15/32	175	244
MetLife Inc.	6.375%	6/15/34	100	140
MetLife Inc.	5.875%	2/6/41	590	808
MetLife Inc.	4.125%	8/13/42	175	197
MetLife Inc.	4.875%	11/13/43	205	258
MetLife Inc.	4.721%	12/15/44	63	78
MetLife Inc.	4.600%	5/13/46	150	183
MetLife Inc.	6.400%	12/15/66	210	265
Mitsubishi UFJ Financial Group Inc.	2.623%	7/18/22	675	694
Mitsubishi UFJ Financial Group Inc.	2.665%	7/25/22	300	309
Mitsubishi UFJ Financial Group Inc.	3.455%	3/2/23	300	316
Mitsubishi UFJ Financial Group Inc.	3.761%	7/26/23	740	793
Mitsubishi UFJ Financial Group Inc.	2.527%	9/13/23	100	105

	Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
Mitsubishi UFJ Financial Group Inc.	3.407%	3/7/24	200	214
Mitsubishi UFJ Financial Group Inc.	2.801%	7/18/24	200	212
Mitsubishi UFJ Financial Group Inc.	3.777%	3/2/25	250	273
Mitsubishi UFJ Financial Group Inc.	1.412%	7/17/25	2,000	1,998
Mitsubishi UFJ Financial Group Inc.	3.850%	3/1/26	525	579
Mitsubishi UFJ Financial Group Inc.	2.757%	9/13/26	250	264
Mitsubishi UFJ Financial Group Inc.	3.677%	2/22/27	500	554
Mitsubishi UFJ Financial Group Inc.	3.287%	7/25/27	250	272
Mitsubishi UFJ Financial Group Inc.	3.961%	3/2/28	200	222
Mitsubishi UFJ Financial Group Inc.	4.050%	9/11/28	200	224
Mitsubishi UFJ Financial Group Inc.	3.741%	3/7/29	200	218
Mitsubishi UFJ Financial Group Inc.	3.195%	7/18/29	175	183
Mitsubishi UFJ Financial Group Inc.	2.559%	2/25/30	50	50
Mitsubishi UFJ Financial Group Inc.	2.048%	7/17/30	500	479
Mitsubishi UFJ Financial Group Inc.	4.286%	7/26/38	50	57
Mitsubishi UFJ Financial Group Inc.	3.751%	7/18/39	200	214
Mizuho Financial Group Inc.	3.549%	3/5/23	200	212
Mizuho Financial Group Inc.	2.721%	7/16/23	300	308
Mizuho Financial Group Inc.	3.922%	9/11/24	200	214
Mizuho Financial Group Inc.	2.839%	7/16/25	375	396
Mizuho Financial Group Inc.	2.555%	9/13/25	100	102
Mizuho Financial Group Inc.	3.663%	2/28/27	250	275
Mizuho Financial Group Inc.	4.018%	3/5/28	325	361
Mizuho Financial Group Inc.	4.254%	9/11/29	400	448
Mizuho Financial Group Inc.	3.153%	7/16/30	500	522
Mizuho Financial Group Inc.	2.869%	9/13/30	100	102
Mizuho Financial Group Inc.	2.172%	5/22/32	500	478
Morgan Stanley	2.750%	5/19/22	600	616
Morgan Stanley	4.875%	11/1/22	425	453
Morgan Stanley	3.125%	1/23/23	250	262
Morgan Stanley	3.750%	2/25/23	675	715
Morgan Stanley	0.560%	11/10/23	1,500	1,499
Morgan Stanley	0.529%	1/25/24	800	798
Morgan Stanley	3.737%	4/24/24	750	797
Morgan Stanley	3.875%	4/29/24	545	593
Morgan Stanley	3.700%	10/23/24	650	710
Morgan Stanley	4.000%	7/23/25	330	367
Morgan Stanley	5.000%	11/24/25	650	744
Morgan Stanley	3.875%	1/27/26	225	250
Morgan Stanley	2.188%	4/28/26	1,000	1,033
Morgan Stanley	3.125%	7/27/26	700	753
Morgan Stanley	6.250%	8/9/26	425	521
Morgan Stanley	4.350%	9/8/26	400	452
Morgan Stanley	0.985%	12/10/26	500	487
Morgan Stanley	3.625%	1/20/27	250	274
Morgan Stanley	3.950%	4/23/27	325	358
Morgan Stanley	3.591%	7/22/28	935	1,019
Morgan Stanley	3.772%	1/24/29	575	627
Morgan Stanley	4.431%	1/23/30	550	630
Morgan Stanley	2.699%	1/22/31	1,750	1,783
Morgan Stanley	3.622%	4/1/31	600	651
Morgan Stanley	1.794%	2/13/32	500	466
Morgan Stanley	7.250%	4/1/32	150	211
Morgan Stanley	1.928%	4/28/32	400	378
Morgan Stanley	3.971%	7/22/38	375	420
Morgan Stanley	4.457%	4/22/39	250	292
Morgan Stanley	6.375%	7/24/42	600	872
Morgan Stanley	4.300%	1/27/45	650	764

	Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
Morgan Stanley	4.375%	1/22/47	175	209
Morgan Stanley	5.597%	3/24/51	500	700
Morgan Stanley	2.802%	1/25/52	500	460
MUFG Americas Holdings Corp.	3.500%	6/18/22	475	493
MUFG Americas Holdings Corp.	3.000%	2/10/25	80	85
MUFG Union Bank NA	3.150%	4/1/22	1,200	1,232
Nasdaq Inc.	4.250%	6/1/24	125	137
Nasdaq Inc.	3.850%	6/30/26	100	110
Nasdaq Inc.	1.650%	1/15/31	500	456
Nasdaq Inc.	2.500%	12/21/40	200	176
Nasdaq Inc.	3.250%	4/28/50	35	33
National Australia Bank Ltd.	3.000%	1/20/23	250	262
National Australia Bank Ltd.	3.625%	6/20/23	250	267
National Australia Bank Ltd.	3.375%	1/14/26	100	109
National Australia Bank Ltd.	2.500%	7/12/26	200	210
National Bank of Canada	2.100%	2/1/23	200	205
Natwest Group plc	3.498%	5/15/23	500	514
Natwest Group plc	3.875%	9/12/23	600	642
Natwest Group plc	6.000%	12/19/23	60	68
Natwest Group plc	5.125%	5/28/24	300	333
Natwest Group plc	4.519%	6/25/24	300	324
Natwest Group plc	4.892%	5/18/29	1,000	1,137
Natwest Group plc	5.076%	1/27/30	200	231
Natwest Group plc	4.445%	5/8/30	700	778
Nippon Life Insurance Co.	3.375%	5/8/32	50	53
Nomura Holdings Inc.	2.648%	1/16/25	170	175
Nomura Holdings Inc.	1.851%	7/16/25	300	299
Nomura Holdings Inc.	3.103%	1/16/30	400	406
Nomura Holdings Inc.	2.679%	7/16/30	250	245
Northern Trust Corp.	3.950%	10/30/25	150	167
Northern Trust Corp.	3.650%	8/3/28	100	111
Oaktree Specialty Lending Corp.	3.500%	2/25/25	40	41
Old Republic International Corp.	4.875%	10/1/24	121	136
Old Republic International Corp.	3.875%	8/26/26	100	111
ORIX Corp.	2.900%	7/18/22	50	51
ORIX Corp.	3.250%	12/4/24	75	81
ORIX Corp.	3.700%	7/18/27	200	222
Owl Rock Capital Corp.	5.250%	4/15/24	25	27
Owl Rock Capital Corp.	4.000%	3/30/25	47	49
Owl Rock Capital Corp.	3.750%	7/22/25	180	187
PartnerRe Finance B LLC	3.700%	7/2/29	95	103
People's United Bank NA	4.000%	7/15/24	100	108
People's United Financial Inc.	3.650%	12/6/22	100	104
PNC Bank NA	2.450%	7/28/22	100	103
PNC Bank NA	2.700%	11/1/22	450	465
PNC Bank NA	2.028%	12/9/22	145	147
PNC Bank NA	3.300%	10/30/24	706	768
PNC Bank NA	2.950%	2/23/25	293	313
PNC Bank NA	3.250%	6/1/25	169	182
PNC Bank NA	3.100%	10/25/27	250	270
PNC Bank NA	3.250%	1/22/28	150	162
PNC Bank NA	4.050%	7/26/28	250	279
PNC Bank NA	2.700%	10/22/29	150	153
PNC Financial Services Group Inc.	3.500%	1/23/24	100	108
PNC Financial Services Group Inc.	3.900%	4/29/24	125	136
PNC Financial Services Group Inc.	3.150%	5/19/27	450	486
PNC Financial Services Group Inc.	3.450%	4/23/29	500	540
PNC Financial Services Group Inc.	2.550%	1/22/30	425	431

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	Primerica Inc.	4.750%	7/15/22	125	131
	Principal Financial Group Inc.	3.300%	9/15/22	50	52
	Principal Financial Group Inc.	3.125%	5/15/23	100	106
	Principal Financial Group Inc.	3.400%	5/15/25	128	138
	Principal Financial Group Inc.	3.100%	11/15/26	100	108
	Principal Financial Group Inc.	4.625%	9/15/42	50	58
	Principal Financial Group Inc.	4.350%	5/15/43	150	169
	Principal Financial Group Inc.	4.300%	11/15/46	195	219
	Private Export Funding Corp.	1.750%	11/15/24	75	78
	Progressive Corp.	2.450%	1/15/27	150	158
	Progressive Corp.	6.625%	3/1/29	125	161
	Progressive Corp.	4.350%	4/25/44	50	59
	Progressive Corp.	4.125%	4/15/47	290	334
	Progressive Corp.	4.200%	3/15/48	115	134
	Progressive Corp.	3.950%	3/26/50	180	203
	Prospect Capital Corp.	5.875%	3/15/23	8	8
	Prudential Financial Inc.	3.500%	5/15/24	125	136
	Prudential Financial Inc.	3.878%	3/27/28	250	282
	Prudential Financial Inc.	5.750%	7/15/33	100	129
	Prudential Financial Inc.	5.700%	12/14/36	125	169
	Prudential Financial Inc.	6.625%	12/1/37	65	92
	Prudential Financial Inc.	3.000%	3/10/40	50	49
	Prudential Financial Inc.	6.625%	6/21/40	65	93
	Prudential Financial Inc.	5.875%	9/15/42	125	132
	Prudential Financial Inc.	5.625%	6/15/43	375	399
	Prudential Financial Inc.	5.100%	8/15/43	50	57
	Prudential Financial Inc.	5.200%	3/15/44	85	91
	Prudential Financial Inc.	4.600%	5/15/44	525	626
	Prudential Financial Inc.	5.375%	5/15/45	250	274
	Prudential Financial Inc.	3.905%	12/7/47	182	195
	Prudential Financial Inc.	5.700%	9/15/48	250	284
	Prudential Financial Inc.	3.935%	12/7/49	363	397
	Prudential Financial Inc.	4.350%	2/25/50	210	239
	Prudential Financial Inc.	3.700%	10/1/50	200	201
	Prudential plc	3.125%	4/14/30	200	211
	Raymond James Financial Inc.	3.625%	9/15/26	75	83
	Raymond James Financial Inc.	4.650%	4/1/30	55	63
	Raymond James Financial Inc.	4.950%	7/15/46	210	260
[4]	Raymond James Financial Inc.	3.750%	4/1/51	500	516
	Regions Bank	6.450%	6/26/37	250	334
	Regions Financial Corp.	3.800%	8/14/23	200	214
	Regions Financial Corp.	2.250%	5/18/25	100	103
	Reinsurance Group of America Inc.	4.700%	9/15/23	75	82
	Reinsurance Group of America Inc.	3.900%	5/15/29	50	54
	RenaissanceRe Finance Inc.	3.700%	4/1/25	10	11
	RenaissanceRe Finance Inc.	3.450%	7/1/27	75	81
	RenaissanceRe Holdings Ltd.	3.600%	4/15/29	75	80
	Royal Bank of Canada	2.800%	4/29/22	300	308
	Royal Bank of Canada	1.950%	1/17/23	150	154
	Royal Bank of Canada	1.600%	4/17/23	800	819
	Royal Bank of Canada	3.700%	10/5/23	100	108
	Royal Bank of Canada	0.425%	1/19/24	500	495
	Royal Bank of Canada	2.550%	7/16/24	200	211
	Royal Bank of Canada	2.250%	11/1/24	650	680
	Royal Bank of Canada	4.650%	1/27/26	898	1,025
	Santander Holdings USA Inc.	3.400%	1/18/23	115	120
	Santander Holdings USA Inc.	4.500%	7/17/25	1,125	1,235
	Santander Holdings USA Inc.	3.244%	10/5/26	900	949

	Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
Santander Holdings USA Inc.	4.400%	7/13/27	250	277
Santander UK Group Holdings plc	3.571%	1/10/23	200	204
Santander UK Group Holdings plc	1.532%	8/21/26	600	593
Santander UK Group Holdings plc	3.823%	11/3/28	200	218
Santander UK plc	2.100%	1/13/23	325	335
Santander UK plc	4.000%	3/13/24	200	218
Santander UK plc	2.875%	6/18/24	200	213
Selective Insurance Group Inc.	5.375%	3/1/49	50	59
Sixth Street Specialty Lending Inc.	3.875%	11/1/24	50	52
Sompo International Holdings Ltd.	4.700%	10/15/22	100	106
State Street Corp.	2.653%	5/15/23	300	308
State Street Corp.	3.100%	5/15/23	400	422
State Street Corp.	3.700%	11/20/23	83	90
State Street Corp.	3.776%	12/3/24	200	216
State Street Corp.	3.300%	12/16/24	227	247
State Street Corp.	3.550%	8/18/25	464	509
State Street Corp.	2.354%	11/1/25	125	131
State Street Corp.	2.650%	5/19/26	125	133
State Street Corp.	4.141%	12/3/29	200	228
State Street Corp.	2.400%	1/24/30	150	152
State Street Corp.	3.031%	11/1/34	125	129
Stifel Financial Corp.	4.250%	7/18/24	150	166
Sumitomo Mitsui Banking Corp.	3.200%	7/18/22	250	258
Sumitomo Mitsui Banking Corp.	3.950%	7/19/23	100	108
Sumitomo Mitsui Banking Corp.	3.950%	1/10/24	250	272
Sumitomo Mitsui Banking Corp.	3.400%	7/11/24	250	271
Sumitomo Mitsui Financial Group Inc.	2.784%	7/12/22	200	206
Sumitomo Mitsui Financial Group Inc.	2.778%	10/18/22	200	206
Sumitomo Mitsui Financial Group Inc.	3.102%	1/17/23	250	261
Sumitomo Mitsui Financial Group Inc.	3.748%	7/19/23	200	214
Sumitomo Mitsui Financial Group Inc.	3.936%	10/16/23	200	216
Sumitomo Mitsui Financial Group Inc.	0.508%	1/12/24	950	945
Sumitomo Mitsui Financial Group Inc.	2.696%	7/16/24	375	396
Sumitomo Mitsui Financial Group Inc.	2.348%	1/15/25	320	332
Sumitomo Mitsui Financial Group Inc.	1.474%	7/8/25	1,500	1,497
Sumitomo Mitsui Financial Group Inc.	0.948%	1/12/26	200	194
Sumitomo Mitsui Financial Group Inc.	3.784%	3/9/26	150	165
Sumitomo Mitsui Financial Group Inc.	2.632%	7/14/26	125	131
Sumitomo Mitsui Financial Group Inc.	3.010%	10/19/26	175	187
Sumitomo Mitsui Financial Group Inc.	3.446%	1/11/27	200	217
Sumitomo Mitsui Financial Group Inc.	3.364%	7/12/27	700	757
Sumitomo Mitsui Financial Group Inc.	3.544%	1/17/28	300	325
Sumitomo Mitsui Financial Group Inc.	3.944%	7/19/28	100	110
Sumitomo Mitsui Financial Group Inc.	3.040%	7/16/29	475	494
Sumitomo Mitsui Financial Group Inc.	3.202%	9/17/29	150	155
Sumitomo Mitsui Financial Group Inc.	2.750%	1/15/30	370	376
Sumitomo Mitsui Financial Group Inc.	1.710%	1/12/31	200	185
Sumitomo Mitsui Financial Group Inc.	2.296%	1/12/41	200	177
SVB Financial Group	3.500%	1/29/25	100	108
SVB Financial Group	3.125%	6/5/30	50	52
Swiss Re America Holding Corp.	7.000%	2/15/26	75	93
Synchrony Bank	3.000%	6/15/22	100	103
Synchrony Financial	2.850%	7/25/22	75	77
Synchrony Financial	4.250%	8/15/24	250	271
Synchrony Financial	4.500%	7/23/25	426	471
Synchrony Financial	3.700%	8/4/26	125	134
Synchrony Financial	3.950%	12/1/27	300	323
Synovus Financial Corp.	3.125%	11/1/22	50	52

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	TD Ameritrade Holding Corp.	2.950%	4/1/22	125	128
	TD Ameritrade Holding Corp.	3.625%	4/1/25	384	418
	TD Ameritrade Holding Corp.	3.300%	4/1/27	125	136
	TD Ameritrade Holding Corp.	2.750%	10/1/29	50	52
	Toronto-Dominion Bank	1.900%	12/1/22	225	231
	Toronto-Dominion Bank	0.750%	6/12/23	1,500	1,510
	Toronto-Dominion Bank	3.250%	3/11/24	400	430
	Toronto-Dominion Bank	2.650%	6/12/24	500	529
	Toronto-Dominion Bank	1.150%	6/12/25	200	200
	Toronto-Dominion Bank	0.750%	1/6/26	200	195
	Travelers Cos. Inc.	6.250%	6/15/37	150	211
	Travelers Cos. Inc.	4.600%	8/1/43	100	122
	Travelers Cos. Inc.	4.300%	8/25/45	150	176
	Travelers Cos. Inc.	4.000%	5/30/47	125	142
	Travelers Cos. Inc.	4.100%	3/4/49	200	234
	Travelers Cos. Inc.	2.550%	4/27/50	500	452
	Trinity Acquisition plc	4.400%	3/15/26	100	112
	Truist Bank	2.800%	5/17/22	400	410
	Truist Bank	3.502%	8/2/22	250	252
	Truist Bank	3.000%	2/2/23	75	78
	Truist Bank	1.250%	3/9/23	1,000	1,016
	Truist Bank	3.200%	4/1/24	500	536
	Truist Bank	3.689%	8/2/24	250	267
	Truist Bank	2.150%	12/6/24	250	261
	Truist Bank	3.625%	9/16/25	500	545
	Truist Bank	3.300%	5/15/26	200	216
	Truist Financial Corp.	2.750%	4/1/22	175	179
	Truist Financial Corp.	3.050%	6/20/22	500	515
	Truist Financial Corp.	3.750%	12/6/23	250	271
	Truist Financial Corp.	2.500%	8/1/24	75	79
	Truist Financial Corp.	2.850%	10/26/24	192	205
	Truist Financial Corp.	3.700%	6/5/25	175	191
	Truist Financial Corp.	1.200%	8/5/25	200	199
	Truist Financial Corp.	1.125%	8/3/27	500	480
	Truist Financial Corp.	3.875%	3/19/29	200	221
	Truist Financial Corp.	1.950%	6/5/30	100	97
	U.S. Bancorp	2.950%	7/15/22	400	412
	U.S. Bancorp	3.700%	1/30/24	150	162
	U.S. Bancorp	3.375%	2/5/24	500	539
	U.S. Bancorp	2.400%	7/30/24	200	211
	U.S. Bancorp	3.600%	9/11/24	50	54
	U.S. Bancorp	3.950%	11/17/25	25	28
	U.S. Bancorp	3.100%	4/27/26	300	324
	U.S. Bancorp	2.375%	7/22/26	25	26
	U.S. Bancorp	3.150%	4/27/27	275	298
	U.S. Bancorp	3.900%	4/26/28	75	84
	U.S. Bancorp	3.000%	7/30/29	240	250
	U.S. Bank NA	2.650%	5/23/22	250	256
	U.S. Bank NA	1.950%	1/9/23	300	308
	U.S. Bank NA	2.850%	1/23/23	250	261
	U.S. Bank NA	3.400%	7/24/23	250	267
	U.S. Bank NA	2.050%	1/21/25	175	181
	U.S. Bank NA	2.800%	1/27/25	625	666
[7]	UBS Group AG	3.126%	8/13/30	50	52
	Unum Group	4.000%	3/15/24	125	136
	Unum Group	4.000%	6/15/29	80	86
	Unum Group	5.750%	8/15/42	75	87
	Unum Group	4.500%	12/15/49	100	100

	Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
Voya Financial Inc.	3.125%	7/15/24	100	107
Voya Financial Inc.	3.650%	6/15/26	250	276
Voya Financial Inc.	5.700%	7/15/43	75	97
Voya Financial Inc.	4.800%	6/15/46	40	47
Voya Financial Inc.	4.700%	1/23/48	100	101
Wachovia Corp.	6.605%	10/1/25	265	319
Wells Fargo & Co.	3.450%	2/13/23	350	369
Wells Fargo & Co.	3.750%	1/24/24	200	216
Wells Fargo & Co.	1.654%	6/2/24	1,500	1,528
Wells Fargo & Co.	3.000%	2/19/25	425	451
Wells Fargo & Co.	2.406%	10/30/25	600	625
Wells Fargo & Co.	2.164%	2/11/26	500	516
Wells Fargo & Co.	3.000%	4/22/26	1,275	1,360
Wells Fargo & Co.	4.100%	6/3/26	725	804
Wells Fargo & Co.	3.000%	10/23/26	675	720
Wells Fargo & Co.	4.300%	7/22/27	475	538
Wells Fargo & Co.	3.584%	5/22/28	500	545
Wells Fargo & Co.	4.150%	1/24/29	200	225
Wells Fargo & Co.	2.879%	10/30/30	1,800	1,855
Wells Fargo & Co.	4.478%	4/4/31	1,250	1,435
Wells Fargo & Co.	3.068%	4/30/41	600	588
Wells Fargo & Co.	5.375%	11/2/43	1,000	1,243
Wells Fargo & Co.	5.606%	1/15/44	600	760
Wells Fargo & Co.	4.650%	11/4/44	325	374
Wells Fargo & Co.	3.900%	5/1/45	250	275
Wells Fargo & Co.	4.900%	11/17/45	250	299
Wells Fargo & Co.	4.400%	6/14/46	300	334
Wells Fargo & Co.	4.750%	12/7/46	350	413
Wells Fargo & Co.	5.013%	4/4/51	1,750	2,245
Wells Fargo Bank NA	3.550%	8/14/23	750	803
Wells Fargo Bank NA	5.950%	8/26/36	200	261
Wells Fargo Bank NA	5.850%	2/1/37	300	394
Wells Fargo Bank NA	6.600%	1/15/38	225	320
Westpac Banking Corp.	2.500%	6/28/22	1,000	1,027
Westpac Banking Corp.	2.750%	1/11/23	200	209
Westpac Banking Corp.	2.000%	1/13/23	150	154
Westpac Banking Corp.	3.650%	5/15/23	75	80
Westpac Banking Corp.	3.300%	2/26/24	250	269
Westpac Banking Corp.	2.350%	2/19/25	200	209
Westpac Banking Corp.	2.850%	5/13/26	200	214
Westpac Banking Corp.	2.700%	8/19/26	175	187
Westpac Banking Corp.	3.350%	3/8/27	250	274
Westpac Banking Corp.	2.650%	1/16/30	150	155
Westpac Banking Corp.	2.894%	2/4/30	425	436
Westpac Banking Corp.	4.322%	11/23/31	500	554
Westpac Banking Corp.	4.110%	7/24/34	25	27
Westpac Banking Corp.	2.668%	11/15/35	315	299
Westpac Banking Corp.	4.421%	7/24/39	600	677
Westpac Banking Corp.	2.963%	11/16/40	200	186
Willis North America Inc.	3.600%	5/15/24	125	134
Willis North America Inc.	4.500%	9/15/28	100	114
Willis North America Inc.	2.950%	9/15/29	940	971
Willis North America Inc.	5.050%	9/15/48	50	62
Willis North America Inc.	3.875%	9/15/49	90	96
XLIT Ltd.	4.450%	3/31/25	189	210
XLIT Ltd.	5.500%	3/31/45	100	128
Zions Bancorp NA	3.250%	10/29/29	250	253
				362,603

	Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
Health Care (3.3%)
Abbott Laboratories	3.400%	11/30/23	316	338
Abbott Laboratories	2.950%	3/15/25	175	187
Abbott Laboratories	3.875%	9/15/25	75	83
Abbott Laboratories	3.750%	11/30/26	367	411
Abbott Laboratories	1.150%	1/30/28	100	96
Abbott Laboratories	1.400%	6/30/30	150	140
Abbott Laboratories	4.750%	11/30/36	375	462
Abbott Laboratories	5.300%	5/27/40	250	329
Abbott Laboratories	4.750%	4/15/43	175	220
Abbott Laboratories	4.900%	11/30/46	700	912
AbbVie Inc.	3.250%	10/1/22	300	310
AbbVie Inc.	2.900%	11/6/22	800	829
AbbVie Inc.	3.200%	11/6/22	275	285
AbbVie Inc.	2.300%	11/21/22	625	642
AbbVie Inc.	2.800%	3/15/23	100	104
AbbVie Inc.	2.850%	5/14/23	200	208
AbbVie Inc.	3.750%	11/14/23	250	269
AbbVie Inc.	3.850%	6/15/24	200	217
AbbVie Inc.	2.600%	11/21/24	750	789
AbbVie Inc.	3.800%	3/15/25	590	643
AbbVie Inc.	3.600%	5/14/25	911	989
AbbVie Inc.	3.200%	5/14/26	350	376
AbbVie Inc.	2.950%	11/21/26	740	785
AbbVie Inc.	4.250%	11/14/28	350	398
AbbVie Inc.	3.200%	11/21/29	1,130	1,194
AbbVie Inc.	4.550%	3/15/35	350	404
AbbVie Inc.	4.500%	5/14/35	495	576
AbbVie Inc.	4.300%	5/14/36	190	218
AbbVie Inc.	4.050%	11/21/39	825	900
AbbVie Inc.	4.625%	10/1/42	190	217
AbbVie Inc.	4.400%	11/6/42	501	581
AbbVie Inc.	4.850%	6/15/44	230	272
AbbVie Inc.	4.750%	3/15/45	200	238
AbbVie Inc.	4.700%	5/14/45	602	713
AbbVie Inc.	4.450%	5/14/46	455	526
AbbVie Inc.	4.875%	11/14/48	550	672
AbbVie Inc.	4.250%	11/21/49	1,025	1,160
Adventist Health System	2.952%	3/1/29	100	104
Adventist Health System	3.630%	3/1/49	100	103
Advocate Health & Hospitals Corp.	3.829%	8/15/28	50	55
Advocate Health & Hospitals Corp.	2.211%	6/15/30	25	25
Advocate Health & Hospitals Corp.	4.272%	8/15/48	100	120
Advocate Health & Hospitals Corp.	3.387%	10/15/49	75	77
Advocate Health & Hospitals Corp.	3.008%	6/15/50	75	72
Aetna Inc.	2.750%	11/15/22	200	206
Aetna Inc.	2.800%	6/15/23	125	130
Aetna Inc.	3.500%	11/15/24	125	135
Aetna Inc.	6.625%	6/15/36	130	182
Aetna Inc.	6.750%	12/15/37	100	141
Aetna Inc.	4.500%	5/15/42	75	85
Aetna Inc.	4.125%	11/15/42	75	81
Aetna Inc.	3.875%	8/15/47	300	318
Agilent Technologies Inc.	3.200%	10/1/22	57	59
Agilent Technologies Inc.	3.875%	7/15/23	100	107
Agilent Technologies Inc.	3.050%	9/22/26	75	81
Agilent Technologies Inc.	2.750%	9/15/29	100	101
Agilent Technologies Inc.	2.100%	6/4/30	100	97

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	AHS Hospital Corp.	5.024%	7/1/45	75	96
	AHS Hospital Corp.	2.780%	7/1/51	150	138
[3]	Allina Health System	3.887%	4/15/49	75	82
	AmerisourceBergen Corp.	3.400%	5/15/24	175	187
	AmerisourceBergen Corp.	3.250%	3/1/25	50	54
	AmerisourceBergen Corp.	3.450%	12/15/27	275	299
	AmerisourceBergen Corp.	2.800%	5/15/30	300	305
	AmerisourceBergen Corp.	4.300%	12/15/47	175	193
	Amgen Inc.	2.700%	5/1/22	75	77
	Amgen Inc.	2.650%	5/11/22	275	281
	Amgen Inc.	3.625%	5/15/22	225	231
	Amgen Inc.	2.250%	8/19/23	150	155
	Amgen Inc.	3.625%	5/22/24	500	539
	Amgen Inc.	1.900%	2/21/25	100	103
	Amgen Inc.	3.125%	5/1/25	175	188
	Amgen Inc.	2.600%	8/19/26	455	477
	Amgen Inc.	2.200%	2/21/27	150	153
	Amgen Inc.	2.450%	2/21/30	300	302
	Amgen Inc.	3.150%	2/21/40	825	819
	Amgen Inc.	4.950%	10/1/41	240	297
	Amgen Inc.	5.150%	11/15/41	126	158
	Amgen Inc.	4.400%	5/1/45	450	520
	Amgen Inc.	4.563%	6/15/48	356	425
	Amgen Inc.	3.375%	2/21/50	725	726
	Amgen Inc.	4.663%	6/15/51	409	496
[7]	Amgen Inc.	2.770%	9/1/53	172	154
	Anthem Inc.	3.125%	5/15/22	150	154
	Anthem Inc.	2.950%	12/1/22	150	156
	Anthem Inc.	3.300%	1/15/23	625	656
	Anthem Inc.	3.500%	8/15/24	475	513
	Anthem Inc.	3.350%	12/1/24	160	173
	Anthem Inc.	2.375%	1/15/25	100	104
	Anthem Inc.	4.101%	3/1/28	400	445
	Anthem Inc.	2.250%	5/15/30	230	226
	Anthem Inc.	2.250%	5/15/30	300	294
	Anthem Inc.	2.550%	3/15/31	250	249
	Anthem Inc.	5.950%	12/15/34	1	1
	Anthem Inc.	5.850%	1/15/36	75	96
	Anthem Inc.	6.375%	6/15/37	50	67
	Anthem Inc.	4.625%	5/15/42	175	207
	Anthem Inc.	4.650%	1/15/43	775	908
	Anthem Inc.	5.100%	1/15/44	100	123
	Anthem Inc.	4.375%	12/1/47	300	342
	Anthem Inc.	4.550%	3/1/48	155	181
	Anthem Inc.	4.850%	8/15/54	30	36
	Ascension Health	2.532%	11/15/29	350	359
	Ascension Health	3.106%	11/15/39	100	102
	Ascension Health	3.945%	11/15/46	175	199
[3]	Ascension Health	4.847%	11/15/53	75	99
	AstraZeneca plc	2.375%	6/12/22	225	230
	AstraZeneca plc	3.500%	8/17/23	225	240
	AstraZeneca plc	3.375%	11/16/25	400	436
	AstraZeneca plc	0.700%	4/8/26	500	481
	AstraZeneca plc	3.125%	6/12/27	175	189
	AstraZeneca plc	4.000%	1/17/29	200	224
	AstraZeneca plc	1.375%	8/6/30	300	275
	AstraZeneca plc	6.450%	9/15/37	450	642
	AstraZeneca plc	4.000%	9/18/42	290	323

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	AstraZeneca plc	4.375%	11/16/45	200	232
	AstraZeneca plc	4.375%	8/17/48	135	159
	AstraZeneca plc	2.125%	8/6/50	250	203
	Banner Health	2.338%	1/1/30	125	125
	Banner Health	3.181%	1/1/50	75	75
	Baptist Healthcare System Obligated Group	3.540%	8/15/50	250	254
	Baxalta Inc.	3.600%	6/23/22	15	15
	Baxalta Inc.	4.000%	6/23/25	97	107
	Baxalta Inc.	5.250%	6/23/45	73	91
[7]	Baxter International Inc.	1.730%	4/1/31	500	467
	Baxter International Inc.	3.500%	8/15/46	100	102
	Baylor Scott & White Holdings	1.777%	11/15/30	100	95
	Baylor Scott & White Holdings	4.185%	11/15/45	100	117
	Baylor Scott & White Holdings	2.839%	11/15/50	350	327
	Becton Dickinson and Co.	2.894%	6/6/22	299	306
	Becton Dickinson and Co.	3.300%	3/1/23	50	52
	Becton Dickinson and Co.	3.734%	12/15/24	272	296
	Becton Dickinson and Co.	3.700%	6/6/27	375	413
	Becton Dickinson and Co.	1.957%	2/11/31	500	475
	Becton Dickinson and Co.	4.875%	5/15/44	26	30
	Becton Dickinson and Co.	4.685%	12/15/44	196	231
	Becton Dickinson and Co.	4.669%	6/6/47	300	356
	Biogen Inc.	3.625%	9/15/22	275	287
	Biogen Inc.	4.050%	9/15/25	350	389
	Biogen Inc.	2.250%	5/1/30	600	580
	Biogen Inc.	3.150%	5/1/50	300	276
[7]	Biogen Inc.	3.250%	2/15/51	392	371
[3]	Bon Secours Mercy Health Inc.	3.464%	6/1/30	100	108
	Bon Secours Mercy Health Inc.	3.205%	6/1/50	250	245
	Boston Scientific Corp.	3.375%	5/15/22	26	27
	Boston Scientific Corp.	3.450%	3/1/24	175	188
	Boston Scientific Corp.	1.900%	6/1/25	550	564
	Boston Scientific Corp.	3.750%	3/1/26	125	138
	Boston Scientific Corp.	4.000%	3/1/29	150	166
	Boston Scientific Corp.	2.650%	6/1/30	400	401
	Boston Scientific Corp.	7.000%	11/15/35	100	138
	Boston Scientific Corp.	4.550%	3/1/39	175	204
	Boston Scientific Corp.	7.375%	1/15/40	50	76
	Boston Scientific Corp.	4.700%	3/1/49	200	244
	Bristol-Myers Squibb Co.	2.000%	8/1/22	275	281
	Bristol-Myers Squibb Co.	3.550%	8/15/22	325	339
	Bristol-Myers Squibb Co.	0.537%	11/13/23	500	500
	Bristol-Myers Squibb Co.	2.900%	7/26/24	675	722
	Bristol-Myers Squibb Co.	3.875%	8/15/25	799	884
	Bristol-Myers Squibb Co.	0.750%	11/13/25	500	491
	Bristol-Myers Squibb Co.	3.200%	6/15/26	460	500
	Bristol-Myers Squibb Co.	1.125%	11/13/27	500	483
	Bristol-Myers Squibb Co.	3.450%	11/15/27	210	230
	Bristol-Myers Squibb Co.	3.900%	2/20/28	275	308
	Bristol-Myers Squibb Co.	3.400%	7/26/29	500	544
	Bristol-Myers Squibb Co.	1.450%	11/13/30	500	461
	Bristol-Myers Squibb Co.	4.125%	6/15/39	380	442
	Bristol-Myers Squibb Co.	2.350%	11/13/40	500	453
	Bristol-Myers Squibb Co.	3.250%	8/1/42	100	102
	Bristol-Myers Squibb Co.	4.500%	3/1/44	75	91
	Bristol-Myers Squibb Co.	4.625%	5/15/44	175	215
	Bristol-Myers Squibb Co.	5.000%	8/15/45	361	459

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	Bristol-Myers Squibb Co.	4.350%	11/15/47	250	297
	Bristol-Myers Squibb Co.	4.550%	2/20/48	300	367
	Bristol-Myers Squibb Co.	4.250%	10/26/49	500	589
	Bristol-Myers Squibb Co.	2.550%	11/13/50	500	433
	Cardinal Health Inc.	2.616%	6/15/22	115	118
	Cardinal Health Inc.	3.200%	3/15/23	150	157
	Cardinal Health Inc.	3.079%	6/15/24	290	308
	Cardinal Health Inc.	3.750%	9/15/25	100	109
	Cardinal Health Inc.	4.600%	3/15/43	75	81
	Cardinal Health Inc.	4.500%	11/15/44	50	54
	Cardinal Health Inc.	4.900%	9/15/45	100	114
	Cardinal Health Inc.	4.368%	6/15/47	125	135
	Children's Health System of Texas	2.511%	8/15/50	100	89
	Children's Hospital Corp.	4.115%	1/1/47	75	89
	Children's Hospital Corp.	2.585%	2/1/50	50	45
	Children's Hospital Medical Center	4.268%	5/15/44	50	58
	CHRISTUS Health	4.341%	7/1/28	125	141
	Cigna Corp.	3.050%	11/30/22	100	104
	Cigna Corp.	3.000%	7/15/23	700	735
	Cigna Corp.	3.500%	6/15/24	175	189
	Cigna Corp.	3.250%	4/15/25	250	268
	Cigna Corp.	4.125%	11/15/25	467	521
	Cigna Corp.	4.500%	2/25/26	390	441
	Cigna Corp.	3.400%	3/1/27	275	298
	Cigna Corp.	7.875%	5/15/27	41	54
	Cigna Corp.	4.375%	10/15/28	610	696
	Cigna Corp.	2.400%	3/15/30	765	758
	Cigna Corp.	2.375%	3/15/31	250	245
	Cigna Corp.	4.800%	8/15/38	415	494
	Cigna Corp.	3.200%	3/15/40	150	149
	Cigna Corp.	6.125%	11/15/41	92	123
	Cigna Corp.	4.800%	7/15/46	400	473
	Cigna Corp.	3.875%	10/15/47	120	125
	Cigna Corp.	4.900%	12/15/48	545	668
	Cigna Corp.	3.400%	3/15/50	375	371
	Cigna Corp.	3.400%	3/15/51	250	248
	City of Hope	5.623%	11/15/43	75	101
	City of Hope	4.378%	8/15/48	100	116
	CommonSpirit Health	2.950%	11/1/22	75	78
	CommonSpirit Health	2.760%	10/1/24	100	106
	CommonSpirit Health	2.782%	10/1/30	500	503
[3]	CommonSpirit Health	4.350%	11/1/42	225	249
[8]	CommonSpirit Health	3.817%	10/1/49	50	53
	CommonSpirit Health	4.187%	10/1/49	200	216
	Community Health Network Inc.	3.099%	5/1/50	250	232
	Cottage Health Obligated Group	3.304%	11/1/49	100	102
	CVS Health Corp.	3.500%	7/20/22	350	362
	CVS Health Corp.	2.750%	12/1/22	150	155
	CVS Health Corp.	4.750%	12/1/22	150	159
	CVS Health Corp.	3.700%	3/9/23	934	990
	CVS Health Corp.	3.375%	8/12/24	275	295
	CVS Health Corp.	3.875%	7/20/25	573	633
	CVS Health Corp.	2.875%	6/1/26	425	450
	CVS Health Corp.	3.000%	8/15/26	450	479
	CVS Health Corp.	1.300%	8/21/27	400	385
	CVS Health Corp.	4.300%	3/25/28	1,742	1,972
	CVS Health Corp.	3.250%	8/15/29	360	378
	CVS Health Corp.	1.750%	8/21/30	225	209

	Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
CVS Health Corp.	1.875%	2/28/31	500	469
CVS Health Corp.	4.875%	7/20/35	125	147
CVS Health Corp.	4.780%	3/25/38	1,000	1,179
CVS Health Corp.	6.125%	9/15/39	75	100
CVS Health Corp.	4.125%	4/1/40	200	220
CVS Health Corp.	2.700%	8/21/40	275	254
CVS Health Corp.	5.300%	12/5/43	150	184
CVS Health Corp.	5.125%	7/20/45	1,025	1,255
CVS Health Corp.	5.050%	3/25/48	1,400	1,718
CVS Health Corp.	4.250%	4/1/50	300	339
Danaher Corp.	3.350%	9/15/25	100	108
Danaher Corp.	4.375%	9/15/45	75	87
Danaher Corp.	2.600%	10/1/50	500	441
Dartmouth-Hitchcock Health	4.178%	8/1/48	100	111
DENTSPLY SIRONA Inc.	3.250%	6/1/30	150	156
DH Europe Finance II Sarl	2.050%	11/15/22	250	256
DH Europe Finance II Sarl	2.200%	11/15/24	250	260
DH Europe Finance II Sarl	2.600%	11/15/29	150	153
DH Europe Finance II Sarl	3.250%	11/15/39	175	178
Dignity Health	3.125%	11/1/22	50	52
Dignity Health	3.812%	11/1/24	100	108
Dignity Health	4.500%	11/1/42	100	114
Dignity Health	5.267%	11/1/64	50	62
Duke University Health System Inc.	3.920%	6/1/47	100	113
Edwards Lifesciences Corp.	4.300%	6/15/28	100	112
Eli Lilly and Co.	2.350%	5/15/22	50	51
Eli Lilly and Co.	2.750%	6/1/25	71	76
Eli Lilly and Co.	3.375%	3/15/29	225	247
Eli Lilly and Co.	3.950%	3/15/49	300	338
Eli Lilly and Co.	2.250%	5/15/50	400	341
Eli Lilly and Co.	4.150%	3/15/59	350	415
Eli Lilly and Co.	2.500%	9/15/60	250	212
Gilead Sciences Inc.	3.250%	9/1/22	375	388
Gilead Sciences Inc.	2.500%	9/1/23	300	313
Gilead Sciences Inc.	3.700%	4/1/24	470	506
Gilead Sciences Inc.	3.650%	3/1/26	575	631
Gilead Sciences Inc.	2.950%	3/1/27	525	558
Gilead Sciences Inc.	4.600%	9/1/35	575	675
Gilead Sciences Inc.	4.000%	9/1/36	350	386
Gilead Sciences Inc.	5.650%	12/1/41	175	233
Gilead Sciences Inc.	4.800%	4/1/44	400	475
Gilead Sciences Inc.	4.500%	2/1/45	325	380
Gilead Sciences Inc.	4.750%	3/1/46	455	549
Gilead Sciences Inc.	4.150%	3/1/47	475	530
GlaxoSmithKline Capital Inc.	2.800%	3/18/23	50	52
GlaxoSmithKline Capital Inc.	3.375%	5/15/23	225	239
GlaxoSmithKline Capital Inc.	3.625%	5/15/25	604	663
GlaxoSmithKline Capital Inc.	3.875%	5/15/28	375	422
GlaxoSmithKline Capital Inc.	5.375%	4/15/34	85	112
GlaxoSmithKline Capital Inc.	6.375%	5/15/38	550	801
GlaxoSmithKline Capital Inc.	4.200%	3/18/43	100	117
GlaxoSmithKline Capital plc	2.850%	5/8/22	100	103
GlaxoSmithKline Capital plc	2.875%	6/1/22	350	360
GlaxoSmithKline Capital plc	0.534%	10/1/23	500	501
GlaxoSmithKline Capital plc	3.000%	6/1/24	200	214
GlaxoSmithKline Capital plc	3.375%	6/1/29	25	27
Hackensack Meridian Health Inc.	2.675%	9/1/41	250	234
Hackensack Meridian Health Inc.	4.211%	7/1/48	125	147

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	Hackensack Meridian Health Inc.	4.500%	7/1/57	50	62
[3]	Hartford HealthCare Corp.	3.447%	7/1/54	75	73
	HCA Inc.	4.750%	5/1/23	250	269
	HCA Inc.	5.000%	3/15/24	425	472
	HCA Inc.	5.250%	4/15/25	320	365
	HCA Inc.	5.250%	6/15/26	325	373
	HCA Inc.	4.500%	2/15/27	125	140
	HCA Inc.	4.125%	6/15/29	405	448
	HCA Inc.	5.125%	6/15/39	200	240
	HCA Inc.	5.500%	6/15/47	425	524
	HCA Inc.	5.250%	6/15/49	300	367
	Hospital Special Surgery	2.667%	10/1/50	10	9
	Humana Inc.	2.900%	12/15/22	150	155
	Humana Inc.	3.850%	10/1/24	326	356
	Humana Inc.	3.950%	3/15/27	150	167
	Humana Inc.	4.875%	4/1/30	135	158
	Humana Inc.	4.625%	12/1/42	110	127
	Humana Inc.	4.950%	10/1/44	270	325
	Humana Inc.	3.950%	8/15/49	40	43
	IHC Health Services Inc.	4.131%	5/15/48	100	119
	Illumina Inc.	2.550%	3/23/31	250	248
	Indiana University Health Inc. Obligated Group	3.970%	11/1/48	125	143
	Iowa Health System	3.665%	2/15/50	125	132
	Johns Hopkins Health System Corp.	3.837%	5/15/46	125	140
	Johnson & Johnson	2.050%	3/1/23	125	129
	Johnson & Johnson	3.375%	12/5/23	200	216
	Johnson & Johnson	2.625%	1/15/25	250	266
	Johnson & Johnson	0.550%	9/1/25	500	494
	Johnson & Johnson	2.450%	3/1/26	350	371
	Johnson & Johnson	2.950%	3/3/27	200	217
	Johnson & Johnson	0.950%	9/1/27	500	484
	Johnson & Johnson	2.900%	1/15/28	100	107
	Johnson & Johnson	6.950%	9/1/29	75	104
	Johnson & Johnson	1.300%	9/1/30	500	468
	Johnson & Johnson	4.950%	5/15/33	150	191
	Johnson & Johnson	4.375%	12/5/33	175	211
	Johnson & Johnson	3.550%	3/1/36	175	195
	Johnson & Johnson	3.625%	3/3/37	300	336
	Johnson & Johnson	5.950%	8/15/37	200	280
	Johnson & Johnson	3.400%	1/15/38	200	219
	Johnson & Johnson	2.100%	9/1/40	250	224
	Johnson & Johnson	4.500%	9/1/40	150	185
	Johnson & Johnson	4.850%	5/15/41	75	95
	Johnson & Johnson	4.500%	12/5/43	200	247
	Johnson & Johnson	3.700%	3/1/46	350	395
	Johnson & Johnson	3.750%	3/3/47	250	285
	Johnson & Johnson	3.500%	1/15/48	150	162
	Johnson & Johnson	2.250%	9/1/50	500	445
	Kaiser Foundation Hospitals	3.500%	4/1/22	50	52
	Kaiser Foundation Hospitals	3.150%	5/1/27	100	109
	Kaiser Foundation Hospitals	4.875%	4/1/42	235	299
	Kaiser Foundation Hospitals	4.150%	5/1/47	150	175
	Kaiser Foundation Hospitals	3.266%	11/1/49	225	232
	Koninklijke KPN NV	6.875%	3/11/38	100	147
	Koninklijke Philips NV	5.000%	3/15/42	150	190
	Laboratory Corp. of America Holdings	3.750%	8/23/22	25	26
	Laboratory Corp. of America Holdings	3.250%	9/1/24	150	160

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	Laboratory Corp. of America Holdings	2.300%	12/1/24	100	104
	Laboratory Corp. of America Holdings	3.600%	2/1/25	200	216
	Laboratory Corp. of America Holdings	3.600%	9/1/27	100	110
	Laboratory Corp. of America Holdings	2.950%	12/1/29	125	129
	Laboratory Corp. of America Holdings	4.700%	2/1/45	195	221
	Mass General Brigham Inc.	3.192%	7/1/49	150	150
	Mass General Brigham Inc.	3.342%	7/1/60	250	254
	Mayo Clinic	3.774%	11/15/43	75	83
	Mayo Clinic	4.128%	11/15/52	50	60
	Mayo Clinic	3.196%	11/15/61	250	247
	McKesson Corp.	3.796%	3/15/24	200	217
	McKesson Corp.	0.900%	12/3/25	500	488
	McKesson Corp.	3.950%	2/16/28	200	222
[3]	MedStar Health Inc.	3.626%	8/15/49	75	77
	Medtronic Inc.	3.500%	3/15/25	279	306
	Medtronic Inc.	4.375%	3/15/35	411	493
	Medtronic Inc.	4.625%	3/15/45	344	435
	Memorial Health Services	3.447%	11/1/49	150	158
	Memorial Sloan-Kettering Cancer Center	2.955%	1/1/50	100	95
	Memorial Sloan-Kettering Cancer Center	4.125%	7/1/52	150	176
	Memorial Sloan-Kettering Cancer Center	4.200%	7/1/55	25	30
	Merck & Co. Inc.	2.400%	9/15/22	250	256
	Merck & Co. Inc.	2.800%	5/18/23	325	342
	Merck & Co. Inc.	2.900%	3/7/24	25	27
	Merck & Co. Inc.	2.750%	2/10/25	740	788
	Merck & Co. Inc.	0.750%	2/24/26	150	148
	Merck & Co. Inc.	3.400%	3/7/29	375	413
	Merck & Co. Inc.	1.450%	6/24/30	210	198
	Merck & Co. Inc.	6.500%	12/1/33	125	180
	Merck & Co. Inc.	3.900%	3/7/39	200	228
	Merck & Co. Inc.	3.600%	9/15/42	100	108
	Merck & Co. Inc.	4.150%	5/18/43	200	235
	Merck & Co. Inc.	3.700%	2/10/45	525	576
	Merck & Co. Inc.	4.000%	3/7/49	300	346
	Merck & Co. Inc.	2.450%	6/24/50	300	266
	Mercy Health	4.302%	7/1/28	25	29
	Methodist Hospital	2.705%	12/1/50	300	277
[3]	Montefiore Obligated Group	5.246%	11/1/48	150	171
	Mount Sinai Hospitals Group Inc.	3.391%	7/1/50	500	491
	MultiCare Health System	2.803%	8/15/50	250	228
	Mylan Inc.	4.200%	11/29/23	100	108
	Mylan Inc.	5.400%	11/29/43	100	117
	Mylan Inc.	5.200%	4/15/48	175	202
	New York and Presbyterian Hospital	4.024%	8/1/45	130	150
	New York and Presbyterian Hospital	4.063%	8/1/56	75	88
	New York and Presbyterian Hospital	2.606%	8/1/60	300	262
	New York and Presbyterian Hospital	3.954%	8/1/19	125	134
	Northwell Healthcare Inc.	3.979%	11/1/46	100	107
	Northwell Healthcare Inc.	4.260%	11/1/47	200	223
	Northwell Healthcare Inc.	3.809%	11/1/49	100	104
	Novartis Capital Corp.	2.400%	5/17/22	400	408
	Novartis Capital Corp.	2.400%	9/21/22	175	180
	Novartis Capital Corp.	3.400%	5/6/24	400	433
	Novartis Capital Corp.	1.750%	2/14/25	200	206
	Novartis Capital Corp.	3.000%	11/20/25	350	377
	Novartis Capital Corp.	2.000%	2/14/27	525	540
	Novartis Capital Corp.	3.100%	5/17/27	175	189
	Novartis Capital Corp.	2.200%	8/14/30	410	412

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	Novartis Capital Corp.	3.700%	9/21/42	100	110
	Novartis Capital Corp.	4.400%	5/6/44	375	456
	Novartis Capital Corp.	4.000%	11/20/45	225	259
	Novartis Capital Corp.	2.750%	8/14/50	75	71
	NYU Langone Hospitals	4.784%	7/1/44	100	122
[3]	NYU Langone Hospitals	4.368%	7/1/47	110	124
	NYU Langone Hospitals	3.380%	7/1/55	200	194
[3]	OhioHealth Corp.	3.042%	11/15/50	100	99
	Orlando Health Obligated Group	4.089%	10/1/48	50	56
	PeaceHealth Obligated Group	4.787%	11/15/48	75	94
	PeaceHealth Obligated Group	3.218%	11/15/50	200	195
	PerkinElmer Inc.	3.300%	9/15/29	175	184
	PerkinElmer Inc.	3.625%	3/15/51	150	155
	Perrigo Finance Unlimited Co.	3.900%	12/15/24	200	213
	Perrigo Finance Unlimited Co.	4.375%	3/15/26	225	244
	Perrigo Finance Unlimited Co.	4.900%	12/15/44	80	79
	Pfizer Inc.	3.200%	9/15/23	125	133
	Pfizer Inc.	2.950%	3/15/24	150	161
	Pfizer Inc.	3.400%	5/15/24	100	108
	Pfizer Inc.	0.800%	5/28/25	125	124
	Pfizer Inc.	2.750%	6/3/26	590	632
	Pfizer Inc.	3.600%	9/15/28	200	221
	Pfizer Inc.	3.450%	3/15/29	375	411
	Pfizer Inc.	2.625%	4/1/30	300	310
	Pfizer Inc.	1.700%	5/28/30	225	215
	Pfizer Inc.	4.000%	12/15/36	300	341
	Pfizer Inc.	4.100%	9/15/38	150	172
	Pfizer Inc.	3.900%	3/15/39	125	142
	Pfizer Inc.	7.200%	3/15/39	425	661
	Pfizer Inc.	2.550%	5/28/40	200	190
	Pfizer Inc.	4.300%	6/15/43	125	146
	Pfizer Inc.	4.400%	5/15/44	200	238
	Pfizer Inc.	4.125%	12/15/46	250	292
	Pfizer Inc.	4.200%	9/15/48	350	407
	Pfizer Inc.	4.000%	3/15/49	175	202
	Pfizer Inc.	2.700%	5/28/50	350	326
	Pharmacia LLC	6.600%	12/1/28	175	230
	Providence St. Joseph Health Obligated Group	2.746%	10/1/26	50	53
	Providence St. Joseph Health Obligated Group	2.532%	10/1/29	150	153
[3]	Providence St. Joseph Health Obligated Group	3.744%	10/1/47	75	80
[3]	Providence St. Joseph Health Obligated Group	3.930%	10/1/48	75	83
	Quest Diagnostics Inc.	4.250%	4/1/24	100	109
	Quest Diagnostics Inc.	3.500%	3/30/25	100	108
	Quest Diagnostics Inc.	3.450%	6/1/26	125	136
	Quest Diagnostics Inc.	4.200%	6/30/29	140	158
	Quest Diagnostics Inc.	2.950%	6/30/30	160	164
	Quest Diagnostics Inc.	2.800%	6/30/31	125	127
	Quest Diagnostics Inc.	5.750%	1/30/40	13	16
	Quest Diagnostics Inc.	4.700%	3/30/45	25	29
	Regeneron Pharmaceuticals Inc.	1.750%	9/15/30	500	461
[7]	Royalty Pharma plc	0.750%	9/2/23	300	299
[7]	Royalty Pharma plc	1.200%	9/2/25	300	294
[7]	Royalty Pharma plc	2.200%	9/2/30	300	286
[7]	Royalty Pharma plc	3.550%	9/2/50	350	336

	Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
Rush Obligated Group	3.922%	11/15/29	75	84
RWJ Barnabas Health Inc.	3.949%	7/1/46	100	109
RWJ Barnabas Health Inc.	3.477%	7/1/49	25	25
Sanofi	3.375%	6/19/23	225	239
Sanofi	3.625%	6/19/28	225	250
Seattle Children's Hospital	2.719%	10/1/50	200	185
Shire Acquisitions Investments Ireland DAC	2.875%	9/23/23	1,425	1,498
Shire Acquisitions Investments Ireland DAC	3.200%	9/23/26	575	619
Smith & Nephew plc	2.032%	10/14/30	300	282
Spectrum Health System Obligated Group	3.487%	7/15/49	75	77
SSM Health Care Corp.	3.688%	6/1/23	150	159
SSM Health Care Corp.	3.823%	6/1/27	100	112
Stanford Health Care	3.795%	11/15/48	125	139
Stryker Corp.	3.375%	5/15/24	213	229
Stryker Corp.	1.150%	6/15/25	100	100
Stryker Corp.	3.375%	11/1/25	140	152
Stryker Corp.	3.500%	3/15/26	183	200
Stryker Corp.	3.650%	3/7/28	50	55
Stryker Corp.	4.100%	4/1/43	75	84
Stryker Corp.	4.375%	5/15/44	50	58
Stryker Corp.	4.625%	3/15/46	175	211
Stryker Corp.	2.900%	6/15/50	100	95
Sutter Health	1.321%	8/15/25	500	499
Sutter Health	3.695%	8/15/28	75	82
Sutter Health	4.091%	8/15/48	75	83
Takeda Pharmaceutical Co. Ltd.	4.400%	11/26/23	200	218
Takeda Pharmaceutical Co. Ltd.	5.000%	11/26/28	405	478
Takeda Pharmaceutical Co. Ltd.	2.050%	3/31/30	500	481
Takeda Pharmaceutical Co. Ltd.	3.025%	7/9/40	400	386
Takeda Pharmaceutical Co. Ltd.	3.175%	7/9/50	610	581
Takeda Pharmaceutical Co. Ltd.	3.375%	7/9/60	200	192
Texas Health Resources	2.328%	11/15/50	300	245
Thermo Fisher Scientific Inc.	4.133%	3/25/25	230	255
Thermo Fisher Scientific Inc.	3.650%	12/15/25	400	438
Thermo Fisher Scientific Inc.	2.950%	9/19/26	200	214
Thermo Fisher Scientific Inc.	3.200%	8/15/27	50	54
Thermo Fisher Scientific Inc.	2.600%	10/1/29	225	229
Thermo Fisher Scientific Inc.	4.497%	3/25/30	85	99
Thermo Fisher Scientific Inc.	5.300%	2/1/44	185	243
Toledo Hospital	5.325%	11/15/28	50	58
Toledo Hospital	6.015%	11/15/48	75	90
Trinity Health Corp.	4.125%	12/1/45	85	98
UnitedHealth Group Inc.	3.350%	7/15/22	180	187
UnitedHealth Group Inc.	2.375%	10/15/22	150	155
UnitedHealth Group Inc.	2.750%	2/15/23	175	181
UnitedHealth Group Inc.	2.875%	3/15/23	25	26
UnitedHealth Group Inc.	3.500%	6/15/23	100	107
UnitedHealth Group Inc.	3.500%	2/15/24	100	108
UnitedHealth Group Inc.	2.375%	8/15/24	300	315
UnitedHealth Group Inc.	3.750%	7/15/25	950	1,050
UnitedHealth Group Inc.	3.700%	12/15/25	75	83
UnitedHealth Group Inc.	3.100%	3/15/26	225	244
UnitedHealth Group Inc.	3.450%	1/15/27	175	194
UnitedHealth Group Inc.	3.375%	4/15/27	350	384
UnitedHealth Group Inc.	2.950%	10/15/27	150	161

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	UnitedHealth Group Inc.	3.850%	6/15/28	400	448
	UnitedHealth Group Inc.	3.875%	12/15/28	150	168
	UnitedHealth Group Inc.	2.875%	8/15/29	150	158
	UnitedHealth Group Inc.	2.000%	5/15/30	755	740
	UnitedHealth Group Inc.	4.625%	7/15/35	175	211
	UnitedHealth Group Inc.	6.500%	6/15/37	50	72
	UnitedHealth Group Inc.	6.625%	11/15/37	125	184
	UnitedHealth Group Inc.	6.875%	2/15/38	245	365
	UnitedHealth Group Inc.	3.500%	8/15/39	240	259
	UnitedHealth Group Inc.	2.750%	5/15/40	200	196
	UnitedHealth Group Inc.	5.950%	2/15/41	60	83
	UnitedHealth Group Inc.	4.625%	11/15/41	110	133
	UnitedHealth Group Inc.	4.375%	3/15/42	50	58
	UnitedHealth Group Inc.	3.950%	10/15/42	175	198
	UnitedHealth Group Inc.	4.250%	3/15/43	125	147
	UnitedHealth Group Inc.	4.750%	7/15/45	305	383
	UnitedHealth Group Inc.	4.200%	1/15/47	210	244
	UnitedHealth Group Inc.	4.250%	4/15/47	290	335
	UnitedHealth Group Inc.	4.250%	6/15/48	300	348
	UnitedHealth Group Inc.	4.450%	12/15/48	150	181
	UnitedHealth Group Inc.	3.700%	8/15/49	310	329
	UnitedHealth Group Inc.	2.900%	5/15/50	250	242
	UnitedHealth Group Inc.	3.875%	8/15/59	420	462
	UnitedHealth Group Inc.	3.125%	5/15/60	250	242
[7]	Universal Health Services Inc.	2.650%	10/15/30	300	289
	UPMC	3.600%	4/3/25	125	137
	Utah Acquisition Sub Inc.	3.950%	6/15/26	375	412
	Utah Acquisition Sub Inc.	5.250%	6/15/46	225	264
[7]	Viatris Inc.	1.125%	6/22/22	200	201
[7]	Viatris Inc.	1.650%	6/22/25	175	176
[7]	Viatris Inc.	2.300%	6/22/27	175	177
[7]	Viatris Inc.	2.700%	6/22/30	525	518
[7]	Viatris Inc.	3.850%	6/22/40	525	537
[7]	Viatris Inc.	4.000%	6/22/50	500	510
[3]	Willis-Knighton Medical Center	4.813%	9/1/48	50	60
	Wyeth LLC	7.250%	3/1/23	250	282
	Wyeth LLC	6.450%	2/1/24	300	348
	Wyeth LLC	6.500%	2/1/34	150	214
	Wyeth LLC	6.000%	2/15/36	85	116
	Wyeth LLC	5.950%	4/1/37	385	536
	Zeneca Wilmington Inc.	7.000%	11/15/23	25	29
	Zimmer Biomet Holdings Inc.	3.150%	4/1/22	175	179
	Zimmer Biomet Holdings Inc.	3.700%	3/19/23	50	53
	Zimmer Biomet Holdings Inc.	3.550%	4/1/25	350	379
	Zimmer Biomet Holdings Inc.	5.750%	11/30/39	50	65
	Zimmer Biomet Holdings Inc.	4.450%	8/15/45	150	166
	Zoetis Inc.	3.250%	2/1/23	350	365
	Zoetis Inc.	4.500%	11/13/25	100	113
	Zoetis Inc.	3.000%	9/12/27	150	159
	Zoetis Inc.	3.900%	8/20/28	100	111
	Zoetis Inc.	2.000%	5/15/30	150	144
	Zoetis Inc.	4.700%	2/1/43	175	211
	Zoetis Inc.	3.950%	9/12/47	150	165
	Zoetis Inc.	4.450%	8/20/48	75	89
	Zoetis Inc.	3.000%	5/15/50	125	120
					155,120
Industrials (2.4%)
	3M Co.	1.750%	2/14/23	200	205

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	3M Co.	2.250%	3/15/23	175	181
	3M Co.	3.250%	2/14/24	100	108
	3M Co.	2.000%	2/14/25	150	156
	3M Co.	2.650%	4/15/25	100	106
	3M Co.	3.000%	8/7/25	100	108
	3M Co.	2.250%	9/19/26	150	157
	3M Co.	2.875%	10/15/27	125	134
	3M Co.	3.375%	3/1/29	150	162
	3M Co.	2.375%	8/26/29	250	255
	3M Co.	3.050%	4/15/30	115	122
	3M Co.	3.125%	9/19/46	75	74
	3M Co.	3.625%	10/15/47	100	107
	3M Co.	4.000%	9/14/48	250	283
	3M Co.	3.250%	8/26/49	375	381
	3M Co.	3.700%	4/15/50	125	136
	Allegion plc	3.500%	10/1/29	75	79
	Allegion US Holding Co. Inc.	3.550%	10/1/27	175	185
[3]	American Airlines Class A Series 2016-3 Pass Through Trust	3.250%	4/15/30	41	40
[3]	American Airlines Class AA Series 2015-2 Pass Through Trust	3.600%	3/22/29	42	42
[3]	American Airlines Class AA Series 2016-1 Pass Through Trust	3.575%	7/15/29	118	118
[3]	American Airlines Class AA Series 2016-3 Pass Through Trust	3.000%	4/15/30	123	122
[3]	American Airlines Class AA Series 2017-1 Pass Through Trust	3.650%	8/15/30	40	41
[3]	American Airlines Class AA Series 2019-1 Pass Through Trust	3.150%	8/15/33	47	47
	Amphenol Corp.	3.200%	4/1/24	50	53
	Amphenol Corp.	2.050%	3/1/25	40	41
	Amphenol Corp.	4.350%	6/1/29	100	113
	Amphenol Corp.	2.800%	2/15/30	275	281
	Block Financial LLC	5.500%	11/1/22	100	105
	Block Financial LLC	5.250%	10/1/25	100	112
	Block Financial LLC	3.875%	8/15/30	200	206
	BNSF Funding Trust I	6.613%	12/15/55	65	74
	Boeing Co.	2.700%	5/1/22	75	77
	Boeing Co.	1.167%	2/4/23	300	301
	Boeing Co.	2.800%	3/1/23	400	415
	Boeing Co.	4.508%	5/1/23	625	669
	Boeing Co.	1.875%	6/15/23	200	204
	Boeing Co.	1.950%	2/1/24	500	512
	Boeing Co.	1.433%	2/4/24	500	500
	Boeing Co.	2.800%	3/1/24	75	78
	Boeing Co.	2.850%	10/30/24	100	105
	Boeing Co.	2.500%	3/1/25	145	149
	Boeing Co.	4.875%	5/1/25	795	886
	Boeing Co.	2.196%	2/4/26	1,200	1,194
	Boeing Co.	3.100%	5/1/26	100	104
	Boeing Co.	2.250%	6/15/26	50	50
	Boeing Co.	2.700%	2/1/27	195	198
	Boeing Co.	2.800%	3/1/27	50	51
	Boeing Co.	5.040%	5/1/27	360	409
	Boeing Co.	3.250%	3/1/28	100	102
	Boeing Co.	3.450%	11/1/28	60	62
	Boeing Co.	3.200%	3/1/29	200	201
	Boeing Co.	2.950%	2/1/30	190	188
	Boeing Co.	5.150%	5/1/30	945	1,088

	Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
Boeing Co.	3.625%	2/1/31	275	286
Boeing Co.	6.125%	2/15/33	75	91
Boeing Co.	3.600%	5/1/34	350	350
Boeing Co.	3.250%	2/1/35	190	184
Boeing Co.	6.625%	2/15/38	50	63
Boeing Co.	3.550%	3/1/38	50	48
Boeing Co.	3.500%	3/1/39	75	71
Boeing Co.	6.875%	3/15/39	100	133
Boeing Co.	5.875%	2/15/40	75	91
Boeing Co.	5.705%	5/1/40	740	905
Boeing Co.	3.375%	6/15/46	75	66
Boeing Co.	3.650%	3/1/47	150	136
Boeing Co.	3.625%	3/1/48	75	69
Boeing Co.	3.850%	11/1/48	60	58
Boeing Co.	3.900%	5/1/49	150	145
Boeing Co.	3.750%	2/1/50	150	143
Boeing Co.	5.805%	5/1/50	1,130	1,424
Boeing Co.	3.825%	3/1/59	200	186
Boeing Co.	3.950%	8/1/59	75	72
Boeing Co.	5.930%	5/1/60	735	941
Burlington Northern Santa Fe LLC	3.050%	9/1/22	150	155
Burlington Northern Santa Fe LLC	3.000%	3/15/23	175	183
Burlington Northern Santa Fe LLC	3.850%	9/1/23	75	80
Burlington Northern Santa Fe LLC	3.750%	4/1/24	200	217
Burlington Northern Santa Fe LLC	3.400%	9/1/24	150	162
Burlington Northern Santa Fe LLC	3.000%	4/1/25	100	107
Burlington Northern Santa Fe LLC	3.650%	9/1/25	75	82
Burlington Northern Santa Fe LLC	3.250%	6/15/27	225	244
Burlington Northern Santa Fe LLC	6.200%	8/15/36	125	173
Burlington Northern Santa Fe LLC	5.050%	3/1/41	125	155
Burlington Northern Santa Fe LLC	5.400%	6/1/41	250	323
Burlington Northern Santa Fe LLC	4.400%	3/15/42	250	290
Burlington Northern Santa Fe LLC	4.375%	9/1/42	200	232
Burlington Northern Santa Fe LLC	4.450%	3/15/43	175	206
Burlington Northern Santa Fe LLC	5.150%	9/1/43	125	159
Burlington Northern Santa Fe LLC	4.900%	4/1/44	100	125
Burlington Northern Santa Fe LLC	4.550%	9/1/44	150	178
Burlington Northern Santa Fe LLC	4.150%	4/1/45	125	141
Burlington Northern Santa Fe LLC	4.700%	9/1/45	75	92
Burlington Northern Santa Fe LLC	3.900%	8/1/46	150	163
Burlington Northern Santa Fe LLC	4.125%	6/15/47	125	140
Burlington Northern Santa Fe LLC	4.050%	6/15/48	375	417
Burlington Northern Santa Fe LLC	4.150%	12/15/48	200	226
Burlington Northern Santa Fe LLC	3.550%	2/15/50	400	419
Burlington Northern Santa Fe LLC	3.050%	2/15/51	200	194
Canadian National Railway Co.	2.950%	11/21/24	233	249
Canadian National Railway Co.	6.250%	8/1/34	75	105
Canadian National Railway Co.	6.200%	6/1/36	75	103
Canadian National Railway Co.	6.375%	11/15/37	100	143
Canadian National Railway Co.	3.200%	8/2/46	175	176
Canadian National Railway Co.	3.650%	2/3/48	125	135
Canadian National Railway Co.	2.450%	5/1/50	175	153
Canadian Pacific Railway Co.	4.450%	3/15/23	225	239
Canadian Pacific Railway Co.	2.050%	3/5/30	200	193
Canadian Pacific Railway Co.	7.125%	10/15/31	100	139
Canadian Pacific Railway Co.	5.950%	5/15/37	450	602
Canadian Pacific Railway Co.	6.125%	9/15/15	120	175
Carrier Global Corp.	2.242%	2/15/25	400	413

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	Carrier Global Corp.	2.493%	2/15/27	250	260
	Carrier Global Corp.	2.722%	2/15/30	600	605
	Carrier Global Corp.	3.377%	4/5/40	300	299
	Carrier Global Corp.	3.577%	4/5/50	400	395
	Caterpillar Financial Services Corp.	0.950%	5/13/22	150	151
	Caterpillar Financial Services Corp.	2.400%	6/6/22	150	154
	Caterpillar Financial Services Corp.	1.950%	11/18/22	350	359
	Caterpillar Financial Services Corp.	2.550%	11/29/22	200	207
	Caterpillar Financial Services Corp.	3.450%	5/15/23	200	213
	Caterpillar Financial Services Corp.	0.650%	7/7/23	250	251
	Caterpillar Financial Services Corp.	3.650%	12/7/23	70	76
	Caterpillar Financial Services Corp.	2.850%	5/17/24	125	133
	Caterpillar Financial Services Corp.	3.300%	6/9/24	250	270
	Caterpillar Financial Services Corp.	2.150%	11/8/24	300	313
	Caterpillar Financial Services Corp.	3.250%	12/1/24	477	516
	Caterpillar Financial Services Corp.	1.450%	5/15/25	100	102
	Caterpillar Financial Services Corp.	0.800%	11/13/25	500	490
	Caterpillar Financial Services Corp.	0.900%	3/2/26	500	491
	Caterpillar Financial Services Corp.	2.400%	8/9/26	100	105
	Caterpillar Financial Services Corp.	3.250%	9/19/49	200	205
	Caterpillar Inc.	3.400%	5/15/24	150	162
	Caterpillar Inc.	2.600%	9/19/29	200	205
	Caterpillar Inc.	2.600%	4/9/30	120	123
	Caterpillar Inc.	6.050%	8/15/36	100	137
	Caterpillar Inc.	5.200%	5/27/41	150	194
	Caterpillar Inc.	3.803%	8/15/42	243	272
	Caterpillar Inc.	3.250%	4/9/50	240	242
	Caterpillar Inc.	4.750%	5/15/64	100	130
	Cintas Corp. No. 2	2.900%	4/1/22	100	102
	Cintas Corp. No. 2	3.250%	6/1/22	75	77
	Cintas Corp. No. 2	3.700%	4/1/27	175	194
	CNH Industrial Capital LLC	1.950%	7/2/23	75	77
	CNH Industrial Capital LLC	4.200%	1/15/24	675	734
	CNH Industrial NV	3.850%	11/15/27	100	111
[3]	Continental Airlines Class A Series 2007-1 Pass Through Trust	5.983%	10/19/23	39	40
[3]	Continental Airlines Class A Series 2012-2 Pass Through Trust	4.000%	4/29/26	32	33
	Crane Co.	4.450%	12/15/23	50	54
	Crane Co.	4.200%	3/15/48	125	125
	CSX Corp.	3.400%	8/1/24	62	67
	CSX Corp.	3.350%	11/1/25	150	163
	CSX Corp.	3.250%	6/1/27	150	162
	CSX Corp.	3.800%	3/1/28	350	386
	CSX Corp.	4.250%	3/15/29	200	227
	CSX Corp.	2.400%	2/15/30	172	173
	CSX Corp.	6.220%	4/30/40	152	211
	CSX Corp.	5.500%	4/15/41	225	290
	CSX Corp.	4.750%	5/30/42	210	251
	CSX Corp.	4.100%	3/15/44	150	166
	CSX Corp.	4.300%	3/1/48	250	285
	CSX Corp.	4.750%	11/15/48	200	240
	CSX Corp.	4.500%	3/15/49	225	260
	CSX Corp.	3.350%	9/15/49	125	123
	CSX Corp.	3.800%	4/15/50	200	213
	CSX Corp.	3.950%	5/1/50	125	135
	CSX Corp.	4.500%	8/1/54	25	29
	CSX Corp.	4.250%	11/1/66	150	170

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	CSX Corp.	4.650%	3/1/68	75	91
	Cummins Inc.	0.750%	9/1/25	400	393
	Cummins Inc.	1.500%	9/1/30	300	279
	Cummins Inc.	2.600%	9/1/50	200	179
	Deere & Co.	2.600%	6/8/22	125	128
	Deere & Co.	2.750%	4/15/25	100	106
	Deere & Co.	5.375%	10/16/29	125	155
	Deere & Co.	7.125%	3/3/31	100	140
	Deere & Co.	3.900%	6/9/42	250	282
	Deere & Co.	2.875%	9/7/49	200	193
	Deere & Co.	3.750%	4/15/50	175	196
[3]	Delta Air Lines Class A Series 2007-1 Pass Through Trust	6.821%	2/10/24	92	95
[3]	Delta Air Lines Class AA Series 2015-1 Pass Through Trust	3.625%	1/30/29	38	40
	Delta Air Lines Class AA Series 2019-1 Pass Through Trust	3.204%	10/25/25	75	77
[3]	Delta Air Lines Class AA Series 2020-1 Pass Through Trust	2.000%	12/10/29	145	146
	Dover Corp.	3.150%	11/15/25	200	215
	Dover Corp.	2.950%	11/4/29	75	78
	Dover Corp.	6.600%	3/15/38	75	100
	Eaton Corp.	2.750%	11/2/22	300	311
	Eaton Corp.	3.103%	9/15/27	125	134
	Eaton Corp.	4.000%	11/2/32	150	170
	Eaton Corp.	4.150%	11/2/42	150	169
	Eaton Corp.	3.915%	9/15/47	50	54
	Emerson Electric Co.	3.150%	6/1/25	200	216
	Emerson Electric Co.	1.800%	10/15/27	225	226
	Emerson Electric Co.	1.950%	10/15/30	100	97
	Emerson Electric Co.	2.750%	10/15/50	150	137
	FedEx Corp.	2.625%	8/1/22	100	103
	FedEx Corp.	3.800%	5/15/25	500	550
	FedEx Corp.	3.250%	4/1/26	100	108
	FedEx Corp.	3.300%	3/15/27	100	108
	FedEx Corp.	3.100%	8/5/29	200	209
	FedEx Corp.	4.250%	5/15/30	100	114
	FedEx Corp.	3.900%	2/1/35	200	218
	FedEx Corp.	3.875%	8/1/42	125	131
	FedEx Corp.	4.100%	4/15/43	75	81
	FedEx Corp.	5.100%	1/15/44	250	303
	FedEx Corp.	4.100%	2/1/45	125	133
	FedEx Corp.	4.750%	11/15/45	250	288
	FedEx Corp.	4.550%	4/1/46	225	255
	FedEx Corp.	4.400%	1/15/47	125	139
	FedEx Corp.	4.050%	2/15/48	200	214
	FedEx Corp.	4.950%	10/17/48	250	305
	FedEx Corp.	5.250%	5/15/50	250	318
	FedEx Corp.	4.500%	2/1/65	60	65
[3]	FedEx Corp. Class AA Series 2020-1 Pass Through Trust	1.875%	8/20/35	487	469
	Flowserve Corp.	3.500%	9/15/22	250	258
	Flowserve Corp.	4.000%	11/15/23	50	53
	Flowserve Corp.	3.500%	10/1/30	90	91
	Fortive Corp.	3.150%	6/15/26	150	162
	Fortive Corp.	4.300%	6/15/46	100	112
	General Dynamics Corp.	3.375%	5/15/23	200	212
	General Dynamics Corp.	1.875%	8/15/23	300	310
	General Dynamics Corp.	2.375%	11/15/24	320	338

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	General Dynamics Corp.	3.250%	4/1/25	150	162
	General Dynamics Corp.	3.500%	5/15/25	200	218
	General Dynamics Corp.	3.500%	4/1/27	100	110
	General Dynamics Corp.	2.625%	11/15/27	200	212
	General Dynamics Corp.	3.750%	5/15/28	200	223
	General Dynamics Corp.	3.625%	4/1/30	200	221
	General Dynamics Corp.	4.250%	4/1/40	150	175
	General Dynamics Corp.	3.600%	11/15/42	100	108
	General Dynamics Corp.	4.250%	4/1/50	140	167
	General Electric Co.	3.150%	9/7/22	91	95
	General Electric Co.	3.100%	1/9/23	574	599
	General Electric Co.	3.450%	5/15/24	100	107
	General Electric Co.	3.450%	5/1/27	200	217
	General Electric Co.	6.750%	3/15/32	705	934
	General Electric Co.	6.150%	8/7/37	161	208
	General Electric Co.	5.875%	1/14/38	560	723
	General Electric Co.	6.875%	1/10/39	338	473
	General Electric Co.	4.250%	5/1/40	300	329
	General Electric Co.	4.125%	10/9/42	153	162
	General Electric Co.	4.500%	3/11/44	438	484
	General Electric Co.	4.350%	5/1/50	825	916
	Honeywell International Inc.	2.150%	8/8/22	100	102
	Honeywell International Inc.	0.483%	8/19/22	500	500
	Honeywell International Inc.	2.300%	8/15/24	425	448
	Honeywell International Inc.	1.350%	6/1/25	275	279
	Honeywell International Inc.	2.500%	11/1/26	50	53
	Honeywell International Inc.	2.700%	8/15/29	100	104
	Honeywell International Inc.	1.950%	6/1/30	1,000	984
	Honeywell International Inc.	5.700%	3/15/37	200	261
	Honeywell International Inc.	5.375%	3/1/41	150	198
	Honeywell International Inc.	2.800%	6/1/50	225	214
	Hubbell Inc.	3.350%	3/1/26	75	81
	Hubbell Inc.	3.150%	8/15/27	50	54
	Hubbell Inc.	3.500%	2/15/28	175	187
	Huntington Ingalls Industries Inc.	3.844%	5/1/25	100	109
	Huntington Ingalls Industries Inc.	3.483%	12/1/27	125	135
	Huntington Ingalls Industries Inc.	4.200%	5/1/30	200	222
	IDEX Corp.	3.000%	5/1/30	75	77
	Illinois Tool Works Inc.	3.500%	3/1/24	200	216
	Illinois Tool Works Inc.	2.650%	11/15/26	300	319
	Illinois Tool Works Inc.	4.875%	9/15/41	75	95
	Illinois Tool Works Inc.	3.900%	9/1/42	250	284
	JB Hunt Transport Services Inc.	3.300%	8/15/22	100	103
	JB Hunt Transport Services Inc.	3.875%	3/1/26	200	221
[3]	JetBlue Class A Series 2020-1 Pass Through Trust	4.000%	5/15/34	150	162
[3]	JetBlue Class AA Series 2019-1 Pass Through Trust	2.750%	11/15/33	144	144
	John Deere Capital Corp.	1.950%	6/13/22	375	382
	John Deere Capital Corp.	2.150%	9/8/22	400	411
	John Deere Capital Corp.	2.700%	1/6/23	100	104
	John Deere Capital Corp.	2.800%	1/27/23	50	52
	John Deere Capital Corp.	2.800%	3/6/23	100	105
	John Deere Capital Corp.	3.450%	6/7/23	200	213
	John Deere Capital Corp.	0.700%	7/5/23	100	101
	John Deere Capital Corp.	3.650%	10/12/23	50	54
	John Deere Capital Corp.	2.600%	3/7/24	75	79
	John Deere Capital Corp.	2.650%	6/24/24	75	80

	Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
John Deere Capital Corp.	2.050%	1/9/25	350	364
John Deere Capital Corp.	3.450%	3/13/25	300	328
John Deere Capital Corp.	3.400%	9/11/25	75	82
John Deere Capital Corp.	0.700%	1/15/26	300	293
John Deere Capital Corp.	2.650%	6/10/26	100	106
John Deere Capital Corp.	2.250%	9/14/26	125	131
John Deere Capital Corp.	2.800%	9/8/27	150	159
John Deere Capital Corp.	3.050%	1/6/28	100	107
John Deere Capital Corp.	3.450%	3/7/29	50	55
John Deere Capital Corp.	2.800%	7/18/29	150	157
John Deere Capital Corp.	2.450%	1/9/30	325	331
Johnson Controls International plc	3.625%	7/2/24	126	136
Johnson Controls International plc	3.900%	2/14/26	37	41
Johnson Controls International plc	6.000%	1/15/36	39	52
Johnson Controls International plc	4.625%	7/2/44	175	206
Johnson Controls International plc	5.125%	9/14/45	14	17
Johnson Controls International plc	4.500%	2/15/47	100	117
Johnson Controls International plc	4.950%	7/2/64	72	87
Kansas City Southern	3.000%	5/15/23	250	260
Kansas City Southern	2.875%	11/15/29	100	102
Kansas City Southern	4.300%	5/15/43	75	81
Kansas City Southern	4.950%	8/15/45	125	148
Kansas City Southern	4.700%	5/1/48	225	261
Kansas City Southern	3.500%	5/1/50	100	100
Kennametal Inc.	4.625%	6/15/28	120	133
Keysight Technologies Inc.	4.550%	10/30/24	195	217
Keysight Technologies Inc.	4.600%	4/6/27	125	143
Keysight Technologies Inc.	3.000%	10/30/29	100	104
Kirby Corp.	4.200%	3/1/28	300	324
L3Harris Technologies Inc.	3.850%	6/15/23	600	640
L3Harris Technologies Inc.	3.950%	5/28/24	103	112
L3Harris Technologies Inc.	3.832%	4/27/25	200	219
L3Harris Technologies Inc.	3.850%	12/15/26	50	55
L3Harris Technologies Inc.	4.400%	6/15/28	175	198
L3Harris Technologies Inc.	4.854%	4/27/35	100	121
L3Harris Technologies Inc.	6.150%	12/15/40	100	138
L3Harris Technologies Inc.	5.054%	4/27/45	100	123
Legrand France SA	8.500%	2/15/25	68	86
Lennox International Inc.	3.000%	11/15/23	100	106
Lennox International Inc.	1.700%	8/1/27	50	49
Lockheed Martin Corp.	3.100%	1/15/23	100	104
Lockheed Martin Corp.	3.550%	1/15/26	380	418
Lockheed Martin Corp.	1.850%	6/15/30	179	174
Lockheed Martin Corp.	3.600%	3/1/35	150	165
Lockheed Martin Corp.	4.500%	5/15/36	100	120
Lockheed Martin Corp.	6.150%	9/1/36	375	523
Lockheed Martin Corp.	4.070%	12/15/42	270	311
Lockheed Martin Corp.	3.800%	3/1/45	100	110
Lockheed Martin Corp.	4.700%	5/15/46	275	344
Lockheed Martin Corp.	2.800%	6/15/50	175	165
Lockheed Martin Corp.	4.090%	9/15/52	331	384
Norfolk Southern Corp.	3.000%	4/1/22	225	229
Norfolk Southern Corp.	2.903%	2/15/23	48	50
Norfolk Southern Corp.	3.850%	1/15/24	75	81
Norfolk Southern Corp.	3.650%	8/1/25	50	55
Norfolk Southern Corp.	7.800%	5/15/27	60	80
Norfolk Southern Corp.	3.150%	6/1/27	125	135
Norfolk Southern Corp.	3.800%	8/1/28	113	125

	Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
Norfolk Southern Corp.	2.550%	11/1/29	200	203
Norfolk Southern Corp.	4.837%	10/1/41	113	138
Norfolk Southern Corp.	4.450%	6/15/45	75	86
Norfolk Southern Corp.	4.650%	1/15/46	75	89
Norfolk Southern Corp.	4.150%	2/28/48	25	28
Norfolk Southern Corp.	4.100%	5/15/49	73	80
Norfolk Southern Corp.	3.400%	11/1/49	75	74
Norfolk Southern Corp.	3.050%	5/15/50	350	331
Norfolk Southern Corp.	4.050%	8/15/52	239	260
Norfolk Southern Corp.	3.155%	5/15/55	438	407
Northrop Grumman Corp.	3.250%	8/1/23	150	160
Northrop Grumman Corp.	2.930%	1/15/25	275	292
Northrop Grumman Corp.	3.200%	2/1/27	150	162
Northrop Grumman Corp.	3.250%	1/15/28	100	107
Northrop Grumman Corp.	4.400%	5/1/30	290	334
Northrop Grumman Corp.	5.150%	5/1/40	100	124
Northrop Grumman Corp.	5.050%	11/15/40	150	186
Northrop Grumman Corp.	4.750%	6/1/43	275	327
Northrop Grumman Corp.	4.030%	10/15/47	380	422
Northrop Grumman Corp.	5.250%	5/1/50	310	403
Nvent Finance Sarl	3.950%	4/15/23	200	209
Nvent Finance Sarl	4.550%	4/15/28	100	105
Oshkosh Corp.	4.600%	5/15/28	185	208
Oshkosh Corp.	3.100%	3/1/30	60	62
Otis Worldwide Corp.	2.293%	4/5/27	200	205
Otis Worldwide Corp.	2.565%	2/15/30	300	302
Otis Worldwide Corp.	3.112%	2/15/40	600	592
Otis Worldwide Corp.	3.362%	2/15/50	150	147
PACCAR Financial Corp.	2.650%	5/10/22	100	102
PACCAR Financial Corp.	2.300%	8/10/22	50	51
PACCAR Financial Corp.	2.000%	9/26/22	50	51
PACCAR Financial Corp.	3.400%	8/9/23	100	107
PACCAR Financial Corp.	0.350%	8/11/23	500	499
PACCAR Financial Corp.	2.150%	8/15/24	75	79
PACCAR Financial Corp.	1.800%	2/6/25	60	62
Parker-Hannifin Corp.	3.500%	9/15/22	175	183
Parker-Hannifin Corp.	2.700%	6/14/24	110	117
Parker-Hannifin Corp.	3.300%	11/21/24	290	312
Parker-Hannifin Corp.	3.250%	3/1/27	125	135
Parker-Hannifin Corp.	3.250%	6/14/29	75	80
Parker-Hannifin Corp.	6.250%	5/15/38	150	204
Parker-Hannifin Corp.	4.450%	11/21/44	200	232
Parker-Hannifin Corp.	4.000%	6/14/49	185	205
Precision Castparts Corp.	2.500%	1/15/23	200	206
Precision Castparts Corp.	3.250%	6/15/25	175	189
Precision Castparts Corp.	4.375%	6/15/45	200	226
Quanta Services Inc.	2.900%	10/1/30	400	404
Raytheon Technologies Corp.	2.500%	12/15/22	275	283
Raytheon Technologies Corp.	3.200%	3/15/24	175	187
Raytheon Technologies Corp.	3.950%	8/16/25	617	685
Raytheon Technologies Corp.	3.500%	3/15/27	300	328
Raytheon Technologies Corp.	3.125%	5/4/27	225	242
Raytheon Technologies Corp.	7.200%	8/15/27	25	33
Raytheon Technologies Corp.	4.125%	11/16/28	750	844
Raytheon Technologies Corp.	7.500%	9/15/29	125	170
Raytheon Technologies Corp.	2.250%	7/1/30	300	294
Raytheon Technologies Corp.	5.400%	5/1/35	150	189
Raytheon Technologies Corp.	6.050%	6/1/36	100	134

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	Raytheon Technologies Corp.	6.125%	7/15/38	100	136
	Raytheon Technologies Corp.	4.450%	11/16/38	175	203
	Raytheon Technologies Corp.	5.700%	4/15/40	100	131
	Raytheon Technologies Corp.	4.700%	12/15/41	50	59
	Raytheon Technologies Corp.	4.500%	6/1/42	675	789
	Raytheon Technologies Corp.	4.800%	12/15/43	65	77
	Raytheon Technologies Corp.	4.150%	5/15/45	200	220
	Raytheon Technologies Corp.	3.750%	11/1/46	200	211
	Raytheon Technologies Corp.	4.350%	4/15/47	250	284
	Raytheon Technologies Corp.	4.050%	5/4/47	300	334
	Raytheon Technologies Corp.	4.625%	11/16/48	350	419
	Raytheon Technologies Corp.	3.125%	7/1/50	370	355
	Republic Services Inc.	2.500%	8/15/24	200	210
	Republic Services Inc.	0.875%	11/15/25	500	488
	Republic Services Inc.	1.450%	2/15/31	500	454
	Republic Services Inc.	1.750%	2/15/32	175	162
	Republic Services Inc.	6.200%	3/1/40	175	238
	Republic Services Inc.	5.700%	5/15/41	100	132
	Rockwell Automation Inc.	3.500%	3/1/29	100	110
	Rockwell Automation Inc.	4.200%	3/1/49	125	148
	Ryder System Inc.	2.875%	6/1/22	75	77
	Ryder System Inc.	3.400%	3/1/23	75	79
	Ryder System Inc.	3.750%	6/9/23	225	240
	Ryder System Inc.	3.650%	3/18/24	150	162
	Ryder System Inc.	2.500%	9/1/24	50	52
	Ryder System Inc.	4.625%	6/1/25	193	218
	Ryder System Inc.	2.900%	12/1/26	100	106
	Snap-on Inc.	3.250%	3/1/27	50	54
	Snap-on Inc.	4.100%	3/1/48	75	85
	Snap-on Inc.	3.100%	5/1/50	75	74
	Southwest Airlines Co.	4.750%	5/4/23	250	270
	Southwest Airlines Co.	5.250%	5/4/25	600	683
	Southwest Airlines Co.	3.000%	11/15/26	100	105
	Southwest Airlines Co.	5.125%	6/15/27	775	887
	Southwest Airlines Co.	3.450%	11/16/27	50	53
	Southwest Airlines Co.	2.625%	2/10/30	100	98
[3]	Southwest Airlines Co. Series 2007-1 Pass Through Trust	6.150%	2/1/24	11	11
[3]	Spirit Airlines Series 2015-1A Pass Through Trust	4.100%	10/1/29	18	18
	Stanley Black & Decker Inc.	3.400%	3/1/26	100	110
	Stanley Black & Decker Inc.	4.250%	11/15/28	100	114
	Stanley Black & Decker Inc.	2.300%	3/15/30	375	376
	Stanley Black & Decker Inc.	5.200%	9/1/40	75	96
	Stanley Black & Decker Inc.	4.850%	11/15/48	100	125
	Stanley Black & Decker Inc.	4.000%	3/15/60	400	419
	Teledyne Technologies Inc.	0.950%	4/1/24	300	299
	Teledyne Technologies Inc.	2.750%	4/1/31	300	298
	Textron Inc.	4.000%	3/15/26	200	218
	Textron Inc.	3.650%	3/15/27	250	270
	Textron Inc.	3.900%	9/17/29	225	243
	Timken Co.	3.875%	9/1/24	100	106
	Timken Co.	4.500%	12/15/28	25	27
	Trane Technologies Global Holding Co Ltd.	4.250%	6/15/23	125	135
	Trane Technologies Global Holding Co Ltd.	5.750%	6/15/43	125	169
	Trane Technologies Luxembourg Finance SA	3.550%	11/1/24	375	406

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	Trane Technologies Luxembourg Finance SA	3.500%	3/21/26	75	82
	Trane Technologies Luxembourg Finance SA	3.800%	3/21/29	225	247
	Trane Technologies Luxembourg Finance SA	4.500%	3/21/49	75	87
	Trimble Inc.	4.150%	6/15/23	50	53
	Trimble Inc.	4.750%	12/1/24	93	104
	Trimble Inc.	4.900%	6/15/28	50	58
	Tyco Electronics Group SA	3.450%	8/1/24	125	135
	Tyco Electronics Group SA	3.125%	8/15/27	200	215
	Tyco Electronics Group SA	7.125%	10/1/37	125	182
	Union Pacific Corp.	4.163%	7/15/22	534	555
	Union Pacific Corp.	2.950%	1/15/23	25	26
	Union Pacific Corp.	3.500%	6/8/23	150	159
	Union Pacific Corp.	3.646%	2/15/24	50	54
	Union Pacific Corp.	3.150%	3/1/24	100	107
	Union Pacific Corp.	3.250%	1/15/25	206	221
	Union Pacific Corp.	3.750%	7/15/25	560	617
	Union Pacific Corp.	2.750%	3/1/26	75	80
	Union Pacific Corp.	3.950%	9/10/28	300	336
	Union Pacific Corp.	3.700%	3/1/29	200	219
	Union Pacific Corp.	2.400%	2/5/30	200	200
	Union Pacific Corp.	3.375%	2/1/35	100	106
	Union Pacific Corp.	3.600%	9/15/37	290	308
	Union Pacific Corp.	4.375%	9/10/38	250	286
	Union Pacific Corp.	4.050%	11/15/45	150	161
	Union Pacific Corp.	3.250%	2/5/50	200	197
	Union Pacific Corp.	3.799%	10/1/51	560	588
	Union Pacific Corp.	3.875%	2/1/55	100	105
	Union Pacific Corp.	3.950%	8/15/59	100	106
	Union Pacific Corp.	3.839%	3/20/60	386	411
[7]	Union Pacific Corp.	2.973%	9/16/62	325	288
	Union Pacific Corp.	4.375%	11/15/65	135	154
	Union Pacific Corp.	3.750%	2/5/70	150	153
[3]	United Airlines	5.875%	4/15/29	673	743
[3]	United Airlines Class A Series 2013-1 Pass Through Trust	4.300%	2/15/27	51	53
[3]	United Airlines Class A Series 2014-1 Pass Through Trust	4.000%	10/11/27	70	72
	United Airlines Class A Series 2015-1 Pass Through Trust	3.700%	6/1/24	60	61
[3]	United Airlines Class A Series 2016-1 Pass Through Trust	3.450%	1/7/30	41	41
[3]	United Airlines Class A Series 2016-2 Pass Through Trust	3.100%	4/7/30	42	43
[3]	United Airlines Class AA Series 2015-1 Pass Through Trust	3.450%	6/1/29	137	142
[3]	United Airlines Class AA Series 2016-1 Pass Through Trust	3.100%	1/7/30	326	331
[3]	United Airlines Class AA Series 2016-2 Pass Through Trust	2.875%	4/7/30	63	64
[3]	United Airlines Class AA Series 2019-1 Pass Through Trust	4.150%	2/25/33	169	179
[3]	United Airlines Class AA Series 2019-2 Pass Through Trust	2.700%	11/1/33	99	96
[3]	United Airlines Class B Series 2020-1 Pass Through Trust	4.875%	7/15/27	200	207
	United Parcel Service Inc.	2.450%	10/1/22	175	180
	United Parcel Service Inc.	2.500%	4/1/23	200	208

	Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
United Parcel Service Inc.	2.800%	11/15/24	186	199
United Parcel Service Inc.	3.900%	4/1/25	300	332
United Parcel Service Inc.	2.400%	11/15/26	150	159
United Parcel Service Inc.	3.400%	3/15/29	100	108
United Parcel Service Inc.	2.500%	9/1/29	100	102
United Parcel Service Inc.	6.200%	1/15/38	173	242
United Parcel Service Inc.	5.200%	4/1/40	255	327
United Parcel Service Inc.	4.875%	11/15/40	75	93
United Parcel Service Inc.	3.625%	10/1/42	100	106
United Parcel Service Inc.	3.400%	11/15/46	110	113
United Parcel Service Inc.	4.250%	3/15/49	125	146
United Parcel Service Inc.	3.400%	9/1/49	250	262
United Parcel Service Inc.	5.300%	4/1/50	400	537
Valmont Industries Inc.	5.000%	10/1/44	150	164
Valmont Industries Inc.	5.250%	10/1/54	75	83
Waste Connections Inc.	4.250%	12/1/28	100	112
Waste Connections Inc.	3.500%	5/1/29	200	216
Waste Connections Inc.	2.600%	2/1/30	139	140
Waste Connections Inc.	3.050%	4/1/50	75	70
Waste Management Inc.	2.900%	9/15/22	100	103
Waste Management Inc.	2.400%	5/15/23	225	233
Waste Management Inc.	3.500%	5/15/24	200	216
Waste Management Inc.	3.125%	3/1/25	150	161
Waste Management Inc.	0.750%	11/15/25	500	488
Waste Management Inc.	3.150%	11/15/27	125	135
Waste Management Inc.	3.900%	3/1/35	250	280
Waste Management Inc.	4.100%	3/1/45	150	167
Waste Management Inc.	4.150%	7/15/49	200	228
Westinghouse Air Brake Technologies Corp.	4.400%	3/15/24	275	299
Westinghouse Air Brake Technologies Corp.	3.200%	6/15/25	60	63
Westinghouse Air Brake Technologies Corp.	3.450%	11/15/26	150	162
Westinghouse Air Brake Technologies Corp.	4.950%	9/15/28	175	199
WW Grainger Inc.	1.850%	2/15/25	75	77
WW Grainger Inc.	4.600%	6/15/45	200	241
WW Grainger Inc.	3.750%	5/15/46	75	79
WW Grainger Inc.	4.200%	5/15/47	75	85
Xylem Inc.	3.250%	11/1/26	100	108
Xylem Inc.	1.950%	1/30/28	100	100
Xylem Inc.	2.250%	1/30/31	100	98
Xylem Inc.	4.375%	11/1/46	100	112
				112,161
Materials (0.9%)
Air Products and Chemicals Inc.	3.350%	7/31/24	500	540
Air Products and Chemicals Inc.	2.050%	5/15/30	200	197
Air Products and Chemicals Inc.	2.700%	5/15/40	200	191
Air Products and Chemicals Inc.	2.800%	5/15/50	300	278
Albemarle Corp.	4.150%	12/1/24	132	145
Albemarle Corp.	5.450%	12/1/44	75	87
Amcor Flexibles North America Inc.	3.100%	9/15/26	50	53
Amcor Flexibles North America Inc.	2.630%	6/19/30	125	124
AngloGold Ashanti Holdings plc	3.750%	10/1/30	200	201
Avery Dennison Corp.	4.875%	12/6/28	75	87
Avery Dennison Corp.	2.650%	4/30/30	200	201
Barrick Gold Corp.	6.450%	10/15/35	75	99

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	Barrick North America Finance LLC	5.700%	5/30/41	450	576
	Barrick North America Finance LLC	5.750%	5/1/43	150	196
	Barrick PD Australia Finance Pty Ltd.	5.950%	10/15/39	50	66
[7]	Berry Global Inc.	0.950%	2/15/24	200	200
[7]	Berry Global Inc.	1.570%	1/15/26	400	394
	BHP Billiton Finance USA Ltd.	4.125%	2/24/42	150	171
	BHP Billiton Finance USA Ltd.	5.000%	9/30/43	575	743
	Cabot Corp.	4.000%	7/1/29	55	58
	Carlisle Cos. Inc.	3.750%	11/15/22	75	78
	Carlisle Cos. Inc.	3.500%	12/1/24	50	54
	Carlisle Cos. Inc.	3.750%	12/1/27	125	138
	Carlisle Cos. Inc.	2.750%	3/1/30	150	151
	Celanese US Holdings LLC	3.500%	5/8/24	100	107
	Celulosa Arauco y Constitucion SA	3.875%	11/2/27	300	323
	Celulosa Arauco y Constitucion SA	5.500%	11/2/47	200	232
	Dow Chemical Co.	3.500%	10/1/24	182	196
	Dow Chemical Co.	4.550%	11/30/25	150	170
	Dow Chemical Co.	4.800%	11/30/28	225	261
	Dow Chemical Co.	2.100%	11/15/30	500	483
	Dow Chemical Co.	4.250%	10/1/34	150	166
	Dow Chemical Co.	9.400%	5/15/39	350	587
	Dow Chemical Co.	5.250%	11/15/41	100	124
	Dow Chemical Co.	4.625%	10/1/44	200	228
	Dow Chemical Co.	5.550%	11/30/48	100	132
	Dow Chemical Co.	3.600%	11/15/50	500	503
	DuPont de Nemours Inc.	2.169%	5/1/23	200	201
	DuPont de Nemours Inc.	4.205%	11/15/23	475	515
	DuPont de Nemours Inc.	4.493%	11/15/25	350	395
	DuPont de Nemours Inc.	4.725%	11/15/28	425	493
	DuPont de Nemours Inc.	5.319%	11/15/38	300	377
	DuPont de Nemours Inc.	5.419%	11/15/48	475	612
	Eastman Chemical Co.	3.600%	8/15/22	49	51
	Eastman Chemical Co.	3.800%	3/15/25	285	310
	Eastman Chemical Co.	4.800%	9/1/42	225	265
	Eastman Chemical Co.	4.650%	10/15/44	150	174
	Ecolab Inc.	2.375%	8/10/22	300	308
	Ecolab Inc.	2.700%	11/1/26	200	213
	Ecolab Inc.	3.250%	12/1/27	100	109
	Ecolab Inc.	4.800%	3/24/30	300	356
	Ecolab Inc.	1.300%	1/30/31	500	454
	Ecolab Inc.	3.950%	12/1/47	100	111
	EI du Pont de Nemours and Co.	1.700%	7/15/25	100	101
	EI du Pont de Nemours and Co.	2.300%	7/15/30	100	99
	Fibria Overseas Finance Ltd.	5.250%	5/12/24	200	221
	Fibria Overseas Finance Ltd.	4.000%	1/14/25	150	161
	FMC Corp.	4.100%	2/1/24	250	270
	FMC Corp.	3.200%	10/1/26	50	54
	FMC Corp.	3.450%	10/1/29	100	106
	FMC Corp.	4.500%	10/1/49	100	111
	Georgia-Pacific LLC	8.000%	1/15/24	250	301
	Georgia-Pacific LLC	7.375%	12/1/25	100	126
	Georgia-Pacific LLC	8.875%	5/15/31	250	378
	International Flavors & Fragrances Inc.	3.200%	5/1/23	25	26
	International Flavors & Fragrances Inc.	4.450%	9/26/28	50	57
	International Flavors & Fragrances Inc.	4.375%	6/1/47	90	100
	International Flavors & Fragrances Inc.	5.000%	9/26/48	100	123
	International Paper Co.	3.800%	1/15/26	28	31
	International Paper Co.	5.000%	9/15/35	100	121

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	International Paper Co.	7.300%	11/15/39	100	149
	International Paper Co.	4.800%	6/15/44	200	240
	International Paper Co.	5.150%	5/15/46	200	252
	International Paper Co.	4.400%	8/15/47	200	234
	International Paper Co.	4.350%	8/15/48	200	231
	Kinross Gold Corp.	5.950%	3/15/24	75	84
	Kinross Gold Corp.	4.500%	7/15/27	25	28
	Linde Inc.	2.200%	8/15/22	200	204
	Linde Inc.	2.650%	2/5/25	147	155
	Linde Inc.	3.550%	11/7/42	50	54
	LYB International Finance BV	5.250%	7/15/43	200	242
	LYB International Finance II BV	3.500%	3/2/27	200	217
	LYB International Finance III LLC	2.875%	5/1/25	100	106
	LYB International Finance III LLC	1.250%	10/1/25	500	493
	LYB International Finance III LLC	3.375%	5/1/30	100	106
	LYB International Finance III LLC	3.375%	10/1/40	200	198
	LYB International Finance III LLC	4.200%	10/15/49	135	144
	LYB International Finance III LLC	3.625%	4/1/51	500	493
	LyondellBasell Industries NV	5.750%	4/15/24	175	198
	LyondellBasell Industries NV	4.625%	2/26/55	425	474
	Martin Marietta Materials Inc.	4.250%	7/2/24	100	110
	Martin Marietta Materials Inc.	3.450%	6/1/27	50	54
	Martin Marietta Materials Inc.	3.500%	12/15/27	100	109
	Martin Marietta Materials Inc.	2.500%	3/15/30	100	99
	Martin Marietta Materials Inc.	4.250%	12/15/47	175	193
	Mosaic Co.	3.250%	11/15/22	225	234
	Mosaic Co.	4.250%	11/15/23	175	189
	Mosaic Co.	4.050%	11/15/27	200	222
	Mosaic Co.	5.450%	11/15/33	100	120
	Mosaic Co.	4.875%	11/15/41	50	56
	Mosaic Co.	5.625%	11/15/43	100	124
	Newmont Corp.	2.800%	10/1/29	150	154
	Newmont Corp.	2.250%	10/1/30	200	194
	Newmont Corp.	5.875%	4/1/35	100	131
	Newmont Corp.	6.250%	10/1/39	225	311
	Newmont Corp.	5.450%	6/9/44	300	387
	Nucor Corp.	4.125%	9/15/22	100	104
	Nucor Corp.	2.000%	6/1/25	100	103
	Nucor Corp.	3.950%	5/1/28	100	111
	Nucor Corp.	2.700%	6/1/30	100	101
[7]	Nucor Corp.	2.979%	12/15/55	300	271
	Nutrien Ltd.	3.500%	6/1/23	299	315
	Nutrien Ltd.	3.375%	3/15/25	250	269
	Nutrien Ltd.	3.000%	4/1/25	250	265
	Nutrien Ltd.	4.000%	12/15/26	50	56
	Nutrien Ltd.	2.950%	5/13/30	175	180
	Nutrien Ltd.	4.125%	3/15/35	250	274
	Nutrien Ltd.	5.625%	12/1/40	275	354
	Nutrien Ltd.	6.125%	1/15/41	25	33
	Nutrien Ltd.	4.900%	6/1/43	50	59
	Nutrien Ltd.	5.250%	1/15/45	200	250
	Nutrien Ltd.	5.000%	4/1/49	100	124
	Owens Corning	3.400%	8/15/26	200	217
	Owens Corning	3.950%	8/15/29	100	110
	Owens Corning	3.875%	6/1/30	50	55
	Owens Corning	4.300%	7/15/47	200	216
	Owens Corning	4.400%	1/30/48	75	82
	Packaging Corp. of America	4.500%	11/1/23	350	381

	Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
Packaging Corp. of America	3.400%	12/15/27	100	109
Packaging Corp. of America	3.000%	12/15/29	140	146
Packaging Corp. of America	4.050%	12/15/49	90	99
PPG Industries Inc.	2.400%	8/15/24	200	209
PPG Industries Inc.	2.550%	6/15/30	300	302
Praxair Inc.	1.100%	8/10/30	500	454
Reliance Steel & Aluminum Co.	4.500%	4/15/23	100	107
Reliance Steel & Aluminum Co.	1.300%	8/15/25	300	297
Reliance Steel & Aluminum Co.	2.150%	8/15/30	300	287
Rio Tinto Alcan Inc.	6.125%	12/15/33	225	309
Rio Tinto Finance USA Ltd.	3.750%	6/15/25	317	348
Rio Tinto Finance USA Ltd.	7.125%	7/15/28	75	100
Rio Tinto Finance USA Ltd.	5.200%	11/2/40	125	161
Rio Tinto Finance USA plc	4.750%	3/22/42	150	187
Rio Tinto Finance USA plc	4.125%	8/21/42	250	286
Rohm and Haas Co.	7.850%	7/15/29	250	334
RPM International Inc.	3.450%	11/15/22	100	104
RPM International Inc.	3.750%	3/15/27	50	55
RPM International Inc.	4.250%	1/15/48	200	203
Sherwin-Williams Co.	2.750%	6/1/22	12	12
Sherwin-Williams Co.	3.125%	6/1/24	325	346
Sherwin-Williams Co.	3.450%	8/1/25	225	243
Sherwin-Williams Co.	3.950%	1/15/26	200	221
Sherwin-Williams Co.	3.450%	6/1/27	100	109
Sherwin-Williams Co.	2.950%	8/15/29	200	208
Sherwin-Williams Co.	2.300%	5/15/30	100	98
Sherwin-Williams Co.	4.000%	12/15/42	100	107
Sherwin-Williams Co.	4.550%	8/1/45	90	104
Sherwin-Williams Co.	4.500%	6/1/47	250	291
Sherwin-Williams Co.	3.800%	8/15/49	100	105
Sherwin-Williams Co.	3.300%	5/15/50	100	98
Sonoco Products Co.	3.125%	5/1/30	105	108
Sonoco Products Co.	5.750%	11/1/40	220	270
Southern Copper Corp.	3.500%	11/8/22	400	417
Southern Copper Corp.	3.875%	4/23/25	50	55
Southern Copper Corp.	7.500%	7/27/35	100	141
Southern Copper Corp.	6.750%	4/16/40	325	447
Southern Copper Corp.	5.875%	4/23/45	500	658
Steel Dynamics Inc.	2.800%	12/15/24	50	53
Steel Dynamics Inc.	2.400%	6/15/25	100	104
Steel Dynamics Inc.	3.450%	4/15/30	125	133
Steel Dynamics Inc.	3.250%	1/15/31	100	106
Steel Dynamics Inc.	3.250%	10/15/50	300	276
Suzano Austria GmbH	6.000%	1/15/29	400	470
Suzano Austria GmbH	5.000%	1/15/30	200	220
Suzano Austria GmbH	3.750%	1/15/31	200	206
Teck Resources Ltd.	3.900%	7/15/30	100	104
Teck Resources Ltd.	6.125%	10/1/35	150	183
Teck Resources Ltd.	6.000%	8/15/40	50	60
Teck Resources Ltd.	6.250%	7/15/41	325	399
Vale Overseas Ltd.	6.250%	8/10/26	300	356
Vale Overseas Ltd.	3.750%	7/8/30	100	104
Vale Overseas Ltd.	8.250%	1/17/34	50	70
Vale Overseas Ltd.	6.875%	11/21/36	410	543
Vale Overseas Ltd.	6.875%	11/10/39	450	600
Vale SA	5.625%	9/11/42	75	90
Vulcan Materials Co.	4.500%	4/1/25	200	224
Vulcan Materials Co.	3.500%	6/1/30	150	160

	Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
Vulcan Materials Co.	4.500%	6/15/47	125	142
Westlake Chemical Corp.	3.600%	8/15/26	300	325
Westlake Chemical Corp.	3.375%	6/15/30	100	104
Westlake Chemical Corp.	5.000%	8/15/46	200	235
WestRock MWV LLC	7.950%	2/15/31	250	342
WRKCo Inc.	3.000%	9/15/24	250	266
WRKCo Inc.	4.650%	3/15/26	100	113
WRKCo Inc.	3.375%	9/15/27	250	271
WRKCo Inc.	4.900%	3/15/29	200	234
WRKCo Inc.	3.000%	6/15/33	100	101
				41,518
Real Estate (1.1%)
Alexandria Real Estate Equities Inc.	3.450%	4/30/25	254	275
Alexandria Real Estate Equities Inc.	3.800%	4/15/26	50	55
Alexandria Real Estate Equities Inc.	3.950%	1/15/28	50	56
Alexandria Real Estate Equities Inc.	4.500%	7/30/29	100	115
Alexandria Real Estate Equities Inc.	2.750%	12/15/29	200	204
Alexandria Real Estate Equities Inc.	4.700%	7/1/30	125	146
Alexandria Real Estate Equities Inc.	4.900%	12/15/30	124	147
Alexandria Real Estate Equities Inc.	3.375%	8/15/31	150	158
Alexandria Real Estate Equities Inc.	1.875%	2/1/33	500	452
Alexandria Real Estate Equities Inc.	4.850%	4/15/49	50	60
Alexandria Real Estate Equities Inc.	4.000%	2/1/50	125	133
Alexandria Real Estate Equities Inc.	3.000%	5/18/51	500	455
American Campus Communities Operating Partnership LP	3.750%	4/15/23	75	79
American Campus Communities Operating Partnership LP	4.125%	7/1/24	100	109
American Campus Communities Operating Partnership LP	3.300%	7/15/26	50	54
American Campus Communities Operating Partnership LP	3.625%	11/15/27	75	82
American Campus Communities Operating Partnership LP	2.850%	2/1/30	70	70
American Homes 4 Rent LP	4.900%	2/15/29	100	114
American Tower Corp.	3.500%	1/31/23	200	210
American Tower Corp.	5.000%	2/15/24	100	111
American Tower Corp.	3.375%	5/15/24	200	214
American Tower Corp.	2.950%	1/15/25	100	106
American Tower Corp.	4.000%	6/1/25	138	151
American Tower Corp.	1.600%	4/15/26	200	200
American Tower Corp.	3.375%	10/15/26	200	215
American Tower Corp.	2.750%	1/15/27	500	522
American Tower Corp.	3.125%	1/15/27	125	133
American Tower Corp.	1.500%	1/31/28	500	476
American Tower Corp.	3.950%	3/15/29	140	154
American Tower Corp.	3.800%	8/15/29	475	513
American Tower Corp.	2.900%	1/15/30	145	147
American Tower Corp.	2.100%	6/15/30	150	143
American Tower Corp.	1.875%	10/15/30	500	466
American Tower Corp.	2.700%	4/15/31	200	200
American Tower Corp.	3.700%	10/15/49	200	199
American Tower Corp.	3.100%	6/15/50	150	138
AvalonBay Communities Inc.	2.850%	3/15/23	25	26
AvalonBay Communities Inc.	4.200%	12/15/23	400	436
AvalonBay Communities Inc.	3.450%	6/1/25	100	109
AvalonBay Communities Inc.	2.950%	5/11/26	150	160
AvalonBay Communities Inc.	2.900%	10/15/26	50	52

	Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
AvalonBay Communities Inc.	3.350%	5/15/27	75	82
AvalonBay Communities Inc.	3.200%	1/15/28	75	79
AvalonBay Communities Inc.	3.300%	6/1/29	100	106
AvalonBay Communities Inc.	3.900%	10/15/46	50	55
AvalonBay Communities Inc.	4.350%	4/15/48	60	70
Boston Properties LP	3.850%	2/1/23	225	236
Boston Properties LP	3.125%	9/1/23	275	289
Boston Properties LP	3.200%	1/15/25	111	118
Boston Properties LP	3.650%	2/1/26	100	109
Boston Properties LP	2.750%	10/1/26	50	53
Boston Properties LP	3.400%	6/21/29	400	422
Boston Properties LP	2.900%	3/15/30	400	403
Brandywine Operating Partnership LP	3.950%	2/15/23	700	732
Brandywine Operating Partnership LP	3.950%	11/15/27	100	107
Brixmor Operating Partnership LP	3.650%	6/15/24	50	54
Brixmor Operating Partnership LP	3.850%	2/1/25	125	135
Brixmor Operating Partnership LP	4.125%	6/15/26	200	221
Brixmor Operating Partnership LP	3.900%	3/15/27	75	82
Brixmor Operating Partnership LP	4.125%	5/15/29	533	577
Brixmor Operating Partnership LP	4.050%	7/1/30	250	269
Camden Property Trust	4.100%	10/15/28	60	67
Camden Property Trust	3.150%	7/1/29	50	53
Camden Property Trust	2.800%	5/15/30	765	784
Camden Property Trust	3.350%	11/1/49	120	123
CBRE Services Inc.	4.875%	3/1/26	125	143
CBRE Services Inc.	2.500%	4/1/31	200	195
CC Holdings GS V LLC / Crown Castle GS III Corp.	3.849%	4/15/23	250	266
Columbia Property Trust Operating Partnership LP	4.150%	4/1/25	243	255
Columbia Property Trust Operating Partnership LP	3.650%	8/15/26	25	26
Crown Castle International Corp.	3.150%	7/15/23	150	158
Crown Castle International Corp.	3.200%	9/1/24	250	267
Crown Castle International Corp.	1.350%	7/15/25	100	100
Crown Castle International Corp.	4.450%	2/15/26	250	281
Crown Castle International Corp.	3.700%	6/15/26	175	191
Crown Castle International Corp.	3.650%	9/1/27	325	354
Crown Castle International Corp.	3.800%	2/15/28	425	463
Crown Castle International Corp.	3.100%	11/15/29	100	103
Crown Castle International Corp.	3.300%	7/1/30	115	120
Crown Castle International Corp.	2.250%	1/15/31	200	192
Crown Castle International Corp.	2.900%	4/1/41	500	459
Crown Castle International Corp.	4.750%	5/15/47	95	108
Crown Castle International Corp.	5.200%	2/15/49	75	91
Crown Castle International Corp.	4.150%	7/1/50	100	108
Crown Castle International Corp.	3.250%	1/15/51	200	185
CubeSmart LP	4.375%	12/15/23	100	109
CubeSmart LP	4.000%	11/15/25	50	55
CubeSmart LP	3.125%	9/1/26	100	106
CubeSmart LP	4.375%	2/15/29	50	56
CubeSmart LP	2.000%	2/15/31	75	70
CyrusOne LP / CyrusOne Finance Corp.	2.900%	11/15/24	120	127
CyrusOne LP / CyrusOne Finance Corp.	3.450%	11/15/29	275	281
Digital Realty Trust LP	4.450%	7/15/28	370	419
Digital Realty Trust LP	3.600%	7/1/29	175	189
Duke Realty LP	3.250%	6/30/26	175	189
Duke Realty LP	3.375%	12/15/27	160	175

	Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
Duke Realty LP	4.000%	9/15/28	50	55
Duke Realty LP	2.875%	11/15/29	70	72
Duke Realty LP	1.750%	7/1/30	200	187
Equinix Inc.	2.625%	11/18/24	200	211
Equinix Inc.	1.250%	7/15/25	100	99
Equinix Inc.	1.000%	9/15/25	500	491
Equinix Inc.	2.900%	11/18/26	100	105
Equinix Inc.	1.800%	7/15/27	100	98
Equinix Inc.	1.550%	3/15/28	500	478
Equinix Inc.	3.200%	11/18/29	250	259
Equinix Inc.	2.150%	7/15/30	250	237
Equinix Inc.	3.000%	7/15/50	100	87
ERP Operating LP	3.000%	4/15/23	125	130
ERP Operating LP	3.375%	6/1/25	125	135
ERP Operating LP	2.850%	11/1/26	50	53
ERP Operating LP	3.500%	3/1/28	100	108
ERP Operating LP	4.150%	12/1/28	70	79
ERP Operating LP	3.000%	7/1/29	75	78
ERP Operating LP	2.500%	2/15/30	150	150
ERP Operating LP	4.500%	7/1/44	150	178
ERP Operating LP	4.500%	6/1/45	25	30
ERP Operating LP	4.000%	8/1/47	100	110
Essex Portfolio LP	3.250%	5/1/23	25	26
Essex Portfolio LP	3.875%	5/1/24	50	54
Essex Portfolio LP	3.500%	4/1/25	166	179
Essex Portfolio LP	3.375%	4/15/26	100	108
Essex Portfolio LP	3.625%	5/1/27	100	109
Essex Portfolio LP	4.000%	3/1/29	100	110
Essex Portfolio LP	3.000%	1/15/30	110	112
Essex Portfolio LP	2.650%	3/15/32	105	103
Essex Portfolio LP	4.500%	3/15/48	120	137
Federal Realty Investment Trust	2.750%	6/1/23	25	26
Federal Realty Investment Trust	3.250%	7/15/27	50	53
Federal Realty Investment Trust	3.200%	6/15/29	25	26
Federal Realty Investment Trust	4.500%	12/1/44	150	167
GLP Capital LP / GLP Financing II Inc.	5.375%	11/1/23	100	109
GLP Capital LP / GLP Financing II Inc.	3.350%	9/1/24	75	79
GLP Capital LP / GLP Financing II Inc.	5.250%	6/1/25	200	224
GLP Capital LP / GLP Financing II Inc.	5.375%	4/15/26	175	196
GLP Capital LP / GLP Financing II Inc.	5.750%	6/1/28	25	29
GLP Capital LP / GLP Financing II Inc.	5.300%	1/15/29	275	308
GLP Capital LP / GLP Financing II Inc.	4.000%	1/15/30	175	181
GLP Capital LP / GLP Financing II Inc.	4.000%	1/15/31	200	206
Healthcare Realty Trust Inc.	3.625%	1/15/28	100	107
Healthcare Trust of America Holdings LP	3.500%	8/1/26	130	142
Healthcare Trust of America Holdings LP	3.750%	7/1/27	100	111
Healthcare Trust of America Holdings LP	3.100%	2/15/30	100	103
Healthcare Trust of America Holdings LP	2.000%	3/15/31	500	465
Healthpeak Properties Inc.	3.400%	2/1/25	152	163
Healthpeak Properties Inc.	3.250%	7/15/26	25	27
Healthpeak Properties Inc.	3.500%	7/15/29	125	134
Healthpeak Properties Inc.	3.000%	1/15/30	800	822
Healthpeak Properties Inc.	6.750%	2/1/41	100	137
Highwoods Realty LP	4.125%	3/15/28	75	81
Highwoods Realty LP	4.200%	4/15/29	50	54
Highwoods Realty LP	2.600%	2/1/31	250	244
Host Hotels & Resorts LP	3.750%	10/15/23	261	275
Host Hotels & Resorts LP	3.875%	4/1/24	75	79

	Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
Host Hotels & Resorts LP	3.375%	12/15/29	100	99
Hudson Pacific Properties LP	3.950%	11/1/27	100	108
Hudson Pacific Properties LP	4.650%	4/1/29	25	28
Hudson Pacific Properties LP	3.250%	1/15/30	60	60
Kilroy Realty LP	3.800%	1/15/23	250	261
Kilroy Realty LP	3.450%	12/15/24	50	53
Kilroy Realty LP	4.750%	12/15/28	50	57
Kilroy Realty LP	4.250%	8/15/29	104	114
Kilroy Realty LP	3.050%	2/15/30	200	201
Kimco Realty Corp.	3.400%	11/1/22	150	156
Kimco Realty Corp.	3.125%	6/1/23	25	26
Kimco Realty Corp.	3.300%	2/1/25	58	62
Kimco Realty Corp.	2.800%	10/1/26	125	132
Kimco Realty Corp.	3.800%	4/1/27	75	82
Kimco Realty Corp.	1.900%	3/1/28	500	493
Kimco Realty Corp.	2.700%	10/1/30	100	100
Kimco Realty Corp.	4.125%	12/1/46	50	53
Kimco Realty Corp.	4.450%	9/1/47	50	56
Kite Realty Group LP	4.000%	10/1/26	200	207
Life Storage LP	3.500%	7/1/26	125	136
Life Storage LP	3.875%	12/15/27	150	167
Life Storage LP	4.000%	6/15/29	25	27
Mid-America Apartments LP	4.300%	10/15/23	150	162
Mid-America Apartments LP	3.750%	6/15/24	50	54
Mid-America Apartments LP	3.600%	6/1/27	250	272
Mid-America Apartments LP	2.750%	3/15/30	150	152
Mid-America Apartments LP	1.700%	2/15/31	150	138
National Retail Properties Inc.	3.500%	10/15/27	350	376
National Retail Properties Inc.	4.300%	10/15/28	25	28
National Retail Properties Inc.	2.500%	4/15/30	75	74
National Retail Properties Inc.	4.800%	10/15/48	50	59
National Retail Properties Inc.	3.100%	4/15/50	50	45
Office Properties Income Trust	4.000%	7/15/22	100	102
Office Properties Income Trust	4.250%	5/15/24	100	105
Office Properties Income Trust	4.500%	2/1/25	50	53
Omega Healthcare Investors Inc.	4.375%	8/1/23	217	233
Omega Healthcare Investors Inc.	4.950%	4/1/24	100	109
Omega Healthcare Investors Inc.	4.500%	1/15/25	100	108
Omega Healthcare Investors Inc.	5.250%	1/15/26	100	113
Omega Healthcare Investors Inc.	4.500%	4/1/27	300	327
Omega Healthcare Investors Inc.	4.750%	1/15/28	70	77
Omega Healthcare Investors Inc.	3.625%	10/1/29	250	254
Omega Healthcare Investors Inc.	3.375%	2/1/31	500	493
Physicians Realty LP	4.300%	3/15/27	100	110
Physicians Realty LP	3.950%	1/15/28	100	106
Piedmont Operating Partnership LP	3.400%	6/1/23	75	78
Prologis LP	2.125%	4/15/27	105	107
Prologis LP	3.875%	9/15/28	100	111
Prologis LP	4.375%	2/1/29	200	230
Prologis LP	2.250%	4/15/30	155	152
Prologis LP	1.250%	10/15/30	500	452
Prologis LP	4.375%	9/15/48	75	89
Prologis LP	3.000%	4/15/50	140	134
Public Storage	2.370%	9/15/22	55	56
Public Storage	3.094%	9/15/27	100	108
Public Storage	3.385%	5/1/29	100	109
Rayonier Inc.	3.750%	4/1/22	50	51
Realty Income Corp.	4.650%	8/1/23	250	271

	Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
Realty Income Corp.	3.875%	7/15/24	50	54
Realty Income Corp.	3.875%	4/15/25	225	247
Realty Income Corp.	4.125%	10/15/26	125	141
Realty Income Corp.	3.000%	1/15/27	150	159
Realty Income Corp.	3.650%	1/15/28	190	207
Realty Income Corp.	3.250%	6/15/29	150	159
Realty Income Corp.	3.250%	1/15/31	50	53
Realty Income Corp.	1.800%	3/15/33	500	458
Realty Income Corp.	4.650%	3/15/47	175	211
Regency Centers LP	3.600%	2/1/27	25	27
Regency Centers LP	4.125%	3/15/28	75	82
Regency Centers LP	2.950%	9/15/29	100	102
Regency Centers LP	4.400%	2/1/47	200	215
Regency Centers LP	4.650%	3/15/49	75	82
Sabra Health Care LP	4.800%	6/1/24	55	60
Sabra Health Care LP	5.125%	8/15/26	25	28
Sabra Health Care LP	3.900%	10/15/29	150	153
Simon Property Group LP	2.625%	6/15/22	100	102
Simon Property Group LP	2.750%	2/1/23	25	26
Simon Property Group LP	2.750%	6/1/23	100	104
Simon Property Group LP	3.750%	2/1/24	150	161
Simon Property Group LP	2.000%	9/13/24	145	150
Simon Property Group LP	3.500%	9/1/25	300	325
Simon Property Group LP	3.300%	1/15/26	195	209
Simon Property Group LP	3.250%	11/30/26	75	81
Simon Property Group LP	3.375%	6/15/27	160	172
Simon Property Group LP	3.375%	12/1/27	100	108
Simon Property Group LP	1.750%	2/1/28	250	242
Simon Property Group LP	2.450%	9/13/29	145	144
Simon Property Group LP	2.650%	7/15/30	200	199
Simon Property Group LP	2.200%	2/1/31	250	239
Simon Property Group LP	6.750%	2/1/40	125	177
Simon Property Group LP	4.750%	3/15/42	100	115
Simon Property Group LP	4.250%	11/30/46	100	108
Simon Property Group LP	3.250%	9/13/49	200	186
Simon Property Group LP	3.800%	7/15/50	200	204
SITE Centers Corp.	3.900%	8/15/24	100	105
SITE Centers Corp.	3.625%	2/1/25	200	209
SITE Centers Corp.	4.250%	2/1/26	70	75
SITE Centers Corp.	4.700%	6/1/27	75	82
SL Green Operating Partnership LP	3.250%	10/15/22	100	103
Spirit Realty LP	3.200%	1/15/27	80	84
Spirit Realty LP	2.100%	3/15/28	300	291
Spirit Realty LP	4.000%	7/15/29	60	65
Spirit Realty LP	3.400%	1/15/30	80	83
STORE Capital Corp.	4.500%	3/15/28	75	82
STORE Capital Corp.	4.625%	3/15/29	100	111
Tanger Properties LP	3.125%	9/1/26	175	178
Tanger Properties LP	3.875%	7/15/27	50	53
UDR Inc.	2.950%	9/1/26	150	159
UDR Inc.	3.500%	7/1/27	150	163
UDR Inc.	3.500%	1/15/28	250	267
UDR Inc.	3.200%	1/15/30	60	63
UDR Inc.	3.000%	8/15/31	65	66
UDR Inc.	1.900%	3/15/33	200	181
UDR Inc.	3.100%	11/1/34	65	66
Ventas Realty LP	3.125%	6/15/23	175	183
Ventas Realty LP	3.500%	4/15/24	75	81

	Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
Ventas Realty LP	3.750%	5/1/24	200	216
Ventas Realty LP	2.650%	1/15/25	75	78
Ventas Realty LP	4.125%	1/15/26	75	84
Ventas Realty LP	3.250%	10/15/26	75	81
Ventas Realty LP	3.850%	4/1/27	50	55
Ventas Realty LP	4.000%	3/1/28	125	138
Ventas Realty LP	3.000%	1/15/30	100	102
Ventas Realty LP	4.750%	11/15/30	580	669
Ventas Realty LP	5.700%	9/30/43	75	93
Ventas Realty LP	4.375%	2/1/45	60	62
Ventas Realty LP	4.875%	4/15/49	80	90
VEREIT Operating Partnership LP	4.600%	2/6/24	75	82
VEREIT Operating Partnership LP	4.625%	11/1/25	75	84
VEREIT Operating Partnership LP	3.950%	8/15/27	450	493
VEREIT Operating Partnership LP	3.100%	12/15/29	150	153
Vornado Realty LP	3.500%	1/15/25	100	105
Washington REIT	3.950%	10/15/22	75	78
Weingarten Realty Investors	3.375%	10/15/22	50	52
Weingarten Realty Investors	3.500%	4/15/23	100	105
Welltower Inc.	3.625%	3/15/24	195	210
Welltower Inc.	4.000%	6/1/25	380	418
Welltower Inc.	4.250%	4/1/26	150	168
Welltower Inc.	2.700%	2/15/27	300	313
Welltower Inc.	4.250%	4/15/28	125	139
Welltower Inc.	4.125%	3/15/29	250	275
Welltower Inc.	2.750%	1/15/31	250	249
Welltower Inc.	6.500%	3/15/41	25	34
Welltower Inc.	4.950%	9/1/48	75	90
Weyerhaeuser Co.	8.500%	1/15/25	50	63
Weyerhaeuser Co.	4.000%	11/15/29	150	165
Weyerhaeuser Co.	4.000%	4/15/30	200	221
Weyerhaeuser Co.	7.375%	3/15/32	100	140
Weyerhaeuser Co.	6.875%	12/15/33	50	66
WP Carey Inc.	4.600%	4/1/24	125	137
WP Carey Inc.	4.000%	2/1/25	50	54
WP Carey Inc.	4.250%	10/1/26	75	84
WP Carey Inc.	3.850%	7/15/29	50	54
WP Carey Inc.	2.250%	4/1/33	500	468
				50,412
Technology (2.7%)
Adobe Inc.	1.700%	2/1/23	100	103
Adobe Inc.	1.900%	2/1/25	20	21
Adobe Inc.	3.250%	2/1/25	175	189
Adobe Inc.	2.150%	2/1/27	180	185
Adobe Inc.	2.300%	2/1/30	260	263
Altera Corp.	4.100%	11/15/23	75	82
Amdocs Ltd.	2.538%	6/15/30	200	196
Analog Devices Inc.	2.875%	6/1/23	450	471
Analog Devices Inc.	3.125%	12/5/23	75	80
Analog Devices Inc.	2.950%	4/1/25	85	90
Analog Devices Inc.	3.500%	12/5/26	200	219
Apple Inc.	2.300%	5/11/22	200	204
Apple Inc.	2.700%	5/13/22	250	257
Apple Inc.	2.100%	9/12/22	200	205
Apple Inc.	2.850%	2/23/23	342	357
Apple Inc.	2.400%	5/3/23	865	904
Apple Inc.	0.750%	5/11/23	400	404
Apple Inc.	3.000%	2/9/24	325	347

	Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
Apple Inc.	3.450%	5/6/24	75	81
Apple Inc.	2.850%	5/11/24	1,243	1,324
Apple Inc.	1.800%	9/11/24	150	156
Apple Inc.	2.750%	1/13/25	575	613
Apple Inc.	1.125%	5/11/25	900	906
Apple Inc.	0.550%	8/20/25	500	491
Apple Inc.	0.700%	2/8/26	500	490
Apple Inc.	3.250%	2/23/26	705	769
Apple Inc.	2.450%	8/4/26	1,450	1,527
Apple Inc.	3.200%	5/11/27	775	845
Apple Inc.	2.900%	9/12/27	655	703
Apple Inc.	1.200%	2/8/28	500	482
Apple Inc.	2.200%	9/11/29	350	353
Apple Inc.	1.250%	8/20/30	500	462
Apple Inc.	1.650%	2/8/31	500	476
Apple Inc.	4.500%	2/23/36	225	277
Apple Inc.	2.375%	2/8/41	500	458
Apple Inc.	3.850%	5/4/43	450	510
Apple Inc.	4.450%	5/6/44	200	243
Apple Inc.	3.450%	2/9/45	225	236
Apple Inc.	4.375%	5/13/45	500	596
Apple Inc.	4.650%	2/23/46	910	1,131
Apple Inc.	3.850%	8/4/46	375	417
Apple Inc.	4.250%	2/9/47	200	237
Apple Inc.	3.750%	9/12/47	525	575
Apple Inc.	3.750%	11/13/47	450	493
Apple Inc.	2.650%	5/11/50	515	468
Apple Inc.	2.400%	8/20/50	500	431
Apple Inc.	2.650%	2/8/51	600	546
Apple Inc.	2.550%	8/20/60	500	428
Apple Inc.	2.800%	2/8/61	400	358
Applied Materials Inc.	3.900%	10/1/25	145	162
Applied Materials Inc.	3.300%	4/1/27	225	246
Applied Materials Inc.	1.750%	6/1/30	200	192
Applied Materials Inc.	5.100%	10/1/35	100	127
Applied Materials Inc.	5.850%	6/15/41	125	174
Applied Materials Inc.	4.350%	4/1/47	175	207
Applied Materials Inc.	2.750%	6/1/50	200	185
Arrow Electronics Inc.	3.500%	4/1/22	75	77
Arrow Electronics Inc.	4.500%	3/1/23	50	53
Arrow Electronics Inc.	3.250%	9/8/24	171	183
Arrow Electronics Inc.	4.000%	4/1/25	50	54
Arrow Electronics Inc.	3.875%	1/12/28	100	108
Autodesk Inc.	3.600%	12/15/22	25	26
Autodesk Inc.	4.375%	6/15/25	100	112
Autodesk Inc.	3.500%	6/15/27	75	82
Autodesk Inc.	2.850%	1/15/30	75	77
Automatic Data Processing Inc.	3.375%	9/15/25	200	220
Automatic Data Processing Inc.	1.250%	9/1/30	400	366
Avnet Inc.	4.875%	12/1/22	170	181
Avnet Inc.	4.625%	4/15/26	100	111
Broadcom Corp. / Broadcom Cayman Finance Ltd.	3.875%	1/15/27	925	1,003
Broadcom Corp. / Broadcom Cayman Finance Ltd.	3.500%	1/15/28	200	212
Broadcom Inc.	2.250%	11/15/23	200	207
Broadcom Inc.	4.700%	4/15/25	500	563
Broadcom Inc.	3.150%	11/15/25	450	481

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	Broadcom Inc.	4.250%	4/15/26	500	554
[7]	Broadcom Inc.	1.950%	2/15/28	157	152
	Broadcom Inc.	4.110%	9/15/28	428	467
	Broadcom Inc.	4.750%	4/15/29	545	612
	Broadcom Inc.	5.000%	4/15/30	500	568
	Broadcom Inc.	4.150%	11/15/30	600	646
[7]	Broadcom Inc.	2.450%	2/15/31	500	472
	Broadcom Inc.	4.300%	11/15/32	400	432
[7]	Broadcom Inc.	3.149%	4/15/33	480	481
[7]	Broadcom Inc.	3.469%	4/15/34	436	438
[7]	Broadcom Inc.	3.500%	2/15/41	700	668
[7]	Broadcom Inc.	3.750%	2/15/51	500	478
	Broadridge Financial Solutions Inc.	3.400%	6/27/26	100	108
	Broadridge Financial Solutions Inc.	2.900%	12/1/29	75	77
	Cadence Design Systems Inc.	4.375%	10/15/24	100	111
	Cisco Systems Inc.	3.000%	6/15/22	125	129
	Cisco Systems Inc.	2.200%	9/20/23	150	157
	Cisco Systems Inc.	3.625%	3/4/24	875	955
	Cisco Systems Inc.	2.950%	2/28/26	100	109
	Cisco Systems Inc.	2.500%	9/20/26	225	239
	Cisco Systems Inc.	5.500%	1/15/40	800	1,076
	Citrix Systems Inc.	4.500%	12/1/27	50	57
	Citrix Systems Inc.	3.300%	3/1/30	75	77
	Corning Inc.	2.900%	5/15/22	175	179
	Corning Inc.	4.700%	3/15/37	275	313
	Corning Inc.	5.750%	8/15/40	195	242
	Corning Inc.	3.900%	11/15/49	100	108
	Corning Inc.	4.375%	11/15/57	350	380
	Corning Inc.	5.450%	11/15/79	200	247
[7]	Dell International LLC / EMC Corp.	5.450%	6/15/23	700	765
[7]	Dell International LLC / EMC Corp.	4.000%	7/15/24	100	109
[7]	Dell International LLC / EMC Corp.	5.850%	7/15/25	200	233
[7]	Dell International LLC / EMC Corp.	6.020%	6/15/26	1,075	1,269
[7]	Dell International LLC / EMC Corp.	4.900%	10/1/26	250	283
[7]	Dell International LLC / EMC Corp.	6.100%	7/15/27	100	120
[7]	Dell International LLC / EMC Corp.	5.300%	10/1/29	325	380
[7]	Dell International LLC / EMC Corp.	6.200%	7/15/30	150	186
[7]	Dell International LLC / EMC Corp.	8.100%	7/15/36	320	467
[7]	Dell International LLC / EMC Corp.	8.350%	7/15/46	425	646
	DXC Technology Co.	4.250%	4/15/24	250	271
	DXC Technology Co.	4.125%	4/15/25	100	109
	Equifax Inc.	3.950%	6/15/23	50	54
	Equifax Inc.	2.600%	12/1/24	75	79
	Equifax Inc.	2.600%	12/15/25	100	105
	Equifax Inc.	3.100%	5/15/30	120	124
	Fidelity National Information Services Inc.	0.375%	3/1/23	200	199
	Fidelity National Information Services Inc.	0.600%	3/1/24	200	199
	Fidelity National Information Services Inc.	1.150%	3/1/26	500	492
	Fidelity National Information Services Inc.	1.650%	3/1/28	200	195
	Fidelity National Information Services Inc.	3.750%	5/21/29	100	110
	Fidelity National Information Services Inc.	2.250%	3/1/31	200	196
	Fidelity National Information Services Inc.	3.100%	3/1/41	200	196

	Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
Fiserv Inc.	3.800%	10/1/23	200	215
Fiserv Inc.	2.750%	7/1/24	400	422
Fiserv Inc.	3.850%	6/1/25	400	439
Fiserv Inc.	3.200%	7/1/26	200	216
Fiserv Inc.	2.250%	6/1/27	300	307
Fiserv Inc.	4.200%	10/1/28	200	225
Fiserv Inc.	3.500%	7/1/29	800	862
Fiserv Inc.	2.650%	6/1/30	200	201
Fiserv Inc.	4.400%	7/1/49	415	479
Flex Ltd.	4.750%	6/15/25	26	29
Flex Ltd.	4.875%	6/15/29	50	56
FLIR Systems Inc.	2.500%	8/1/30	100	98
Global Payments Inc.	3.750%	6/1/23	250	265
Global Payments Inc.	4.000%	6/1/23	100	107
Global Payments Inc.	2.650%	2/15/25	337	354
Global Payments Inc.	4.800%	4/1/26	150	171
Global Payments Inc.	3.200%	8/15/29	310	325
Global Payments Inc.	2.900%	5/15/30	200	204
Global Payments Inc.	4.150%	8/15/49	200	217
Hewlett Packard Enterprise Co.	4.400%	10/15/22	350	368
Hewlett Packard Enterprise Co.	2.250%	4/1/23	200	206
Hewlett Packard Enterprise Co.	4.450%	10/2/23	300	326
Hewlett Packard Enterprise Co.	1.450%	4/1/24	150	152
Hewlett Packard Enterprise Co.	4.650%	10/1/24	200	223
Hewlett Packard Enterprise Co.	4.900%	10/15/25	500	570
Hewlett Packard Enterprise Co.	1.750%	4/1/26	150	150
Hewlett Packard Enterprise Co.	6.200%	10/15/35	150	196
Hewlett Packard Enterprise Co.	6.350%	10/15/45	375	486
HP Inc.	4.050%	9/15/22	100	105
HP Inc.	2.200%	6/17/25	300	310
HP Inc.	3.000%	6/17/27	350	371
HP Inc.	3.400%	6/17/30	500	519
HP Inc.	6.000%	9/15/41	100	124
IHS Markit Ltd.	3.625%	5/1/24	100	108
IHS Markit Ltd.	4.750%	8/1/28	140	161
IHS Markit Ltd.	4.250%	5/1/29	100	112
Intel Corp.	3.100%	7/29/22	175	181
Intel Corp.	2.700%	12/15/22	404	420
Intel Corp.	2.875%	5/11/24	1,050	1,120
Intel Corp.	3.400%	3/25/25	300	326
Intel Corp.	3.700%	7/29/25	450	496
Intel Corp.	2.600%	5/19/26	210	222
Intel Corp.	3.750%	3/25/27	400	446
Intel Corp.	2.450%	11/15/29	375	382
Intel Corp.	3.900%	3/25/30	345	390
Intel Corp.	4.000%	12/15/32	150	171
Intel Corp.	4.600%	3/25/40	150	181
Intel Corp.	4.800%	10/1/41	162	199
Intel Corp.	4.250%	12/15/42	150	171
Intel Corp.	4.100%	5/19/46	250	282
Intel Corp.	4.100%	5/11/47	200	222
Intel Corp.	3.734%	12/8/47	674	722
Intel Corp.	3.250%	11/15/49	300	301
Intel Corp.	4.750%	3/25/50	400	501
Intel Corp.	3.100%	2/15/60	200	186
Intel Corp.	4.950%	3/25/60	155	201
International Business Machines Corp.	2.850%	5/13/22	500	514
International Business Machines Corp.	1.875%	8/1/22	675	689

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	International Business Machines Corp.	2.875%	11/9/22	240	250
	International Business Machines Corp.	3.375%	8/1/23	450	481
	International Business Machines Corp.	3.625%	2/12/24	450	488
	International Business Machines Corp.	3.000%	5/15/24	600	642
	International Business Machines Corp.	7.000%	10/30/25	300	376
	International Business Machines Corp.	3.450%	2/19/26	285	313
	International Business Machines Corp.	3.300%	5/15/26	700	761
	International Business Machines Corp.	1.700%	5/15/27	265	265
	International Business Machines Corp.	6.220%	8/1/27	75	95
	International Business Machines Corp.	6.500%	1/15/28	75	95
	International Business Machines Corp.	3.500%	5/15/29	750	810
	International Business Machines Corp.	1.950%	5/15/30	265	257
	International Business Machines Corp.	4.150%	5/15/39	400	453
	International Business Machines Corp.	5.600%	11/30/39	148	195
	International Business Machines Corp.	2.850%	5/15/40	265	253
	International Business Machines Corp.	4.000%	6/20/42	358	398
	International Business Machines Corp.	4.250%	5/15/49	500	576
	International Business Machines Corp.	2.950%	5/15/50	265	246
	Intuit Inc.	0.650%	7/15/23	100	101
	Intuit Inc.	0.950%	7/15/25	100	100
	Intuit Inc.	1.350%	7/15/27	100	98
	Intuit Inc.	1.650%	7/15/30	100	94
	Jabil Inc.	3.950%	1/12/28	100	110
	Jabil Inc.	3.600%	1/15/30	100	104
	Jabil Inc.	3.000%	1/15/31	150	149
	Juniper Networks Inc.	3.750%	8/15/29	500	538
	Juniper Networks Inc.	5.950%	3/15/41	25	31
	KLA Corp.	4.650%	11/1/24	250	279
	KLA Corp.	4.100%	3/15/29	150	169
	KLA Corp.	5.000%	3/15/49	75	94
	KLA Corp.	3.300%	3/1/50	50	48
	Lam Research Corp.	3.800%	3/15/25	145	159
	Lam Research Corp.	3.750%	3/15/26	150	166
	Lam Research Corp.	4.000%	3/15/29	200	226
	Lam Research Corp.	1.900%	6/15/30	250	241
	Lam Research Corp.	4.875%	3/15/49	125	160
	Lam Research Corp.	2.875%	6/15/50	150	140
	Lam Research Corp.	3.125%	6/15/60	100	96
[7]	Leidos Inc.	2.950%	5/15/23	95	99
[7]	Leidos Inc.	3.625%	5/15/25	100	109
[7]	Leidos Inc.	4.375%	5/15/30	150	167
[7]	Leidos Inc.	2.300%	2/15/31	200	189
	Marvell Technology Group Ltd.	4.200%	6/22/23	100	107
	Marvell Technology Group Ltd.	4.875%	6/22/28	100	114
	Mastercard Inc.	3.375%	4/1/24	300	326
	Mastercard Inc.	2.000%	3/3/25	400	416
	Mastercard Inc.	2.950%	11/21/26	100	108
	Mastercard Inc.	3.300%	3/26/27	200	219
	Mastercard Inc.	2.950%	6/1/29	275	295
	Mastercard Inc.	3.350%	3/26/30	300	329
	Mastercard Inc.	3.950%	2/26/48	100	113
	Mastercard Inc.	3.650%	6/1/49	250	276
	Mastercard Inc.	3.850%	3/26/50	400	454
	Maxim Integrated Products Inc.	3.375%	3/15/23	75	79
	Maxim Integrated Products Inc.	3.450%	6/15/27	100	109
	Microchip Technology Inc.	4.333%	6/1/23	100	107
	Micron Technology Inc.	4.640%	2/6/24	50	55
	Micron Technology Inc.	4.975%	2/6/26	100	114

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	Micron Technology Inc.	4.185%	2/15/27	200	222
	Micron Technology Inc.	5.327%	2/6/29	150	176
	Micron Technology Inc.	4.663%	2/15/30	100	114
	Microsoft Corp.	2.650%	11/3/22	200	207
	Microsoft Corp.	2.375%	5/1/23	75	78
	Microsoft Corp.	2.000%	8/8/23	300	311
	Microsoft Corp.	2.875%	2/6/24	500	533
	Microsoft Corp.	3.125%	11/3/25	1,132	1,234
	Microsoft Corp.	2.400%	8/8/26	805	849
	Microsoft Corp.	3.300%	2/6/27	675	743
	Microsoft Corp.	3.500%	2/12/35	325	361
	Microsoft Corp.	3.450%	8/8/36	425	467
	Microsoft Corp.	4.100%	2/6/37	250	295
	Microsoft Corp.	3.700%	8/8/46	1,226	1,373
	Microsoft Corp.	2.525%	6/1/50	1,478	1,351
	Microsoft Corp.	2.921%	3/17/52	1,664	1,639
	Microsoft Corp.	2.675%	6/1/60	594	542
	Microsoft Corp.	3.041%	3/17/62	856	838
	Moody's Corp.	4.500%	9/1/22	100	105
	Moody's Corp.	4.875%	2/15/24	250	276
	Moody's Corp.	3.250%	1/15/28	200	213
	Moody's Corp.	4.875%	12/17/48	125	153
	Moody's Corp.	3.250%	5/20/50	100	97
	Moody's Corp.	2.550%	8/18/60	300	240
	Motorola Solutions Inc.	4.000%	9/1/24	240	264
	Motorola Solutions Inc.	4.600%	2/23/28	125	142
	Motorola Solutions Inc.	5.500%	9/1/44	75	91
	NetApp Inc.	3.300%	9/29/24	75	81
	NetApp Inc.	1.875%	6/22/25	150	153
	NetApp Inc.	2.375%	6/22/27	100	101
	NetApp Inc.	2.700%	6/22/30	200	198
	NVIDIA Corp.	3.200%	9/16/26	200	218
	NVIDIA Corp.	2.850%	4/1/30	300	315
	NVIDIA Corp.	3.500%	4/1/40	200	213
	NVIDIA Corp.	3.500%	4/1/50	605	636
	NVIDIA Corp.	3.700%	4/1/60	113	119
[7]	NXP BV / NXP Funding LLC	4.875%	3/1/24	200	222
[7]	NXP BV / NXP Funding LLC	5.350%	3/1/26	100	116
[7]	NXP BV / NXP Funding LLC	5.550%	12/1/28	175	210
[7]	NXP BV / NXP Funding LLC / NXP USA Inc.	4.300%	6/18/29	450	503
[7]	NXP BV / NXP Funding LLC / NXP USA Inc.	3.400%	5/1/30	200	211
	Oracle Corp.	2.500%	5/15/22	250	255
	Oracle Corp.	2.400%	9/15/23	750	780
	Oracle Corp.	3.400%	7/8/24	450	483
	Oracle Corp.	2.950%	11/15/24	425	453
	Oracle Corp.	2.500%	4/1/25	919	963
	Oracle Corp.	1.650%	3/25/26	500	503
	Oracle Corp.	2.650%	7/15/26	2,361	2,477
	Oracle Corp.	2.800%	4/1/27	500	526
	Oracle Corp.	2.300%	3/25/28	500	506
	Oracle Corp.	2.950%	4/1/30	750	773
	Oracle Corp.	2.875%	3/25/31	700	712
	Oracle Corp.	4.300%	7/8/34	325	364
	Oracle Corp.	3.900%	5/15/35	150	162
	Oracle Corp.	3.850%	7/15/36	250	264
	Oracle Corp.	3.800%	11/15/37	525	545

	Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
Oracle Corp.	6.125%	7/8/39	150	198
Oracle Corp.	3.600%	4/1/40	605	606
Oracle Corp.	5.375%	7/15/40	700	856
Oracle Corp.	3.650%	3/25/41	500	506
Oracle Corp.	4.500%	7/8/44	250	276
Oracle Corp.	4.125%	5/15/45	425	444
Oracle Corp.	4.000%	7/15/46	575	591
Oracle Corp.	4.000%	11/15/47	475	489
Oracle Corp.	3.600%	4/1/50	1,120	1,082
Oracle Corp.	3.950%	3/25/51	600	623
Oracle Corp.	4.375%	5/15/55	150	163
Oracle Corp.	3.850%	4/1/60	700	687
Oracle Corp.	4.100%	3/25/61	300	311
PayPal Holdings Inc.	2.200%	9/26/22	200	205
PayPal Holdings Inc.	1.350%	6/1/23	200	203
PayPal Holdings Inc.	2.400%	10/1/24	100	105
PayPal Holdings Inc.	1.650%	6/1/25	200	203
PayPal Holdings Inc.	2.650%	10/1/26	300	317
PayPal Holdings Inc.	2.850%	10/1/29	400	416
PayPal Holdings Inc.	2.300%	6/1/30	200	198
PayPal Holdings Inc.	3.250%	6/1/50	310	308
QUALCOMM Inc.	3.000%	5/20/22	100	103
QUALCOMM Inc.	2.600%	1/30/23	90	93
QUALCOMM Inc.	2.900%	5/20/24	172	183
QUALCOMM Inc.	3.450%	5/20/25	200	219
QUALCOMM Inc.	3.250%	5/20/27	400	437
QUALCOMM Inc.	1.300%	5/20/28	378	360
QUALCOMM Inc.	1.650%	5/20/32	414	381
QUALCOMM Inc.	4.650%	5/20/35	200	244
QUALCOMM Inc.	4.800%	5/20/45	275	345
QUALCOMM Inc.	4.300%	5/20/47	350	410
QUALCOMM Inc.	3.250%	5/20/50	200	204
RELX Capital Inc.	3.500%	3/16/23	125	132
RELX Capital Inc.	4.000%	3/18/29	100	110
RELX Capital Inc.	3.000%	5/22/30	150	155
Roper Technologies Inc.	2.350%	9/15/24	125	131
Roper Technologies Inc.	1.000%	9/15/25	500	491
Roper Technologies Inc.	3.850%	12/15/25	100	111
Roper Technologies Inc.	3.800%	12/15/26	145	161
Roper Technologies Inc.	1.400%	9/15/27	500	483
Roper Technologies Inc.	4.200%	9/15/28	175	196
Roper Technologies Inc.	2.950%	9/15/29	125	129
Roper Technologies Inc.	2.000%	6/30/30	125	119
Roper Technologies Inc.	1.750%	2/15/31	500	464
S&P Global Inc.	4.000%	6/15/25	149	165
S&P Global Inc.	2.500%	12/1/29	125	127
S&P Global Inc.	1.250%	8/15/30	400	363
S&P Global Inc.	3.250%	12/1/49	150	154
S&P Global Inc.	2.300%	8/15/60	100	81
salesforce.com Inc.	3.250%	4/11/23	200	211
salesforce.com Inc.	3.700%	4/11/28	325	361
ServiceNow Inc.	1.400%	9/1/30	400	361
Texas Instruments Inc.	1.850%	5/15/22	100	102
Texas Instruments Inc.	2.625%	5/15/24	25	26
Texas Instruments Inc.	1.375%	3/12/25	200	203
Texas Instruments Inc.	2.900%	11/3/27	94	101
Texas Instruments Inc.	2.250%	9/4/29	100	100
Texas Instruments Inc.	1.750%	5/4/30	210	200

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	Texas Instruments Inc.	3.875%	3/15/39	142	163
	Texas Instruments Inc.	4.150%	5/15/48	300	348
	Thomson Reuters Corp.	5.500%	8/15/35	75	93
	Thomson Reuters Corp.	5.850%	4/15/40	100	127
	Thomson Reuters Corp.	5.650%	11/23/43	100	127
	Verisk Analytics Inc.	4.125%	9/12/22	275	289
	Verisk Analytics Inc.	4.000%	6/15/25	150	165
	Verisk Analytics Inc.	4.125%	3/15/29	400	444
	Verisk Analytics Inc.	5.500%	6/15/45	50	64
	Verisk Analytics Inc.	3.625%	5/15/50	100	97
	Visa Inc.	2.150%	9/15/22	100	102
	Visa Inc.	2.800%	12/14/22	550	571
	Visa Inc.	3.150%	12/14/25	925	1,008
	Visa Inc.	1.900%	4/15/27	200	204
	Visa Inc.	0.750%	8/15/27	500	479
	Visa Inc.	2.750%	9/15/27	150	160
	Visa Inc.	1.100%	2/15/31	400	363
	Visa Inc.	4.150%	12/14/35	325	381
	Visa Inc.	2.700%	4/15/40	200	194
	Visa Inc.	4.300%	12/14/45	725	875
	Visa Inc.	3.650%	9/15/47	100	109
	Visa Inc.	2.000%	8/15/50	500	404
	VMware Inc.	2.950%	8/21/22	300	309
	VMware Inc.	4.500%	5/15/25	200	222
	VMware Inc.	4.650%	5/15/27	100	113
	VMware Inc.	3.900%	8/21/27	300	328
	VMware Inc.	4.700%	5/15/30	900	1,030
	Western Union Co.	3.600%	3/15/22	100	103
	Western Union Co.	2.850%	1/10/25	108	113
	Western Union Co.	1.350%	3/15/26	200	195
	Western Union Co.	6.200%	11/17/36	100	124
	Western Union Co.	6.200%	6/21/40	35	42
	Xilinx Inc.	2.950%	6/1/24	150	159
	Xilinx Inc.	2.375%	6/1/30	200	195
					128,910
Utilities (2.3%)
	AEP Texas Inc.	2.400%	10/1/22	75	77
	AEP Texas Inc.	3.950%	6/1/28	100	110
	AEP Texas Inc.	2.100%	7/1/30	200	192
	AEP Texas Inc.	3.800%	10/1/47	50	52
	AEP Texas Inc.	3.450%	1/15/50	50	49
	AEP Transmission Co. LLC	4.000%	12/1/46	75	81
	AEP Transmission Co. LLC	3.750%	12/1/47	100	107
	AEP Transmission Co. LLC	3.800%	6/15/49	70	74
	AEP Transmission Co. LLC	3.150%	9/15/49	70	68
[7]	AES Corp.	1.375%	1/15/26	300	293
[7]	AES Corp.	2.450%	1/15/31	300	285
	Alabama Power Co.	1.450%	9/15/30	500	457
	Alabama Power Co.	6.125%	5/15/38	50	68
	Alabama Power Co.	3.850%	12/1/42	25	27
	Alabama Power Co.	4.150%	8/15/44	75	84
	Alabama Power Co.	3.750%	3/1/45	150	161
	Alabama Power Co.	4.300%	1/2/46	250	284
	Alabama Power Co.	3.700%	12/1/47	100	105
	Alabama Power Co.	4.300%	7/15/48	100	116
	Alabama Power Co.	3.450%	10/1/49	550	562
	Ameren Corp.	2.500%	9/15/24	100	105
	Ameren Corp.	3.650%	2/15/26	80	87

	Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
Ameren Corp.	3.500%	1/15/31	100	106
Ameren Illinois Co.	2.700%	9/1/22	250	257
Ameren Illinois Co.	3.800%	5/15/28	75	83
Ameren Illinois Co.	3.700%	12/1/47	150	159
Ameren Illinois Co.	3.250%	3/15/50	60	60
American Electric Power Co. Inc.	2.950%	12/15/22	25	26
American Electric Power Co. Inc.	3.200%	11/13/27	75	81
American Electric Power Co. Inc.	4.300%	12/1/28	150	168
American Water Capital Corp.	3.400%	3/1/25	125	136
American Water Capital Corp.	2.950%	9/1/27	325	346
American Water Capital Corp.	3.450%	6/1/29	125	134
American Water Capital Corp.	2.800%	5/1/30	100	103
American Water Capital Corp.	6.593%	10/15/37	150	211
American Water Capital Corp.	4.300%	9/1/45	100	113
American Water Capital Corp.	3.750%	9/1/47	200	211
American Water Capital Corp.	4.200%	9/1/48	100	113
American Water Capital Corp.	4.150%	6/1/49	125	140
American Water Capital Corp.	3.450%	5/1/50	100	101
Appalachian Power Co.	3.300%	6/1/27	500	539
Appalachian Power Co.	4.500%	3/1/49	425	479
Appalachian Power Co.	3.700%	5/1/50	100	101
Arizona Public Service Co.	3.150%	5/15/25	100	108
Arizona Public Service Co.	2.950%	9/15/27	50	54
Arizona Public Service Co.	4.500%	4/1/42	25	29
Arizona Public Service Co.	4.350%	11/15/45	125	143
Arizona Public Service Co.	3.750%	5/15/46	125	131
Arizona Public Service Co.	4.250%	3/1/49	100	114
Arizona Public Service Co.	3.500%	12/1/49	60	61
Atmos Energy Corp.	3.000%	6/15/27	100	107
Atmos Energy Corp.	2.625%	9/15/29	50	51
Atmos Energy Corp.	5.500%	6/15/41	200	254
Atmos Energy Corp.	4.150%	1/15/43	100	110
Atmos Energy Corp.	4.125%	10/15/44	50	55
Atmos Energy Corp.	3.375%	9/15/49	400	401
Avangrid Inc.	3.150%	12/1/24	230	247
Avangrid Inc.	3.800%	6/1/29	195	215
Avista Corp.	4.350%	6/1/48	75	87
Baltimore Gas and Electric Co.	2.400%	8/15/26	50	53
Baltimore Gas and Electric Co.	3.500%	8/15/46	100	102
Baltimore Gas and Electric Co.	3.750%	8/15/47	250	267
Baltimore Gas and Electric Co.	4.250%	9/15/48	50	57
Baltimore Gas and Electric Co.	3.200%	9/15/49	80	77
Baltimore Gas and Electric Co.	2.900%	6/15/50	100	92
Berkshire Hathaway Energy Co.	2.800%	1/15/23	125	130
Berkshire Hathaway Energy Co.	3.750%	11/15/23	100	107
Berkshire Hathaway Energy Co.	3.500%	2/1/25	100	108
Berkshire Hathaway Energy Co.	3.250%	4/15/28	125	134
Berkshire Hathaway Energy Co.	3.700%	7/15/30	700	776
Berkshire Hathaway Energy Co.	6.125%	4/1/36	100	134
Berkshire Hathaway Energy Co.	5.950%	5/15/37	225	298
Berkshire Hathaway Energy Co.	5.150%	11/15/43	150	186
Berkshire Hathaway Energy Co.	4.500%	2/1/45	150	174
Berkshire Hathaway Energy Co.	3.800%	7/15/48	50	53
Berkshire Hathaway Energy Co.	4.450%	1/15/49	200	231
Berkshire Hathaway Energy Co.	4.250%	10/15/50	200	230
Black Hills Corp.	4.250%	11/30/23	100	108
Black Hills Corp.	3.950%	1/15/26	75	82
Black Hills Corp.	3.150%	1/15/27	75	80

	Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
Black Hills Corp.	3.050%	10/15/29	70	72
Black Hills Corp.	4.350%	5/1/33	75	83
Black Hills Corp.	4.200%	9/15/46	50	53
Black Hills Corp.	3.875%	10/15/49	70	70
CenterPoint Energy Houston Electric LLC	2.400%	9/1/26	300	315
CenterPoint Energy Houston Electric LLC	6.950%	3/15/33	50	69
CenterPoint Energy Houston Electric LLC	3.950%	3/1/48	75	83
CenterPoint Energy Houston Electric LLC	4.250%	2/1/49	150	174
CenterPoint Energy Houston Electric LLC	2.900%	7/1/50	100	93
CenterPoint Energy Inc.	2.500%	9/1/22	100	103
CenterPoint Energy Inc.	3.850%	2/1/24	163	176
CenterPoint Energy Inc.	2.500%	9/1/24	100	105
CenterPoint Energy Inc.	4.250%	11/1/28	75	84
CenterPoint Energy Inc.	2.950%	3/1/30	80	82
CenterPoint Energy Inc.	3.700%	9/1/49	50	49
CenterPoint Energy Resources Corp.	3.550%	4/1/23	50	53
CenterPoint Energy Resources Corp.	4.000%	4/1/28	100	109
CenterPoint Energy Resources Corp.	5.850%	1/15/41	250	315
CenterPoint Energy Resources Corp.	4.100%	9/1/47	50	53
Cleco Corporate Holdings LLC	3.743%	5/1/26	100	109
Cleco Corporate Holdings LLC	4.973%	5/1/46	125	138
Cleveland Electric Illuminating Co.	5.500%	8/15/24	225	256
Cleveland Electric Illuminating Co.	5.950%	12/15/36	75	91
CMS Energy Corp.	3.000%	5/15/26	75	80
CMS Energy Corp.	3.450%	8/15/27	50	55
CMS Energy Corp.	4.875%	3/1/44	75	89
CMS Energy Corp.	4.750%	6/1/50	100	107
Commonwealth Edison Co.	2.950%	8/15/27	75	80
Commonwealth Edison Co.	2.200%	3/1/30	50	50
Commonwealth Edison Co.	5.900%	3/15/36	150	200
Commonwealth Edison Co.	6.450%	1/15/38	175	245
Commonwealth Edison Co.	4.600%	8/15/43	75	88
Commonwealth Edison Co.	4.700%	1/15/44	175	209
Commonwealth Edison Co.	3.700%	3/1/45	75	79
Commonwealth Edison Co.	3.650%	6/15/46	175	184
Commonwealth Edison Co.	3.750%	8/15/47	100	107
Commonwealth Edison Co.	4.000%	3/1/48	150	167
Commonwealth Edison Co.	4.000%	3/1/49	125	140
Commonwealth Edison Co.	3.000%	3/1/50	200	187
Connecticut Light and Power Co.	2.500%	1/15/23	125	129
Connecticut Light and Power Co.	0.750%	12/1/25	500	489
Connecticut Light and Power Co.	3.200%	3/15/27	50	54
Connecticut Light and Power Co.	4.300%	4/15/44	150	174
Connecticut Light and Power Co.	4.000%	4/1/48	160	182
Consolidated Edison Co. of New York Inc.	3.350%	4/1/30	600	643
Consolidated Edison Co. of New York Inc.	5.300%	3/1/35	200	244
Consolidated Edison Co. of New York Inc.	5.850%	3/15/36	275	351
Consolidated Edison Co. of New York Inc.	6.200%	6/15/36	75	101
Consolidated Edison Co. of New York Inc.	3.950%	3/1/43	125	135

	Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
Consolidated Edison Co. of New York Inc.	4.450%	3/15/44	200	233
Consolidated Edison Co. of New York Inc.	4.500%	12/1/45	375	430
Consolidated Edison Co. of New York Inc.	3.850%	6/15/46	145	152
Consolidated Edison Co. of New York Inc.	3.875%	6/15/47	75	79
Consolidated Edison Co. of New York Inc.	4.125%	5/15/49	400	439
Consolidated Edison Co. of New York Inc.	3.950%	4/1/50	250	271
Consolidated Edison Co. of New York Inc.	4.000%	11/15/57	75	78
Consolidated Edison Co. of New York Inc.	4.500%	5/15/58	120	137
Consolidated Edison Co. of New York Inc.	3.000%	12/1/60	500	435
Consumers Energy Co.	3.375%	8/15/23	275	292
Consumers Energy Co.	3.800%	11/15/28	75	84
Consumers Energy Co.	3.950%	5/15/43	75	83
Consumers Energy Co.	3.250%	8/15/46	50	50
Consumers Energy Co.	3.950%	7/15/47	50	56
Consumers Energy Co.	4.050%	5/15/48	125	142
Consumers Energy Co.	4.350%	4/15/49	80	95
Consumers Energy Co.	3.100%	8/15/50	80	78
Consumers Energy Co.	3.500%	8/1/51	400	421
Consumers Energy Co.	2.500%	5/1/60	100	83
Delmarva Power & Light Co.	3.500%	11/15/23	25	27
Delmarva Power & Light Co.	4.150%	5/15/45	100	111
Dominion Energy Inc.	3.071%	8/15/24	75	79
Dominion Energy Inc.	3.900%	10/1/25	125	137
Dominion Energy Inc.	1.450%	4/15/26	200	199
Dominion Energy Inc.	2.850%	8/15/26	125	132
Dominion Energy Inc.	4.250%	6/1/28	125	141
Dominion Energy Inc.	3.375%	4/1/30	125	133
Dominion Energy Inc.	6.300%	3/15/33	75	99
Dominion Energy Inc.	5.950%	6/15/35	225	297
Dominion Energy Inc.	3.300%	4/15/41	200	197
Dominion Energy Inc.	4.900%	8/1/41	280	332
Dominion Energy Inc.	4.050%	9/15/42	300	325
Dominion Energy Inc.	4.600%	3/15/49	200	238
Dominion Energy Inc.	5.750%	10/1/54	100	108
Dominion Energy South Carolina Inc.	6.625%	2/1/32	50	68
Dominion Energy South Carolina Inc.	6.050%	1/15/38	125	170
Dominion Energy South Carolina Inc.	5.450%	2/1/41	75	97
Dominion Energy South Carolina Inc.	4.600%	6/15/43	75	89
DTE Electric Co.	3.650%	3/15/24	250	268
DTE Electric Co.	3.375%	3/1/25	150	162
DTE Electric Co.	2.250%	3/1/30	200	198
DTE Electric Co.	2.625%	3/1/31	100	102
DTE Electric Co.	4.000%	4/1/43	225	246
DTE Electric Co.	3.700%	6/1/46	50	52
DTE Electric Co.	3.750%	8/15/47	100	107
DTE Electric Co.	3.950%	3/1/49	128	143
DTE Electric Co.	2.950%	3/1/50	150	143
DTE Energy Co.	2.600%	6/15/22	50	51
DTE Energy Co.	2.250%	11/1/22	400	410
DTE Energy Co.	3.700%	8/1/23	125	133

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	DTE Energy Co.	2.529%	10/1/24	100	105
	DTE Energy Co.	1.050%	6/1/25	500	493
	DTE Energy Co.	2.850%	10/1/26	300	317
	DTE Energy Co.	3.800%	3/15/27	175	193
	DTE Energy Co.	3.400%	6/15/29	100	106
	DTE Energy Co.	2.950%	3/1/30	60	61
	DTE Energy Co.	6.375%	4/15/33	75	98
	Duke Energy Carolinas LLC	2.500%	3/15/23	100	104
	Duke Energy Carolinas LLC	3.050%	3/15/23	100	105
	Duke Energy Carolinas LLC	2.950%	12/1/26	100	107
	Duke Energy Carolinas LLC	3.950%	11/15/28	125	141
	Duke Energy Carolinas LLC	6.000%	12/1/28	125	156
	Duke Energy Carolinas LLC	2.450%	8/15/29	200	201
	Duke Energy Carolinas LLC	2.450%	2/1/30	100	100
	Duke Energy Carolinas LLC	6.100%	6/1/37	100	133
	Duke Energy Carolinas LLC	6.000%	1/15/38	25	34
	Duke Energy Carolinas LLC	6.050%	4/15/38	25	34
	Duke Energy Carolinas LLC	5.300%	2/15/40	150	192
	Duke Energy Carolinas LLC	4.000%	9/30/42	175	192
	Duke Energy Carolinas LLC	3.875%	3/15/46	100	108
	Duke Energy Carolinas LLC	3.700%	12/1/47	100	105
	Duke Energy Carolinas LLC	3.950%	3/15/48	300	326
	Duke Energy Carolinas LLC	3.200%	8/15/49	400	392
	Duke Energy Corp.	2.400%	8/15/22	200	205
	Duke Energy Corp.	3.050%	8/15/22	275	283
	Duke Energy Corp.	3.750%	4/15/24	325	349
	Duke Energy Corp.	2.650%	9/1/26	80	84
	Duke Energy Corp.	3.150%	8/15/27	300	319
	Duke Energy Corp.	2.450%	6/1/30	100	99
	Duke Energy Corp.	4.800%	12/15/45	125	142
	Duke Energy Corp.	3.750%	9/1/46	405	408
	Duke Energy Corp.	4.200%	6/15/49	400	431
	Duke Energy Florida LLC	3.800%	7/15/28	100	111
	Duke Energy Florida LLC	2.500%	12/1/29	425	432
	Duke Energy Florida LLC	1.750%	6/15/30	100	95
	Duke Energy Florida LLC	6.350%	9/15/37	225	314
	Duke Energy Florida LLC	6.400%	6/15/38	200	281
	Duke Energy Florida LLC	3.850%	11/15/42	200	215
	Duke Energy Florida LLC	3.400%	10/1/46	100	102
	Duke Energy Florida LLC	4.200%	7/15/48	200	227
[3]	Duke Energy Florida Project Finance LLC	1.731%	9/1/24	26	26
[3]	Duke Energy Florida Project Finance LLC	2.538%	9/1/31	100	105
	Duke Energy Indiana LLC	6.350%	8/15/38	740	1,030
	Duke Energy Indiana LLC	3.750%	5/15/46	225	235
	Duke Energy Ohio Inc.	2.125%	6/1/30	100	97
	Duke Energy Ohio Inc.	3.700%	6/15/46	25	26
	Duke Energy Progress LLC	2.800%	5/15/22	100	102
	Duke Energy Progress LLC	3.375%	9/1/23	25	27
	Duke Energy Progress LLC	3.700%	9/1/28	175	192
	Duke Energy Progress LLC	3.450%	3/15/29	125	134
	Duke Energy Progress LLC	4.375%	3/30/44	300	347
	Duke Energy Progress LLC	4.150%	12/1/44	100	112
	Duke Energy Progress LLC	3.700%	10/15/46	50	53
	Duke Energy Progress LLC	3.600%	9/15/47	100	103
	Eastern Energy Gas Holdings LLC	2.500%	11/15/24	100	105
	Eastern Energy Gas Holdings LLC	3.600%	12/15/24	200	218

	Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
Eastern Energy Gas Holdings LLC	3.000%	11/15/29	100	104
Eastern Energy Gas Holdings LLC	4.600%	12/15/44	200	224
Edison International	2.400%	9/15/22	125	128
Edison International	3.125%	11/15/22	80	83
Edison International	2.950%	3/15/23	200	207
Edison International	5.750%	6/15/27	25	29
El Paso Electric Co.	6.000%	5/15/35	50	65
El Paso Electric Co.	5.000%	12/1/44	75	85
Emera U.S. Finance LP	3.550%	6/15/26	150	162
Emera U.S. Finance LP	4.750%	6/15/46	245	273
Enel Chile SA	4.875%	6/12/28	125	145
Entergy Arkansas LLC	3.500%	4/1/26	50	55
Entergy Arkansas LLC	2.650%	6/15/51	500	443
Entergy Corp.	4.000%	7/15/22	150	156
Entergy Corp.	2.950%	9/1/26	200	213
Entergy Corp.	2.800%	6/15/30	100	100
Entergy Corp.	3.750%	6/15/50	300	301
Entergy Gulf States Louisiana LLC	5.590%	10/1/24	223	259
Entergy Louisiana LLC	5.400%	11/1/24	382	443
Entergy Louisiana LLC	2.400%	10/1/26	75	78
Entergy Louisiana LLC	3.120%	9/1/27	100	108
Entergy Louisiana LLC	3.050%	6/1/31	100	105
Entergy Louisiana LLC	4.000%	3/15/33	150	170
Entergy Louisiana LLC	4.950%	1/15/45	150	163
Entergy Louisiana LLC	4.200%	9/1/48	200	224
Entergy Louisiana LLC	4.200%	4/1/50	100	113
Entergy Louisiana LLC	2.900%	3/15/51	100	92
Entergy Mississippi LLC	2.850%	6/1/28	125	130
Entergy Texas Inc.	1.750%	3/15/31	500	464
Essential Utilities Inc.	3.566%	5/1/29	75	81
Essential Utilities Inc.	2.704%	4/15/30	100	101
Essential Utilities Inc.	4.276%	5/1/49	85	94
Essential Utilities Inc.	3.351%	4/15/50	200	193
Evergy Inc.	2.450%	9/15/24	50	52
Evergy Inc.	2.900%	9/15/29	150	153
Evergy Kansas Central Inc.	2.550%	7/1/26	150	157
Evergy Kansas Central Inc.	3.100%	4/1/27	100	107
Evergy Kansas Central Inc.	4.125%	3/1/42	200	223
Evergy Kansas Central Inc.	4.100%	4/1/43	100	112
Evergy Kansas Central Inc.	4.250%	12/1/45	25	28
Evergy Metro Inc.	3.150%	3/15/23	75	78
Evergy Metro Inc.	2.250%	6/1/30	100	98
Evergy Metro Inc.	5.300%	10/1/41	100	123
Evergy Metro Inc.	4.200%	6/15/47	100	113
Eversource Energy	3.800%	12/1/23	75	81
Eversource Energy	2.900%	10/1/24	50	53
Eversource Energy	3.150%	1/15/25	168	178
Eversource Energy	3.300%	1/15/28	100	107
Eversource Energy	4.250%	4/1/29	200	226
Eversource Energy	3.450%	1/15/50	400	399
Exelon Corp.	3.497%	6/1/22	200	206
Exelon Corp.	3.950%	6/15/25	200	218
Exelon Corp.	3.400%	4/15/26	200	216
Exelon Corp.	4.050%	4/15/30	250	278
Exelon Corp.	4.950%	6/15/35	225	264
Exelon Corp.	5.625%	6/15/35	20	25
Exelon Corp.	5.100%	6/15/45	145	179
Exelon Corp.	4.450%	4/15/46	175	200

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	Exelon Generation Co. LLC	6.250%	10/1/39	360	415
	Exelon Generation Co. LLC	5.750%	10/1/41	75	83
	Exelon Generation Co. LLC	5.600%	6/15/42	155	170
	Florida Power & Light Co.	3.250%	6/1/24	25	27
	Florida Power & Light Co.	2.850%	4/1/25	300	320
	Florida Power & Light Co.	5.625%	4/1/34	25	33
	Florida Power & Light Co.	5.960%	4/1/39	375	515
	Florida Power & Light Co.	4.125%	2/1/42	170	194
	Florida Power & Light Co.	4.050%	6/1/42	125	141
	Florida Power & Light Co.	3.800%	12/15/42	75	82
	Florida Power & Light Co.	3.700%	12/1/47	150	164
	Florida Power & Light Co.	3.950%	3/1/48	325	369
	Florida Power & Light Co.	4.125%	6/1/48	100	117
	Florida Power & Light Co.	3.990%	3/1/49	100	115
	Florida Power & Light Co.	3.150%	10/1/49	555	560
	Fortis Inc.	3.055%	10/4/26	295	314
	Georgia Power Co.	2.100%	7/30/23	75	77
	Georgia Power Co.	2.200%	9/15/24	225	234
	Georgia Power Co.	3.250%	4/1/26	100	108
	Georgia Power Co.	4.750%	9/1/40	175	204
	Georgia Power Co.	4.300%	3/15/43	100	111
	Gulf Power Co.	3.300%	5/30/27	50	54
	Iberdrola International BV	6.750%	7/15/36	75	108
	Indiana Michigan Power Co.	3.850%	5/15/28	250	276
	Indiana Michigan Power Co.	3.750%	7/1/47	150	157
	Indiana Michigan Power Co.	4.250%	8/15/48	100	112
	Interstate Power and Light Co.	3.250%	12/1/24	202	218
	Interstate Power and Light Co.	4.100%	9/26/28	125	141
	Interstate Power and Light Co.	3.600%	4/1/29	60	66
	Interstate Power and Light Co.	2.300%	6/1/30	100	99
	Interstate Power and Light Co.	6.250%	7/15/39	50	67
	Interstate Power and Light Co.	3.700%	9/15/46	75	77
	ITC Holdings Corp.	2.700%	11/15/22	100	103
	ITC Holdings Corp.	3.650%	6/15/24	75	81
	ITC Holdings Corp.	3.350%	11/15/27	100	108
	ITC Holdings Corp.	5.300%	7/1/43	200	246
[3]	John Sevier Combined Cycle Generation LLC	4.626%	1/15/42	65	75
	Kentucky Utilities Co.	5.125%	11/1/40	125	153
	Kentucky Utilities Co.	4.375%	10/1/45	100	113
	Kentucky Utilities Co.	3.300%	6/1/50	200	194
	Louisville Gas and Electric Co.	3.300%	10/1/25	75	81
	Louisville Gas and Electric Co.	4.250%	4/1/49	170	192
	MidAmerican Energy Co.	3.500%	10/15/24	179	194
	MidAmerican Energy Co.	3.100%	5/1/27	150	163
	MidAmerican Energy Co.	3.650%	4/15/29	200	221
	MidAmerican Energy Co.	6.750%	12/30/31	125	172
	MidAmerican Energy Co.	5.750%	11/1/35	125	166
	MidAmerican Energy Co.	4.800%	9/15/43	100	121
	MidAmerican Energy Co.	3.950%	8/1/47	100	110
	MidAmerican Energy Co.	4.250%	7/15/49	200	234
	Mississippi Power Co.	4.250%	3/15/42	100	111
	National Fuel Gas Co.	3.750%	3/1/23	275	288
	National Fuel Gas Co.	5.500%	1/15/26	50	57
	National Fuel Gas Co.	4.750%	9/1/28	50	55
	National Fuel Gas Co.	2.950%	3/1/31	100	96
	National Grid USA	5.803%	4/1/35	50	60

	Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
National Rural Utilities Cooperative Finance Corp.	2.700%	2/15/23	300	311
National Rural Utilities Cooperative Finance Corp.	2.950%	2/7/24	775	819
National Rural Utilities Cooperative Finance Corp.	1.000%	6/15/26	100	97
National Rural Utilities Cooperative Finance Corp.	3.400%	2/7/28	150	161
National Rural Utilities Cooperative Finance Corp.	3.900%	11/1/28	100	110
National Rural Utilities Cooperative Finance Corp.	3.700%	3/15/29	100	109
National Rural Utilities Cooperative Finance Corp.	2.400%	3/15/30	100	99
National Rural Utilities Cooperative Finance Corp.	4.023%	11/1/32	204	230
National Rural Utilities Cooperative Finance Corp.	4.750%	4/30/43	100	103
National Rural Utilities Cooperative Finance Corp.	5.250%	4/20/46	75	80
National Rural Utilities Cooperative Finance Corp.	4.400%	11/1/48	400	463
National Rural Utilities Cooperative Finance Corp.	4.300%	3/15/49	100	115
Nevada Power Co.	3.700%	5/1/29	200	220
Nevada Power Co.	2.400%	5/1/30	75	75
Nevada Power Co.	6.750%	7/1/37	75	106
Nevada Power Co.	3.125%	8/1/50	150	144
NextEra Energy Capital Holdings Inc.	2.900%	4/1/22	350	359
NextEra Energy Capital Holdings Inc.	2.800%	1/15/23	105	109
NextEra Energy Capital Holdings Inc.	0.650%	3/1/23	500	501
NextEra Energy Capital Holdings Inc.	3.150%	4/1/24	100	106
NextEra Energy Capital Holdings Inc.	2.750%	5/1/25	700	738
NextEra Energy Capital Holdings Inc.	3.250%	4/1/26	50	54
NextEra Energy Capital Holdings Inc.	3.550%	5/1/27	250	274
NextEra Energy Capital Holdings Inc.	3.500%	4/1/29	100	107
NextEra Energy Capital Holdings Inc.	2.750%	11/1/29	100	103
NextEra Energy Capital Holdings Inc.	2.250%	6/1/30	500	487
NextEra Energy Capital Holdings Inc.	4.800%	12/1/77	125	135
NextEra Energy Capital Holdings Inc.	5.650%	5/1/79	100	114
NiSource Inc.	0.950%	8/15/25	500	489
NiSource Inc.	3.490%	5/15/27	250	271
NiSource Inc.	2.950%	9/1/29	200	205
NiSource Inc.	3.600%	5/1/30	200	217
NiSource Inc.	1.700%	2/15/31	500	463
NiSource Inc.	5.950%	6/15/41	77	100
NiSource Inc.	4.800%	2/15/44	125	146
NiSource Inc.	5.650%	2/1/45	100	130
NiSource Inc.	4.375%	5/15/47	250	281
NiSource Inc.	3.950%	3/30/48	200	210
Northern States Power Co.	6.250%	6/1/36	75	103
Northern States Power Co.	6.200%	7/1/37	50	69
Northern States Power Co.	5.350%	11/1/39	175	223
Northern States Power Co.	3.400%	8/15/42	105	109
Northern States Power Co.	4.000%	8/15/45	50	56
Northern States Power Co.	2.900%	3/1/50	250	237
Northern States Power Co.	2.600%	6/1/51	100	90
NSTAR Electric Co.	2.375%	10/15/22	125	128
NSTAR Electric Co.	3.200%	5/15/27	125	136

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	NSTAR Electric Co.	3.250%	5/15/29	50	53
	NSTAR Electric Co.	5.500%	3/15/40	75	98
	Oglethorpe Power Corp.	5.950%	11/1/39	50	62
	Oglethorpe Power Corp.	5.375%	11/1/40	175	205
	Ohio Edison Co.	6.875%	7/15/36	100	134
	Ohio Power Co.	4.150%	4/1/48	100	112
	Ohio Power Co.	4.000%	6/1/49	240	263
	Oklahoma Gas and Electric Co.	3.800%	8/15/28	75	82
	Oklahoma Gas and Electric Co.	3.250%	4/1/30	100	106
	Oklahoma Gas and Electric Co.	4.150%	4/1/47	50	55
	Oklahoma Gas and Electric Co.	3.850%	8/15/47	75	80
	Oncor Electric Delivery Co. LLC	4.100%	6/1/22	175	181
	Oncor Electric Delivery Co. LLC	2.750%	6/1/24	100	106
	Oncor Electric Delivery Co. LLC	2.950%	4/1/25	75	80
	Oncor Electric Delivery Co. LLC	3.700%	11/15/28	50	55
	Oncor Electric Delivery Co. LLC	7.250%	1/15/33	50	71
	Oncor Electric Delivery Co. LLC	7.500%	9/1/38	125	190
	Oncor Electric Delivery Co. LLC	5.250%	9/30/40	125	164
	Oncor Electric Delivery Co. LLC	4.550%	12/1/41	75	89
	Oncor Electric Delivery Co. LLC	5.300%	6/1/42	37	48
	Oncor Electric Delivery Co. LLC	3.750%	4/1/45	100	108
	Oncor Electric Delivery Co. LLC	3.800%	9/30/47	50	54
	Oncor Electric Delivery Co. LLC	3.800%	6/1/49	200	218
	Oncor Electric Delivery Co. LLC	3.100%	9/15/49	400	388
[7]	Oncor Electric Delivery Co. LLC	5.350%	10/1/52	63	85
	ONE Gas Inc.	2.000%	5/15/30	100	95
	ONE Gas Inc.	4.658%	2/1/44	125	143
	ONE Gas Inc.	4.500%	11/1/48	75	84
	Pacific Gas and Electric Co.	1.750%	6/16/22	500	501
	Pacific Gas and Electric Co.	3.850%	11/15/23	250	267
	Pacific Gas and Electric Co.	3.450%	7/1/25	200	211
	Pacific Gas and Electric Co.	3.150%	1/1/26	300	312
	Pacific Gas and Electric Co.	3.300%	12/1/27	800	833
	Pacific Gas and Electric Co.	3.750%	7/1/28	300	317
	Pacific Gas and Electric Co.	4.550%	7/1/30	1,100	1,193
	Pacific Gas and Electric Co.	4.500%	7/1/40	500	507
	Pacific Gas and Electric Co.	4.750%	2/15/44	500	513
	Pacific Gas and Electric Co.	4.300%	3/15/45	200	193
	Pacific Gas and Electric Co.	4.950%	7/1/50	800	823
	Pacific Gas and Electric Co.	3.500%	8/1/50	500	437
	PacifiCorp	3.600%	4/1/24	125	135
	PacifiCorp	3.500%	6/15/29	100	108
	PacifiCorp	2.700%	9/15/30	50	51
	PacifiCorp	7.700%	11/15/31	450	644
	PacifiCorp	5.250%	6/15/35	640	805
	PacifiCorp	6.100%	8/1/36	100	135
	PacifiCorp	6.250%	10/15/37	125	169
	PacifiCorp	6.350%	7/15/38	75	103
	PacifiCorp	4.100%	2/1/42	200	224
	PacifiCorp	4.125%	1/15/49	100	111
	PacifiCorp	4.150%	2/15/50	200	226
	PacifiCorp	3.300%	3/15/51	100	98
	PECO Energy Co.	2.375%	9/15/22	300	307
	PECO Energy Co.	3.900%	3/1/48	75	83
	PECO Energy Co.	2.800%	6/15/50	200	182
	Piedmont Natural Gas Co. Inc.	3.500%	6/1/29	110	119
	Piedmont Natural Gas Co. Inc.	4.650%	8/1/43	50	58
	Piedmont Natural Gas Co. Inc.	3.640%	11/1/46	75	76

	Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
Piedmont Natural Gas Co. Inc.	3.350%	6/1/50	100	97
Pinnacle West Capital Corp.	1.300%	6/15/25	200	198
Potomac Electric Power Co.	6.500%	11/15/37	250	351
Potomac Electric Power Co.	4.150%	3/15/43	150	170
PPL Capital Funding Inc.	4.200%	6/15/22	25	26
PPL Capital Funding Inc.	3.500%	12/1/22	115	120
PPL Capital Funding Inc.	3.400%	6/1/23	100	105
PPL Capital Funding Inc.	3.950%	3/15/24	50	53
PPL Capital Funding Inc.	3.100%	5/15/26	100	106
PPL Capital Funding Inc.	4.700%	6/1/43	75	88
PPL Capital Funding Inc.	5.000%	3/15/44	200	236
PPL Capital Funding Inc.	4.000%	9/15/47	75	81
PPL Electric Utilities Corp.	6.250%	5/15/39	100	138
PPL Electric Utilities Corp.	4.125%	6/15/44	50	56
PPL Electric Utilities Corp.	4.150%	10/1/45	155	175
PPL Electric Utilities Corp.	3.950%	6/1/47	75	82
Progress Energy Inc.	3.150%	4/1/22	40	41
Progress Energy Inc.	7.000%	10/30/31	119	160
Progress Energy Inc.	6.000%	12/1/39	125	163
PSEG Power LLC	3.850%	6/1/23	125	133
PSEG Power LLC	8.625%	4/15/31	96	142
Public Service Co. of Colorado	3.700%	6/15/28	75	83
Public Service Co. of Colorado	1.900%	1/15/31	100	96
Public Service Co. of Colorado	1.875%	6/15/31	200	191
Public Service Co. of Colorado	3.600%	9/15/42	175	187
Public Service Co. of Colorado	4.100%	6/15/48	75	84
Public Service Co. of Colorado	2.700%	1/15/51	100	90
Public Service Co. of New Hampshire	3.500%	11/1/23	50	53
Public Service Co. of New Hampshire	3.600%	7/1/49	75	79
Public Service Electric and Gas Co.	3.000%	5/15/25	80	85
Public Service Electric and Gas Co.	2.250%	9/15/26	250	262
Public Service Electric and Gas Co.	3.000%	5/15/27	75	80
Public Service Electric and Gas Co.	3.200%	5/15/29	70	75
Public Service Electric and Gas Co.	2.450%	1/15/30	50	50
Public Service Electric and Gas Co.	3.800%	3/1/46	250	276
Public Service Electric and Gas Co.	3.850%	5/1/49	200	221
Public Service Electric and Gas Co.	3.150%	1/1/50	200	197
Public Service Electric and Gas Co.	2.050%	8/1/50	500	402
Public Service Enterprise Group Inc.	2.650%	11/15/22	100	103
Public Service Enterprise Group Inc.	1.600%	8/15/30	500	460
Puget Energy Inc.	5.625%	7/15/22	200	210
Puget Energy Inc.	3.650%	5/15/25	400	433
Puget Energy Inc.	4.100%	6/15/30	100	108
Puget Sound Energy Inc.	6.274%	3/15/37	125	168
Puget Sound Energy Inc.	5.757%	10/1/39	125	167
Puget Sound Energy Inc.	4.300%	5/20/45	100	115
Puget Sound Energy Inc.	4.223%	6/15/48	125	142
Puget Sound Energy Inc.	3.250%	9/15/49	90	86
San Diego Gas & Electric Co.	2.500%	5/15/26	250	262
San Diego Gas & Electric Co.	1.700%	10/1/30	500	470
San Diego Gas & Electric Co.	4.500%	8/15/40	100	116
San Diego Gas & Electric Co.	3.750%	6/1/47	75	79
San Diego Gas & Electric Co.	4.150%	5/15/48	75	84
San Diego Gas & Electric Co.	3.320%	4/15/50	100	99
Sempra Energy	2.875%	10/1/22	100	103
Sempra Energy	2.900%	2/1/23	100	104
Sempra Energy	4.050%	12/1/23	100	108
Sempra Energy	3.750%	11/15/25	424	464

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	Sempra Energy	3.250%	6/15/27	150	160
	Sempra Energy	3.400%	2/1/28	200	214
	Sempra Energy	3.800%	2/1/38	200	215
	Sempra Energy	6.000%	10/15/39	150	199
	Sempra Energy	4.000%	2/1/48	175	184
	Sierra Pacific Power Co.	2.600%	5/1/26	100	105
[3]	Southern California Edison Co.	1.845%	2/1/22	14	14
	Southern California Edison Co.	3.400%	6/1/23	75	79
	Southern California Edison Co.	3.500%	10/1/23	175	186
	Southern California Edison Co.	1.100%	4/1/24	200	201
	Southern California Edison Co.	3.700%	8/1/25	150	164
	Southern California Edison Co.	3.650%	3/1/28	100	108
	Southern California Edison Co.	4.200%	3/1/29	75	83
	Southern California Edison Co.	6.650%	4/1/29	75	93
	Southern California Edison Co.	2.850%	8/1/29	275	279
	Southern California Edison Co.	2.250%	6/1/30	300	289
	Southern California Edison Co.	5.750%	4/1/35	75	95
	Southern California Edison Co.	5.350%	7/15/35	200	243
	Southern California Edison Co.	5.625%	2/1/36	125	154
	Southern California Edison Co.	5.500%	3/15/40	100	123
	Southern California Edison Co.	4.500%	9/1/40	275	299
	Southern California Edison Co.	4.050%	3/15/42	208	214
	Southern California Edison Co.	3.900%	3/15/43	100	102
	Southern California Edison Co.	4.000%	4/1/47	335	344
	Southern California Edison Co.	4.125%	3/1/48	350	366
	Southern California Edison Co.	4.875%	3/1/49	100	116
	Southern California Edison Co.	3.650%	2/1/50	500	493
	Southern California Gas Co.	2.600%	6/15/26	200	210
	Southern California Gas Co.	2.550%	2/1/30	150	151
	Southern California Gas Co.	3.750%	9/15/42	75	79
	Southern California Gas Co.	4.125%	6/1/48	75	84
	Southern California Gas Co.	3.950%	2/15/50	70	78
	Southern Co.	3.250%	7/1/26	350	374
	Southern Co.	1.750%	3/15/28	300	292
	Southern Co.	4.250%	7/1/36	200	224
	Southern Co.	4.400%	7/1/46	360	401
	Southern Co.	4.000%	1/15/51	300	317
	Southern Co. Gas Capital Corp.	3.250%	6/15/26	75	81
	Southern Co. Gas Capital Corp.	1.750%	1/15/31	500	460
	Southern Co. Gas Capital Corp.	5.875%	3/15/41	75	98
	Southern Co. Gas Capital Corp.	4.400%	6/1/43	50	55
	Southern Co. Gas Capital Corp.	3.950%	10/1/46	100	104
	Southern Co. Gas Capital Corp.	4.400%	5/30/47	100	111
	Southern Power Co.	4.150%	12/1/25	100	111
	Southern Power Co.	5.150%	9/15/41	100	116
	Southern Power Co.	5.250%	7/15/43	50	57
	Southern Power Co.	4.950%	12/15/46	75	83
	Southwest Gas Corp.	3.700%	4/1/28	50	54
	Southwest Gas Corp.	3.800%	9/29/46	75	77
	Southwest Gas Corp.	4.150%	6/1/49	25	27
	Southwestern Electric Power Co.	2.750%	10/1/26	100	105
	Southwestern Electric Power Co.	4.100%	9/15/28	100	110
	Southwestern Electric Power Co.	6.200%	3/15/40	75	99
	Southwestern Electric Power Co.	3.900%	4/1/45	200	209
	Southwestern Electric Power Co.	3.850%	2/1/48	325	330
	Southwestern Public Service Co.	3.300%	6/15/24	165	176
	Southwestern Public Service Co.	4.500%	8/15/41	100	116
	Southwestern Public Service Co.	3.400%	8/15/46	275	275

	Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
Southwestern Public Service Co.	3.700%	8/15/47	75	78
Southwestern Public Service Co.	4.400%	11/15/48	275	318
Southwestern Public Service Co.	3.750%	6/15/49	75	80
Southwestern Public Service Co.	3.150%	5/1/50	100	97
Tampa Electric Co.	4.100%	6/15/42	50	55
Tampa Electric Co.	4.350%	5/15/44	50	56
Tampa Electric Co.	4.300%	6/15/48	75	85
Tampa Electric Co.	4.450%	6/15/49	125	146
Tampa Electric Co.	3.625%	6/15/50	50	51
Toledo Edison Co.	6.150%	5/15/37	75	96
Tucson Electric Power Co.	3.050%	3/15/25	50	54
Union Electric Co.	3.500%	4/15/24	250	268
Union Electric Co.	2.950%	3/15/30	500	523
Union Electric Co.	8.450%	3/15/39	150	244
Union Electric Co.	3.650%	4/15/45	125	131
Union Electric Co.	4.000%	4/1/48	275	305
Union Electric Co.	3.250%	10/1/49	100	99
Veolia Environnement SA	6.750%	6/1/38	39	55
Virginia Electric and Power Co.	3.450%	2/15/24	50	54
Virginia Electric and Power Co.	2.950%	11/15/26	75	80
Virginia Electric and Power Co.	3.500%	3/15/27	250	274
Virginia Electric and Power Co.	3.800%	4/1/28	150	166
Virginia Electric and Power Co.	2.875%	7/15/29	275	286
Virginia Electric and Power Co.	6.000%	1/15/36	125	167
Virginia Electric and Power Co.	6.000%	5/15/37	150	201
Virginia Electric and Power Co.	6.350%	11/30/37	50	69
Virginia Electric and Power Co.	4.000%	1/15/43	400	443
Virginia Electric and Power Co.	4.450%	2/15/44	475	559
Virginia Electric and Power Co.	4.200%	5/15/45	75	85
Virginia Electric and Power Co.	4.000%	11/15/46	100	110
Virginia Electric and Power Co.	3.800%	9/15/47	100	108
Virginia Electric and Power Co.	4.600%	12/1/48	175	215
Virginia Electric and Power Co.	3.300%	12/1/49	210	210
Washington Gas Light Co.	3.796%	9/15/46	100	108
Washington Gas Light Co.	3.650%	9/15/49	30	31
WEC Energy Group Inc.	0.550%	9/15/23	500	497
WEC Energy Group Inc.	3.550%	6/15/25	168	182
WEC Energy Group Inc.	1.375%	10/15/27	500	482
Wisconsin Electric Power Co.	2.050%	12/15/24	100	104
Wisconsin Electric Power Co.	4.300%	10/15/48	100	116
Wisconsin Power and Light Co.	6.375%	8/15/37	100	134
Wisconsin Power and Light Co.	3.650%	4/1/50	50	52
Xcel Energy Inc.	3.300%	6/1/25	325	348
Xcel Energy Inc.	3.350%	12/1/26	75	82
Xcel Energy Inc.	4.000%	6/15/28	75	84
Xcel Energy Inc.	2.600%	12/1/29	200	203
Xcel Energy Inc.	3.400%	6/1/30	250	269
Xcel Energy Inc.	3.500%	12/1/49	100	100
				109,093
Total Corporate Bonds (Cost $1,305,421)				1,381,807
Sovereign Bonds (3.9%)
African Development Bank	0.500%	4/22/22	500	502
African Development Bank	1.625%	9/16/22	400	408
African Development Bank	2.125%	11/16/22	700	721
African Development Bank	3.000%	9/20/23	275	293
African Development Bank	0.875%	3/23/26	600	596
Asian Development Bank	0.625%	4/7/22	1,100	1,105

	Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
Asian Development Bank	1.875%	7/19/22	600	613
Asian Development Bank	1.750%	9/13/22	1,100	1,124
Asian Development Bank	1.625%	1/24/23	200	205
Asian Development Bank	2.750%	3/17/23	1,000	1,049
Asian Development Bank	0.250%	7/14/23	1,300	1,299
Asian Development Bank	0.250%	10/6/23	600	599
Asian Development Bank	2.625%	1/30/24	1,000	1,062
Asian Development Bank	1.500%	10/18/24	500	516
Asian Development Bank	2.000%	1/22/25	300	315
Asian Development Bank	0.625%	4/29/25	700	697
Asian Development Bank	0.375%	9/3/25	1,000	977
Asian Development Bank	0.500%	2/4/26	850	830
Asian Development Bank	2.000%	4/24/26	100	105
Asian Development Bank	2.625%	1/12/27	200	216
Asian Development Bank	2.375%	8/10/27	275	292
Asian Development Bank	6.220%	8/15/27	100	127
Asian Development Bank	2.500%	11/2/27	673	718
Asian Development Bank	5.820%	6/16/28	148	190
Asian Development Bank	3.125%	9/26/28	130	144
Asian Development Bank	1.750%	9/19/29	200	201
Asian Development Bank	1.875%	1/24/30	200	202
Asian Development Bank	0.750%	10/8/30	500	454
Asian Development Bank	1.500%	3/4/31	500	484
Asian Infrastructure Investment Bank	0.250%	9/29/23	500	499
Asian Infrastructure Investment Bank	2.250%	5/16/24	500	527
Asian Infrastructure Investment Bank	0.500%	5/28/25	400	395
Asian Infrastructure Investment Bank	0.500%	1/27/26	600	586
Canada	2.000%	11/15/22	570	586
Canada	1.625%	1/22/25	550	567
Corp. Andina de Fomento	2.750%	1/6/23	125	129
Corp. Andina de Fomento	2.375%	5/12/23	100	103
Corp. Andina de Fomento	3.750%	11/23/23	925	992
Council of Europe Development Bank	1.750%	9/26/22	150	153
Council of Europe Development Bank	2.625%	2/13/23	425	444
Council of Europe Development Bank	0.250%	6/10/23	100	100
Council of Europe Development Bank	0.250%	10/20/23	500	499
Council of Europe Development Bank	1.375%	2/27/25	200	205
European Bank for Reconstruction & Development	2.750%	3/7/23	925	970
European Bank for Reconstruction & Development	0.250%	7/10/23	200	200
European Bank for Reconstruction & Development	1.625%	9/27/24	270	280
European Bank for Reconstruction & Development	1.500%	2/13/25	100	103
European Bank for Reconstruction & Development	0.500%	5/19/25	100	99
European Bank for Reconstruction & Development	0.500%	11/25/25	500	490
European Bank for Reconstruction & Development	0.500%	1/28/26	500	489
European Investment Bank	2.625%	5/20/22	200	205
European Investment Bank	2.375%	6/15/22	1,725	1,770
European Investment Bank	1.375%	9/6/22	720	732
European Investment Bank	2.500%	3/15/23	600	627
European Investment Bank	1.375%	5/15/23	600	614
European Investment Bank	2.875%	8/15/23	800	848
European Investment Bank	0.250%	9/15/23	1,750	1,747
European Investment Bank	3.125%	12/14/23	500	537

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	European Investment Bank	3.250%	1/29/24	810	875
	European Investment Bank	2.625%	3/15/24	530	564
	European Investment Bank	2.250%	6/24/24	550	581
	European Investment Bank	2.500%	10/15/24	276	295
	European Investment Bank	1.875%	2/10/25	1,050	1,098
	European Investment Bank	1.625%	3/14/25	100	104
	European Investment Bank	0.625%	7/25/25	1,600	1,585
	European Investment Bank	0.375%	12/15/25	2,000	1,949
	European Investment Bank	0.375%	3/26/26	1,000	970
	European Investment Bank	2.375%	5/24/27	225	240
	European Investment Bank	0.625%	10/21/27	500	475
	European Investment Bank	1.625%	10/9/29	125	124
	European Investment Bank	0.875%	5/17/30	200	186
	European Investment Bank	0.750%	9/23/30	500	456
	European Investment Bank	1.250%	2/14/31	500	475
	European Investment Bank	4.875%	2/15/36	325	433
[9]	Export Development Canada	1.750%	7/18/22	580	591
[9]	Export Development Canada	2.500%	1/24/23	40	42
[9]	Export Development Canada	1.375%	2/24/23	1,000	1,019
[9]	Export Development Canada	2.625%	2/21/24	250	265
	Export-Import Bank of Korea	5.000%	4/11/22	275	288
	Export-Import Bank of Korea	3.000%	11/1/22	400	416
	Export-Import Bank of Korea	3.625%	11/27/23	200	216
	Export-Import Bank of Korea	4.000%	1/14/24	650	711
	Export-Import Bank of Korea	2.625%	5/26/26	200	213
	Export-Import Bank of Korea	1.250%	9/21/30	500	461
	FMS Wertmanagement	2.000%	8/1/22	470	481
	FMS Wertmanagement	2.750%	3/6/23	300	314
	Hydro-Quebec	8.050%	7/7/24	325	399
	Inter-American Development Bank	1.750%	4/14/22	800	813
	Inter-American Development Bank	3.000%	9/26/22	500	520
	Inter-American Development Bank	2.500%	1/18/23	1,025	1,067
	Inter-American Development Bank	0.500%	5/24/23	400	402
	Inter-American Development Bank	3.000%	10/4/23	625	666
	Inter-American Development Bank	0.250%	11/15/23	1,000	997
	Inter-American Development Bank	2.625%	1/16/24	150	159
	Inter-American Development Bank	3.000%	2/21/24	900	967
	Inter-American Development Bank	2.125%	1/15/25	1,100	1,160
	Inter-American Development Bank	1.750%	3/14/25	200	208
	Inter-American Development Bank	0.875%	4/3/25	500	503
	Inter-American Development Bank	7.000%	6/15/25	134	166
	Inter-American Development Bank	0.625%	7/15/25	1,300	1,287
	Inter-American Development Bank	2.000%	6/2/26	750	785
	Inter-American Development Bank	2.000%	7/23/26	100	105
	Inter-American Development Bank	2.375%	7/7/27	450	477
	Inter-American Development Bank	0.625%	9/16/27	800	761
	Inter-American Development Bank	3.125%	9/18/28	875	971
	Inter-American Development Bank	1.125%	1/13/31	350	327
	Inter-American Development Bank	3.875%	10/28/41	200	243
	Inter-American Development Bank	3.200%	8/7/42	100	110
	International Bank for Reconstruction & Development	2.125%	7/1/22	1,775	1,817
	International Bank for Reconstruction & Development	1.875%	6/19/23	1,100	1,139
	International Bank for Reconstruction & Development	3.000%	9/27/23	1,125	1,199
	International Bank for Reconstruction & Development	0.250%	11/24/23	700	698

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	International Bank for Reconstruction & Development	2.500%	3/19/24	1,100	1,167
	International Bank for Reconstruction & Development	1.500%	8/28/24	695	717
	International Bank for Reconstruction & Development	2.500%	11/25/24	750	801
	International Bank for Reconstruction & Development	1.625%	1/15/25	200	207
	International Bank for Reconstruction & Development	0.625%	4/22/25	1,500	1,493
	International Bank for Reconstruction & Development	0.375%	7/28/25	1,500	1,470
	International Bank for Reconstruction & Development	2.500%	7/29/25	1,150	1,230
	International Bank for Reconstruction & Development	0.500%	10/28/25	2,000	1,963
	International Bank for Reconstruction & Development	3.125%	11/20/25	470	517
	International Bank for Reconstruction & Development	2.500%	11/22/27	350	374
	International Bank for Reconstruction & Development	0.750%	11/24/27	900	861
	International Bank for Reconstruction & Development	1.750%	10/23/29	200	201
	International Bank for Reconstruction & Development	0.875%	5/14/30	400	370
	International Bank for Reconstruction & Development	0.750%	8/26/30	800	727
	International Bank for Reconstruction & Development	1.250%	2/10/31	650	615
	International Bank for Reconstruction & Development	4.750%	2/15/35	250	328
	International Finance Corp.	2.000%	10/24/22	200	206
	International Finance Corp.	2.875%	7/31/23	575	609
	International Finance Corp.	1.375%	10/16/24	200	206
	International Finance Corp.	0.375%	7/16/25	400	392
	International Finance Corp.	2.125%	4/7/26	600	632
[10]	Iraq Government Aid Bond	2.149%	1/18/22	100	102
[10]	Israel Government Aid Bond	5.500%	12/4/23	50	57
[10]	Israel Government Aid Bond	5.500%	4/26/24	475	548
[11]	Japan Bank for International Cooperation	3.125%	7/20/21	275	277
[11]	Japan Bank for International Cooperation	2.500%	6/1/22	450	461
[11]	Japan Bank for International Cooperation	2.375%	7/21/22	250	257
[11]	Japan Bank for International Cooperation	2.375%	11/16/22	540	558
[11]	Japan Bank for International Cooperation	1.750%	1/23/23	500	513
[11]	Japan Bank for International Cooperation	0.625%	5/22/23	200	201
[11]	Japan Bank for International Cooperation	3.250%	7/20/23	300	319
[11]	Japan Bank for International Cooperation	3.375%	7/31/23	100	107
[11]	Japan Bank for International Cooperation	0.375%	9/15/23	600	599
[11]	Japan Bank for International Cooperation	3.375%	10/31/23	400	430

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
[11]	Japan Bank for International Cooperation	3.000%	5/29/24	500	538
[11]	Japan Bank for International Cooperation	1.750%	10/17/24	200	208
[11]	Japan Bank for International Cooperation	2.125%	2/10/25	330	347
[11]	Japan Bank for International Cooperation	0.625%	7/15/25	400	393
[11]	Japan Bank for International Cooperation	2.750%	1/21/26	442	475
[11]	Japan Bank for International Cooperation	2.375%	4/20/26	200	211
[11]	Japan Bank for International Cooperation	2.250%	11/4/26	200	210
[11]	Japan Bank for International Cooperation	2.875%	7/21/27	200	216
[11]	Japan Bank for International Cooperation	2.750%	11/16/27	800	857
[11]	Japan Bank for International Cooperation	3.250%	7/20/28	300	332
[11]	Japan Bank for International Cooperation	3.500%	10/31/28	350	394
[11]	Japan Bank for International Cooperation	1.250%	1/21/31	500	468
[11]	Japan International Cooperation Agency	2.750%	4/27/27	300	325
[10]	Kingdom of Jordan AID	2.578%	6/30/22	200	206
[10]	Kingdom of Jordan AID	3.000%	6/30/25	200	215
	Korea Development Bank	3.000%	9/14/22	400	415
	Korea Development Bank	3.375%	3/12/23	700	739
	Korea Development Bank	3.750%	1/22/24	500	544
	Korea Development Bank	2.125%	10/1/24	200	210
	Korea Development Bank	1.625%	1/19/31	400	383
[12]	Kreditanstalt fuer Wiederaufbau	2.125%	6/15/22	750	767
[12]	Kreditanstalt fuer Wiederaufbau	1.750%	8/22/22	1,600	1,634
[12]	Kreditanstalt fuer Wiederaufbau	2.000%	10/4/22	950	976
[12]	Kreditanstalt fuer Wiederaufbau	2.375%	12/29/22	950	985
[12]	Kreditanstalt fuer Wiederaufbau	2.125%	1/17/23	1,025	1,060
[12]	Kreditanstalt fuer Wiederaufbau	1.625%	2/15/23	1,200	1,229
[12]	Kreditanstalt fuer Wiederaufbau	0.250%	10/19/23	800	798
[12]	Kreditanstalt fuer Wiederaufbau	2.625%	2/28/24	400	425
[12]	Kreditanstalt fuer Wiederaufbau	0.250%	3/8/24	700	697
[12]	Kreditanstalt fuer Wiederaufbau	1.375%	8/5/24	900	918
[12]	Kreditanstalt fuer Wiederaufbau	2.500%	11/20/24	1,800	1,923
[12]	Kreditanstalt fuer Wiederaufbau	2.000%	5/2/25	150	158
[12]	Kreditanstalt fuer Wiederaufbau	0.375%	7/18/25	1,500	1,469
[12]	Kreditanstalt fuer Wiederaufbau	0.625%	1/22/26	1,000	983
[12]	Kreditanstalt fuer Wiederaufbau	2.875%	4/3/28	500	547
[12]	Kreditanstalt fuer Wiederaufbau	1.750%	9/14/29	175	175
[12]	Kreditanstalt fuer Wiederaufbau	0.000%	4/18/36	400	284
[12]	Kreditanstalt fuer Wiederaufbau	0.000%	6/29/37	200	138
[12]	Landwirtschaftliche Rentenbank	3.125%	11/14/23	100	107
[12]	Landwirtschaftliche Rentenbank	2.000%	1/13/25	850	890
[12]	Landwirtschaftliche Rentenbank	0.500%	5/27/25	400	396
[12]	Landwirtschaftliche Rentenbank	2.375%	6/10/25	475	506
[12]	Landwirtschaftliche Rentenbank	1.750%	7/27/26	275	284
[12]	Landwirtschaftliche Rentenbank	2.500%	11/15/27	250	266
[12]	Landwirtschaftliche Rentenbank	0.875%	9/3/30	500	458
	Nordic Investment Bank	1.375%	10/17/22	200	204
	Nordic Investment Bank	0.375%	5/19/23	200	200

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	Nordic Investment Bank	2.875%	7/19/23	200	210
	Nordic Investment Bank	2.250%	5/21/24	200	209
	Nordic Investment Bank	0.375%	9/11/25	600	586
	Nordic Investment Bank	0.500%	1/21/26	200	195
[13]	Oesterreichische Kontrollbank AG	1.625%	9/17/22	400	408
[13]	Oesterreichische Kontrollbank AG	2.875%	3/13/23	500	525
[13]	Oesterreichische Kontrollbank AG	3.125%	11/7/23	200	214
[13]	Oesterreichische Kontrollbank AG	1.500%	2/12/25	100	102
[13]	Oesterreichische Kontrollbank AG	0.375%	9/17/25	500	487
[13]	Oesterreichische Kontrollbank AG	0.500%	2/2/26	500	488
	Province of Alberta	2.200%	7/26/22	400	410
	Province of Alberta	3.350%	11/1/23	375	402
	Province of Alberta	2.950%	1/23/24	300	320
	Province of Alberta	1.875%	11/13/24	450	464
	Province of Alberta	1.000%	5/20/25	485	483
	Province of Alberta	3.300%	3/15/28	250	275
	Province of Alberta	1.300%	7/22/30	500	465
	Province of British Columbia	2.000%	10/23/22	200	205
	Province of British Columbia	1.750%	9/27/24	225	235
	Province of British Columbia	2.250%	6/2/26	300	317
	Province of Manitoba	2.125%	5/4/22	60	61
	Province of Manitoba	2.100%	9/6/22	150	154
	Province of Manitoba	2.600%	4/16/24	150	159
	Province of Manitoba	2.125%	6/22/26	90	94
	Province of New Brunswick	2.500%	12/12/22	95	98
	Province of New Brunswick	3.625%	2/24/28	105	117
	Province of Ontario	2.550%	4/25/22	350	359
	Province of Ontario	2.250%	5/18/22	500	511
	Province of Ontario	2.450%	6/29/22	150	154
	Province of Ontario	2.200%	10/3/22	400	411
	Province of Ontario	3.400%	10/17/23	760	817
	Province of Ontario	3.050%	1/29/24	250	268
	Province of Ontario	3.200%	5/16/24	150	162
	Province of Ontario	2.500%	4/27/26	250	267
	Province of Ontario	2.300%	6/15/26	900	950
	Province of Ontario	2.000%	10/2/29	585	588
	Province of Ontario	1.125%	10/7/30	500	459
	Province of Ontario	1.600%	2/25/31	600	574
	Province of Quebec	2.625%	2/13/23	425	443
	Province of Quebec	1.500%	2/11/25	441	449
	Province of Quebec	0.600%	7/23/25	500	486
	Province of Quebec	2.500%	4/20/26	200	214
	Province of Quebec	2.750%	4/12/27	850	917
	Province of Quebec	7.500%	9/15/29	475	673
	Province of Quebec	1.350%	5/28/30	400	379
	Province of Saskatchewan	8.500%	7/15/22	58	64
	Republic of Chile	2.250%	10/30/22	175	179
	Republic of Chile	3.125%	1/21/26	485	521
	Republic of Chile	3.240%	2/6/28	460	496
	Republic of Chile	2.450%	1/31/31	200	200
	Republic of Chile	2.550%	1/27/32	200	202
	Republic of Chile	3.500%	1/25/50	675	689
	Republic of Chile	3.100%	1/22/61	500	465
	Republic of Colombia	4.000%	2/26/24	400	426
	Republic of Colombia	8.125%	5/21/24	100	119
	Republic of Colombia	4.500%	1/28/26	322	353
	Republic of Colombia	3.875%	4/25/27	765	817
	Republic of Colombia	4.500%	3/15/29	450	491

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	Republic of Colombia	3.000%	1/30/30	200	195
	Republic of Colombia	3.125%	4/15/31	200	195
	Republic of Colombia	10.375%	1/28/33	200	304
	Republic of Colombia	7.375%	9/18/37	300	395
	Republic of Colombia	6.125%	1/18/41	125	148
	Republic of Colombia	5.625%	2/26/44	475	539
	Republic of Colombia	5.000%	6/15/45	1,165	1,241
	Republic of Colombia	5.200%	5/15/49	600	661
	Republic of Colombia	4.125%	5/15/51	400	379
	Republic of Colombia	3.875%	2/15/61	400	360
	Republic of Hungary	5.375%	2/21/23	400	437
	Republic of Hungary	5.750%	11/22/23	400	452
	Republic of Hungary	5.375%	3/25/24	350	396
	Republic of Hungary	7.625%	3/29/41	290	466
	Republic of Indonesia	2.950%	1/11/23	425	441
	Republic of Indonesia	4.100%	4/24/28	200	221
	Republic of Indonesia	4.750%	2/11/29	425	488
	Republic of Indonesia	3.400%	9/18/29	200	212
	Republic of Indonesia	2.850%	2/14/30	200	204
	Republic of Indonesia	3.850%	10/15/30	200	220
[7]	Republic of Indonesia	4.750%	7/18/47	200	226
	Republic of Indonesia	4.350%	1/11/48	725	786
	Republic of Indonesia	3.700%	10/30/49	200	203
	Republic of Indonesia	4.200%	10/15/50	430	471
	Republic of Indonesia	3.050%	3/12/51	400	396
	Republic of Indonesia	4.450%	4/15/70	200	219
	Republic of Italy	6.875%	9/27/23	590	678
	Republic of Italy	2.375%	10/17/24	475	495
	Republic of Italy	1.250%	2/17/26	500	489
	Republic of Italy	2.875%	10/17/29	400	404
	Republic of Italy	5.375%	6/15/33	475	575
	Republic of Italy	4.000%	10/17/49	500	507
	Republic of Korea	3.875%	9/11/23	200	216
	Republic of Korea	5.625%	11/3/25	100	119
	Republic of Korea	2.750%	1/19/27	1,000	1,069
	Republic of Korea	3.875%	9/20/48	125	148
	Republic of Panama	4.000%	9/22/24	200	218
	Republic of Panama	3.750%	3/16/25	207	225
	Republic of Panama	7.125%	1/29/26	168	207
	Republic of Panama	8.875%	9/30/27	238	328
	Republic of Panama	3.875%	3/17/28	460	503
	Republic of Panama	9.375%	4/1/29	300	438
	Republic of Panama	2.252%	9/29/32	500	475
[3]	Republic of Panama	6.700%	1/26/36	292	393
[3]	Republic of Panama	4.500%	4/16/50	610	675
[3]	Republic of Panama	4.300%	4/29/53	400	430
	Republic of Panama	4.500%	4/1/56	700	768
[3]	Republic of Panama	3.870%	7/23/60	700	695
	Republic of Peru	7.350%	7/21/25	225	278
	Republic of Peru	2.392%	1/23/26	200	206
	Republic of Peru	2.783%	1/23/31	900	900
	Republic of Peru	8.750%	11/21/33	645	1,003
[3]	Republic of Peru	6.550%	3/14/37	325	440
	Republic of Peru	3.300%	3/11/41	200	194
	Republic of Peru	5.625%	11/18/50	475	629
	Republic of Peru	3.550%	3/10/51	200	195
	Republic of Peru	3.230%	7/28/21	525	420
	Republic of Philippines	9.500%	10/21/24	350	453

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	Republic of Philippines	10.625%	3/16/25	100	137
	Republic of Philippines	5.500%	3/30/26	225	271
	Republic of Philippines	3.000%	2/1/28	400	423
	Republic of Philippines	3.750%	1/14/29	400	443
	Republic of Philippines	9.500%	2/2/30	300	466
	Republic of Philippines	2.457%	5/5/30	200	203
	Republic of Philippines	7.750%	1/14/31	400	580
	Republic of Philippines	1.648%	6/10/31	200	189
	Republic of Philippines	6.375%	1/15/32	200	268
	Republic of Philippines	6.375%	10/23/34	550	754
	Republic of Philippines	3.950%	1/20/40	700	751
	Republic of Philippines	3.700%	3/1/41	400	417
	Republic of Philippines	3.700%	2/2/42	350	364
	Republic of Philippines	2.950%	5/5/45	500	464
	Republic of Philippines	2.650%	12/10/45	200	180
	Republic of Poland	5.125%	4/21/21	245	245
	Republic of Poland	3.000%	3/17/23	325	341
	Republic of Poland	3.250%	4/6/26	500	553
[3]	Republic of Uruguay	8.000%	11/18/22	83	90
[3]	Republic of Uruguay	4.500%	8/14/24	303	328
[3]	Republic of Uruguay	4.375%	10/27/27	150	170
[3]	Republic of Uruguay	4.375%	1/23/31	308	357
[3]	Republic of Uruguay	7.625%	3/21/36	195	298
[3]	Republic of Uruguay	4.125%	11/20/45	300	337
[3]	Republic of Uruguay	5.100%	6/18/50	765	944
[3]	Republic of Uruguay	4.975%	4/20/55	500	611
	State of Israel	3.150%	6/30/23	400	423
	State of Israel	2.875%	3/16/26	200	216
	State of Israel	3.250%	1/17/28	300	331
	State of Israel	2.500%	1/15/30	200	205
	State of Israel	2.750%	7/3/30	600	627
	State of Israel	4.500%	1/30/43	200	241
	State of Israel	4.125%	1/17/48	250	287
	State of Israel	3.375%	1/15/50	475	478
	State of Israel	3.875%	7/3/50	400	437
	State of Israel	4.500%	4/3/20	200	236
	Svensk Exportkredit AB	2.000%	8/30/22	190	195
	Svensk Exportkredit AB	1.625%	11/14/22	200	205
	Svensk Exportkredit AB	2.875%	3/14/23	195	205
	Svensk Exportkredit AB	0.375%	3/11/24	800	797
	Svensk Exportkredit AB	0.375%	7/30/24	500	497
	Svensk Exportkredit AB	0.625%	5/14/25	500	496
	Svensk Exportkredit AB	0.500%	8/26/25	800	783
	United Mexican States	3.600%	1/30/25	510	555
	United Mexican States	3.900%	4/27/25	400	439
	United Mexican States	4.125%	1/21/26	445	494
	United Mexican States	4.150%	3/28/27	800	887
	United Mexican States	3.750%	1/11/28	675	721
	United Mexican States	4.500%	4/22/29	950	1,052
	United Mexican States	3.250%	4/16/30	700	705
	United Mexican States	8.300%	8/15/31	220	323
	United Mexican States	4.750%	4/27/32	600	665
	United Mexican States	7.500%	4/8/33	100	136
	United Mexican States	6.050%	1/11/40	883	1,057
	United Mexican States	4.750%	3/8/44	765	803
	United Mexican States	5.550%	1/21/45	510	586
	United Mexican States	4.600%	1/23/46	600	611
	United Mexican States	4.350%	1/15/47	760	751

	Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
United Mexican States	4.600%	2/10/48	455	464
United Mexican States	4.500%	1/31/50	600	607
United Mexican States	5.000%	4/27/51	800	863
United Mexican States	3.771%	5/24/61	600	528
United Mexican States	5.750%	10/12/10	342	379
Total Sovereign Bonds (Cost $180,928)				186,874
Taxable Municipal Bonds (0.7%)
Alabama Economic Settlement Authority Miscellaneous Revenue	3.163%	9/15/25	65	68
American Municipal Power Inc. Electric Power & Light Revenue	5.939%	2/15/47	150	211
American Municipal Power Inc. Electric Power & Light Revenue	7.499%	2/15/50	50	77
American Municipal Power Inc. Electric Power & Light Revenue (Combination Hydroelectric Projects)	8.084%	2/15/50	125	215
Bay Area Toll Authority Highway Revenue	2.574%	4/1/31	75	78
Bay Area Toll Authority Highway Revenue	6.918%	4/1/40	100	144
Bay Area Toll Authority Highway Revenue	6.263%	4/1/49	250	386
Bay Area Toll Authority Highway Revenue	7.043%	4/1/50	100	165
Bay Area Toll Authority Highway Revenue	6.907%	10/1/50	200	330
California Department of Water Resources Power Supply Electric Power & Light Revenue, ETM	2.000%	5/1/22	150	153
California GO	5.700%	11/1/21	250	258
California GO	3.375%	4/1/25	100	110
California GO	2.650%	4/1/26	75	80
California GO	3.500%	4/1/28	150	167
California GO	2.500%	10/1/29	70	73
California GO	4.500%	4/1/33	190	220
California GO	7.500%	4/1/34	350	543
California GO	4.600%	4/1/38	300	347
California GO	7.550%	4/1/39	630	1,018
California GO	7.300%	10/1/39	75	114
California GO	7.350%	11/1/39	675	1,036
California GO	7.625%	3/1/40	205	329
California GO	7.600%	11/1/40	200	332
California State University College & University Revenue	3.899%	11/1/47	50	56
California State University College & University Revenue	2.975%	11/1/51	140	137
Central Puget Sound Regional Transit Authority Sales Tax Revenue	5.491%	11/1/39	50	67
Chicago IL GO	7.045%	1/1/29	45	52
Chicago O'Hare International Airport Port, Airport & Marina Revenue	6.395%	1/1/40	125	180
Chicago O'Hare International Airport Port, Airport & Marina Revenue	4.472%	1/1/49	75	91
Chicago Transit Authority Sales & Transfer Tax Receipts Sales Tax Revenue	6.899%	12/1/40	125	175
Clark County Department of Aviation Port, Airport & Marina Revenue	6.820%	7/1/45	100	150

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	Commonwealth Financing Authority Appropriations Revenue	3.807%	6/1/41	105	111
	Commonwealth Financing Authority Appropriations Revenue (Plancon Program)	3.864%	6/1/38	100	112
	Commonwealth of Massachusetts GO	4.200%	12/1/21	65	67
	Commonwealth of Massachusetts GO	5.456%	12/1/39	150	203
	Commonwealth of Massachusetts GO	2.514%	7/1/41	450	446
	Commonwealth of Massachusetts GO	2.813%	9/1/43	225	228
	Commonwealth of Massachusetts GO	2.900%	9/1/49	100	98
	Commonwealth of Massachusetts Transportation Fund Fuel Sales Tax Revenue	5.731%	6/1/40	50	66
	Connecticut GO	5.090%	10/1/30	175	209
	Connecticut GO	5.850%	3/15/32	200	266
	Cook County IL GO	6.229%	11/15/34	50	67
	Dallas Area Rapid Transit Sales Tax Revenue	5.999%	12/1/44	100	144
	Dallas Area Rapid Transit Sales Tax Revenue	5.022%	12/1/48	50	67
	Dallas Convention Center Hotel Development Corp. Hotel Occupancy Tax Revenue	7.088%	1/1/42	75	102
	Dallas Independent School District GO	6.450%	2/15/35	100	101
	Dallas-Fort Worth International Airport Port, Airport & Marina Revenue	2.994%	11/1/38	485	491
	Dallas-Fort Worth International Airport Port, Airport & Marina Revenue	3.144%	11/1/45	75	75
	District of Columbia Income Tax Revenue	5.591%	12/1/34	50	64
	District of Columbia Water & Sewer Authority Water Revenue	4.814%	10/1/14	150	195
	East Bay Municipal Utility District Water System Water Revenue	5.874%	6/1/40	85	117
	Foothill-Eastern Transportation Corridor Agency Highway Revenue	4.094%	1/15/49	140	146
	Georgia Municipal Electric Authority Electric Power & Light Revenue	6.637%	4/1/57	242	346
	Georgia Municipal Electric Authority Electric Power & Light Revenue	6.655%	4/1/57	145	209
	Georgia Municipal Electric Authority Electric Power & Light Revenue	7.055%	4/1/57	73	102
[4]	Golden State Tobacco Securitization Corp. Tobacco Settlement Funded Revenue	3.115%	6/1/38	100	100
	Grand Parkway Transportation Corp. Texas System Highway Revenue	3.236%	10/1/52	395	397
	Great Lakes Water Authority Sewage Disposal System Sewer Revenue	3.056%	7/1/39	100	102
	Houston TX GO	6.290%	3/1/32	120	150
	Illinois GO	4.950%	6/1/23	213	221
	Illinois GO	5.100%	6/1/33	1,205	1,357
	Illinois State Toll Highway Authority Highway Revenue	6.184%	1/1/34	50	67
	JobsOhio Beverage System Miscellaneous Revenue	3.985%	1/1/29	150	170
	JobsOhio Beverage System Miscellaneous Revenue	4.532%	1/1/35	100	121
	JobsOhio Beverage System Miscellaneous Revenue	2.833%	1/1/38	75	76

	Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
Los Angeles CA Unified School District GO	5.755%	7/1/29	200	248
Los Angeles CA Unified School District GO	5.750%	7/1/34	125	165
Los Angeles CA Unified School District GO	6.758%	7/1/34	200	283
Los Angeles Community College District GO	1.606%	8/1/28	100	99
Los Angeles Community College District GO	1.806%	8/1/30	150	146
Los Angeles Community College District GO	2.106%	8/1/32	100	98
Los Angeles County Metropolitan Transportation Authority Sales Tax Revenue	5.735%	6/1/39	75	97
Los Angeles County Public Works Financing Authority Lease (Abatement) Revenue	7.618%	8/1/40	50	79
Los Angeles Department of Water & Power System Electric Power & Light Revenue	6.574%	7/1/45	100	156
Los Angeles Department of Water & Power System Water Revenue	6.603%	7/1/50	100	162
Maryland Health & Higher Educational Facilities Authority Health, Hospital, Nursing Home Revenue	3.197%	7/1/50	500	482
Maryland State Transportation Authority Transit Revenue	5.888%	7/1/43	50	66
Massachusetts School Building Authority Sales Tax Revenue	5.715%	8/15/39	100	136
Massachusetts School Building Authority Sales Tax Revenue	3.395%	10/15/40	50	52
Massachusetts School Building Authority Sales Tax Revenue	2.950%	5/15/43	100	100
Metropolitan Government of Nashville & Davidson County TN Hotel Occupancy Tax Revenue	6.731%	7/1/43	50	71
Metropolitan Transportation Authority Miscellaneous Taxes Revenue	7.336%	11/15/39	400	627
Metropolitan Transportation Authority Transit Revenue	5.871%	11/15/39	50	63
Metropolitan Transportation Authority Transit Revenue	5.175%	11/15/49	175	217
Metropolitan Washington Airports Authority Dulles Toll Road Highway Revenue	7.462%	10/1/46	85	138
Metropolitan Water Reclamation District of Greater Chicago GO	5.720%	12/1/38	100	133
Miami-Dade County FL Aviation Port, Airport & Marina Revenue	4.280%	10/1/41	125	135
Miami-Dade County FL Water & Sewer Water Revenue	3.490%	10/1/42	75	77
Michigan Finance Authority Health, Hospital, Nursing Home Revenue	3.084%	12/1/34	75	79
Michigan Finance Authority Health, Hospital, Nursing Home Revenue	3.384%	12/1/40	200	211
Michigan State University College & University Revenue	4.496%	8/15/48	50	56
Mississippi GO	5.245%	11/1/34	50	64
Missouri Health & Educational Facilities Authority College & University Revenue	3.229%	5/15/50	100	106

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	Missouri Health & Educational Facilities Authority College & University Revenue	3.652%	8/15/57	100	113
[14]	New Jersey Economic Development Authority Appropriations Revenue	7.425%	2/15/29	225	288
	New Jersey Transportation Trust Fund Authority Appropriations Revenue	4.081%	6/15/39	75	79
	New Jersey Transportation Trust Fund Authority Appropriations Revenue	6.561%	12/15/40	400	552
	New Jersey Transportation Trust Fund Authority Appropriations Revenue	4.131%	6/15/42	100	105
	New Jersey Turnpike Authority Highway Revenue	7.414%	1/1/40	100	157
	New Jersey Turnpike Authority Highway Revenue	7.102%	1/1/41	400	612
	New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	5.767%	8/1/36	150	188
	New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	5.572%	11/1/38	75	97
	New York City Transitional Finance Authority Future Tax Secured Sales Tax Revenue	5.508%	8/1/37	100	131
	New York City Water & Sewer System Water Revenue	5.750%	6/15/41	50	70
	New York City Water & Sewer System Water Revenue	5.952%	6/15/42	50	72
	New York City Water & Sewer System Water Revenue	6.011%	6/15/42	50	73
	New York City Water & Sewer System Water Revenue	5.440%	6/15/43	100	137
	New York City Water & Sewer System Water Revenue	5.882%	6/15/44	175	254
	New York NY GO	5.517%	10/1/37	50	65
	New York NY GO	6.271%	12/1/37	100	141
	New York State Dormitory Authority College & University Revenue	3.142%	7/1/43	260	251
	New York State Dormitory Authority Income Tax Revenue	3.110%	2/15/39	50	51
	New York State Dormitory Authority Income Tax Revenue	5.628%	3/15/39	100	125
	New York State Dormitory Authority Income Tax Revenue	3.190%	2/15/43	50	51
	New York State Thruway Authority Highway Revenue	2.900%	1/1/35	85	88
	New York State Thruway Authority Highway Revenue	3.500%	1/1/42	50	51
	New York State Urban Development Corp. Income Tax Revenue	3.900%	3/15/33	100	110
	New York State Urban Development Corp. Income Tax Revenue	5.770%	3/15/39	150	183
	North Texas Tollway Authority Highway Revenue	6.718%	1/1/49	150	238
	Ohio State University College & University Revenue	4.910%	6/1/40	100	129
	Ohio State University College & University Revenue	4.800%	6/1/11	100	128
	Ohio State University General Receipts College & University Revenue	3.798%	12/1/46	100	114
	Ohio Turnpike & Infrastructure Commission Highway Revenue	3.216%	2/15/48	75	75

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	Ohio Water Development Authority Water Pollution Control Loan Fund Water Revenue	4.879%	12/1/34	75	88
	Oregon Department of Transportation Fuel Sales Tax Revenue	5.834%	11/15/34	150	202
	Oregon GO	5.762%	6/1/23	107	115
	Oregon GO	5.892%	6/1/27	75	92
[8]	Oregon School Boards Association GO	5.528%	6/30/28	50	58
[15]	Oregon State University College & University Revenue	3.424%	3/1/60	150	151
	Pennsylvania State University College & University Revenue	2.790%	9/1/43	200	200
	Pennsylvania State University College & University Revenue	2.840%	9/1/50	100	96
	Pennsylvania Turnpike Commission Highway Revenue	5.511%	12/1/45	75	101
	Permanent University Fund - Texas A&M University System College & University Revenue	3.100%	7/1/49	75	76
	Permanent University Fund - University of Texas System College & University Revenue	3.376%	7/1/47	50	55
	Port Authority of New York & New Jersey Port, Airport & Marina Revenue	6.040%	12/1/29	75	98
	Port Authority of New York & New Jersey Port, Airport & Marina Revenue	4.960%	8/1/46	250	322
	Port Authority of New York & New Jersey Port, Airport & Marina Revenue	5.310%	8/1/46	100	113
	Port Authority of New York & New Jersey Port, Airport & Marina Revenue	4.031%	9/1/48	30	34
	Port Authority of New York & New Jersey Port, Airport & Marina Revenue	4.926%	10/1/51	100	130
	Port Authority of New York & New Jersey Port, Airport & Marina Revenue	3.175%	7/15/60	150	142
	Port Authority of New York & New Jersey Port, Airport & Marina Revenue	4.458%	10/1/62	550	678
	Port Authority of New York & New Jersey Port, Airport & Marina Revenue	4.810%	10/15/65	100	129
	Port Authority of New York & New Jersey Port, Airport & Marina Revenue	3.287%	8/1/69	100	97
	Port of Morrow OR Nuclear Revenue	2.543%	9/1/40	100	96
	Regional Transportation District Sales Tax Revenue	5.844%	11/1/50	100	150
	Riverside County CA Appropriations Revenue	3.818%	2/15/38	50	53
	Rutgers State University of New Jersey College & University Revenue	5.665%	5/1/40	50	67
	Rutgers State University of New Jersey College & University Revenue	3.270%	5/1/43	25	26
	Rutgers State University of New Jersey College & University Revenue	3.915%	5/1/19	75	77
	Sales Tax Securitization Corp. Sales Tax Revenue	3.587%	1/1/43	75	79
	Sales Tax Securitization Corp. Sales Tax Revenue	3.820%	1/1/48	50	53
	Sales Tax Securitization Corp. Sales Tax Revenue	4.787%	1/1/48	100	122
	Salt River Project Agricultural Improvement & Power District Electric Power & Light Revenue	4.839%	1/1/41	150	191

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	San Antonio TX Electric & Gas Systems Electric Power & Light Revenue	5.985%	2/1/39	125	173
	San Antonio TX Electric & Gas Systems Electric Power & Light Revenue	5.808%	2/1/41	125	174
	San Antonio TX Electric & Gas Systems Electric Power & Light Revenue	2.905%	2/1/48	100	98
	San Diego County Water Authority Water Revenue	6.138%	5/1/49	100	145
	San Francisco CA Public Utilities Commission Water Revenue	6.950%	11/1/50	100	161
	San Jose Redevelopment Agency Successor Agency Tax Allocation Revenue	3.375%	8/1/34	100	107
	Santa Clara Valley Transportation Authority Sales Tax Revenue	5.876%	4/1/32	200	247
	South Carolina Public Service Authority Electric Power & Light Revenue	6.454%	1/1/50	100	148
	South Carolina Public Service Authority Nuclear Revenue	2.388%	12/1/23	50	52
	State Board of Administration Finance Corp. Miscellaneous Revenue	2.638%	7/1/21	150	151
	State Board of Administration Finance Corp. Miscellaneous Revenue	1.258%	7/1/25	325	328
	State Board of Administration Finance Corp. Miscellaneous Revenue	1.705%	7/1/27	250	251
	State Board of Administration Finance Corp. Miscellaneous Revenue	2.154%	7/1/30	250	250
	State Public School Building Authority Miscellaneous Revenue	5.000%	9/15/27	50	59
	Texas GO	5.517%	4/1/39	180	251
	Texas GO	4.681%	4/1/40	50	64
	Texas GO	3.211%	4/1/44	225	235
	Texas Private Activity Bond Surface Transportation Corp. Highway Revenue	3.922%	12/31/49	175	185
	Texas Transportation Commission GO	2.562%	4/1/42	100	98
	Texas Transportation Commission GO	2.472%	10/1/44	500	472
	Texas Transportation Commission State Highway Fund Fuel Sales Tax Revenue	5.178%	4/1/30	175	213
	Texas Transportation Commission State Highway Fund Miscellaneous Revenue	4.000%	10/1/33	100	119
[8]	Tucson AZ COP	2.856%	7/1/47	50	47
	University of California College & University Revenue	0.883%	5/15/25	100	100
	University of California College & University Revenue	3.063%	7/1/25	100	109
	University of California College & University Revenue	1.316%	5/15/27	100	99
	University of California College & University Revenue	1.614%	5/15/30	125	119
	University of California College & University Revenue	5.946%	5/15/45	175	238
	University of California College & University Revenue	3.071%	5/15/51	100	98
	University of California College & University Revenue	4.858%	5/15/12	225	284
	University of California College & University Revenue	4.767%	5/15/15	100	124
	University of California Regents Medical Center Pooled Health, Hospital, Nursing Home Revenue	6.548%	5/15/48	350	527

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	University of California Regents Medical Center Pooled Health, Hospital, Nursing Home Revenue	6.583%	5/15/49	50	74
	University of California Regents Medical Center Pooled Health, Hospital, Nursing Home Revenue	3.006%	5/15/50	130	125
	University of California Regents Medical Center Pooled Health, Hospital, Nursing Home Revenue	3.706%	5/15/20	60	58
	University of Michigan College & University Revenue	2.437%	4/1/40	100	96
	University of Michigan College & University Revenue	2.562%	4/1/50	100	95
	University of Nebraska Facilities Corp. College & University Revenue	3.037%	10/1/49	65	65
	University of Pittsburgh-of the Commonwealth System of Higher Education College & University Revenue	3.555%	9/15/19	250	235
	University of Texas System College & University Revenue	2.439%	8/15/49	50	46
	University of Texas System Regents College & University Revenue	4.794%	8/15/46	100	127
	University of Texas System Regents College & University Revenue	3.354%	8/15/47	50	55
	University of Virginia College & University Revenue	2.256%	9/1/50	335	293
	University of Virginia College & University Revenue	4.179%	9/1/17	50	57
	Utah GO	4.554%	7/1/24	40	43
	Utah GO	3.539%	7/1/25	50	54
	Washington GO	5.140%	8/1/40	150	203
[8]	Wisconsin Appropriations Revenue	5.700%	5/1/26	60	70
	Wisconsin Appropriations Revenue	3.154%	5/1/27	100	110
	Wisconsin Appropriations Revenue	3.954%	5/1/36	250	277
Total Taxable Municipal Bonds (Cost $30,781)					34,929

		Coupon	Maturity Date	Shares	Market Value ($000)
Temporary Cash Investments (2.9%)
Money Market Fund (2.9%)
[16]	Vanguard Market Liquidity Fund (Cost $136,116)	0.081%		1,361,157	136,115
Total Investments (102.4%) (Cost $4,716,481)					4,862,959
Other Assets and Liabilities—Net (-2.4%)					(113,799)
Net Assets (100%)					4,749,160
Cost is in $000.
1	Securities with a value of $129,000 have been segregated as collateral for certain open To Be Announced (TBA) transactions.
2	The issuer was placed under federal conservatorship in September 2008; since that time, its daily operations have been managed by the Federal Housing Finance Agency and it receives capital from the U.S. Treasury, as needed to maintain a positive net worth, in exchange for senior preferred stock.
3	The average or expected maturity is shorter than the final maturity shown because of the possibility of interim principal payments and prepayments or the possibility of the issue being called.
4	Security purchased on a when-issued or delayed-delivery basis for which the portfolio has not taken delivery as of March 31, 2021.
5	Variable-rate security; rate shown is effective rate at period end. Certain variable rate securities are not based on a published reference rate and spread but are determined by the issuer or agent based on current market conditions.
6	Security value determined using significant unobservable inputs.
7	Security exempt from registration under Rule 144A of the Securities Act of 1933. Such securities may be sold in transactions exempt from registration, normally to qualified institutional buyers. At March 31, 2021, the aggregate value was $35,686,000, representing 0.8% of net assets.
8	Scheduled principal and interest payments are guaranteed by Assured Guaranty Municipal Corp.
9	Guaranteed by the Government of Canada.
10	U.S. government-guaranteed.
11	Guaranteed by the Government of Japan.
12	Guaranteed by the Federal Republic of Germany.
13	Guaranteed by the Republic of Austria.
14	Scheduled principal and interest payments are guaranteed by National Public Finance Guarantee Corp.
15	Scheduled principal and interest payments are guaranteed by Build America Mutual Assurance Co.
16	Affiliated money market fund available only to Vanguard funds and certain trusts and accounts managed by Vanguard. Rate shown is the 7-day yield.
12M—12-month.
1YR—1-year.
6M—6-month.
CMT—Constant Maturing Treasury Rate.
COP—Certificate of Participation.
ETM—Escrowed to Maturity.
GO—General Obligation Bond.
LIBOR—London Interbank Offered Rate.
REIT—Real Estate Investment Trust.
UMBS—Uniform Mortgage-Backed Securities.
A. Security Valuation: Securities are valued as of the close of trading on the New York Stock Exchange (generally 4 p.m., Eastern time) on the valuation date. Bonds and temporary cash investments are valued using the latest bid prices or using valuations based on a matrix system (which considers such factors as security prices, yields, maturities, and ratings), both as furnished by independent pricing services. Structured debt securities, including mortgages and asset-backed securities, are valued using the latest bid prices or using valuations based on a matrix system that considers such factors as issuer, tranche, nominal or option-adjusted spreads, weighted average coupon, weighted average maturity, credit enhancements, and collateral. Investments in Vanguard Market Liquidity Fund are valued at that fund's net asset value. Securities for which market quotations are not readily available, or whose values have been materially affected by events occurring before the portfolio’s pricing time but after the close of the securities’ primary markets, are valued by methods deemed by the board of trustees to represent fair value.

B. To Be Announced (TBA) Transactions: A TBA transaction is an agreement to buy or sell mortgage-backed securities with agreed-upon characteristics (face amount, coupon, maturity) for settlement at a future date. The portfolio may be a seller of TBA transactions to reduce its exposure to the mortgage-backed securities market or in order to sell mortgage-backed securities it owns under delayed-delivery arrangements. When the portfolio is a buyer of TBA transactions, it maintains cash or short-term investments in an amount sufficient to meet the purchase price at the settlement date of the TBA transaction. The primary risk associated with TBA transactions is that a counterparty may default on its obligations. The portfolio mitigates its counterparty risk by, among other things, performing a credit analysis of counterparties, allocating transactions among numerous counterparties, and monitoring its exposure to each counterparty. The portfolio may also enter into a Master Securities Forward Transaction Agreement (MSFTA) with certain counterparties and require them to transfer collateral as security for their performance. In the absence of a default, the collateral pledged or received by the portfolio cannot be repledged, resold, or rehypothecated. Under an MSFTA, upon a counterparty default (including bankruptcy), the portfolio may terminate any TBA transactions with that counterparty, determine the net amount owed by either party in accordance with its master netting arrangements, and sell or retain any collateral held up to the net amount owed to the portfolio under the master netting arrangements.
C. Mortgage Dollar Rolls: The portfolio enters into mortgage-dollar-roll transactions, in which the portfolio sells mortgage-backed securities to a dealer and simultaneously agrees to purchase similar securities in the future at a predetermined price. The proceeds of the securities sold in mortgage-dollar-roll transactions are typically invested in high-quality short-term fixed income securities. The portfolio forgoes principal and interest paid on the securities sold, and is compensated by interest earned on the proceeds of the sale and by a lower price on the securities to be repurchased. The portfolio has also entered into mortgage-dollar-roll transactions in which the portfolio buys mortgage-backed securities from a dealer pursuant to a TBA transaction and simultaneously agrees to sell similar securities in the future at a predetermined price. The securities bought in mortgage-dollar-roll transactions are used to cover an open TBA sell position. The portfolio continues to earn interest on mortgage-backed security pools already held and receives a lower price on the securities to be sold in the future. The portfolio accounts for mortgage-dollar-roll transactions as purchases and sales; as such, these transactions may increase the portfolio’s portfolio turnover rate. Amounts to be received or paid in connection with open mortgage dollar rolls are included in Receivables for Investment Securities Sold or Payables for Investment Securities Purchased.
D.  Various inputs may be used to determine the value of the portfolio’s investments. These inputs are summarized in three broad levels for financial statement purposes. The inputs or methodologies used to value securities are not necessarily an indication of the risk associated with investing in those securities.
Level 1—Quoted prices in active markets for identical securities.
Level 2—Other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.).
Level 3—Significant unobservable inputs (including the portfolio’s own assumptions used to determine the fair value of investments). Any investments valued with significant unobservable inputs are noted on the Schedule of Investments.

The following table summarizes the market value of the portfolio’s investments as of March 31, 2021, based on the inputs used to value them:
	Level 1 ($000)	Level 2 ($000)	Level 3 ($000)	Total ($000)
Investments
Assets
U.S. Government and Agency Obligations	—	2,992,635	—	2,992,635
Asset-Backed/Commercial Mortgage-Backed Securities	—	130,139	460	130,599
Corporate Bonds	—	1,381,807	—	1,381,807
Sovereign Bonds	—	186,874	—	186,874
Taxable Municipal Bonds	—	34,929	—	34,929
Temporary Cash Investments	136,115	—	—	136,115
Total	136,115	4,726,384	460	4,862,959